File No. 333-95851

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 11

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 98

(Check appropriate box or boxes.)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Exact Name of Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code (413) 744-8411

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective

☐    immediately upon filing pursuant to paragraph (b) of Rule 485

☒    on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐    60 days after filing pursuant to paragraph (a) of Rule 485

☐    on (date) pursuant to paragraph (a) of the Rule 485

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CROSS REFERENCE TO ITEMS

REQUIRED BY FORM N-4

N-4 Item	Caption in Prospectus
1	Cover Page

2	Definitions

3	Table of Fees and Expenses

4	Condensed Financial Information

5	The Company; Investment Choices

6	Expenses; Distribution

7	Ownership; Purchasing a Certificate; Voting Rights; Right to Take Loans; Certificate Value; Cover Page

8	The Income Phase

9	Death Benefit

10	Certificate Value; Distribution

11	Right to Cancel Your Certificate; Suspension of Payments or Transfers; Withdrawals

12	Taxes

13	Legal Proceedings

14	Additional Information

Caption in the Statement of Additional Information
15	Cover Page

16	Table of Contents

17	Company

18	Experts; Distribution; Custodian

19	Purchase of Securities Being Offered

20	Distribution

21	Not Applicable

22	Annuity Payments

23	Financial Statements

2

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual Artistry Variable Annuity

This prospectus describes the MassMutual Artistry individual certificates issued under a deferred group variable annuity contract offered by Massachusetts Mutual Life Insurance Company. The certificate may not be available in all states. The certificate provides for accumulation of certificate value and annuity payments on a fixed and/or variable basis.

You, the participant, have a number of investment choices in this certificate. These investment choices include one fixed account option as well as the following funds which are offered through our separate account, Massachusetts Mutual Variable Annuity Separate Account 4.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Financial Services Fund
•	Invesco V.I. Global Health Care Fund
•	Invesco V.I. Technology Fund

Fidelity® Variable Insurance Products

•	Fidelity® VIP Contrafund® Portfolio

ING Investors Trust

•	ING Clarion Global Real Estate Portfolio

MML Series Investment Fund

•	MML Aggressive Allocation Fund
•	MML American Funds® Core Allocation Fund
•	MML American Funds® Growth Fund
•	MML American Funds® International Fund
•	MML Asset Allocation Fund
•	MML Balanced Allocation Fund
•	MML Blue Chip Growth Fund
•	MML Concentrated Growth Fund
•	MML Conservative Allocation Fund
•	MML Emerging Growth Fund
•	MML Equity Income Fund
•	MML Equity Index Fund
•	MML Foreign Fund
•	MML Global Fund
•	MML Growth Allocation Fund
•	MML Growth & Income Fund
•	MML Income & Growth Fund
•	MML Large Cap Growth Fund
•	MML Large Cap Value Fund
•	MML Mid Cap Growth Fund
•	MML Mid Cap Value Fund
•	MML Moderate Allocation Fund
•	MML NASDAQ-100® Fund[1]
•	MML Small Cap Growth Equity Fund
•	MML Small Cap Index Fund
•	MML Small/Mid Cap Value Fund
•	MML Small Company Value Fund

MML Series Investment Fund II

•	MML Blend Fund
•	MML China Fund
•	MML Enhanced Index Core Equity Fund
•	MML Equity Fund
•	MML High Yield Fund
•	MML Inflation-Protected and Income Fund
•	MML Managed Bond Fund
•	MML Money Market Fund
•	MML Short-Duration Bond Fund
•	MML Small Cap Equity Fund
•	MML Strategic Emerging Markets Fund

Oppenheimer Variable Account Funds

•	Oppenheimer Balanced Fund/VA**
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer High Income Fund/VA**
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Money Fund/VA*
•	Oppenheimer Small- & Mid-Cap Growth Fund/VA

Panorama Series Fund, Inc.

•	Oppenheimer International Growth Fund/VA
•	Panorama Growth Portfolio
•	Panorama Total Return Portfolio

PIMCO Variable Insurance Trust

•	PIMCO VIT CommodityRealReturn® Strategy Portfolio

*	Unavailable in certificates issued on or after 1/19/2008.
**	Unavailable in certificates issued on or after 5/1/2009. For certificates issued prior to 5/1/2009, you may not allocate any new money to this fund via purchase payments or transfers.
[1]

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the certificate.

To learn more about the certificate, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2010. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 40 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)

The certificate:

•	is not a bank or credit union deposit.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.

The SEC has not approved this certificate or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

May 1, 2010

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the certificate, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page

Accumulation Phase	4

Accumulation Unit	18

Annuitant	8

Annuity Date	27

Annuity Options	28

Annuity Payments	27

Annuity Unit Value	28

Certificate	4

Certificate Year	19

Contract Owner	8

Free Withdrawals	26

Income Phase	26

Participant	8

Purchase Payment	8

Qualified	33

Separate Account	11

Service Center	4

Tax Deferral	5

Tax-Sheltered Annuity	34

Contacting the Company

How to Contact Us.  You may contact us by calling your registered representative or the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also e-mail us by visiting www.massmutual.com/asc. Additionally, you may write to our Service Center using the following address: MassMutual Financial Group, Document Management Services - Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual Financial Group, Document Management Services - Annuities W360, 1295 State Street, Springfield, MA 01111-0111.

Sending Forms and Written Requests in Good Order.  From time to time you may want to submit a written request for a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form.

Overview

The following is intended as a summary. Please read each section of this prospectus for additional detail.

The annuity certificate is an ownership interest issued by “us,” Massachusetts Mutual Life Insurance Company, to “you,” the participant, under the group deferred variable annuity contract. This annuity certificate is a contract between the participant and MassMutual. The certificate is intended for retirement savings or other long-term investment purposes. The certificate is designed primarily for use in annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. These plans are sometimes called “tax-sheltered annuities” or “TSAs.”

In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You select the income period beginning on a date you designate that is at least 13 months from when you purchase the certificate. The certificate, like all deferred annuity certificates, has two phases – the accumulation phase and the income phase. Your certificate is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your certificate enters the income phase.

Certificate Type.  The certificate described in this prospectus is an individual certificate issued under a deferred group variable annuity contract. The certificate provides for accumulation of certificate value and annuity payments on a fixed and/or variable basis.

The Prospectus and the Certificate.  This prospectus describes general provisions of the certificate, but is not intended to address all details of the certificate. Where the prospectus and certificate differ, the certificate will control. You should read your certificate for more information about its terms and conditions. Your certificate may include state specific requirements which are not described in this prospectus. Each certificate is subject to the law of the state in which the certificate is issued. Some of the terms of your certificate may differ from the terms of the certificate delivered in another state because of state-specific legal requirements. Some of the subject matters in which there may be state-specific certificate provisions include:

•	the contingent deferred sales charge schedule;

•	the availability of certain investment choices;

•	certain certificate features;

•	free look rights;

•	the minimum interest rate credited to the fixed account;

•	premium taxes; and

•	fund transfer rights.

If you would like information regarding state-specific certificate provisions, you should contact your registered representative or call our Service Center at the number shown on page 1 of this prospectus.

Annuity Options.  We make annuity payments based on the annuity option you elect. When you elect an annuity option you also elect among a number of features, including but not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable and/or fixed payments. See “The Income Phase.”

Investment Choices.  The certificate is called a variable annuity because you can choose to allocate your purchase payments among various investment choices. Your choices include over forty funds and one fixed account. The amount of money you are able to accumulate in your certificate during the accumulation phase depends upon the investment performance of the funds you select as well as the interest we credit on the fixed account. See “Investment Choices.”

Withdrawals.  Subject to certain restrictions, you may periodically make partial withdrawals of your certificate value. If you make a full withdrawal of your certificate value, all your rights under the certificate will be terminated. Income taxes, tax penalties and a contingent deferred sales charge may apply to any withdrawal you request. See “Withdrawals,” “Expenses – Contingent Deferred Sales Charge” and “Taxes.”

Transfers.  Subject to certain restrictions, you may periodically transfer certificate value among available investment choices. See “Transfers and Transfer Programs.”

Death Benefit.  A beneficiary may receive a benefit in the event of your death prior to the income phase. Once the income phase commences, payments upon death may be available to beneficiaries depending on the annuity option elected. See “Death Benefit” and “Income Phase.”

Fees.  Your certificate value will be subject to certain fees. These charges will be reflected in your certificate value and may be reflected in any annuity payments you choose to receive from the certificate. See “Expenses” and “Table of Fees and Expenses.”

Taxation.  The Internal Revenue Code of 1986, as amended, has certain rules that apply to the certificate. These tax treatments apply to earnings from the certificate, withdrawals, death benefits and annuity options. See “Taxes.”

Tax Deferral.  You are generally not taxed on certificate earnings until you take money from your certificate. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should consider buying a variable annuity to fund a qualified plan for the annuity’s additional features such as lifetime income payments and death benefit protection.

Right to Cancel Your Certificate.  You have a right to examine your certificate. If you change your mind about owning your certificate, you can generally cancel it within 10 calendar days after receiving it. However, this time period may vary by state. See “Right to Cancel Your Certificate.”

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the certificate.

I.  The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the certificate. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below. Premium taxes may also be deducted, but are not reflected below.

Participant Transaction Expenses

	Current	Maximum
Transfer Fee	$0	The lesser of $20 or 2% of the amount transferred.

Loan Origination Fee	$0	$35

Contingent Deferred Sales Charge (as a percentage of amount withdrawn or applied to an annuity option)	8%[1]	8%[1]

1 Contingent Deferred Sales Charge Schedule

Certificate Year	1	2	3	4	5	6	7	8	9	10 and later

Percentage	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%

II.  The next table describes fees and expenses you will pay periodically during the time you own the certificate, not including fees and expenses deducted by the funds you select.

Periodic Certificate Charges

	Current	Maximum
Annual Certificate Maintenance Charge	$0	$60

Separate Account Annual Expenses (as a percentage of average account value in the separate account)

Mortality and Expense Risk Charge	1.03%	1.25%

Administrative Charge	0.15%	0.25%

Total Separate Account Annual Expenses	1.18%	1.50%

Annual Fund Operating Expenses

While you own the certificate, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The first table shows the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2009. More detail concerning each fund’s fees and expenses that you may pay periodically during the time that you own the certificate, is contained in the second table below and each fund prospectus.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.42%	2.08%

The following table provides more specific information about the total fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2009.

Investment Management Fees and Other Expenses

Fund Name	Management Fee[1]		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.56%		0.11%					0.67%	[2]
ING Clarion Global Real Estate Portfolio (Class S)	0.79%	[3]	0.22%		0.25%	0.00%		1.26%	[4]
Invesco V.I. Financial Services (Series I Shares)[5]	0.75%		0.53%			0.01%	[6]	1.29%	[7]
Invesco V.I. Global Health Care Fund (Series I Shares)[8]	0.75%		0.39%			0.01%	[6]	1.15%	[7]
Invesco V.I. Technology Fund (Series I Shares)[9]	0.75%		0.44%			0.01%	[6]	1.20%	[7]
MML Aggressive Allocation Fund (Initial Class)	0.10%		0.14%			0.81%	[10]	1.05%	[11]
MML American Funds® Core Allocation Fund (Service Class I)	0.20%		0.32%		0.25%	0.41%	[10]	1.18%	[12]
MML American Funds® Growth Fund (Service Class I)[13]	0.48%		0.52%		0.25%			1.25%	[14]
MML American Funds® International Fund (Service Class I)[15]	0.65%		0.55%		0.25%			1.45%	[16]
MML Asset Allocation Fund (Initial Class)	0.55%		0.08%					0.63%
MML Balanced Allocation Fund (Initial Class)	0.10%		0.04%			0.67%	[10]	0.81%
MML Blend Fund (Initial Class)	0.43%		0.06%					0.49%
MML Blue Chip Growth Fund (Initial Class)	0.75%		0.08%					0.83%
MML China Fund (Service Class I)	1.05%		0.78%		0.25%			2.08%	[17]
MML Concentrated Growth Fund (Class II)	0.60%	[18]	0.23%					0.83%
MML Conservative Allocation Fund (Initial Class)	0.10%		0.05%			0.63%	[10]	0.78%
MML Emerging Growth Fund (Initial Class)	1.05%		0.47%					1.52%	[19]
MML Enhanced Index Core Equity Fund (Initial Class)	0.55%		0.35%	[20]				0.90%	[21]
MML Equity Fund (Initial Class)	0.41%		0.05%					0.46%
MML Equity Income Fund (Initial Class)	0.75%		0.06%					0.81%
MML Equity Index Fund (Class I)	0.10%		0.36%					0.46%	[22]
MML Foreign Fund (Initial Class)	0.89%		0.12%					1.01%
MML Global Fund (Class II)	0.60%		0.44%					1.04%	[23]
MML Growth & Income Fund (Initial Class)	0.50%		0.08%					0.58%

Fund Name	Management Fee[1]		Other Expenses		12b-1 Fees	Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
MML Growth Allocation Fund (Initial Class)	0.10%		0.02%			0.75%	[10]	0.87%
MML High Yield Fund (Service Class I)	0.60%		0.32%		0.25%			1.17%	[24]
MML Income & Growth Fund (Initial Class)	0.65%		0.07%					0.72%
MML Inflation-Protected and Income Fund (Initial Class)	0.55%		0.36%					0.91%
MML Large Cap Growth Fund (Initial Class)	0.65%		0.16%					0.81%
MML Large Cap Value Fund (Initial Class)	0.78%		0.07%					0.85%
MML Managed Bond Fund (Initial Class)	0.41%		0.01%					0.42%
MML Mid Cap Growth Fund (Initial Class)	0.77%		0.07%					0.84%
MML Mid Cap Value Fund (Initial Class)	0.84%		0.07%			0.02%	[10]	0.93%
MML Moderate Allocation Fund (Initial Class)	0.10%		0.03%			0.70%	[10]	0.83%
MML Money Market Fund (Initial Class)	0.47%	[25]	0.07%					0.54%
MML NASDAQ-100® Fund (Initial Class)	0.45%		0.65%	[20]				1.10%	[26]
MML Short-Duration Bond Fund (Service Class I)	0.40%		0.27%		0.25%			0.92%	[27]
MML Small Cap Equity Fund (Initial Class)	0.64%		0.25%			0.04%	[10]	0.93%
MML Small Cap Growth Equity Fund (Initial Class)	1.07%		0.09%	[20]				1.16%
MML Small Cap Index Fund (Initial Class)	0.35%		0.19%	[20]				0.54%
MML Small Company Value Fund (Service Class I)	0.85%		0.41%		0.25%	0.17%	[10]	1.68%	[28]
MML Small/Mid Cap Value Fund (Initial Class)	0.75%		0.07%					0.82%
MML Strategic Emerging Markets Fund (Service Class I)	1.05%		0.74%		0.25%			2.04%	[29]
Oppenheimer Balanced Fund/VA (Non-Service Shares)**	0.75%	[30]	0.14%			0.02%		0.91%	[31,32]
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)	0.66%		0.12%					0.78%	[31,33]
Oppenheimer Global Securities Fund/VA (Non-Service Shares)	0.64%		0.11%					0.75%	[31]
Oppenheimer Global Strategic Income Fund/VA (Non-Service Shares)[34]	0.55%		0.10%			0.03%		0.68%	[31,35]
Oppenheimer High Income Fund/VA (Non-Service Shares)**	0.75%	[30]	0.19%			0.02%		0.96%	[31,36]
Oppenheimer International Growth Fund/VA (Non-Service Shares)	0.97%	[30]	0.11%			0.01%		1.09%	[31,37]
Oppenheimer Main Street Fund®/VA (Non-Service Shares)	0.66%		0.12%					0.78%	[31]
Oppenheimer Money Fund/VA (Non-Service Shares)*	0.45%	[38]	0.12%					0.57%	[31,39]
Oppenheimer Small- & Mid-Cap Growth Fund/VA (Non-Service Shares)[40]	0.73%	[41]	0.13%					0.86%	[31,42]
Panorama Growth Portfolio (Non-Service Shares)	0.63%		0.18%					0.81%	[31,43]
Panorama Total Return Portfolio (Non-Service Shares)	0.63%	[44]	0.16%					0.79%	[31,45]
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)	0.74%	[46]	0.09%	[47]	0.25%	0.13%	[48]	1.21%	[49,50]

*	Unavailable in contracts/certificates issued on or after January 19, 2008.

**	Unavailable in contracts/certificates issued on or after May 1, 2009. For contracts/certificates issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.

1. The “Management Fee” is the investment advisory fee paid by the Portfolio or Fund to its investment adviser.

2. A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund’s expenses. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund’s custodian expenses. Including these reductions, the total class operating expenses would have been 0.65%. These offsets may be discontinued at any time.

3. The adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it.

4. The adviser is contractually obligated to limit expenses to 1.15% through at least May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to recoupment by the adviser within three years. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 1.14%.

5. Formerly known as AIM V.I. Financial Services Fund.

6. Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. As a result, the Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements listed above may exceed the expense limit numbers. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.

7. The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets.

8. Formerly known as AIM V.I. Global Health Care Fund.

9. Formerly known as AIM V.I. Technology Fund.

10. Acquired Fund Fees and Expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund Fees and Expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

11. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other nonrecurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund Fees and Expenses, through May 1, 2011, to the extent that Other Expenses would otherwise exceed 0.10%. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.01%.

12. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.16%.

13. Reflects the combined expenses of the Master Growth Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.50%. The Master Growth Fund has a management fee of 0.33% and other expenses of 0.02%.

14. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Master Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.05%.

15. Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.51%. The Master International Fund has a management fee of 0.50% and other expenses of 0.04%.

16. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Master Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.24%.

17. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

18. MassMutual has voluntarily agreed to waive .05% of its management fees for the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

19. MassMutual has contractually agreed to bear expenses of the Fund (other than the management and 12b-1 fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.20% of the average daily net asset values of the Fund through May 1, 2011. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.25%.

20. Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

21. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund Fees and Expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.66%.

22. MassMutual has contractually agreed to bear the expenses (other than the management, 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) in excess of 0.05% of the average daily net asset values through May 1, 2011. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.45%.

23. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.80%.

24. MassMutual has contractually agreed to (i) waive .10% of its management fees for the Fund through May 1, 2011, and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this waiver and cap. If this table did reflect the waiver and cap, the Total Annual Fund Operating Expenses would be 0.94%. Other Expenses are based on estimated amounts for the first fiscal year.

25. MassMutual has agreed to voluntarily waive some or all of its management fees and, if necessary, reimburse some or all of the Fund’s Other Expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MassMutual may amend or discontinue this waiver at any time without advance notice.

26. MassMutual has contractually agreed to bear expenses of the Fund (other than the management and 12b-1 fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund Fees and Expenses, in excess of 0.11% of the average daily net asset values of the Fund through May 1, 2011. Such agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.57%.

27. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.80%. Other Expenses are based on estimated amounts for the first fiscal year.

28. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses), excluding Acquired Fund fees and expenses, through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.57%.

29. MassMutual has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through May 1, 2011. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

30. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Oppenheimer Institutional Money Market Fund.

31. The Fund’s management fee and other annual operating expenses may vary in future years.

32. The Manager has voluntarily agreed to waive a portion of the advisory fee and/or reimburse certain expenses so “Total Annual Operating Expenses” of the Fund will not exceed 0.67% of average annual net assets. The voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.62%. From April 1, 2009 through March 31, 2010, the Manager voluntarily waived the advisory fee by 0.08% of the Fund’s average daily net assets. That voluntary waiver was applied after all other waivers and/or reimbursements.

33. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 0.80%. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.78%. The voluntary undertaking may be amended or withdrawn at any time.

34. Formerly known as Oppenheimer Strategic Bond Fund.

35. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.65%. The voluntary undertaking may be amended or withdrawn at any time.

36. From April 1, 2009 through March 31, 2010, the Manager voluntarily waived its advisory fee by 0.26% of the Fund’s daily net assets. The voluntary waiver was applied after all other waivers and/or reimbursements. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentage of daily net assets will not exceed the annual rate of 0.75%. The voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.59%.

37. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentage of daily net assets will not exceed the annual rate of 1.00%. This voluntary undertaking may be amended or withdrawn at any time.

38. The Manager has voluntarily undertaken to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. This undertaking may be amended or withdrawn at any time.

39. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as a percentage of daily net assets will not exceed the annual rate of 0.50%. This voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.48%.

40. Formerly known as Oppenheimer MidCap Fund/VA.

41. Effective April 1, 2009 through March 31, 2010, the Manager has agreed to voluntarily waive its advisory fee by 0.09% of the Fund’s average annual net assets. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be amended or withdrawn at any time. Effective April 1, 2010 through August 31, 2010, the Manager has agreed to voluntarily waive its advisory fee by 0.05% of the Fund’s average daily net assets. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be withdrawn at any time.

42. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund’s total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 0.80%. The voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.66%.

43. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Portfolio’s total annual operating expenses so that those expenses, as a percentage of daily net assets will not exceed the annual rate of 0.80%. The voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.79%.

44. From April 1, 2009 through March 31, 2010, the Manager voluntarily waived its advisory fee by 0.09% of the Fund’s average daily net assets. That voluntary waiver was applied after all other waivers and/or reimbursements.

45. Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Portfolio’s total annual operating expenses so that those expenses, as a percentage of daily net assets will not exceed the annual rate of 0.80%. The voluntary undertaking may be amended or withdrawn at any time. After all waivers, reimbursements and other credits, the actual total annual fund operating expenses for the fiscal year ended December 31, 2009 were 0.70%.

46. “Management Fees” reflect an advisory and a supervisory and administrative fee payable by the Portfolio to PIMCO.

47. “Other Expenses” reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio’s use of those investments (like reverse repurchase agreements) as an investment strategy.

48. The Subsidiary has entered into a separate contract with PIMCO for the Management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

49. The Total Annual Portfolio Operating Expenses do not match the Ratio of Expense to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of the Portfolio’s prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

50. PIMCO has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(See the fund prospectuses for more information.)

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Examples

These Examples are intended to help you compare the cost of investing in the certificate with the cost of investing in other variable annuity contracts. These costs include participant transaction expenses, certificate fees, separate account annual expenses, and fund fees and expenses.

Examples Using Maximum Expenses

Example I assumes that you withdraw all your certificate value at the end of each year shown.

Example II assumes you do not withdraw any of your certificate value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown. (Currently the income phase is not available until 13 months after you purchase your certificate).

Both Example I and Example II assume:

•	that you invest $10,000 in the certificate for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% return each year,
•	that the maximum fees and expenses in the “Table of Fees and Expenses” apply, and
•

that you selected one of two sub-accounts 1) the one that invests in the fund with the maximum total operating expenses, or 2) the one that invests in the fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$1,126	$1,856	$2,505	$4,170	$398	$1,206	$2,031	$4,170
Sub-account with minimum total operating expenses	$974	$1,402	$1,744	$2,633	$233	$717	$1,229	$2,633

Examples Using Current Expenses

Example I assumes that you withdraw all your certificate value at the end of each year shown.

Example II assumes you do not withdraw any of your certificate value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown. (Currently the income phase is not available until 13 months after you purchase your certificate).

Both Example I and Example II assume:

•	that you invest $10,000 in the certificate for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% return each year,
•	that the current fees and expenses in the “Table of Fees and Expenses” apply, and
•

that you selected one of two sub-accounts 1) the one that invests in the fund with the maximum total operating expenses, or 2) the one that invests in the fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$1,063	$1,668	$2,194	$3,558	$329	$1,004	$1,702	$3,558
Sub-account with minimum total operating expenses	$910	$1,204	$1,405	$1,900	$163	$505	$871	$1,900

The examples using current expenses do not reflect an annual certificate maintenance charge. The examples using maximum expenses reflect the annual certificate maintenance charge of $60 as an annual charge of 0.38%.

The examples do not reflect any premium taxes. However, premium taxes may apply.

The examples should not be considered a representation of past or future expenses.

There is an accumulation unit value history in “Appendix A – Condensed Financial Information.”

The Company

In this prospectus, “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products and other products to individual and institutional customers. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

Ownership

Contract Owner

The contract owner is the person or non-natural person who maintains the ownership rights stated in the contract that are not delegated to the participants. The owner of the contract is usually an employer, trustee or other sponsor of a group that is comprised of participants. If the contract is purchased as part of an employee benefit plan, the plan may govern which ownership rights are maintained by the contract owner and which are delegated to participants.

Participant

In this prospectus, “you” and “your” refer to the participant. The participant is named at time of application. The participant must be an individual. We will not issue a certificate to you if you have passed age 85 as of the date we proposed to issue the certificate.

As the participant, you exercise all rights under the certificate. The participant names the beneficiary.

For participants in certificates issued under an ERISA plan, your rights in this certificate may be subject to plan documents.

Annuitant

The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. However, in order for the certificate to qualify as a tax-sheltered annuity or an individual retirement annuity, you must be named as participant and annuitant.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application.

If you are married and your certificate is issued under an ERISA plan, your ability to name a primary beneficiary other than your spouse is restricted.

Age

How We Determine Age of Annuitant, Participant and Beneficiary

In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.

Purchasing a Certificate

Purchase Payments

The minimum amount we accept for an initial purchase payment is:

•	$600 by the first certificate anniversary date, for a certificate purchased with salary reduction payments; or

•	$2,000 for a certificate purchased through a direct asset transfer from another financial institution or one of our affiliates or through non-salary reduction payments.

Additional purchase payments may be made to this certificate. However, additional purchase payments of less than $50 are subject to our approval.

For certificates issued on or after May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is $1.5 million.

For certificates issued prior to May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the certificate. The maximum amount is:

•	$1.5 million up to age 75; or

•	$500,000 if older than age 75 or if the participant is a non-natural person.

Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

You may give your complete application to your registered representative. Purchase payments may be made:

•	by mailing a check, that clearly indicates your name and certificate number, to our lockbox:

First Class Mail

MassMutual Artistry NY

Annuity Payment Services

Mass Mutual P.O. Box 74908

Chicago, IL 60675-4908

Overnight Mail

MassMutual Artistry NY

Annuity Payment Services

350 North Orleans Street

Receipt & Dispatch, 8th Floor

Suite 4908

Chicago, IL 60654

•	by instructing your bank to wire transfer funds to:

JP Morgan Chase Bank

New York, New York

ABA #021000021

MassMutual Account #323956297

Ref: Annuity Certificate #

Name: (Your Name)

You may also send purchase payments to our Service Center. We have the right to reject any application or purchase payment.

Delay of Application.  Our receipt of your application may be delayed due to circumstances outside of our control (for example, delays due to failure of the selling broker-dealer or sales agent to forward the application to us promptly or due to delays in determining whether the certificate is suitable for you). Any such delays will affect when we can issue your certificate and when your initial purchase payment will be allocated among your investment choices.

Allocation of Purchase Payments

When you purchase your certificate, you choose how we will apply your purchase payments among the investment choices. If you make additional purchase payments, we will apply them in the same way as your first purchase payment, unless you tell us otherwise. Unless we are instructed otherwise, we will apply purchase payments made by your employer in accordance with your purchase payment allocation instructions in effect at the time we receive your employer’s purchase payment.

Currently, there is no limit to the number of investment choices that you may invest in at any one time. However, we reserve the right to limit the number of investment choices that you may invest in to a maximum of 18 investment choices (including the fixed account) at any one time in the event administrative burdens require such a limitation.

Once we receive your purchase payment and the necessary information at our Service Center or lockbox, we will issue your certificate and apply your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. When we receive all of the necessary information, we will then apply your first purchase payment within 2 business days. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

If additional purchase payments are made to your certificate, we will credit these amounts to your certificate on the business day we receive them at our Service Center or lockbox as long as you have provided us with the necessary information to apply the purchase payment. If you do not give us all of the information we need, we will contact you to get it. We will then apply your purchase payment on the business day that we obtain the necessary information from you. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your purchase payment at our Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your certificate effective the next business day.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest. You should be aware that the person selling you the new policy or contract will generally earn a commission if you buy the new policy or contract through a replacement. Remember that if you replace the contract described in this prospectus with another contract, you might have to pay a surrender charge on this contract, and there may be a new surrender charge period for the new contract.

You should also note that once you have replaced your variable life insurance policy or annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable life insurance policy or annuity contract during your “free look” period. The only exception to this rule would be if you live in a state that requires the insurer to reinstate the previously surrendered policy or contract if the owner chooses to reject their new variable life insurance policy or annuity contract during the “free look” period.

Suitability

According to federal securities law, a registered representative is required to recommend a security only when he/she believes that the security is suitable for the customer. The registered representative must have reasonable grounds for believing that the recommendation is suitable for such customer based upon the facts disclosed by the customer as to his/her other security holdings and his/her financial situation and needs.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are charges associated with these benefits and advantages. Owning a variable annuity represents a long-term financial commitment.

Before you purchase a variable annuity contract, you should consider:

•	If you have a long-term investment horizon.

•	If you can afford to make the initial and any subsequent purchase payments based on your other assets and income.

•	If you understand how the product works and how charges may impact your contract performance.

•	If you are willing to tolerate market fluctuations based on underlying fund performance.

•	If you have a need for the benefits offered with a variable annuity such as tax deferral and lifetime income.

•	If using a variable annuity contract to fund a tax-qualified plan such as an IRA is the right investment decision for you, since a variable annuity does not provide any additional tax advantages.

•

If purchasing a variable annuity is the right investment decision for you if the owner of the contract will be a non-natural person, since generally tax deferral is not provided when a non-natural person owns a variable annuity contract.

•

If purchasing a variable annuity is the right investment decision for you if you are an older person, given the long-term financial commitment, potential market fluctuations and charges associated with a variable annuity, as well as whether you are in a tax bracket that justifies the need for tax deferral.

•

If you are replacing your current annuity contract by purchasing the proposed variable annuity contract. If so, carefully compare the costs and benefits of your existing annuity contract with the costs and benefits of the proposed variable annuity contract, and understand what benefits of your existing annuity contract you may be forfeiting.

•

If your registered representative is receiving additional compensation for selling this variable annuity contract. Please refer to the “Distribution” section for more information about additional compensation arrangements.

•

If you are purchasing this contract with the intention to make frequent fund transfers. If you are, you should not purchase this variable annuity contract. Please refer to the “Limits on Frequent Trading and Market Timing Activity” section for more information.

Please note that we and our affiliates offer a variety of annuity contracts. Each contract is designed to satisfy a customer’s need for a long-term retirement product. Please ask your registered representative for more information about the annuity contracts we issue to determine if one of them is a suitable investment for you based upon your needs and financial situation.

Right to Cancel Your Certificate

You have a right to examine your certificate. If you change your mind about owning your certificate, you can cancel it within 10 calendar days after receiving it. However, this time period may vary by state. When you cancel the certificate within this time period, we will not assess a contingent deferred sales charge. You will receive your certificate value as of the business day we receive your certificate and your written request at our Service Center.

Investment Choices

Choose Investment Choices Appropriate for You.  When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Understand the Risks Associated with Your Investment Choices.  If your certificate value is allocated to a fund, your certificate value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses to you. You may also contact our Service Center and request current fund prospectuses at any time.

Be Informed.  Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.

The Separate Account

We established Massachusetts Mutual Variable Annuity Separate Account 4 (the separate account) as a separate account under Massachusetts law on July 9, 1997. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The separate account holds the assets that underlie the certificates, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.

We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the certificates. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.

Addition, Removal or Substitution of Funds

We have the right to change the funds offered through the certificate, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of possible changes include: adding new funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses and their availability may be limited to certain classes of participants. We will not add, remove or substitute any shares attributable to your interest in a sub-account of the separate account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of certificates to which your certificate belongs.

The Funds

The certificate offers the following funds. We may add, remove or substitute funds.

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Financial Services Fund (Series I Shares)[1]	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Sector
Invesco V.I. Global Health Care Fund (Series I Shares)[2]	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Sector
Invesco V.I. Technology Fund (Series I Shares)[3]	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	Sector
Fidelity ® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (Initial Class)

Adviser: Fidelity Management & Research Company

Sub-Adviser: FMR Co., Inc.; Fidelity Research & Analysis Company; Fidelity Management & Research (U.K.) Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited

Large Cap Blend
ING Investors Trust
ING Clarion Global Real Estate Portfolio (Class S)	Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities LLC	Sector

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Series Investment Fund
MML Aggressive Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Core Allocation Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML American Funds® Growth Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	Large Cap Growth
MML American Funds® International Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: N/A	International/Global
MML Asset Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Capital Guardian Trust Company	Balanced
MML Balanced Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Blue Chip Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Growth
MML Concentrated Growth Fund (Class II)	Adviser: MassMutual Sub-Adviser: Legg Mason Capital Management, Inc.	Large Cap Growth
MML Conservative Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Emerging Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Essex Investment Management Company, LLC and Insight Capital Research & Management, Inc.	Small/Mid-Cap Growth
MML Equity Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Large Cap Value
MML Equity Index Fund (Class I)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Large Cap Blend
MML Foreign Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Templeton Investment Counsel, LLC	International/Global
MML Global Fund (Class II)	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	International/Global

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML Growth Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML Growth & Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Capital Guardian Trust Company	Large Cap Blend
MML Income & Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Large Cap Value
MML Large Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Rainier Investment Management, Inc.	Large Cap Growth
MML Large Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Davis Selected Advisers, L.P.	Large Cap Value
MML Mid Cap Growth Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Growth
MML Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: American Century Investment Management, Inc.	Small/Mid-Cap Value
MML Moderate Allocation Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: N/A	Asset Allocation
MML NASDAQ-100® Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Large Cap Growth
MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: Waddell & Reed Investment Management Company and Wellington Management Company, LLP	Small/Mid-Cap Growth
MML Small Cap Index Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, N.A.	Small/Mid-Cap Blend
MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: AllianceBernstein L.P.	Small/Mid-Cap Value
MML Small Company Value Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: T. Rowe Price Associates, Inc.	Small/Mid-Cap Value
MML Series Investment Fund II
MML Blend Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Balanced

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
MML China Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
MML Enhanced Index Core Equity Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Large Cap Blend
MML Equity Fund (Initial Class)	Adviser: MassMutual Sub-Advisers: OppenheimerFunds, Inc. and Loomis Sayles & Company L.P.	Large Cap Value
MML High Yield Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Managed Bond Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Money Market Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Short Term/Stable Value
MML Short-Duration Bond Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Babson Capital Management LLC	Fixed Income
MML Small Cap Equity Fund (Initial Class)	Adviser: MassMutual Sub-Adviser: OppenheimerFunds, Inc.	Small/Mid-Cap Blend
MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MassMutual Sub-Adviser: Baring International Investment Limited	International/Global
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA (Non-Service Shares)**	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Balanced
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Growth
Oppenheimer Global Securities Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global
Oppenheimer Global Strategic Income Fund/VA (Non-Service Shares)[4]	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income
Oppenheimer High Income Fund/VA (Non-Service Shares)**	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Fixed Income

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Asset Class
Oppenheimer Main Street Fund®/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Blend
Oppenheimer Money Fund/VA (Non-Service Shares)*	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Short Term/Stable Value
Oppenheimer Small- & Mid-Cap Growth Fund/VA (Non-Service Shares)[5]	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Small/Mid-Cap Growth
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund/VA (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	International/Global
Panorama Growth Portfolio (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Large Cap Value
Panorama Total Return Portfolio (Non-Service Shares)	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Balanced
PIMCO Variable Insurance Trust
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	Sector

*	Unavailable in certificates issued on or after January 19, 2008.
**	Unavailable in certificates issued on or after May 1, 2009. For certificates issued prior to May 1, 2009, you may not allocate any new money to this fund via purchase payments or transfers.
[1]	Formerly known as the AIM V.I. Financial Services Fund.
[2]	Formerly known as the AIM V.I. Global Health Care Fund.
[3]	Formerly known as the AIM V.I. Technology Fund.
[4]	Formerly known as the Oppenheimer Strategic Bond Fund/VA.
[5]	Formerly known as the Oppenheimer MidCap Fund/VA.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver copies of the current fund prospectuses to you. You may also contact our Service Center and request copies of the current fund prospectuses at any time. You should read the information contained in the fund prospectuses before investing.

Asset Allocation Funds

The following asset allocation funds are also referred to as funds-of-funds. They are known as funds-of-funds because they invest in other underlying funds. A Fund offered in a fund-of-funds structure may have higher expenses than a direct investment in the underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. You should read the MML Series Investment Fund prospectus for more information about these funds-of-funds.

•	MML Aggressive Allocation Fund

•	MML American Funds Core Allocation Fund

•	MML Balanced Allocation Fund

•	MML Conservative Allocation Fund

•	MML Growth Allocation Fund

•	MML Moderate Allocation Fund

Feeder Funds

The MML American Funds Growth Fund and MML American Funds International Fund are known as “feeder” funds as they do not buy investment securities directly, but instead invest in shares of a corresponding American

Funds “master” fund, which in turn purchases investment securities. A fund offered in a master-feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the MML Series Investment Fund prospectus for information about these “feeder” funds.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Advisers and Sub-Advisers.  We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation for any corporate purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the certificate and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation is not reflected in the expenses that are disclosed for the funds in “Table of Fees and Expenses – Annual Fund Operating Expenses” because this compensation is not paid directly out of the funds’ assets. However, these payments may be derived, in whole or in part, from the advisory fee deducted from fund assets. Participants, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

Compensation We Receive from Funds.  We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. This compensation is paid out of the fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. This compensation is specified as 12b-1 fees in the Table of Fees and Expenses – Annual Fund Operating Expenses. An investment in a fund with a 12b-1 fee will increase the cost of your investment in this certificate.

Compensation in General.  The compensation that we receive may be significant and we may profit from this compensation. Additionally, when selecting the funds that will be available with MassMutual’s variable contracts, we consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors along with the funds’ name recognition, asset class, the manager’s reputation, and fund performance. We offer certain funds through the certificate at least in part because they are managed by us or an affiliate.

The Fixed Account

We offer one fixed account, as an investment option.

Purchase payments allocated to the fixed account and transfers to the fixed account become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed account or the general account. Disclosures regarding the fixed account or the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

You may allocate purchase payments to the fixed account. You can also make transfers of your certificate value into the fixed account. You do not participate in the investment performance of the assets in the fixed account.

Instead, we credit your certificate with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your certificate. We reserve the right to change the guaranteed minimum interest rate for newly issued certificates, subject to applicable state law.

Certificate Value

Your certificate value is the sum of your value in the separate account and the fixed account.

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your certificate value in the separate account, we use a unit of measure called an accumulation unit. During the income phase of your certificate we call the unit an annuity unit.

Accumulation Units.  Every business day we determine the value of an accumulation unit for each of the separate account sub-accounts. Changes in the accumulation unit value reflect the investment performance of the underlying fund as well as deductions for insurance and other charges.

The value of an accumulation unit may go up or down from business day to business day.

The Statement of Additional Information contains more information on the calculation of the accumulation unit value.

When you make a purchase payment, we credit your certificate with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a separate account sub-account by the value of the accumulation unit for that separate account sub-account. When you make a withdrawal, we deduct from your certificate accumulation units representing the withdrawal amount.

We calculate the value of an accumulation unit for each separate account sub-account after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your certificate value.

Example.  On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MML Equity Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MML Equity Fund is $13.90. We then divide $5,000 by $13.90 and credit your certificate on Monday night with 359.71 accumulation units for the MML Equity Fund.

Business Days & Non-Business Days

Our business day closes when the New York Stock Exchange business day closes. The New York Stock Exchange business day usually closes at 4:00 p.m. Eastern time. Our non-business days are those days when the New York Stock Exchange is closed.

Transfers and Transfer Programs

General Overview

We have the right to terminate, suspend, or modify the transfer and transfer program provisions described in this prospectus.

You can transfer all or part of your certificate value. You can make transfers by telephone or by other means we authorize. To make transfers other than by telephone you must submit a written request. We will use reasonable procedures to confirm that instructions given to us are genuine. We may tape record all telephone instructions.

Your transfer is effective on the business day we receive your fully completed request at our Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your fully completed transfer request at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers During the Accumulation Phase

You may transfer all or part of your assets in a fund or the fixed account. You can make a transfer to or from the fixed account and to or from any fund.

Currently, you can transfer certificate value during the accumulation phase without charge. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as provided by the certificate. We also reserve the right to limit the number of transfers that you can make as provided by the certificate.

The following rules apply to any transfer during the accumulation phase:

1)	Currently, the minimum amount which you can transfer is:

•	$100; or

•	the entire value in a fund, if less.

We reserve the right to impose a minimum transfer requirement of $500. Currently, we do not require that a minimum amount remain in the fund after a transfer. However, we reserve the right to require that $500 remain in the fund after a transfer unless you transfer the entire fund value. We waive these requirements if the transfer is made in connection with the Automatic Rebalancing Program.

2)	You must clearly indicate the amount and investment choices from and to which you wish to transfer.

3)	If your certificate value in The Fixed Account is $500 or less at the time of your transfer, then you may transfer the entire amount out of The Fixed Account, less the amount of any outstanding certificate loan.

If your certificate value in The Fixed Account is more than $500, then during any certificate year we limit transfers out of the fixed account to 30% of your certificate value in the fixed account as of the end of the previous certificate year. However, if you transfer 30% of your certificate value in the fixed account for three consecutive certificate years, your transfer in the fourth consecutive certificate year may be for the entire amount in the fixed account, provided that you have not applied payments or transferred certificate value into the fixed account from the time the first annual transfer was made. For purposes of this restriction, your certificate value in the fixed account does not include the amount of any outstanding loan. You may not transfer certificate value out of the loaned portion of the fixed account. We measure a certificate year from the anniversary of the day we issued your certificate. Transfers out of the fixed account are done on a first-in, first-out basis. In other words, amounts attributed to the oldest purchase payments are transferred first; then amounts attributed to the next oldest purchase payment are transferred; and so on.

4)	We consider The Fixed Account and a money market fund to be “competing accounts.” We have some specific rules pertaining to transfers in and out of competing accounts.

•	Transfers out of The Fixed Account:

You may not make a transfer out of The Fixed Account to a money market fund.

If you make a transfer out of The Fixed Account, for a period of 90 days following that transfer, you may not make transfers from any investment choice into a money market fund.

•	Transfers into a money market fund:

If you make a transfer into a money market fund, for a period of 90 days following that transfer, you may not make transfers out of The Fixed Account.

Limits on Frequent Trading and Market Timing Activity

This certificate and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all participants and beneficiaries under the certificate, including long-term participants who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of certificate value among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this certificate.

We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by participants (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts of the separate account, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all certificates as a result of undetected abusive trading practices.

If we, or the investment adviser to any of the funds available with this certificate, determine that a participant’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will not allow the participant to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our web-site, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.

The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual participants, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific participants who violate the frequent trading or market timing policies established by the fund.

Participants and other persons with interests in the certificates should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all certificates owned by a participant whose trading activity under one variable certificate has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from participants engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.

Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from a participant or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a certificate year; and

•	require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all participants we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all participants.

Transfers During the Income Phase

You may make 6 transfers between the funds each calendar year without incurring a fee. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as per the certificate.

You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a certificate year. The minimum amount which you can transfer is $500 or your entire interest in the fund, if less. After a transfer, the minimum amount which must remain in a fund is $500 unless you have transferred the entire value.

Transfer Programs

For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.

Overview.  We currently offer the following transfer programs:

1)	Dollar Cost Averaging Program;

2)	Automatic Rebalancing Program; and

3)	Interest Sweep Option.

•	These programs are only available during the accumulation phase of your certificate.

•	You may only participate in one of these programs at any one time.

•	Transfers made through a transfer program are not subject to transfer fees and do not count towards any free transfers you may be permitted each year.

•	We do not charge you for participation in these programs, though we reserve the right to charge for the programs in the future.

Dollar Cost Averaging Program.  This program allows you to systematically transfer a set amount from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.

Your Dollar Cost Averaging Program will terminate:

•	if you withdraw the total certificate value;

•	upon payment of the death benefit;

•	if the last transfer you selected has been made;

•	if there is insufficient certificate value to make the transfer; or

•	if we receive from you a written request or request over the telephone to terminate the program at our Service Center at least 5 business days prior to the next transfer date.

Automatic Rebalancing Program.  Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your certificate value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program. Certificate value allocated to the fixed account cannot participate in the Automatic Rebalancing Program.

This program will terminate:

•	if you withdraw the total certificate value;

•	upon payment of the death benefit;

•	if you request that we end the program (in writing or by telephone); or

•	if we receive any unscheduled transfer request.

Interest Sweep Option.  Under this program, we will automatically transfer earnings from your certificate value in the fixed account to any one fund or combination of funds that you select. By allocating these earnings to the funds, you can pursue further growth in the value of your certificate through more aggressive investments. However, the Interest Sweep Option does not assure profit and does not protect against loss in declining markets.

This program will terminate:

•	if, as the result of a withdrawal, you no longer have certificate value in the non-loaned portion of the fixed account;

•	if, at time of transfer, no interest is available for transfer (for example, if the interest earned is required to cover certificate related charges or has been part of a partial withdrawal);

•	upon payment of the death benefit; or

•	if we receive your written request or request over the telephone to terminate the program at least 5 business days prior to the next scheduled transfer date.

Withdrawals

Your ability to take a withdrawal may be restricted by certain provisions of the Internal Revenue Code. Furthermore, if your certificate is issued under an ERISA plan, your ability to take a withdrawal may be restricted by your plan documents. Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

During the accumulation phase you may make either partial or total withdrawals of your certificate value.

When a partial withdrawal is made from a certificate, we reflect the withdrawal as a reduction to the value of the certificate’s death benefit. We describe this reduction in the “Death Benefit” section. If we reflect the reduction as a percentage of certificate value withdrawn, the reduction will be greater when the value of your certificate investment choices is lower due to market performance or other variables. After you withdraw your full certificate value, the certificate does not provide a death benefit.

We will take any partial withdrawal proportionally from your certificate value in the funds and the non-loaned portion of the fixed account. When making a partial withdrawal, you must withdraw at least $100 or the entire value in a fund or the non-loaned portion of the fixed account, if less. We require that after you make a partial withdrawal you keep at least $600 in your certificate unless your withdrawal is a minimum required distribution. We have reserved the right to treat a request for a partial withdrawal that would result in certificate value of less than $600 as a request for a total withdrawal of certificate value. Partial withdrawals are subject to a contingent deferred sales charge.

When you make a total withdrawal you will receive the value of your certificate:

•	less any contingent deferred sales charge, if applicable;

•	less any applicable premium tax;

•	less the amount attributable to any outstanding loan, if any, and

•	less any purchase payments we credited to your certificate that have not cleared the bank, until they clear the bank.

Requests in Writing.  To request a withdrawal in writing, submit to our Service Center, our fully completed, partial surrender or surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests by Telephone.  You may request certain partial and full withdrawals by telephone. Contact our Service Center for details.

Withdrawal Effective Date.  For written requests, your withdrawal is effective on the business day we receive, at our Service Center, our partial surrender or surrender form, fully completed, and, if applicable, a “letter of acceptance.” If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For telephone requests, your withdrawal is effective on the business day we receive your call. For calls received after the close of the business day, your withdrawal will be effective on the next business day.

Delivery of Withdrawal Amount.  We will pay any withdrawal amount within 7 days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”

Partial Withdrawals Used to Pay Investment Advisory Fees.  Some participants have their assets managed by one or more investment advisers. The investment advisers may assess a fee for their services. Their fees are specified in the respective account agreements and are separate from and in addition to the certificate fees and expenses described in this prospectus. Some participants authorize their investment advisers to take one or more partial withdrawals from the certificate in order to collect advisory or investment management fees. Withdrawals taken from this certificate to pay such fees may be subject to a contingent deferred sales charge, income tax and/or tax penalties. We encourage you to determine whether engaging in this activity is appropriate for you.

Systematic Withdrawal Program.  For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center.

The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your certificate value. We do not charge you for participation in the SWP, but we reserve the right to charge in the future. We will take any withdrawal under this program proportionally from your certificate value in your selected investment choices.

Your SWP will end:

•	if you withdraw your total certificate value;

•

if the next systematic withdrawal will lower your certificate value below the minimum certificate value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;

•	if we receive, in good order, a notification of the participant’s death;

•	if we process the last withdrawal you selected;

•	if your value in a selected fund or the fixed account is insufficient to complete the withdrawal;

•	if you begin receiving annuity payments; or

•	if you give us a written request or request over the telephone to terminate your program. We must receive your request at least 5 business days before the next withdrawal date.

Right to Take Loans

In some states, if your certificate is a tax-sheltered annuity, you may be able to take a loan under your certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan you can take, and there is a required loan repayment schedule. If you default and do not correct the default within the applicable grace period, the entire outstanding loan balance will be considered a taxable distribution, and we will do appropriate tax reporting. We reserve the right to deduct from your certificate value unrestricted amounts (as defined by the Internal Revenue Code and applicable regulations) to repay an unpaid loan payment on the 89th day of the 90 day grace period (the 89th day after its due date) so as to avoid having the total existing loan balance determined to be in default.

If you own a certificate with an outstanding loan and are taking an eligible distribution of your entire certificate value, we will deduct any outstanding certificate debt from the amount you withdraw. If you make a partial withdrawal, the certificate value remaining after the withdrawal must not be less than:

•	the amount of any loan outstanding; plus

•	interest on the loan for 12 months based on the loan interest rate then in effect; plus

•	any contingent deferred sales charge that would apply to such an amount otherwise withdrawn.

As long as your loan is outstanding, a portion of your certificate value equal to the loan amount is held in the fixed account. We will deduct your requested loan amount from your investment choice(s) in proportion to the non-loaned value of each on the date of your loan request. Upon repayment of the loan, we will transfer value equal to the repayment from the loaned portion of the fixed account to your investment choice(s) based upon your current purchase payment allocation.

Amounts held in the fixed account equal to the amount of any outstanding loan are not available for withdrawal or transfer. If you do not repay the loan, we will deduct the loan amount from your withdrawal or death benefit.

You may not begin receiving annuity payments if you have an outstanding loan balance.

The maximum number of loans we permit you to take at any one time is three. However, you may not take more than two loans in any calendar year.

Currently, we do not deduct a charge from your certificate if you take a loan under your certificate. However, we reserve the right to deduct a charge not to exceed $35 from your certificate value as a loan origination fee should it become necessary for us to seek reimbursement for expenses related to the administration of certificate loans.

Expenses

There are charges and other expenses associated with the certificates that reduce the return on your investment in the certificate. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk charge and 2) the administrative charge.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.03% of the daily value of the assets invested in each fund, after fund expenses are deducted. This charge is for:

•

the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase;

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the certificate.

We may increase the mortality and expense risk charge, but it will not exceed 1.25%.

If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If this is the case, we may raise the mortality and expense risk charge in order to restore profitability. In no case will we raise the charge above the guaranteed amount. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the certificate.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge to reimburse us for all the expenses associated with the administration of the certificate and the separate account. Some of these expenses are: preparation of the certificate, confirmations, annual reports and statements, maintenance of certificate records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We can increase this charge, but the charge will never exceed 0.25%.

Annual Certificate Maintenance Charge

Currently, we do not deduct an annual certificate maintenance charge from your certificate. However, we reserve the right to deduct an amount not to exceed $60 from your certificate at the end of each certificate year as an annual maintenance certificate charge should it become necessary for us to seek reimbursement for expenses relating to the issuance and maintenance of the certificate.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on any amount you withdraw that exceeds the free withdrawal amount and the amount you apply to an annuity option. We use this charge to cover certain expenses relating to the sale of the certificate.

If you withdraw:

•	from more than one investment choice, we will deduct the contingent deferred sales charge proportionately from the amounts remaining in the investment choice(s) you selected.

•	the total value from an investment choice, we will deduct the contingent deferred sales charge proportionately from amounts remaining in the investment choices that still have value.

•	your entire certificate value, we will deduct the contingent deferred sales charge from the certificate value. You will receive a check for the net amount.

The amount of the charge depends on the amount you withdraw or apply to an annuity option and the length of time between when we issued your certificate and when you make a withdrawal or apply your certificate value to an annuity option. The contingent deferred sales charge is assessed as follows:

Certificate Year of Withdrawal or Annuity Date	Charge
1st Year	8%
2nd Year	8%
3rd Year	7%
4th Year	6%
5th Year	5%
6th Year	4%
7th Year	3%
8th Year	2%
9th Year	1%
10th Year and thereafter	0%

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances:

•	Upon payment of the death benefit.

•	Upon payment of a minimum required distribution attributable to this certificate that exceeds the free withdrawal amount.

•

If you redeem “excess contributions” from a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including individual retirement annuities. We look to the Internal Revenue Code for the definition and description of excess contributions.

•	When you apply your certificate value to an annuity option (except as described under Annuity Option E and F).

•	If certificate value has been applied to an annuity option providing guaranteed payments and upon the annuitant’s death there are remaining guaranteed payments withdrawn by the beneficiary.

•

When the certificate is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the contract received in the exchange. A reduced contingent deferred sales charge schedule may apply under this certificate if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for this certificate. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•	If you are 59 1/2 or older, and you apply your entire certificate value:

-	to purchase a single premium immediate life annuity issued by us or one of our affiliates; or

-	to purchase a single premium immediate annuity certain, with payments guaranteed for 10 years or more, issued by us or one of our affiliates.

Free Withdrawals

In your first certificate year, you may withdraw up to 10% of your certificate value as of the beginning of the certificate year reduced by any free withdrawal amount previously taken during the certificate year. Beginning in your second certificate year, you may withdraw up to 10% of your certificate value as of the end of the previous certificate year reduced by any free withdrawal amount previously taken during the certificate year. You may take the 10% in multiple withdrawals each year.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your certificate value for them. Some of these taxes are due when your certificate is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

Currently, you can make an unlimited number of transfers every calendar year during the accumulation phase without charge. During the income phase, we allow 6 transfers and they currently are not subject to a transfer fee. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as provided by the certificate.

Income Taxes

We will deduct from the certificate any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

The Separate Account purchases shares of the funds at net asset value. The net asset value of each fund reflects investment management fees and other expenses already deducted from the assets of the fund. In addition, one or more of the funds available as an investment choice may pay a distribution fee out of the fund’s assets to us called a “12b-1” fee. Any investment in one of the funds with a 12b-1 fee will increase the cost of your investment in this certificate. Please refer to the fund prospectuses for more information regarding these expenses.

The Income Phase

Overview.  If you want to receive regular income from your annuity, you can elect to apply your certificate value so that you can receive fixed and/or variable annuity payments under one of the annuity options described in this section. If you do not choose an annuity option, we will assume that you elected Option B with variable payments and 10 years of payments guaranteed. We may base annuity payments on the age and sex of the annuitant under all options except Annuity Option E. We may require proof of age and sex before annuity payments begin.

If your certificate value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100, we reserve the right to change the payment basis to equivalent less frequent payments.

Annuity Payment Start Date.  You can choose the month and year in which annuity payments begin. We call that date the annuity date. According to your certificate, your annuity date cannot be earlier than 5 years after you buy the certificate. However, we currently allow you to select an annuity date that is at least 13 months after you purchase your certificate. You may choose your annuity date when you purchase your certificate. You can change it at any time before the annuity date provided you give us 30 days written notice.

Annuity payments must begin by the earlier of:

1)	the 90th birthday of the annuitant; or

2)	the latest date permitted under state law.

Upon written request we will defer the annuity date up to the 100th birthday.

Required Minimum Distributions for Tax-Qualified Certificates.  In order to avoid adverse tax consequences, you should begin to take distributions from your certificate no later than the beginning date required by the Internal Revenue Service. These distributions can be withdrawals or annuity payments. The distributions should be at least equal to the minimum amount required by the Internal Revenue Service or paid through an annuity option that complies with the required minimum distribution rules of Internal Revenue Code Section 401(a)(9). If your certificate is an individual retirement annuity, the required beginning date should be no later than April 1 of the year after you reach age 70 1/2. For qualified plans and tax-sheltered annuities, that date is no later than April 1 of the year following the later of: the year you reach age 70 1/2 or the year in which you retire. The option of deferring to retirement is not available if you are a 5% or greater owner of the employer sponsoring your qualified plan.

Investment Options and Annuity Payments.  At the annuity date, you have the same fund choices that you had in the accumulation phase and you can choose whether payments will be fixed, variable, or a combination of both. If you do not tell us otherwise, we will base your annuity payments on the investment allocations that are in place on the annuity date. Therefore, any amounts in the funds will be applied to a variable payout and any amounts in the fixed account will be applied to a fixed payout.

Fixed Annuity Payments.  If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following:

•	the value of your certificate on the annuity date;

•	the annuity option you elect;

•	the age and sex of the annuitant or joint annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your certificate;

•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E or F only); and

•	the deduction of premium taxes, if applicable.

If the single premium immediate annuity rates offered by MassMutual on the annuity date are more favorable than the minimum guaranteed rates listed in your certificate, those rates will be used.

Variable Annuity Payments.  If you choose variable payments, the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following:

•	the value of your certificate on the annuity date;

•	the annuity option you elect;

•	the age and sex of the annuitant or joint annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your certificate;

•	an assumed investment rate (AIR) of 4% per year;

•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Option E or F only); and

•	the deduction of premium taxes, if applicable.

Future variable payments will depend on the performance of the funds you selected. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.

Annuity Unit Values.  In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change. However, the value of your annuity units will change to reflect the investment performance of the funds you selected. The Statement of Additional Information contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options.  The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After annuity payments begin, you cannot change the annuity option, the frequency of annuity payments, or make withdrawals, except as described under Annuity Option E or F.

Limitation on Payment Options.  If your certificate is issued under an ERISA plan, the annuity options available to you may be restricted. If you are married when your certificate enters the income phase, you will generally receive a variable annuity payment under Annuity Option D, unless you receive the consent of your spouse to elect another annuity option. If you are not married when your certificate enters the income phase, you will receive a variable annuity payment under Annuity Option B with payments guaranteed for ten years, unless you elect another annuity option.

Annuity Options

We may consent to other plans of payment in addition to those listed, including a Joint and Last Survivor Annuity with Period Certain.

Lifetime Contingent Options
Annuity Option A – Life Income (variable and/or fixed payments)	Number of Annuitants: one Length of Payment Period: For as long as the annuitant lives. Annuity Payments After Death: None. All payments end upon the annuitant’s death.
Annuity Option B – Life Income with Period Certain (variable and/or fixed payments)

Number of Annuitants:  one

Length of Payment Period:  For a guaranteed period of either 5, 10 or 20 years or as long as the annuitant lives, whichever is longer.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments.

Annuity Option C – Joint and Last Survivor Annuity (variable and/or fixed payments)

Number of Annuitants:  two

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  100% of the payment will continue to the surviving annuitant. No payments will continue after the death of both annuitants.

Annuity Option D – Joint and 2/3 Survivor Annuity (variable and/or fixed payments)

Number of Annuitants:  two

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  Two-thirds of the payment will continue to the surviving annuitant. No payments will continue after the death of both annuitants.

Non-Lifetime Contingent Options
Annuity Option E – Period Certain Annuity (variable and/or fixed payments)

Number of Annuitants:  one

Length of Payment Period:  For a specified period no less than five years and no greater than 30 years.

Withdrawal Option/Switch Annuity Option:  If, after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.

Contingent Deferred Sales Charge:  In most states, we will deduct a contingent deferred sales charge if you apply all or a part of your certificate value to this option and the period certain is less than 10 years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.

Annuity Option F – Special Income Settlement Agreement (variable and/or fixed payments)

Number of Annuitants:  Determined in accordance with terms agreed upon in writing by both you and us.

Length of Payment Period:  Determined in accordance with terms agreed upon in writing by both you and us.

Withdrawal Option/Switch Annuity Option:  If we agree to pay you a variable annuity payment for a specified period of time under this annuity option, and after you begin receiving payments, you would like to receive all or part of the commuted value of the payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.

Contingent Deferred Sales Charge:  In most states, we will deduct a contingent deferred sales charge if you apply all or a part of your certificate value to this option and the period certain is less than 10 years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.

Death Benefit

Death of Participant During the Accumulation Phase.  If you die during the accumulation phase, we will pay a death benefit to your primary beneficiary. We will treat any other beneficiary designation on record at the time of death as a contingent beneficiary unless you have changed it in writing.

Your beneficiary may request that the death benefit be paid under one of the death benefit options.

Death Benefit Amount During the Accumulation Phase.  The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method at our Service Center. Before the date you reach age 80, the death benefit during the accumulation phase will be the greater of:

1)	your certificate value, less the amount attributable to any outstanding loan; or

2)	your purchase payments, adjusted for any withdrawals, less the amount attributable to any outstanding loan, and less any applicable charges.

For certificates issued before May 17, 2004 the words “adjusted for any withdrawals” are replaced with the words “less any withdrawals.” See “Death Benefit – Adjusted for Any Withdrawals or Less Any Withdrawals.”

After you reach age 80, the death benefit during the accumulation phase is your certificate value, less the amount attributable to any outstanding loan, as of the business day we receive proof of death at our Service Center and election by the beneficiary to receive the death benefit payment under one of the death benefit options provided by the certificate.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Adjusted for Any Withdrawals or Less Any Withdrawals.  In this prospectus we describe the formulas we use to determine death benefit amounts. In some formulas we use the language “adjusted for any withdrawals” and in other formulas we use the language “less any withdrawals.” These phrases have different meanings.

Adjusted for Any Withdrawals.  If you take a withdrawal, we adjust your death benefit by using the percentage of certificate value withdrawn to lower the death benefit by the same percentage. We use the phrase “adjusted for any withdrawals” to describe this treatment of withdrawals within our formulas. Because this adjustment uses the percent of certificate value withdrawn, the reduction will be greater when the value of your certificate investment choices is lower due to market performance or other variables.

Less Any Withdrawals.  If you take a withdrawal, we lower your death benefit by subtracting the dollar amount of the withdrawal. We use the phrase “less any withdrawals” to describe this treatment of withdrawals within our formulas.

Death Benefit Options During the Accumulation Phase.  The availability of certain death benefit options may be limited in order to comply with the required minimum distribution rules.

A beneficiary must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase.

Option 1 – lump sum payment of the death benefit; or

Option 2 – the payment of the entire death benefit within 5 years of the date of death; or

Option 3 – payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death.

Options for a Spouse Who is the Sole Primary Beneficiary.  In addition to options 1, 2 and 3 above, a spouse who is the sole primary beneficiary has the following options, based on certificate type:

Tax-Sheltered Annuity.  If your certificate is a tax-sheltered annuity and your spouse is the sole primary beneficiary, then the surviving spouse may elect to roll-over a lump sum payment of the death benefit into an eligible retirement plan. If the participant was under 70 at the time of death, the spouse may be able to defer the timing of any required distributions under the certificate. You should consult your own tax adviser about your own circumstances.

Individual Retirement Annuity.  If your certificate is an individual retirement annuity and your spouse is the sole primary beneficiary, then the surviving spouse may elect to continue the certificate as an IRA in his or her own name at the death benefit amount payable and exercise all of the participant’s rights under the certificate. The then current certificate value may be less than the death benefit. If at the time the participant purchased the certificate the surviving spouse was over the maximum certificate issue age, then the certificate cannot be continued. An election to continue the certificate can only be made once while the certificate is in effect.

Lump Sum Payment.  If a lump sum payment is requested, we will pay the amount within 7 calendar days after we receive proof of death and election of the payment method at our Service Center, unless we are required to suspend or delay payment. Payment to the beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by us of proof of death.

Beneficiary IRA Election.  Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, a beneficiary(ies) may generally establish a Beneficiary IRA by either purchasing a new annuity contract or in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA or other qualified contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax.

Eligibility Requirements/Restrictions:

If a beneficiary (ies) elects to establish a Beneficiary IRA after the death of the contract owner, the following rules apply:

•

Only certain annuity contracts issued by us or our subsidiary companies can be used to establish a Beneficiary IRA. Additionally, the Beneficiary IRA must satisfy a certain minimum size. Please consult your registered representative for further information.

•

For existing annuity contracts with single beneficiaries issued by us or one of our affiliates, the beneficiary will have the option of electing a Beneficiary IRA payout option under the current contract or establishing a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates. Should the beneficiary decide to elect the Beneficiary IRA payout option under the current contract, any withdrawals in excess of the RMD will not be subject to a contingent deferred sales charge. Should the beneficiary decide to establish a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates, any withdrawals under that contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

•

For existing annuity contracts with multiple beneficiaries issued by us or one of our affiliates, a beneficiary wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates, must purchase a new annuity contract. Any withdrawals under that contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

•

If the existing contract was issued by a company other than us or one of our affiliates, those beneficiaries wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract. Any withdrawals under that contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

•

The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).

•	Joint ownership of a Beneficiary IRA is not allowed.

•	The annuity contract will be titled in the beneficiary’s name as beneficiary for the deceased contract owner.

•

Required Minimum Distributions (RMDs) must begin by December 31st of the year following the year of the date of the contract owner’s death and will only be allowed on a quarterly or annual basis. The RMD amount will be calculated based on the beneficiary’s life expectancy and will be withdrawn on a proportional basis from all investment accounts in which funds are invested. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.

Any other distributions taken during the current year will be subject to applicable contingent deferred sales charges as defined in the contract.

•

The contract value at time of issue will be equal to either the death benefit that would have been payable to the beneficiary if a lump sum distribution had been elected, or the contract value of an existing Beneficiary IRA that is being transferred to a new MassMutual annuity.

•	Additional contributions cannot be applied to the Beneficiary IRA.

•	All distributions from this contract will be paid to the owner/annuitant.

•

Upon the death of the annuitant of the Beneficiary IRA, a death benefit, under the terms of the contract, will be paid to the succeeding beneficiary in a lump sum or over the annuitant’s remaining life expectancy as determined by the applicable IRS table.

•

If a Beneficiary IRA is established with a new annuity contract or as a payout option under the current contract, the following optional features, generally available under certain contracts, are unavailable: MassMutual Lifetime Income Protector, the Guaranteed Minimum Accumulation Benefit, the Guaranteed Minimum Withdrawal Benefit, the Basic Guaranteed Minimum Income Benefit (Basic GMIB) and the Guaranteed Minimum Income Benefits called MassMutual Guaranteed Income Plus 5 (GMIB 5) and MassMutual Guaranteed Income Plus 6 (GMIB 6).

Previously, the GMIB 5 and GMIB 6 were available if a Beneficiary IRA was established with a new annuity contract that offered the GMIB 5 and GMIB 6. If a Beneficiary IRA was established with a new annuity contract and the GMIB 5 or GMIB 6 was elected, the owner of that contract should understand how withdrawals in the contract may affect the feature benefits. For example, RMDs that exceed the current contract year interest earned on the GMIB value will reduce the GMIB value on a pro-rata basis. If a beneficiary established a Beneficiary IRA with a GMIB 5 or GMIB 6, the IRS may take the position that the inclusion of these benefits will not allow the contract to meet the RMD rules in certain instances without a complete surrender of the contract. Even if the RMD rules could be met, the value of either the GMIB 5 or GMIB 6 may be adversely impacted or eliminated if the beneficiary is required to commence RMDs prior to the time the GMIB 5 or GMIB 6 benefit could be exercised.

•	Additional rules may apply. Please consult your registered representative for further information.

•	We have the right to modify, suspend or terminate the Beneficiary IRA program at any time without prior notification.

Beneficiaries should consult a qualified tax advisor for advice prior to establishing a Beneficiary IRA.

Death of Participant During the Income Phase.  If you die during the income phase, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death.

Taxes

This prospectus describes your certificate, which is a contract between you, the participant, and MassMutual. In this tax discussion, we use the word “contract” to mean “certificate” and “owner” to mean “participant.”

We have prepared the following information on federal taxes as a general discussion of the subject. This information is not written or intended as specific tax advice and may not be relied on for purposes of avoiding any federal tax penalties. You should consult a tax adviser about your own circumstances.

Taxation of the Company.  MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (Code). For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Annuities in General.  Annuity contracts are a means of both setting aside money for future needs – usually retirement – and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the Code for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

Diversification.  Code Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets.  For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts of the separate account to another but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The Internal Revenue Service (IRS) has provided some recent guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if the variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

Qualified Contracts.  If you purchase the contract under a tax-qualified retirement plan, specially sponsored program, or an individual retirement annuity (IRA), your contract is referred to as a qualified contract. Examples of tax-qualified plans include tax-sheltered annuities, IRAs, Roth IRAs, and corporate pension and profit sharing plans which include 401(k) plans and H.R. 10 plans. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Qualified Contracts.  If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified plan.

Code Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from tax-qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit Sharing Plans), 403 (Tax-Sheltered Annuities), 408 (IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

1)	distributions made on or after you reach age 59 1/2;

2)	distributions made after your death;

3)	distributions made that are attributable to the employee being disabled as defined in the Code;

4)	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);

5)	distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

6)	distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

7)	distributions made on account of an IRS levy made on a tax-qualified retirement plan or IRA;

8)	distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

9)	distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

10)	certain qualified reservist distributions;

11)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the taxable year; and

12)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date there is i) any addition to the account balance other than gains or losses, ii) any nontaxable transfer of a portion of the account balance to another retirement plan, or iii) a rollover by the taxpayer of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.  Recently issued IRS regulations make significant changes to the requirements that must be met in order for a tax-sheltered annuity (TSA) plan to qualify under Code Section 403(b). Effective January 1, 2009, all TSA plans must have a written plan document which specifies the requirements that each contract must meet in order to be qualified under the plan. In addition, the document must provide a list of the providers and contracts that are permitted to be purchased by TSA plan participants under the plan. TSA plan participants should be aware that if a TSA plan removes the provider or specific contract type that the TSA plan participant owns from its approved list, the TSA plan participant may be restricted from making further salary reduction contributions into that contract. TSA plans also have the right to restrict the ability to take loans and hardship withdrawals from a TSA contract. Because a plan participant may own more than one TSA contract, before we process a transaction we may require the TSA plan to approve the transaction to ensure that rules regarding loans, hardships and distribution restrictions are met. TSA plan participants should contact their individual TSA plan to determine the specific rules that apply to them.

The IRS regulations also make significant changes to Revenue Ruling 90-24 exchanges or transfers. Under the regulations an exchange may only be done when the TSA plan allows TSA exchanges under its plan and the provider of the new TSA contract agrees to share information with the TSA plan to ensure that the requirements of the TSA plan are met. Given this restriction, before a TSA exchange is processed, the TSA plan is required to approve the transaction or provide a list of vendors for which it has an information sharing agreement (ISA). Additionally, because most of the regulations were not effective until 2009, there was great uncertainty about their application to contract exchanges that took place between September 24, 2007 and January 1, 2009. Because of this uncertainty, it is possible that an exchange that took place prior to January 1, 2009 caused a TSA plan participant to incur taxation on the value of the contract. However, it is also possible that such an exchange did not have adverse tax consequences. If a TSA plan participant exchanged a contract to a TSA contract with a provider that does not have an ISA with the TSA plan, the participant had until July 1, 2009 to avoid adverse tax consequences by exchanging the contract for a TSA contract with which the TSA plan does have an ISA.

The Code limits the withdrawal of purchase payments made by TSA plan participants through salary reductions from certain TSAs. Withdrawals of salary reduction amounts and their earnings can be made when a TSA plan participant:

1)	reaches age 59 1/2;

2)	has a severance from employment;

3)	dies;

4)	becomes disabled, as that term is defined in the Code; or

5)	the TSA plan terminates (starting 1/1/2009).

In the case of hardship, the TSA plan participant can only withdraw the purchase payments and not any earnings. The TSA plan participant is required to suspend salary reduction contributions to any other TSA contract for a six-month period following the date of hardship distribution.

TSA contract value as of December 31, 1988 and contract amounts attributable to service with a former employer are not subject to these restrictions. Additionally, return of excess contributions or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.

TSA contracts issued January 1, 2009 and after are subject to distribution restrictions on employer contributions. These restrictions are determined by the TSA plan and can be based on criteria such as completing years of service or attaining a stated age.

Withdrawal Restrictions – Governmental 457(b) Deferred Compensation Contract.  Amounts may not be paid to a participant of a governmental 457(b) deferred compensation plan prior to the participant’s:

•	attainment of age 70 1/2;

•	severance from employment;

•	incurring an unforeseeable emergency; or

•	compliance with a qualified domestic relations order (QDRO).

In certain circumstances, amounts may also be distributed upon termination of the deferred compensation plan or if the contract contains $5,000 or less, as provided by the plan.

Governmental 457(b) deferred compensation plans are subject to the required minimum distribution rules of Code Section 401(a)(9). The sections of this prospectus and the statement of additional information related to qualified contracts contain more detailed information regarding these rules.

Required Distributions.  For non-qualified contracts, the Code provides that a contract will not be treated as an annuity for federal tax purposes unless it contains specific distribution provisions to apply upon the contract owner’s death. Generally the rules provide that if the owner dies after payments have begun, the remaining interest in the contract will be distributed at least as rapidly as the method in effect at the owner’s death. If the owner dies before payments have begun, the remaining interest will be distributed within 5 years or over the life of the designated beneficiary. We will administer the contract in order to comply with these rules.

For qualified contracts, distributions generally must begin no later than April 1st of the calendar year following the later of a) the year in which you attain age 70 1/2 or b) the calendar year in which you retire. The date set forth in (b) does not apply to an IRA. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death. If your death occurs before your required beginning date, the remaining interest must be distributed within 5 years or over the life or life expectancy of the designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The Regulations under Code Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or tax-qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.

On December 23, 2008, President Bush signed the Worker, Retiree, and Employer Recovery Act of 2008. This new legislation allows many qualified plan participants, IRA owners, and beneficiaries under these plans the option to suspend or not take their 2009 required minimum distribution (RMD). The RMD relief does not apply to defined benefit plans and IRAs funded with immediate annuities. Additionally the relief does not apply to RMDs for the 2008 tax year. If 2008 is the first year of your minimum distribution and you delayed taking one until April 1, 2009, you are still required to receive that RMD amount. The RMD relief also does not apply to the 2010 tax year. If 2009 is the first year of your minimum distribution a distribution does not need to be taken by April 1, 2010 but a RMD is required to be taken for 2010 by December 31, 2010.

Since the suspension of RMD payments in 2009 is optional, we will continue all active systematic RMD programs unless otherwise requested by the owner or financial professional.

RMD distributions for 2009 that have already been received may be eligible to be rolled over to another eligible retirement plan including an IRA. However, distributions from a qualified plan that are no longer RMD payments based on the new legislation may not be eligible to be rolled over if they are part of a series of substantially equal periodic payments for life or for a specific period of ten or more years. Additionally IRA owners are only allowed one rollover per year and it must be accomplished within 60 days of receiving the eligible rollover payment.

Income Tax Reporting and Withholding.  Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.

The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to a) a series of substantially equal payments made at least annually for i) the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary, or ii) for a specified period of 10 years or more, or b) distributions which are required minimum distributions. You should consult a tax adviser regarding withholding requirements.

Non-Resident Aliens.  Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN, providing us with 1) proof of residency (in accordance with IRS requirements), and 2) a U.S. individual taxpayer identification number. If the non-resident alien does not meet the above conditions, we will withhold 30% of the income from the distribution.

Same-Sex Marriage.  Certain states treat individuals in a same-sex marriage, civil union or domestic partnership as spouses for purposes of state law. However, current federal income tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, certain transactions such as a change of ownership or continuation of the contract after death will be reported as taxable if the individuals involved in the transaction are of the same sex, despite their treatment as spouses under state law. You should consult a tax adviser to determine proper federal and state tax treatment of any of the transactions described above.

State versus Federal Tax.  On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA). Some of EGTRRA’s provisions include increased contribution limits for tax-qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements should consult a tax adviser to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Other Information

Distribution

The certificates are sold by both registered representatives of MML Investors Services, Inc. (MMLISI), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLISI serves as principal underwriter of the certificates sold by its registered representatives and MML Distributors serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLISI and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the certificate by MMLISI registered representatives are paid on behalf of MMLISI to its registered representatives. Commissions for sales of the certificate by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLISI and MML Distributors also receive compensation for their actions as principal underwriters of the certificates.

Additional Compensation Paid to MMLISI.  Most MMLISI registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips. Sales of this certificate may help these registered representatives and their supervisors qualify for such benefits.

Additional Compensation Paid to Certain Broker-Dealers.  We and MML Distributors make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote this certificate. Asset-based payments are based on the value of the assets in the MassMutual certificates sold by that broker-dealer. Sales-based payments are paid on each sale of the certificate and each subsequent purchase payment applied to the certificate. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. The total compensation paid for the sale of this certificate, including commissions and cash payments, may range up to 8.0% of purchase payments made to a certificate and/or 1.50% of certificate value annually. For a list of the broker-dealers to whom we currently pay additional compensation for selling this certificate, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the certificate. Any such compensation will be paid by MML Distributors or us and will not result in any additional direct charge to you.

The additional compensation arrangements may provide a registered representative with an incentive to sell this certificate over other available variable annuity certificates whose issuers do not provide such compensation or who provide lower levels of such compensation. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this certificate. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a certificate.

We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.

Assignment

If your certificate is issued as a 403(b) tax-sheltered annuity or an individual retirement annuity, you cannot assign your certificate. If your certificate is issued pursuant to a qualified plan other than an individual retirement annuity, there may be limitations on your ability to assign your certificate. If you assign your certificate, your rights may only be exercised with the consent of the assignee of record. In certain states, you cannot assign the certificate without our approval. We will refuse or accept any request to assign this certificate on a non-discriminatory basis. Please refer to your certificate.

We must receive written notice of the assignment for any assignment we allow to be binding on us.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other participants, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares, for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of participants controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your certificate and while the annuitant is living, we determine the number of shares you may vote by dividing your certificate value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Changes to the Certificate

We reserve the right to amend the certificate to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the certificate. We will notify you by written notice of such amendments.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

•	trading on the New York Stock Exchange is restricted; or

•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or

•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from the fixed account or payment of loan proceeds from the fixed account for the period permitted by law but not for more than six months.

Termination of Certificate

We will terminate your certificate upon the occurrence of any of the following events: 1) the date of the last annuity payment; 2) the date payment is made of the entire certificate value; 3) the date of the last payment upon death to the last beneficiary; or 4) the date your certificate is returned under the right to examine certificate provision.

Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a participant’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your certificate to government regulators.

Legal Proceedings

Massachusetts Mutual Life Insurance Company (MassMutual) is involved in litigation arising in and out of the normal course of business, which seeks both compensatory and punitive damages. While MassMutual is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to MassMutual’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact MassMutual’s financial position or liquidity. However, the outcome of a particular proceeding may be material to MassMutual’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of MassMutual’s income for the period.

In May 2009, MassMutual was named as a defendant in a private action related to certain losses in a Bank Owned Life Insurance (BOLI) contract issued by MassMutual. The plaintiff alleges, among other things, fraud, breach of contract and breach of fiduciary duty claims against MassMutual and seeks to recover losses arising from investments under the BOLI contract. MassMutual believes it has substantial defenses in this action. However, it is premature to render any opinion as to the likely extent of outcomes unfavorable to MassMutual or as to the aggregate amount or range of potential losses. No loss contingency has been recorded as of December 31, 2009.

Since December 2008, MassMutual and MassMutual Holding LLC (MMHLLC) have been named as defendants in a number of putative class action and individual lawsuits filed by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff (Madoff) through his company, Bernard L. Madoff Investment Securities, LLC (BLMIS). The plaintiffs allege a variety of state law and federal securities claims against MassMutual and/or MMHLLC seeking to recover losses arising from their investments in several funds managed by Tremont Group Holdings, Inc. (Tremont) or Tremont Partners, Inc., including Rye Select Broad Market Prime Fund, L.P., Rye Select Broad Market Fund, L.P., American Masters Broad Market Prime Fund, L.P., American Masters Market Neutral Fund, L.P. and/or Tremont Market Neutral Fund, L.P. Tremont and its subsidiary, Tremont Partners, Inc., are indirect subsidiaries of MMHLLC. MassMutual and MMHLLC believe they have substantial defenses and will vigorously defend themselves in these actions. MassMutual and MMHLLC believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. As of December 31, 2008, MassMutual had no investments in Madoff-managed strategies to which any value has been ascribed. Therefore, no loss contingency has been recorded as of December 31, 2009.

In 2009, the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS notified Tremont that the bankruptcy estate of BLMIS has purported preference and fraudulent transfer claims against Tremont’s Rye Select Broad Market funds and certain Tremont affiliates to recover redemption payments received from BLMIS by certain of those Rye Select funds in 2008. Certain of the Rye Select funds, in turn, have notified the Trustee of substantial claims by them against BLMIS. Tremont and the Trustee have been attempting to reach a mutually acceptable settlement of his claims against the funds. There is no guarantee that Tremont will be successful in negotiating such settlement.

MassMutual, together with numerous other defendants, was named in an adversary proceeding in the Enron bankruptcy. In 2008, this matter was resolved between the parties with no additional adverse impact to MassMutual.

In 2005, MassMutual received final approval of a nationwide class action settlement involving alleged insurance sales practices claims. In 2006, all appeals to this settlement were resolved. The settlement class included all policyholders, with certain limited exceptions, who have or had an ownership interest in permanent life policies, term life policies or disability income policies issued between January 1, 1983 and December 31, 2003. Through December 31, 2009, MassMutual had paid $243 million resulting from this settlement.

MassMutual is subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. In connection with regulatory inquiries, examinations and investigations, MassMutual has been contacted by various regulatory agencies including among others, the Securities and Exchange Commission, U.S. Department of Labor, and various state insurance departments and state attorneys general. MassMutual has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

Recent market volatility in the financial services industry has contributed to increased scrutiny of the entire financial services industry. Therefore, MassMutual believes that it is reasonable to expect that proceedings, regulatory inquiries, examinations and investigations into the insurance and financial services industries will continue for the foreseeable future and may result in new industry-wide legislation, rules, and regulations that could significantly affect the insurance and financial services industries as a whole. It is the opinion of management that the ultimate resolution of these regulatory inquiries, examinations and investigations will not materially impact MassMutual’s financial position or liquidity. The outcome of a particular matter may be material to MassMutual’s operating results for a particular period depending upon, among other factors, the financial impact of the matter and the level of MassMutual’s income for the period.

Financial Statements

We have included our company statutory financial statements and those of the separate account in the Statement of Additional Information.

Additional Information

For further information about the certificate, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The Table of Contents of this statement is as follows:

1)	Company

2)	Custodian

3)	Assignment of Certificate

4)	Distribution

5)	Purchase of Securities Being Offered

6)	Accumulation Units and Unit Value

7)	Transfers During the Income Phase

8)	Payment of Death Benefit

9)	Annuity Payments

10)	Federal Tax Matters

11)	Experts

12)	Financial Statements

To:	MassMutual Financial Group

Document Management Services – Annuities W360

P.O. Box 9067

Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual Artistry (AN6103NSAI).

Name

Address

City	State	Zip

Telephone

[THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix A

Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. We have extracted this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Accumulation Unit Values

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Value at Inception Date
AIM V.I. Financial Services (Series I)(j)	$5.25	$4.17	$10.41	$13.54	$11.77	$11.24	$10.47	$8.17	$9.72	$10.39	(a)
AIM V.I. Global Health Care (Series I)(k)	10.32	8.18	11.59	10.49	10.08	9.44	8.88	7.03	9.41	9.52	(a)
AIM V.I. Technology (Series I)(l)	2.64	1.70	3.10	2.91	2.66	2.64	2.55	1.78	3.38	4.26	(a)
Calvert Social Balanced	—	—	—	—	9.65	9.24	8.64	7.32	8.44	8.84	(a)
Fidelity VIP Contrafund (Initial Class)	11.74	8.76	15.41	13.26	12.01	10.39	9.11	7.17	8.01	8.27	(a)
Fidelity VIP Growth Opportunities	—	—	—	—	8.02	7.45	7.04	5.50	7.12	7.64	(a)
ING Clarion Global Real Estate	9.41	7.14	10.12	12.24	—	—	—	—	—	10.00	(c)
Janus Aspen Balanced	—	—	—	—	10.70	10.03	9.35	8.29	8.97	9.14	(a)
MFS Investors Trust	—	—	—	—	8.73	8.23	7.48	6.20	7.93	8.52	(a)
MFS New Discovery	—	—	—	—	14.00	13.46	12.79	—	—	10.00	(b)
MML Aggressive Allocation (Initial Class)	9.01	6.80	—	—	—	—	—	—	—	10.00	(e)
MML AllianceBernstein Small/Mid Cap Value (Initial Class)	14.30	10.14	16.63	20.61	17.40	16.18	13.23	—	—	10.00	(b)
MML American Century Income & Growth (Initial Class)	8.11	6.95	10.78	10.99	9.50	9.19	8.23	6.44	8.08	8.53	(a)
MML American Century Mid Cap Value (Initial Class)	17.78	13.81	18.50	19.17	16.60	15.99	14.15	11.10	12.86	12.29	(a)
MML American Funds Core Allocation (Service Class I)	12.17	—	—	—	—	—	—	—	—	10.00	(f)
MML American Funds Growth (Service Class I)	12.89	—	—	—	—	—	—	—	—	10.00	(f)
MML American Funds International (Service Class I)	13.58	—	—	—	—	—	—	—	—	10.00	(f)
MML Babson Blend (Initial Class)	10.84	9.10	11.91	11.38	10.30	9.96	9.27	7.91	9.04	9.22	(a)
MML Babson Enhanced Index Core Equity (Initial Class)	12.42	10.13	16.34	15.84	13.80	13.23	—	—	—	10.00	(b)
MML Babson Inflation-Protected and Income (Initial Class)	12.05	10.97	11.61	10.93	10.95	10.90	10.38	—	—	10.00	(b)
MML Babson Managed Bond (Initial Class)	15.58	14.31	14.14	13.36	12.98	12.83	12.43	11.91	11.12	10.74	(a)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Value at Inception Date
MML Balanced Allocation (Initial Class)	$9.53	$7.81	—	—	—	—	—	—	—	$10.00	(e)
MML Baring China (Service Class I)	14.80	—	—	—	—	—	—	—	—	10.00	(f)
MML Baring Strategic Emerging Markets (Service Class I)	15.01	—	—	—	—	—	—	—	—	10.00	(f)
MML Capital Guardian Asset Allocation (Initial Class)	11.95	10.33	$15.00	$15.01	$13.41	$12.43	$11.61	—	—	10.00	(b)
MML Capital Guardian Growth & Income (Initial Class)	11.46	9.08	15.34	15.58	14.32	13.69	12.55	—	—	10.00	(b)
MML Conservative Allocation (Initial Class)	9.85	8.22	—	—	—	—	—	—	—	10.00	(e)
MML Davis Large Cap Value (Initial Class)	9.76	7.56	12.60	12.24	10.84	10.03	9.08	$7.09	$8.56	9.03	(a)
MML Emerging Growth (Initial Class)	4.32	3.90	6.80	5.84	5.61	5.62	4.96	3.44	6.05	6.76	(a)
MML Equity Index (Class I)	7.62	6.11	9.85	9.48	8.32	8.06	7.38	5.83	7.61	8.13	(a)
MML Growth Allocation (Initial Class)	9.18	7.17	—	—	—	—	—	—	—	10.00	(e)
MML Legg Mason Concentrated Growth (Class II)	5.51	3.90	9.82	8.63	8.25	7.39	6.33	5.31	6.37	7.08	(a)
MML MFS® Global (Class II)	5.13	3.93	7.01	6.84	6.16	5.89	5.69	4.64	6.30	7.07	(a)
MML Moderate Allocation (Initial Class)	9.46	7.61	—	—	—	—	—	—	—	10.00	(e)
MML Money Market	9.96	10.07	—	—	—	—	—	—	—	10.00	(e)
MML NASDAQ-100® (Initial Class)	4.31	2.83	4.93	4.20	3.98	3.98	3.64	2.48	4.03	4.72	(a)
MML Oppenheimer Small Cap Equity (Initial Class)	11.71	8.68	14.21	14.56	13.33	13.52	11.75	9.06	10.40	10.51	(a)
MML Oppenheimer Small Company Opportunities (Initial Class)(g)	9.99	10.98	18.39	20.03	17.55	16.01	13.63	—	—	10.00	(b)
MML Oppenheimer/Bernstein Equity (Initial Class)(m)	9.05	7.01	12.14	11.81	10.12	9.93	8.68	6.89	8.66	9.38	(a)
MML Rainier Large Cap Growth (Initial Class)	5.73	4.40	7.53	6.71	6.47	6.20	6.07	4.63	6.71	7.41	(a)
MML Small Cap Index (Initial Class)	12.04	9.76	14.39	14.64	12.86	12.48	10.73	7.41	9.44	9.89	(a)
MML T. Rowe Price Blue Chip Growth (Initial Class)	12.99	9.23	16.24	14.58	13.48	12.87	11.99	—	—	10.00	(b)
MML T. Rowe Price Equity Income (Initial Class)	13.38	10.82	17.05	16.73	14.22	13.85	12.20	—	—	10.00	(b)
MML T. Rowe Price Growth Equity (Initial Class)(h)	3.75	3.44	6.07	5.89	5.84	5.69	5.49	4.52	6.33	7.07	(a)

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Value at Inception Date
MML T. Rowe Price Mid-Cap Growth (Initial Class)	$13.85	$9.64	$16.32	$14.12	$13.39	$11.81	$10.09	$7.38	$9.48	$9.56	(a)
MML T. Rowe Price Small Company Value (Service Class I)	12.90	—	—	—	—	—	—	—	—	10.00	(f)
MML Templeton Foreign (Initial Class)	10.89	8.52	14.64	13.05	10.69	9.82	8.38	6.42	7.97	8.72	(a)
MML W&R/Wellington Small Cap Growth Equity (Initial Class)	9.36	6.85	11.27	10.40	9.65	8.75	7.82	5.33	7.27	8.03	(a)
Oppenheimer Balanced (Non-Service)(i)	9.03	750	13.42	13.09	11.91	11.60	10.66	8.64	9.75	10.11	(a)
Oppenheimer Capital Appreciation (Non-Service)	7.19	5.03	9.35	8.29	7.77	7.48	7.08	5.47	7.57	8.28	(a)
Oppenheimer Global Securities (Non-Service)	11.74	8.50	14.37	13.68	11.76	10.41	8.84	6.25	8.13	8.52	(a)
Oppenheimer High Income (Non-Service)(i)	3.46	2.79	13.26	13.43	12.42	12.28	11.40	9.31	9.65	9.71	(a)
Oppenheimer International Growth (Non-Service)	9.81	7.13	12.58	11.30	8.74	7.76	6.66	4.49	6.35	7.53	(a)
Oppenheimer Main Street (Non-Service)	7.90	6.23	10.25	9.93	8.74	8.34	7.71	6.16	7.67	8.08	(a)
Oppenheimer MidCap (Non-Service)(n)	3.75	2.86	5.69	5.41	5.32	4.79	4.05	3.26	4.57	4.88	(a)
Oppenheimer Money (Non-Service)(d)	11.45	11.55	11.37	10.96	10.59	10.42	10.44	10.48	10.45	10.37	(a)
Oppenheimer Strategic Bond (Non-Service)(o)	15.94	13.57	16.01	14.77	13.90	13.70	12.76	10.93	10.30	10.00	(a)
Panorama Growth	7.93	6.21	10.20	9.85	8.69	8.26	7.66	6.11	7.63	8.03	(a)
Panorama Total Return	7.99	6.75	11.14	10.65	9.65	9.32	8.61	7.20	8.51	8.89	(a)
PIMCO CommodityRealReturn Strategy	8.90	6.36	11.46	9.42	—	—	—	—	—	10.00	(c)
Scudder VIT EAFE Equity Index	—	—	—	—	—	8.17	6.94	5.27	6.80	7.60	(a)

Accumulation Units Outstanding

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
AIM V.I. Financial Services (Series I)(a),(j)	11,072	11,811	8,906	8,379	7,533	6,692	6,173	6,759	1,969
AIM V.I. Global Health Care (Series I)(a),(k)	41,365	41,526	44,227	40,315	45,616	37,292	29,431	16,825	4,180
AIM V.I. Technology (Series I)(a),(l)	72,376	50,905	50,215	49,156	44,980	45,768	43,531	19,159	7,117
Calvert Social Balanced(a)	—	—	—	—	57,813	50,183	38,920	20,127	5,351
Fidelity VIP Contrafund (Initial Class)(a)	324,402	281,978	277,274	240,144	192,522	158,063	113,429	67,123	5,553
Fidelity VIP Growth Opportunities(a)	—	—	—	—	12,498	11,948	11,480	9,566	3,014
ING Clarion Global Real Estate(c)	16,805	16,029	9,105	5,877	—	—	—	—	—
Janus Aspen Balanced(a)	—	—	—	—	56,220	54,963	58,054	50,721	13,732
MFS Investors Trust(a)	—	—	—	—	26,268	25,409	22,662	13,530	2,683
MFS New Discovery(b)	—	—	—	—	1,666	1,121	176	—	—
MML Aggressive Allocation (Initial Class)(e)	33,116	12,018	—	—	—	—	—	—	—
MML AllianceBernstein Small/Mid Cap Value (Initial Class)(b)	55,003	48,540	47,060	38,724	24,572	17,905	4,545	—	—
MML American Century Income & Growth (Initial Class)(a)	112,495	120,747	136,576	142,025	166,471	156,231	132,253	102,549	36,752
MML American Century Mid Cap Value (Initial Class)(a)	118,088	114,727	132,710	132,627	131,999	117,689	98,840	85,063	39,083
MML American Funds Core Allocation (Service Class I)(f)	1,317	—	—	—	—	—	—	—	—
MML American Funds Growth (Service Class I)(f)	2,751	—	—	—	—	—	—	—	—
MML American Funds International (Service Class I)(f)	6,076	—	—	—	—	—	—	—	—
MML Babson Blend (Initial Class)(a)	337,180	342,544	371,040	397,853	389,076	406,100	356,599	352,764	202,929
MML Babson Enhanced Index Core Equity (Initial Class)(b)	15,837	15,173	17,766	18,375	2,155	1,793	—	—	—
MML Babson Inflation-Protected and Income (Initial Class)(b)	103,987	81,154	71,068	58,462	56,797	34,384	17,308	—	—
MML Babson Managed Bond (Initial Class)(a)	216,487	213,910	226,679	203,774	201,518	188,360	170,305	164,970	81,860
MML Balanced Allocation (Initial Class)(e)	64,607	36,847	—	—	—	—	—	—	—
MML Baring China (Service Class I)(f)	207	—	—	—	—	—	—	—	—
MML Baring Strategic Emerging Markets (Service Class I)(f)	1,099	—	—	—	—	—	—	—	—
MML Capital Guardian Asset Allocation (Initial Class)(b)	161,494	150,672	150,528	141,252	90,447	68,900	10,972	—	—
MML Capital Guardian Growth & Income (Initial Class)(b)	117,279	108,672	105,205	97,739	87,026	60,782	17,819	—	—

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
MML Conservative Allocation (Initial Class)(e)	29,835	22,853	—	—	—	—	—	—	—
MML Davis Large Cap Value (Initial Class)(a)	94,061	76,038	68,909	60,631	31,423	25,169	14,737	8,104	4,643
MML Emerging Growth (Initial Class)(a)	23,331	19,653	24,332	23,886	22,976	22,665	29,032	18,728	6,493
MML Equity Index (Class I)(a)	69,449	58,575	50,329	35,742	41,958	41,528	37,424	47,359	13,394
MML Growth Allocation (Initial Class)(e)	163,813	46,529	—	—	—	—	—	—	—
MML Legg Mason Concentrated Growth (Class II)(a)	58,845	52,174	55,280	60,882	56,039	57,931	52,885	45,729	17,084
MML MFS® Global (Class II)(a)	31,541	25,897	26,917	26,859	22,875	20,877	21,674	13,653	7,214
MML Moderate Allocation (Initial Class)(e)	86,189	21,892	—	—	—	—	—	—	—
MML Money Market(e)	33,282	8,321	—	`—	—	—	—	—	—
MML NASDAQ-100® (Initial Class)(a)	36,310	17,353	16,811	13,167	11,245	10,670	8,784	4,228	910
MML Oppenheimer Small Cap Equity (Initial Class)(a)	56,788	25,557	23,228	23,168	22,896	20,427	16,377	13,920	4,150
MML Oppenheimer Small Company Opportunities (Initial Class)(b),(g)	—	23,778	26,557	25,254	8,108	3,148	207	—	—
MML Oppenheimer/Bernstein Equity (Initial Class)(a),(m)	256,563	247,578	303,191	312,383	368,839	404,012	384,886	368,708	195,860
MML Rainier Large Cap Growth (Initial Class)(a)	79,441	77,641	91,358	94,908	92,094	82,805	60,063	42,680	25,122
MML Small Cap Index (Initial Class)(a)	70,898	55,335	52,717	45,284	39,923	30,827	15,425	3,320	1,870
MML T. Rowe Price Blue Chip Growth (Initial Class)(b)	41,863	27,250	20,238	16,349	10,899	5,372	1,551	—	—
MML T. Rowe Price Equity Income (Initial Class)(b)	100,563	81,498	75,290	60,590	39,043	23,365	6,082	—	—
MML T. Rowe Price Growth Equity (Initial Class)(a),(h)	—	9,523	6,190	5,200	6,352	4,666	10,477	3,469	1,049
MML T. Rowe Price Mid-Cap Growth (Initial Class)(a)	192,773	175,535	172,936	178,626	192,653	170,061	137,515	102,100	49,551
MML T. Rowe Price Small Company Value (Service Class I) (f)	2,556	—	—	—	—	—	—	—	—
MML Templeton Foreign (Initial Class)(a)	126,573	117,058	132,440	116,853	122,520	109,338	80,670	47,183	29,945
MML W&R/Wellington Small Cap Growth Equity (Initial Class)(a)	41,996	36,051	34,716	31,153	21,621	14,137	6,595	4,244	1,808
Oppenheimer Balanced (Non-Service)(a),(i)	48,430	72,726	66,281	55,683	72,134	59,069	54,719	48,170	14,308
Oppenheimer Capital Appreciation (Non-Service)(a)	251,980	237,425	241,087	205,857	218,240	184,917	154,828	111,590	49,157
Oppenheimer Global Securities (Non-Service)(a)	387,479	365,461	376,845	414,311	348,669	309,339	236,251	202,399	73,073

Sub-Account	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001
Oppenheimer High Income (Non-Service)(a),(i)	73,996	84,851	71,516	60,924	54,866	42,849	32,705	28,208	6,930
Oppenheimer International Growth (Non-Service)(a)	97,061	81,429	65,922	52,105	43,323	41,001	31,295	22,763	9,048
Oppenheimer Main Street (Non-Service)(a)	130,878	112,590	119,002	115,240	109,863	103,235	90,393	65,970	12,604
Oppenheimer MidCap (Non-Service)(a),(n)	389,814	370,784	406,241	411,613	400,096	367,256	311,608	275,653	103,563
Oppenheimer Money (Non-Service)(a),(d)	119,143	118,723	111,342	96,360	106,167	73,251	67,434	75,300	51,553
Oppenheimer Strategic Bond (Non-Service)(a),(o)	168,682	155,883	162,507	116,317	92,163	68,142	46,374	31,844	6,015
Panorama Growth(a)	17,371	12,833	16,019	15,018	13,785	13,325	13,972	9,896	4,827
Panorama Total Return(a)	7,358	6,981	6,613	7,034	7,528	5,898	6,380	5,864	1,619
PIMCO CommodityRealReturn Strategy(c)	24,424	19,174	4,828	725	—	—	—	—	—
Scudder VIT EAFE Equity Index(a)	—	—	—	—	—	10,189	8,003	8,913	911

Notes to Condensed Financial Information

(a)	Commencement of public offering was June 29, 2001.
(b)	Commencement of public offering was May 1, 2003.
(c)	Commencement of public offering was May 1, 2006.
(d)	This sub-account is unavailable in certificates issued on or after January 19, 2008.
(e)	Commencement of public offering was January 19, 2008.
(f)	Commencement of public offering was May 1, 2009.
(g)	Effective May 1, 2009, MML Oppenheimer Small Company Opportunities was merged into MML Oppenheimer Small Cap Equity.
(h)	Effective May 1, 2009, MML T. Rowe Price Growth Equity was merged into MML T. Rowe Price Blue Chip Growth.
(i)	Unavailable in certificates issued on or after May 1, 2009. For certificates issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(j)	This sub-account is now known as Invesco V.I. Financial Services.
(k)	This sub-account is now known as Invesco V.I. Global Health Care.
(l)	This sub-account is now known as Invesco V.I. Technology.
(m)	This sub-account is now known as MML Oppenheimer/Loomis Sayles Equity.
(n)	This sub-account is now known as Oppenheimer Small- & Mid-Cap Growth.
(o)	This sub-account is now known as Oppenheimer Global Strategic Income.

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

MASSMUTUAL ARTISTRY

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2010, for the individual certificates under a group deferred annuity contract with flexible purchase payments which are referred to herein.

For a copy of the prospectus call (800) 272-2216 or write: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.

May 1, 2010

1

COMPANY

In this Statement of Additional Information, “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products and other products to individual and institutional customers. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

On April 1, 2010, Fitch Ratings Ltd. (Fitch) lowered its insurance financial strength ratings on Massachusetts Mutual Life Insurance Company and its wholly-owned insurance subsidiaries to “AA+” from “AAA” and revised the ratings outlook to Stable from Negative.

On November 2, 2009, Moody’s Investors Service, Inc. (Moody’s) lowered its insurance financial strength ratings on Massachusetts Mutual Life Insurance Company and its domestic insurance subsidiaries (collectively, MassMutual) to “Aa2” with a stable outlook from “Aa1.” The rating action concludes the review for possible downgrade which was initiated on May 26, 2009.

On August 26, 2009, Standard & Poor’s Ratings Services, a Standard & Poor’s Financial Services LLC business (Standard & Poor’s) lowered its counterparty credit and financial strength ratings on Massachusetts Mutual Life Insurance Company and its U.S. affiliates (collectively, MassMutual) to “AA+” with a stable outlook from “AAA” and removed the ratings from CreditWatch, where they had been placed with negative implications on June 17, 2009.

CUSTODIAN

The shares of the underlying funds purchased by the sub-accounts are held by MassMutual as custodian of Massachusetts Mutual Variable Annuity Separate Account 4 (the “separate account”).

ASSIGNMENT OF CERTIFICATE

In certain states, the certificate cannot be assigned without MassMutual’s approval. MassMutual will refuse or accept any request to assign this certificate on a non-discriminatory basis. Please refer to your certificate.

MassMutual will not be charged with notice of any assignment of a certificate or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives the original or a true copy thereof at its Service Center. MassMutual assumes no responsibility for the validity of any assignment.

For qualified certificates, the following provisions should be noted:

1)  No person entitled to receive annuity payments under a certificate or part or all of the certificate’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the participant given during the annuitant’s lifetime and received in good order by MassMutual at its Service Center. To the extent permitted by law, no certificate nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

2)  If an assignment of a certificate is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the certificate’s maturity value to which he is entitled, and to pay any balance of such value in one sum to the participant, regardless of any payment options which the participant may have elected. Moreover, if an assignment of a certificate is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum, to the extent that he is

2

entitled, the greater of (a) the total of all purchase payments, less the net amount of all partial redemptions, and less the amount of any outstanding loan; and (b) the accumulated value of the certificate, less the amount of any outstanding loan. Any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

3)  Certificates used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Code; and

4)  Certificates issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such certificates may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

DISTRIBUTION

The certificates are sold by both registered representatives of MML Investors Services, Inc. (MMLISI), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (MML Distributors), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLISI serves as principal underwriter of the certificates sold by its registered representatives and MML Distributors serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLISI and MML Distributors are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

Commissions for sales of the certificate by MMLISI registered representatives are paid on behalf of MMLISI to its registered representatives and were as follows for the last three calendar years:

2007	2008	2009
$175,756	$198,267	$242,174

Commissions for sales of the certificate by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers and were as follows for the last three calendar years:

2007	2008	2009
$105,320	$125,033	$192,169

MMLISI and MML Distributors also receive compensation for their actions as principal underwriters of the certificates. Compensation amounts for the last three calendar years were as follows:

MMLISI

2007	2008	2009
$4,981,620	$6,508,621	$5,774,843

3

MML Distributors

2007	2008	2009
$539,345	$870,443	$513,493

The offering is on a continuous basis.

PURCHASE OF SECURITIES BEING OFFERED

Interests in the Separate Account are sold to Participants as accumulation units. Charges associated with such securities are discussed in the Expenses section of the prospectus for the certificate. The certificate does not offer any special purchase plan or exchange program not discussed in the prospectus. (For a discussion of instances when sales charges will be waived, see the Contingent Deferred Sales Charge section of the prospectus.)

ACCUMULATION UNITS AND UNIT VALUE

During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts of the separate account as a result of purchase payments, withdrawals, transfers, or fees and charges. MassMutual will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received at the Service Center.

The accumulation unit value for each sub-account was set on the date such sub-account became operative. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (business day) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account.

B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day, minus the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account as of the immediately preceding business day.

C is the cumulative charge since the immediately preceding business day for the mortality and expense risk charge and for the administrative charge. The accumulation unit value may increase or decrease from business day to business day.

TRANSFERS DURING THE INCOME PHASE

Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been with out the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

4

The amount transferred to the general account from a sub-account will be based on the annuity reserves for the participant in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.

See the Transfers During the Income Phase section in the prospectus for more information about transfers during the income phase.

PAYMENT OF DEATH BENEFIT

MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:

1)  a certified death certificate;

2)  a certified decree of a court of competent jurisdiction as to the finding of death; or

3)  any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The beneficiary designation in effect on the date we issue the certificate will remain in effect until changed. Unless the participant provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:

1)  to the primary beneficiary(ies) who survive the participant’s and/or the annuitant’s death, as applicable; or if there are none

2)  to the contingent beneficiary(ies) who survive the participant’s and/or the annuitant’s death, as applicable; or if there are none

3)  to the estate of the participant.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the participant retains all other contractual rights.

See the Death Benefit section in the prospectus for more information on death benefits.

ANNUITY PAYMENTS

A variable annuity payment is an annuity with payments which; (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable sub-accounts of the separate account. Annuity Payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized and may vary by gender of the annuitant and any joint annuitant. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1)  The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units will remain the same for the life of the certificate unless you transfer among investment choices during the income phase or if you elected an annuity option with reduced payments to the survivor and the reduced payments to a survivor commence.

5

2)  For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

3)  The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

The number of annuity units is determined as follows:

1)  The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the certificate value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the certificate.

2)  For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account of the separate account was set on the date such sub-account became operative. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:

1)  The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

2)  The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See the Income Phase section in the prospectus for more information.

FEDERAL TAX MATTERS

General

Note: The following description is based upon MassMutual’s understanding of current federal income tax law applicable to annuities in general. MassMutual cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. MassMutual does not guarantee the tax status of the certificates. Purchasers bear the complete risk that the certificates may not be treated as “annuity certificates” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. A participant is generally not taxed on increases in the value of a certificate until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the portion of the payment that exceeds the cost basis of the certificate is subject to tax. For qualified certificates there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the certificate (adjusted for any period or refund feature) bears to the

6

expected return under the certificate. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the certificate (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the certificate has been recovered (i.e. when the total of the excludable amount equals the investment in the certificate) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of tax-qualified arrangements there may be no cost basis in the certificate within the meaning of Section 72 of the Code. Participants, annuitants and beneficiaries under the certificates should seek competent financial advice about the tax consequences of any distributions.

MassMutual is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity certificates. The Code provides that a variable annuity certificate will not be treated as an annuity certificate for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (Treasury Department), adequately diversified. Disqualification of the certificate as an annuity certificate would result in the imposition of federal income tax to the Participant with respect to earnings allocable to the certificate prior to the receipt of payments under the certificate. The Code contains a safe harbor provision which provides that annuity certificates such as the certificate meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable certificates such as the certificate. The regulations amplify the diversification requirements for variable certificates set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable certificates by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

MassMutual intends that all investment portfolios underlying the certificates will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which participant control of the investments of the separate account will cause the participant to be treated as the participant of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the certificate. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of participant control which may be exercised under the certificate is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held

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that the policy participant was not the participant of the assets of the separate account. It is unknown whether these differences, such as the participant’s ability to transfer among investment choices or the number and type of investment choices available, would cause the participant to be considered as the participant of the assets of the separate account resulting in the imposition of federal income tax to the participant with respect to earnings allocable to the certificate prior to receipt of payments under the certificate.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the participant being retroactively determined to be the participant of the assets of the separate account.

Due to the uncertainty in this area, MassMutual reserves the right to modify the certificate in an attempt to maintain favorable tax treatment.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the participant are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the participant, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; c) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions); or d) hardship distributions from a 401(k) plan or a tax-sheltered annuity. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Qualified Plans

The certificates offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Participants, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the certificates issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into MassMutual’s administrative procedures. Participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the certificates comply with applicable law. Following are general descriptions of the types of qualified plans with which the certificates may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a certificate issued under a qualified plan.

Certificates issued pursuant to qualified plans include special provisions restricting certificate provisions that may otherwise be available as described herein. Generally, certificates issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal

8

penalties and restrictions may apply to surrenders from qualified certificates. (See “Tax Treatment of Withdrawals—Qualified Certificates”)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The certificates sold by MassMutual in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a)  Tax-Sheltered Annuities

Section 403(b) of the Code permits certain eligible employers to purchase annuity certificates, known as “Tax-Sheltered Annuities” (TSAs) under a Section 403(b) program. Eligible employers are organizations that are exempt from tax under Code Section 501(c)(3) and public educational organizations. Certain contribution limits apply to contributions to a TSA. For contributions made for 2003 and succeeding years, the limits are described in Code Sections 415(c) and 402(g). The Section 402(g) limit for 2010 is $16,500. In addition, certain catch-up contributions may be made by eligible participants age 50 or older and those with 15 years of service with the same employer. Contributions to a TSA and the earnings thereon are generally not subject to income tax until actually distributed to the employee. Contributions to a TSA may be made as elective deferrals (contributions by an employer pursuant to a salary reduction agreement) or as non-elective contributions or matching contributions by an employer.

The withdrawal of elective deferrals and earnings thereon can only be made if the TSA plan is terminated or when an employee: (1) attains age 59 1/2 ; (2) has a severance from employment; (3) dies; (4) becomes disabled as defined in Code Section 72(m)(7); or (5) is eligible for a hardship distribution. In the case of a withdrawal on account of a hardship, earnings on elective deferrals cannot be withdrawn. These restrictions do not apply to certificate value existing on December 31, 1988, the return of excess contributions and amounts paid to a spouse pursuant to a Qualified Domestic Relations Order. Certain other limitations, may apply to a distribution from a TSA. (See “Tax Treatment of Withdrawals—Qualified Certificates”).

Purchasers of certificates for use with TSAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b)  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals—Qualified Certificates”). Commencing on January 1, 2002, eligible rollover distributions from an IRA, TSA, tax-qualified plan or a governmental 457(b) deferred compensation plan may be rolled over into another IRA, TSA, tax-qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. The distribution must meet the requirements of an eligible rollover distribution. Certificates issued for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c)  Governmental 457(b) Deferred Compensation Plans

Employees of (and independent contractors who perform services for) certain state and local governmental units, may participate in a Section 457(b) plan of the employer, allowing them to defer part of their salary or other compensation. The amount deferred, and accrued income thereon, will not be taxable until it is paid or otherwise made available to the employee.

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The maximum amount that can be deferred under a Section 457(b) plan in any tax year is generally 100% of the employee’s includible compensation up to $16,500 in 2010. Includible compensation means earnings for services rendered to the employer which are includible in the employee’s gross income, excluding the contributions under the Section 457(b) plan or a Tax-Sheltered Annuity. Certain catch-up contributions are permitted for eligible participants. The contract purchased is issued to the employer or trustee, as appropriate. All contract value in a governmental 457(b) deferred compensation contract must be held for the exclusive benefit of the employee, and payments can only be made in accordance with Section 457(b) plan provisions. Commencing January 1, 2002, assets in a governmental 457(b) deferred compensation plan can be rolled over into another such plan, or a tax-qualified plan, TSA or IRA, if permitted by the plan. Assets from a tax-qualified plan, TSA or IRA are permitted to be rolled over to a governmental 457(b) plan only if the rolled assets are tracked separately.

Purchasers of certificates for use with Section 457(b) plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals—Qualified Certificates

In the case of a withdrawal under a qualified certificate, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified certificate. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including certificates issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the participant or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the participant or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the participant or annuitant (as applicable) or the joint lives (or joint life expectancies) of such participant or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an participant or annuitant (as applicable) who has a severance from employment after he has attained age 55; (e) distributions made to the participant or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the participant or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy made on a qualified retirement plan or IRA; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the participant or annuitant (as applicable) and his or her spouse and dependents if the participant or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the participant or annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the participant or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the participant or annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the participant or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a severance from employment.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the participant or annuitant (as applicable) attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the

10

exception was used. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the participant attains age 70 1 /2 or (b) the calendar year in which the participant retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions generally must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. Under the Code Section 401(a)(9) regulations, required distributions may be made over joint lives or joint life expectancies if your sole designated beneficiary is your spouse who is more than 10 years younger than you. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Other Tax Issues

While no attempt is being made to discuss the federal estate tax implications of the contract you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor or tax advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

The IRS has concluded that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

EXPERTS

The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2009 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company as of December 31, 2009 and 2008, and for each of the years in the three-year period ended December 31, 2009, included in this Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated February 19, 2010 includes explanatory language that states that the Company prepared the statutory financial statements of Massachusetts Mutual Life Insurance Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices. In addition, that report refers to the Company’s change in its method of accounting for other-than-temporary impairments of structured securities in 2008 and 2009 and variable annuity reserves and deferred income tax assets in 2009. The Company also changed its method for valuing common stock of affiliates to include equity in noncontrolling interests in 2009. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

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Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

We have audited the accompanying statement of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Note 2) (collectively, “the Account”) as of December 31, 2009, the related statements of operations and changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2009, and the results of its operations and changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Boston, MA

February 23, 2010

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)

ASSETS
Investments
Number of shares	795,764	169,644	693,325	50,608	587,638	27,486	15,371,601	1,055,153	1,050,687	3,629,020

Identified cost	$4,198,653	$614,968	$11,569,519	$666,675	$7,050,889	$294,275	$429,179,896	$16,563,503	$9,959,451	$31,898,336

Value	$4,058,399	$856,702	$11,003,061	$789,480	$7,750,942	$356,770	$316,962,409	$21,409,052	$9,687,335	$29,757,967
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	4,241	-	-	-	-	9,922	-	-	-	-

Total assets	4,062,640	856,702	11,003,061	789,480	7,750,942	366,692	316,962,409	21,409,052	9,687,335	29,757,967

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	94	-	2,231	-	17	-
Payable to Massachusetts Mutual Life Insurance Company	-	6,479	5,971	14,913	15,754	-	1,195,109	650,147	184,373	335

Total liabilities	-	6,479	5,971	14,913	15,848	-	1,197,340	650,147	184,390	335

NET ASSETS	$4,062,640	$850,223	$10,997,090	$774,567	$7,735,094	$366,692	$315,765,069	$20,758,905	$9,502,945	$29,757,632

Net Assets:
Accumulation units - value	$4,062,640	$850,223	$10,986,317	$774,567	$7,729,794	$366,692	$314,960,841	$20,758,905	$9,494,427	$29,757,632
Contracts in payout (annuitization) period	-	-	10,773	-	5,300	-	804,228	-	8,518	-

Net assets	$4,062,640	$850,223	$10,997,090	$774,567	$7,735,094	$366,692	$315,765,069	$20,758,905	$9,502,945	$29,757,632

Outstanding units
Contract owners	755,347	171,016	911,132	65,771	968,413	31,841	23,636,053	1,630,568	1,012,347	3,306,926

UNIT VALUE
Panorama Premier	$5.92	$-	$11.71	$-	$2.75	$-	$17.72	$-	$9.34	$8.97
Panorama Passage® (Note 1)
Tier 1	5.86	-	11.61	-	2.72	-	13.39	-	9.31	8.96
Tier 2	5.80	-	11.49	-	2.69	-	13.25	-	9.25	8.93
Tier 3	6.01	-	11.90	-	2.79	-	13.74	-	9.39	9.00
MassMutual Artistry	5.25	-	10.32	-	2.64	-	11.74	-	9.41	9.01
MassMutual Transitions® (Note 1)
Custom Plan	5.48	-	12.45	-	10.11	-	14.53	-	9.49	9.05
Package Plan I	5.48	-	12.45	-	10.11	-	14.53	-	9.49	9.05
Package Plan II	5.34	-	12.13	-	9.84	-	14.15	-	9.37	8.99
Package Plan III	5.24	-	11.90	-	9.66	-	13.88	-	9.29	8.95
MassMutual EvolutionSM (Note 1)
Tier 1	4.59	-	10.73	-	9.75	-	12.06	-	9.28	8.95
Tier 2	4.48	-	10.48	-	9.52	-	11.78	-	9.15	8.88
Tier 3	4.42	-	10.33	-	9.38	-	11.61	-	9.06	8.84
Tier 4	4.48	-	10.46	-	9.51	-	11.76	-	9.15	8.88
Tier 5	4.37	-	10.22	-	9.29	-	11.49	-	9.01	8.81
Tier 6	4.31	-	10.07	-	9.15	-	11.32	-	8.93	8.77
Tier 7	4.47	-	10.44	-	9.49	-	11.74	-	9.12	8.86
Tier 8	4.36	-	10.19	-	9.26	-	11.45	-	8.98	8.79
Tier 9	-	4.45	-	10.38	-	9.43	-	11.67	9.09	-
Tier 10	-	4.57	-	10.67	-	9.68	-	11.99	9.26	-
Tier 11	-	4.34	-	10.13	-	9.20	-	11.39	8.96	-
Tier 12	-	4.54	-	10.61	-	9.63	-	11.93	9.21	-
MassMutual RetireEase SelectSM
Tier 1	3.69	-	8.98	-	8.64	-	8.12	-	7.66	-
Tier 2	3.74	-	9.10	-	8.75	-	8.23	-	7.76	-
MassMutual Transitions SelectSM
Tier 1	5.14	-	12.10	-	12.46	-	13.16	-	9.42	9.02
Tier 2	-	5.12	-	12.06	-	12.41	-	13.12	9.42	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)

ASSETS
Investments
Number of shares	1,844,481	22,574,893	546,830	4,377,083	303,288	25,538,320	721,497	24,063,317	2,530,961	2,216,320

Identified cost	$11,321,200	$198,693,132	$2,831,342	$43,459,088	$1,988,894	$254,610,439	$4,887,183	$188,119,347	$17,143,146	$16,184,746

Value	$15,050,969	$165,925,464	$4,008,263	$34,228,790	$2,362,616	$226,014,135	$6,370,815	$230,045,316	$22,272,453	$21,697,772
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	6,563	-	-	-	41,852	-	-	414,262	-	-

Total assets	15,057,532	165,925,464	4,008,263	34,228,790	2,404,468	226,014,135	6,370,815	230,459,578	22,272,453	21,697,772

LIABILITIES
Annuitant mortality fluctuation reserve	-	883	-	-	-	1,507	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	1,680,565	199,287	14,332	-	3,733,677	207,546	-	395,014	584,884

Total liabilities	-	1,681,448	199,287	14,332	-	3,735,184	207,546	-	395,014	584,884

NET ASSETS	$15,057,532	$164,244,016	$3,808,976	$34,214,458	$2,404,468	$222,278,951	$6,163,269	$230,459,578	$21,877,439	$21,112,888

Net Assets:
Accumulation units - value	$15,057,532	$163,707,590	$3,808,976	$34,183,678	$2,404,468	$221,641,147	$6,163,269	$230,459,578	$21,877,439	$21,112,888
Contracts in payout (annuitization) period	-	536,426	-	30,780	-	637,804	-	-	-	-

Net assets	$15,057,532	$164,244,016	$3,808,976	$34,214,458	$2,404,468	$222,278,951	$6,163,269	$230,459,578	$21,877,439	$21,112,888

Outstanding units
Contract owners	1,681,461	15,215,019	368,714	3,265,948	250,273	17,598,610	509,596	23,872,704	2,384,952	2,063,233

UNIT VALUE
Panorama Premier	$-	$14.09	$-	$11.36	$-	$16.07	$-	$-	$-	$-
Panorama Passage® (Note 1)
Tier 1	-	14.00	-	8.83	-	17.19	-	-	-	-
Tier 2	-	13.86	-	8.74	-	17.00	-	-	-	-
Tier 3	-	14.24	-	9.06	-	17.63	-	-	-	-
MassMutual Artistry	-	14.30	-	8.11	-	17.78	-	12.17	12.89	13.58
MassMutual Transitions® (Note 1)
Custom Plan	-	14.52	-	10.61	-	14.01	-	-	-	-
Package Plan I	-	14.52	-	10.61	-	14.01	-	-	-	-
Package Plan II	-	14.18	-	10.34	-	13.64	-	-	-	-
Package Plan III	-	13.95	-	10.14	-	13.38	-	-	-	-
MassMutual EvolutionSM (Note 1)
Tier 1	-	10.01	-	9.18	-	11.70	-	9.63	9.15	10.20
Tier 2	-	9.78	-	8.97	-	11.43	-	9.58	9.10	10.15
Tier 3	-	9.64	-	8.84	-	11.27	-	9.55	9.07	10.11
Tier 4	-	9.77	-	8.95	-	11.42	-	9.58	9.10	10.15
Tier 5	-	9.54	-	8.75	-	11.15	-	9.53	9.05	10.10
Tier 6	-	9.40	-	8.62	-	10.99	-	9.50	9.02	10.06
Tier 7	-	9.75	-	8.94	-	11.40	-	9.57	9.09	10.13
Tier 8	-	9.51	-	8.72	-	11.12	-	9.52	9.04	10.08
Tier 9	8.79	-	9.70	-	8.88	-	11.34	9.54	9.06	10.11
Tier 10	8.88	-	9.96	-	9.12	-	11.65	9.60	9.12	10.17
Tier 11	8.73	-	9.46	-	8.66	-	11.06	9.49	9.02	10.06
Tier 12	8.83	-	9.91	-	9.07	-	11.59	9.55	9.08	10.12
MassMutual RetireEase SelectSM
Tier 1	-	6.73	-	6.68	-	8.31	-	-	-	-
Tier 2	-	6.82	-	6.77	-	8.42	-	-	-	-
MassMutual Transitions SelectSM
Tier 1	-	10.52	-	9.94	-	12.34	-	9.68	9.20	10.26
Tier 2	8.97	-	10.49	-	9.90	-	12.31	9.68	9.20	10.26
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account

	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	2,955,174	355,749	1,227,310	37,326	24,991,994	1,919,320	18,871,180	2,183,270	12,363,855	17,371,388

Identified cost	$47,341,830	$4,770,322	$12,295,083	$238,108	$258,914,948	$18,781,772	$230,204,528	$26,406,377	$113,745,564	$134,789,125

Value	$45,829,577	$5,512,082	$9,393,181	$284,633	$259,416,900	$19,884,158	$235,705,002	$27,243,893	$115,107,486	$161,206,479
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	21,702	-	-	4,849,468	1,179,720	4,533,911	1,696,203	-	54,586

Total assets	45,829,577	5,533,784	9,393,181	284,633	264,266,368	21,063,878	240,238,913	28,940,096	115,107,486	161,261,065

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	3,912	-	5,308	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	657	-	18,816	9,969	-	-	-	-	3,801	-

Total liabilities	657	-	18,816	9,969	3,912	-	5,308	-	3,801	-

NET ASSETS	$45,828,920	$5,533,784	$9,374,365	$274,664	$264,262,456	$21,063,878	$240,233,605	$28,940,096	$115,103,685	$161,261,065

Net Assets:
Accumulation units - value	$45,809,651	$5,533,784	$9,374,365	$274,664	$263,262,545	$21,063,878	$239,340,756	$28,940,096	$115,103,685	$161,261,065
Contracts in payout (annuitization) period	19,269	-	-	-	999,911	-	892,849	-	-	-

Net assets	$45,828,920	$5,533,784	$9,374,365	$274,664	$264,262,456	$21,063,878	$240,233,605	$28,940,096	$115,103,685	$161,261,065

Outstanding units
Contract owners	3,986,125	483,934	902,928	27,194	23,369,781	1,890,824	18,851,605	2,382,512	12,100,804	17,019,622

UNIT VALUE
Panorama Premier	$10.05	$-	$9.01	$-	$11.88	$-	$-	$10.71	$9.49	$-
Panorama Passage® (Note 1)
Tier 1	10.73	-	8.94	-	11.81	-	15.90	-	9.48	-
Tier 2	10.61	-	8.84	-	11.68	-	15.73	-	9.45	-
Tier 3	11.01	-	9.13	-	12.01	-	16.31	-	9.52	-
MassMutual Artistry	10.84	-	12.42	-	12.05		15.58	-	9.53	-
MassMutual Transitions® (Note 1)
Custom Plan	12.54	-	10.79	-	12.24	-	14.02	-	9.58	-
Package Plan I	12.54	-	10.79	-	12.24	-	14.02	-	9.58	-
Package Plan II	12.21	-	10.51	-	11.96	-	13.65	-	9.51	-
Package Plan III	11.98	-	10.31	-	11.76	-	13.39	-	9.47	-
MassMutual EvolutionSM (Note 1)
Tier 1	11.06	-	9.62	-	11.03	-	12.03	-	9.47	-
Tier 2	10.80	-	9.40	-	10.77	-	11.75	-	9.39	-
Tier 3	10.65	-	9.27	-	10.62		11.58	-	9.35	-
Tier 4	10.78	-	9.39	-	10.76	-	11.73	-	9.39	-
Tier 5	10.54	-	9.17	-	10.51	-	11.46	-	9.32	-
Tier 6	10.38	-	9.04	-	10.36	-	11.29	-	9.27	-
Tier 7	10.77	-	9.37	-	10.74	-	11.71	-	9.37	-
Tier 8	10.50	-	9.14	-	10.47	-	11.42		9.30	-
Tier 9	-	10.70	-	9.31	-	10.67	-	11.64	-	9.32
Tier 10	-	10.99	-	9.56	-	10.96	-	11.96	-	9.41
Tier 11	-	10.44	-	9.08	-	10.41	-	11.35	-	9.25
Tier 12	-	10.93	-	9.51	-	10.90	-	11.89	-	9.36
MassMutual RetireEase SelectSM
Tier 1	8.95	-	7.23	-	10.85	-	11.41	-	-	-
Tier 2	9.06	-	7.33	-	10.99	-	11.55	-	-	-
MassMutual Transitions SelectSM
Tier 1	11.80	-	10.59	-	11.28	-	12.34	-	9.54	-
Tier 2	-	11.76	-	10.55	-	11.24	-	12.30	-	9.51
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account

	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	152,284	296,042	12,486,310	702,592	14,850,583	1,541,602	7,900,065	14,665,722	17,350,535	1,068,530

Identified cost	$1,567,214	$2,679,640	$122,089,587	$4,861,491	$144,736,244	$9,207,625	$70,100,151	$125,092,363	$201,984,808	$8,497,000

Value	$1,940,095	$3,499,216	$96,768,905	$5,424,011	$109,151,784	$11,284,530	$77,499,636	$143,430,762	$179,721,510	$11,032,871
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	122,490	84,299	-	-	-	92,273	-	-

Total assets	1,940,095	3,499,216	96,891,395	5,508,310	109,151,784	11,284,530	77,499,636	143,523,035	179,721,510	11,032,871

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	6,716	-	5,422	-	-	-	1,376	-
Payable to Massachusetts Mutual Life Insurance Company	54,093	141,241	-	-	89,447	71,574	4,500	-	1,762,910	226,172

Total liabilities	54,093	141,241	6,716	-	94,869	71,574	4,500	-	1,764,286	226,172

NET ASSETS	$1,886,002	$3,357,975	$96,884,679	$5,508,310	$109,056,915	$11,212,956	$77,495,136	$143,523,035	$177,957,224	$10,806,699

Net Assets:
Accumulation units - value	$1,886,002	$3,357,975	$96,468,460	$5,508,310	$108,821,759	$11,212,956	$77,495,136	$143,523,035	$177,328,531	$10,806,699
Contracts in payout (annuitization) period	-	-	416,219	-	235,156	-	-	-	628,693	-

Net assets	$1,886,002	$3,357,975	$96,884,679	$5,508,310	$109,056,915	$11,212,956	$77,495,136	$143,523,035	$177,957,224	$10,806,699

Outstanding units
Contract owners	141,866	274,510	8,484,992	550,251	9,979,467	1,233,768	7,878,268	14,681,035	16,719,953	1,040,101

UNIT VALUE
Panorama Premier	$-	$-	$11.77	$-	$11.29	$-	$9.81	$-	$9.64	$-
Panorama Passage® (Note 1)
Tier 1	-	-	11.70	-	11.22	-	9.79	-	9.56	-
Tier 2	-	-	11.58	-	11.10	-	9.76	-	9.45	-
Tier 3	-	-	11.90	-	11.41	-	9.84	-	9.79	-
MassMutual Artistry	14.80	15.01	11.95	-	11.46	-	9.85	-	9.76	-
MassMutual Transitions® (Note 1)
Custom Plan	-	-	12.13	-	11.63	-	9.89	-	11.95	-
Package Plan I	-	-	12.13	-	11.63	-	9.89	-	11.95	-
Package Plan II	-	-	11.85	-	11.36	-	9.82	-	11.63	-
Package Plan III	-	-	11.66	-	11.18	-	9.78	-	11.42	-
MassMutual EvolutionSM (Note 1)
Tier 1	13.25	12.18	9.71	-	8.54	-	9.78	-	9.92	-
Tier 2	13.18	12.12	9.49	-	8.34	-	9.70	-	9.69	-
Tier 3	13.13	12.08	9.35	-	8.22	-	9.65	-	9.55	-
Tier 4	13.18	12.12	9.47	-	8.33	-	9.70	-	9.68	-
Tier 5	13.11	12.06	9.25	-	8.13	-	9.63	-	9.45	-
Tier 6	13.07	12.02	9.12	-	8.02	-	9.58	-	9.32	-
Tier 7	13.16	12.10	9.45	-	8.31	-	9.68	-	9.66	-
Tier 8	13.09	12.04	9.22	-	8.11	-	9.61	-	9.42	-
Tier 9	13.13	12.07	-	9.39	-	8.26	-	9.62	-	9.60
Tier 10	13.21	12.15	-	9.65	-	8.48	-	9.71	-	9.86
Tier 11	13.06	12.01	-	9.16	-	8.05	-	9.54	-	9.37
Tier 12	13.14	12.09	-	9.60	-	8.43	-	9.66	-	9.81
MassMutual RetireEase SelectSM
Tier 1	-	-	7.51	-	6.83	-	-	-	7.38	-
Tier 2	-	-	7.61	-	6.92	-	-	-	7.48	-
MassMutual Transitions SelectSM
Tier 1	13.32	12.25	10.37	-	9.34	-	9.85	-	10.80	-
Tier 2	13.32	12.25	-	10.33	-	9.30	-	9.81	-	10.77
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account

	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Class I)
ASSETS
Investments
Number of shares	1,245,347	87,018	3,961,343	84,931	53,535,242	65,239,367	2,224,799	200,296	652,966	877,395

Identified cost	$7,651,085	$369,335	$58,549,325	$955,643	$481,687,321	$443,268,025	$19,951,375	$933,714	$6,240,924	$8,273,149

Value	$6,009,263	$418,492	$55,339,961	$1,178,841	$459,867,732	$559,101,376	$14,060,727	$1,259,862	$4,146,336	$6,633,109
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	19,971	7,040	198,434	-	49,959	-	-	-	-	-

Total assets	6,029,234	425,532	55,538,395	1,178,841	459,917,691	559,101,376	14,060,727	1,259,862	4,146,336	6,633,109

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	1,155	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	7,948	-	49,143	121,533	57,470	8,281	26,902

Total liabilities	-	-	1,155	7,948	-	49,143	121,533	57,470	8,281	26,902

NET ASSETS	$6,029,234	$425,532	$55,537,240	$1,170,893	$459,917,691	$559,052,233	$13,939,194	$1,202,392	$4,138,055	$6,606,207

Net Assets:
Accumulation units - value	$6,025,495	$425,532	$55,396,666	$1,170,893	$459,917,691	$559,052,233	$13,901,560	$1,202,392	$4,138,055	$6,595,040
Contracts in payout (annuitization) period	3,739	-	140,574	-	-	-	37,634	-	-	11,167

Net assets	$6,029,234	$425,532	$55,537,240	$1,170,893	$459,917,691	$559,052,233	$13,939,194	$1,202,392	$4,138,055	$6,606,207

Outstanding units
Contract owners	726,919	44,909	6,142,247	114,755	50,226,930	61,172,206	1,582,228	142,055	573,242	746,492

UNIT VALUE
Panorama Premier	$4.21	$-	$8.20	$-	$9.14	$-	$-	$-	$7.41	$-
Panorama Passage® (Note 1)
Tier 1	4.17	-	8.58	-	9.12	-	-	-	7.43	-
Tier 2	4.13	-	8.49	-	9.10	-	-	-	7.35	-
Tier 3	4.27	-	8.81	-	9.17	-	-	-	7.62	-
MassMutual Artistry	4.32	-	7.62	-	9.18	-	-	-	5.51	-
MassMutual Transitions® (Note 1)
Custom Plan	9.10	-	10.89	-	9.22	-	9.10	-	-	8.73
Package Plan I	9.10	-	10.89	-	9.22	-	9.10	-	-	8.73
Package Plan II	8.86	-	10.61	-	9.16	-	8.86	-	-	8.50
Package Plan III	8.69	-	10.41	-	9.11	-	8.69	-	-	8.34
MassMutual EvolutionSM (Note 1)
Tier 1	8.03	-	9.69	-	9.11	-	8.03	-	-	8.28
Tier 2	7.85	-	9.46	-	9.04	-	7.85	-	-	8.09
Tier 3	7.73	-	9.33	-	9.00	-	7.73	-	-	7.97
Tier 4	7.84	-	9.45	-	9.04	-	7.83	-	-	8.08
Tier 5	7.66	-	9.23	-	8.97	-	7.65	-	-	7.89
Tier 6	7.54	-	9.10	-	8.93	-	7.54	-	-	7.78
Tier 7	7.82	-	9.43	-	9.03	-	7.82	-	-	8.06
Tier 8	7.63	-	9.20	-	8.96	-	7.63	-	-	7.87
Tier 9	-	7.78	-	9.37	-	8.98	-	7.76	-	-
Tier 10	-	7.99	-	9.63	-	9.07	-	7.97	-	-
Tier 11	-	7.59	-	9.14	-	8.91	-	7.57	-	-
Tier 12	-	7.94	-	9.58	-	9.02	-	7.93	-	-
MassMutual RetireEase SelectSM
Tier 1	6.70	-	7.38	-	-	-	5.63	-	-	6.78
Tier 2	6.79	-	7.48	-	-	-	5.71	-	-	6.87
MassMutual Transitions SelectSM
Tier 1	9.97	-	10.61	-	9.19	-	8.80	-	-	9.65
Tier 2	-	9.94	-	10.58	-	9.16	-	8.76	-	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	8.58	-	-	-	-	-	-	-
Tier 2	-	-	8.61	-	-	-	-	-	-	-
Tier 3	-	-	8.69	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account

	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	77,701	515,355	34,930,347	44,541,808	27,421,778	529,298	146,972	4,197,678	244,731	1,409,849

Identified cost	$448,371	$5,086,748	$319,951,118	$328,315,854	$27,402,575	$2,231,913	$538,091	$29,974,175	$1,476,793	$32,422,733

Value	$588,195	$3,937,315	$317,167,548	$403,103,358	$27,404,201	$2,509,033	$694,329	$31,780,424	$1,846,012	$24,539,177
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	86,340	109,979	-	-	18,149	4,593	25,686

Total assets	588,195	3,937,315	317,167,548	403,189,698	27,514,180	2,509,033	694,329	31,798,573	1,850,605	24,564,863

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	-	37	-	206
Payable to Massachusetts Mutual Life Insurance Company	29,210	24,786	18,544	-	-	10,787	15,894	-	-	-

Total liabilities	29,210	24,786	18,544	-	-	10,787	15,894	37	-	206

NET ASSETS	$558,985	$3,912,529	$317,149,004	$403,189,698	$27,514,180	$2,498,246	$678,435	$31,798,536	$1,850,605	$24,564,657

Net Assets:
Accumulation units - value	$558,985	$3,912,529	$317,149,004	$403,189,698	$26,731,007	$2,491,002	$678,435	$31,755,912	$1,850,605	$24,434,082
Contracts in payout (annuitization) period	-	-	-	-	783,173	7,244	-	42,624	-	130,575

Net assets	$558,985	$3,912,529	$317,149,004	$403,189,698	$27,514,180	$2,498,246	$678,435	$31,798,536	$1,850,605	$24,564,657

Outstanding units
Contract owners	60,795	546,125	33,577,672	42,862,242	2,759,798	297,498	53,920	2,887,830	187,944	2,502,424

UNIT VALUE
Panorama Premier	$-	$7.31	$9.42	$-	$9.92	$4.20	$-	$13.77	$-	$7.75
Panorama Passage® (Note 1)
Tier 1	-	7.15	9.41	-	9.90	4.16	-	12.51	-	8.68
Tier 2	-	7.07	9.38	-	9.87	4.12	-	12.38	-	8.59
Tier 3	-	7.33	9.45	-	9.95	4.26	-	12.84	-	8.91
MassMutual Artistry	-	5.13	9.46	-	9.96	4.31	-	11.71	-	9.05
MassMutual Transitions® (Note 1)
Custom Plan	-	-	9.51	-	10.01	-	-	11.09	-	11.12
Package Plan I	-	-	9.51	-	10.01	-	-	11.09	-	11.12
Package Plan II	-	-	9.44	-	9.94	-	-	10.80	-	10.83
Package Plan III	-	-	9.40	-	9.89	-	-	10.60	-	10.63
MassMutual EvolutionSM (Note 1)
Tier 1	-	-	9.40	-	9.89	11.40	-	9.33	-	9.79
Tier 2	-	-	9.32	-	9.82	11.14	-	9.11	-	9.56
Tier 3	-	-	9.28	-	9.77	10.97	-	8.98	-	9.42
Tier 4	-	-	9.32	-	9.82	11.12	-	9.10	-	9.54
Tier 5	-	-	9.25	-	9.74	10.86	-	8.89	-	9.32
Tier 6	-	-	9.21	-	9.69	10.70	-	8.76	-	9.19
Tier 7	-	-	9.31	-	9.80	11.10	-	9.08	-	9.53
Tier 8	-	-	9.23	-	9.72	10.83	-	8.86	-	9.29
Tier 9	8.05	-	-	9.25	9.77	-	11.03	-	9.01	-
Tier 10	8.27	-	-	9.34	9.87	-	11.33	-	9.26	-
Tier 11	7.85	-	-	9.18	9.70	-	10.76	-	8.79	-
Tier 12	8.23	-	-	9.29	9.81	-	11.27	-	9.21	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	-	9.38	-	7.20	-	6.78
Tier 2	-	-	-	-	10.16	9.51	-	7.29	-	6.87
MassMutual Transitions SelectSM
Tier 1	-	-	9.47	-	9.97	13.17	-	10.51	-	10.43
Tier 2	9.66	-	-	9.44	9.97	-	13.13	-	10.46	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
ASSETS
Investments
Number of shares	346,826	2,501,934	63,626	3,247,700	356,587	4,229,602	580,143	29,143,441	2,022,643	8,650,169

Identified cost	$4,902,904	$24,481,480	$449,039	$30,758,487	$2,193,049	$40,287,647	$4,157,053	$291,685,035	$13,222,465	$86,840,880

Value	$6,016,901	$22,017,016	$558,636	$25,526,919	$2,792,078	$41,069,431	$5,615,781	$243,347,730	$16,828,393	$82,609,117
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-	-	-

Total assets	6,016,901	22,017,016	558,636	25,526,919	2,792,078	41,069,431	5,615,781	243,347,730	16,828,393	82,609,117

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	217	-	505	-	1,802	-	152
Payable to Massachusetts Mutual Life Insurance Company	37,940	12,213	11,389	13,776	49,820	157,200	197,460	810,025	201,522	350,337

Total liabilities	37,940	12,213	11,389	13,993	49,820	157,705	197,460	811,827	201,522	350,489

NET ASSETS	$5,978,961	$22,004,803	$547,247	$25,512,926	$2,742,258	$40,911,726	$5,418,321	$242,535,903	$16,626,871	$82,258,628

Net Assets:
Accumulation units - value	$5,978,961	$21,976,753	$547,247	$25,455,533	$2,742,258	$40,845,652	$5,418,321	$241,830,282	$16,626,871	$82,184,487
Contracts in payout (annuitization) period	-	28,050	-	57,393	-	66,074	-	705,621	-	74,141

Net assets	$5,978,961	$22,004,803	$547,247	$25,512,926	$2,742,258	$40,911,726	$5,418,321	$242,535,903	$16,626,871	$82,258,628

Outstanding units
Contract owners	590,409	2,386,057	55,738	2,029,382	243,514	3,565,999	497,982	22,211,666	1,564,518	5,875,393

UNIT VALUE
Panorama Premier	$-	$7.13	$-	$13.93	$-	$12.80	$-	$13.19	$-	$23.69
Panorama Passage® (Note 1)
Tier 1	-	7.25	-	14.08	-	12.72	-	13.11	-	17.72
Tier 2	-	7.18	-	13.93	-	12.59	-	12.97	-	17.53
Tier 3	-	7.44	-	14.45	-	12.94	-	13.33	-	18.18
MassMutual Artistry	-	5.73	-	12.04	-	12.99	-	13.38	-	13.85
MassMutual Transitions® (Note 1)
Custom Plan	-	9.70	-	12.90	-	11.61	-	11.62	-	15.28
Package Plan I	-	9.70	-	12.90	-	11.61	-	11.62	-	15.28
Package Plan II	-	9.45	-	12.56	-	11.31	-	11.31	-	14.88
Package Plan III	-	9.27	-	12.33	-	11.10	-	11.10	-	14.60
MassMutual EvolutionSM (Note 1)
Tier 1	-	8.78	-	10.28	-	10.19	-	10.24	-	9.67
Tier 2	-	8.57	-	10.04	-	9.95	-	10.00	-	9.53
Tier 3	-	8.45	-	9.90	-	9.81	-	9.86	-	9.44
Tier 4	-	8.56	-	10.03	-	9.94	-	9.99	-	9.53
Tier 5	-	8.36	-	9.80	-	9.71	-	9.76	-	9.39
Tier 6	-	8.24	-	9.65	-	9.57	-	9.61	-	9.31
Tier 7	-	8.54	-	10.01	-	9.92	-	9.97	-	9.50
Tier 8	-	8.33	-	9.76	-	9.68	-	9.72	-	9.36
Tier 9	9.47	-	8.49	-	9.95	-	9.86	-	9.91
Tier 10	9.73	-	8.72	-	10.21	-	10.13	-	10.17	-
Tier 11	9.24	-	8.28	-	9.70	-	9.62	-	9.66	-
Tier 12	9.68	-	8.68	-	10.16	-	10.08	-	10.12	-
MassMutual RetireEase SelectSM
Tier 1	-	7.86	-	7.47	-	8.09	-	7.28	-	8.53
Tier 2	-	7.96	-	7.56	-	8.19	-	7.37	-	8.64
MassMutual Transitions SelectSM
Tier 1	-	10.44	-	11.87	-	11.44	-	10.92	-	9.81
Tier 2	10.39	-	10.40	-	11.83	-	11.41	-	10.88	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account

	(Service Class)	(Service Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service)	(Non-Service)	(Service)	(Non-Service)
ASSETS
Investments
Number of shares	1,063,378	39,761	24,705,943	488,874	10,193,031	184,738	38,401	2,218,771	78,508	7,398,235

Identified cost	$7,338,932	$586,652	$257,875,375	$3,392,842	$158,288,847	$2,042,747	$317,963	$33,985,512	$2,173,674	$284,696,475

Value	$10,123,360	$623,054	$221,118,194	$4,360,756	$147,578,674	$2,664,913	$391,304	$22,853,347	$2,876,539	$273,290,785
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	6,179	4,613,579	-	-	-	-	-	-	-

Total assets	10,123,360	629,233	225,731,773	4,360,756	147,578,674	2,664,913	391,304	22,853,347	2,876,539	273,290,785
LIABILITIES
Annuitant mortality fluctuation reserve	-	-	1,591	-	1,591	-	-	42	-	3,062
Payable to Massachusetts Mutual Life Insurance Company	382,740	-	-	48,974	309,255	49,086	137	13,082	100,473	5,642,294

Total liabilities	382,740	-	1,591	48,974	310,846	49,086	137	13,124	100,473	5,645,356

NET ASSETS	$9,740,620	$629,233	$225,730,182	$4,311,782	$147,267,828	$2,615,827	$391,167	$22,840,223	$2,776,066	$267,645,429

Net Assets:
Accumulation units - value	$9,740,620	$629,233	$224,986,731	$4,311,782	$146,778,848	$2,615,827	$391,167	$22,791,146	$2,776,066	$266,746,317
Contracts in payout (annuitization) period	-	-	743,451	-	488,980	-	-	49,077	-	899,112

Net assets	$9,740,620	$629,233	$225,730,182	$4,311,782	$147,267,828	$2,615,827	$391,167	$22,840,223	$2,776,066	$267,645,429

Outstanding units
Contract owners	1,002,267	48,817	17,803,253	343,062	11,574,478	208,700	46,206	2,483,060	274,233	25,756,897

UNIT VALUE
Panorama Premier	$-	$-	$11.79	$-	$15.17	$-	$-	$9.13	$-	$10.00
Panorama Passage® (Note 1)
Tier 1	-	-	11.98	-	13.53	-	-	9.05	-	10.09
Tier 2	-	-	11.85	-	13.38	-	-	8.96	-	9.98
Tier 3	-	-	12.29	-	13.88	-	-	9.27	-	10.35
MassMutual Artistry	-	12.90	10.89	-	9.36	-	-	9.03	-	7.19
MassMutual Transitions® (Note 1)
Custom Plan	-	-	13.32	-	14.19	-	-	9.65	-	10.72
Package Plan I	-	-	13.32	-	14.19	-	-	9.65	-	10.72
Package Plan II	-	-	12.97	-	13.82	-	-	9.39	-	10.44
Package Plan III	-	-	12.73	-	13.56	-	-	9.22	-	10.24
MassMutual EvolutionSM (Note 1)
Tier 1	-	12.87	11.97	-	11.22	-	-	8.01	-	9.62
Tier 2	-	12.83	11.70	-	10.96	-	-	7.83	-	9.40
Tier 3	-	12.81	11.53	-	10.80	-	-	7.71	-	9.26
Tier 4	-	12.83	11.68	-	10.94	-	-	7.82	-	9.39
Tier 5	-	12.80	11.41	-	10.69	-	-	7.64	-	9.17
Tier 6	-	12.78	11.24	-	10.53	-	-	7.52	-	9.04
Tier 7	-	12.83	11.66	-	10.92	-	-	7.80	-	9.37
Tier 8	-	12.79	11.37	-	10.65	-	-	7.61	-	9.14
Tier 9	9.44	12.81	-	11.59	-	10.86	7.76	-	9.31	-
Tier 10	9.62	12.85	-	11.90	-	11.15	7.97	-	9.56	-
Tier 11	9.31	12.77	-	11.30	-	10.59	7.57	-	9.08	-
Tier 12	9.57	12.82	-	11.84	-	11.09	7.92	-	9.51	-
MassMutual RetireEase SelectSM
Tier 1	-	-	7.44	-	8.06	-	-	6.44	-	7.94
Tier 2	-	-	7.54	-	8.17	-	-	6.52	-	8.04
MassMutual Transitions SelectSM
Tier 1	-	12.90	12.95	-	13.13	-	-	8.63	-	10.69
Tier 2	9.78	12.90	-	12.90	-	13.09	8.60	-	10.65	-
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account

	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)
ASSETS
Investments
Number of shares	821,348	314,119	10,381,722	184,621	8,754,086	4,131,175	35,826,477	29,202	2,282,165	20,069

Identified cost	$8,832,871	$6,279,309	$315,463,668	$285,608	$36,753,488	$5,299,726	$63,546,449	$437,880	$44,959,973	$556,267

Value	$5,806,928	$8,255,038	$275,115,647	$367,395	$17,333,090	$7,064,309	$59,113,688	$526,807	$41,489,758	$717,481
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-	-	-

Total assets	5,806,928	8,255,038	275,115,647	367,395	17,333,090	7,064,309	59,113,688	526,807	41,489,758	717,481

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	3,051	-	162	-	91	-	489	-
Payable to Massachusetts Mutual Life Insurance Company	127	238,776	344,997	76	9,776	162,110	253,462	876	31,087	25,897

Total liabilities	127	238,776	348,048	76	9,938	162,110	253,553	876	31,576	25,897

NET ASSETS	$5,806,801	$8,016,262	$274,767,599	$367,319	$17,323,152	$6,902,199	$58,860,135	$525,931	$41,458,182	$691,584

Net Assets:
Accumulation units - value	$5,806,801	$8,016,262	$274,097,175	$367,319	$17,313,958	$6,902,199	$58,702,140	$525,931	$41,437,340	$691,584
Contracts in payout (annuitization) period	-	-	670,424	-	9,194	-	157,995	-	20,842	-

Net assets	$5,806,801	$8,016,262	$274,767,599	$367,319	$17,323,152	$6,902,199	$58,860,135	$525,931	$41,458,182	$691,584

Outstanding units
Contract owners	554,225	607,712	19,645,438	122,439	5,023,300	461,377	3,850,791	51,426	4,128,252	75,245

UNIT VALUE
Panorama Premier	$10.48	$-	$17.31	$-	$3.39	$-	$20.94	$-	$8.67	$-
Panorama Passage® (Note 1)
Tier 1	-	-	17.21	-	3.38	-	13.59	-	8.89	-
Tier 2	-	-	17.03	-	3.34	-	13.45	-	8.80	-
Tier 3	-	-	17.66	-	3.47	-	13.94	-	9.12	-
MassMutual Artistry	-	-	11.74	-	3.46	-	9.81	-	7.90	-
MassMutual Transitions® (Note 1)
Custom Plan	-	-	14.88	-	3.63	-	15.54	-	10.69	-
Package Plan I	-	-	14.88	-	3.63	-	15.54	-	10.69	-
Package Plan II	-	-	14.49	-	3.54	-	15.14	-	10.41	-
Package Plan III	-	-	14.22	-	3.47	-	14.85	-	10.21	-
MassMutual EvolutionSM (Note 1)
Tier 1	-	-	12.25	-	2.93	-	13.68	-	9.59	-
Tier 2	-	-	11.96	-	2.87	-	13.36	-	9.37	-
Tier 3	-	-	11.79	-	2.82	-	13.17	-	9.23	-
Tier 4	-	-	11.95	-	2.86	-	13.34	-	9.35	-
Tier 5	-	-	11.67	-	2.80	-	13.03	-	9.14	-
Tier 6	-	-	11.50	-	2.76	-	12.84	-	9.00	-
Tier 7	-	-	11.92	-	2.86	-	13.32	-	9.34	-
Tier 8	-	-	11.63	-	2.79	-	12.99	-	9.11	-
Tier 9	-	11.85	-	2.88	-	13.24	-	9.28	-	8.29
Tier 10	-	12.17	-	2.96	-	13.60	-	9.53	-	8.51
Tier 11	-	11.56	-	2.81	-	12.91	-	9.05	-	8.08
Tier 12	-	12.11	-	2.94	-	13.53	-	9.48	-	8.47
MassMutual RetireEase SelectSM
Tier 1	-	-	7.83	-	2.43	-	7.67	-	7.29	-
Tier 2	-	-	7.93	-	2.47	-	7.77	-	7.38	-
MassMutual Transitions SelectSM
Tier 1	-	-	13.93	-	2.97	-	15.58	-	10.56	-
Tier 2	-	13.88	-	3.01	-	15.53	-	10.53	-	9.39
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2009

	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Non-Service)	(Advisor Class)
ASSETS
Investments
Number of shares	4,381,083	49,448,977	5,586,030	63,490,735	460,856	818,486	1,954,440

Identified cost	$199,288,145	$49,448,977	$26,013,293	$330,601,955	$827,579	$1,068,005	$20,720,226

Value	$159,997,138	$49,448,977	$30,052,844	$336,500,894	$811,107	$892,150	$16,886,361
Dividends receivable	-	156	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	224,643	1,193,905	4,756,733	-	-	-

Total assets	159,997,138	49,673,776	31,246,749	341,257,627	811,107	892,150	16,886,361

LIABILITIES
Annuitant mortality fluctuation reserve	1,170	11,106	-	10,656	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	2,814,687	-	-	-	77	75	309,206

Total liabilities	2,815,857	11,106	-	10,656	77	75	309,206

NET ASSETS	$157,181,281	$49,662,670	$31,246,749	$341,246,971	$811,030	$892,075	$16,577,155

Net Assets:
Accumulation units - value	$156,663,474	$49,292,463	$31,246,749	$340,076,539	$811,030	$892,075	$16,553,116
Contracts in payout (annuitization) period	517,807	370,207	-	1,170,432	-	-	24,039

Net assets	$157,181,281	$49,662,670	$31,246,749	$341,246,971	$811,030	$892,075	$16,577,155

Outstanding units
Contract owners	17,482,572	4,404,420	2,568,957	26,182,773	79,214	88,187	1,863,374

UNIT VALUE
Panorama Premier	$6.92	$13.32	$-	$16.37	$11.53	$10.97	$8.83
Panorama Passage® (Note 1)
Tier 1	6.88	11.54	-	16.14	8.00	8.42	8.80
Tier 2	6.81	11.42	-	15.97	7.92	8.33	8.75
Tier 3	7.06	11.84	-	16.56	8.21	8.64	8.88
MassMutual Artistry	3.75	11.45	-	15.94	7.93	7.99	8.90
MassMutual Transitions® (Note 1)
Custom Plan	9.33	11.13	-	15.34	-	-	8.98
Package Plan I	9.33	11.13	-	15.34	-	-	8.98
Package Plan II	9.08	10.84	-	14.93	-	-	8.86
Package Plan III	8.91	10.64	-	14.65	-	-	8.78
MassMutual EvolutionSM (Note 1)
Tier 1	8.56	10.72	-	12.10	-	-	8.78
Tier 2	8.37	10.47	-	11.82	-	-	8.65
Tier 3	8.24	10.32	-	11.65	-	-	8.57
Tier 4	8.35	10.45	-	11.80	-	-	8.65
Tier 5	8.16	10.21	-	11.53	-	-	8.52
Tier 6	8.04	10.06	-	11.36	-	-	8.45
Tier 7	8.34	10.43	-	11.78	-	-	8.62
Tier 8	8.13	10.18	-	11.49	-	-	8.49
Tier 9	-	-	11.69	-	-	-	8.60
Tier 10	-	-	12.01	-	-	-	8.75
Tier 11	-	-	11.40	-	-	-	8.47
Tier 12	-	-	11.94	-	-	-	8.71
MassMutual RetireEase SelectSM
Tier 1	6.39	-	-	10.20	-	-	9.07
Tier 2	6.47	-	-	10.33	-	-	9.19
MassMutual Transitions SelectSM
Tier 1	9.42	11.00	-	12.33	-	-	8.91
Tier 2	-	-	12.27	-	-	-	8.91
MassMutual Equity EdgeSM (Note 1)
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2009

	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)
Investment income
Dividends	$116,649	$23,487	$34,930	$896	$-	$-	$3,828,909	$203,851	$181,887	$66,127

Expenses
Mortality and expense risk fees and administrative charges	35,259	8,051	108,889	7,264	61,369	1,964	3,351,777	188,220	91,318	320,395

Net investment income (loss)	81,390	15,436	(73,959)	(6,368)	(61,369)	(1,964)	477,132	15,631	90,569	(254,268)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,410,821)	(21,237)	(857,649)	(21,441)	(153,220)	1,108	(22,436,906)	(59,527)	(1,038,066)	(612,019)
Realized gain distribution	-	-	-	-	-	-	76,152	5,140	-	83,586

Realized gain (loss)	(2,410,821)	(21,237)	(857,649)	(21,441)	(153,220)	1,108	(22,360,754)	(54,387)	(1,038,066)	(528,433)

Change in net unrealized appreciation/depreciation of investments	3,232,964	275,990	3,297,808	177,574	2,799,793	68,086	104,872,390	5,044,211	3,337,057	8,163,301

Net gain (loss) on investments	822,143	254,753	2,440,159	156,133	2,646,573	69,194	82,511,636	4,989,824	2,298,991	7,634,868

Net increase (decrease) in net assets resulting from operations	903,533	270,189	2,366,200	149,765	2,585,204	67,230	82,988,768	5,005,455	2,389,560	7,380,600

Capital transactions:
Transfer of net premiums	81,861	427,742	180,587	322,500	107,096	167,925	5,451,831	9,946,668	1,156,432	714,819
Transfers due to death benefits	(13,659)	-	(99,548)	(743)	(12,823)	-	(1,616,603)	-	(29,544)	-
Transfers due to annuity benefit payments	-	-	(1,758)	-	(482)	-	(51,867)	-	(360)	-
Transfers due to withdrawal of funds	(262,541)	(5,640)	(897,345)	(7,435)	(391,678)	(1,683)	(15,092,841)	(189,136)	(258,612)	(465,353)
Transfers due to loans, net of repayments	(822)	-	2,461	-	405	-	(3,342)	-	2,055	-
Transfers due to cost of insurance	(8,487)	(3,759)	(18,784)	(3,244)	(14,243)	(837)	(914,219)	(87,721)	(27,374)	(117,361)
Transfers due to contingent deferred sales charges	(54)	-	(408)	-	(165)	-	(1,254)	-	(12)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	189	-	132	-	(1,960)	-	(482)	-
Transfers between Sub-Accounts and to/from Fixed Account	729,964	(64,397)	(350,634)	16,001	1,322,966	68,207	(13,780,056)	(976,564)	116,301	(321,699)

Net increase (decrease) in net assets resulting from capital transactions	526,262	353,946	(1,185,240)	327,079	1,011,208	233,612	(26,010,311)	8,693,247	958,404	(189,594)

Total increase (decrease)	1,429,795	624,135	1,180,960	476,844	3,596,412	300,842	56,978,457	13,698,702	3,347,964	7,191,006

NET ASSETS, at beginning of the year	2,632,845	226,088	9,816,130	297,723	4,138,682	65,850	258,786,612	7,060,203	6,154,981	22,566,626

NET ASSETS, at end of the year	$4,062,640	$850,223	$10,997,090	$774,567	$7,735,094	$366,692	$315,765,069	$20,758,905	$9,502,945	$29,757,632

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)
Investment income
Dividends	$27,035	$1,854,503	$38,998	$284,002	$13,965	$4,253,030	$103,215	$1,842,477	$63,126	$140,221

Expenses
Mortality and expense risk fees and administrative charges	127,910	1,814,887	36,451	345,973	19,580	2,407,464	57,387	2,172,903	196,272	196,625

Net investment income (loss)	(100,875)	39,616	2,547	(61,971)	(5,615)	1,845,566	45,828	(330,426)	(133,146)	(56,404)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(41,922)	(18,593,277)	109,105	(2,795,038)	14,744	(10,136,522)	18,019	871,997	90,669	205,702
Realized gain distribution	35,493	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(6,429)	(18,593,277)	109,105	(2,795,038)	14,744	(10,136,522)	18,019	871,997	90,669	205,702

Change in net unrealized appreciation/depreciation of investments	3,636,596	70,975,421	1,102,868	7,820,356	353,536	60,460,325	1,399,887	41,238,159	5,170,287	5,357,400

Net gain (loss) on investments	3,630,167	52,382,144	1,211,973	5,025,318	368,280	50,323,803	1,417,906	42,110,156	5,260,956	5,563,102

Net increase (decrease) in net assets resulting from operations	3,529,292	52,421,760	1,214,520	4,963,347	362,665	52,169,369	1,463,734	41,779,730	5,127,810	5,506,698

Capital transactions:
Transfer of net premiums	7,639,079	2,536,853	1,712,798	341,302	1,347,955	3,047,198	2,770,505	120,101,467	10,234,414	8,967,052
Transfers due to death benefits	-	(631,895)	-	(218,095)	(734)	(1,200,171)	-	(174,022)	-	-
Transfers due to annuity benefit payments	-	(44,476)	-	(2,100)	-	(44,360)	-	-	-	-
Transfers due to withdrawal of funds	(22,444)	(6,539,696)	(26,208)	(3,032,992)	(8,214)	(9,874,469)	(77,891)	(2,301,016)	(177,110)	(180,816)
Transfers due to loans, net of repayments	-	(2,072)	-	4,739	-	3,810	-	102	(1,001)	-
Transfers due to cost of insurance	(46,676)	(565,338)	(17,209)	(50,865)	(8,635)	(696,365)	(26,095)	(1,072,540)	(78,219)	(83,407)
Transfers due to contingent deferred sales charges	-	(63)	-	(784)	-	(852)	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(338)	-	439	-	(667)	-	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	74,915	(16,547,049)	(544,731)	(926,225)	134,710	(10,204,542)	(168,681)	4,350,073	786,106	599,277

Net increase (decrease) in net assets resulting from capital transactions	7,644,874	(21,794,074)	1,124,650	(3,884,581)	1,465,082	(18,970,418)	2,497,838	120,904,064	10,764,190	9,302,106

Total increase (decrease)	11,174,166	30,627,686	2,339,170	1,078,766	1,827,747	33,198,951	3,961,572	162,683,794	15,892,000	14,808,804

NET ASSETS, at beginning of the year	3,883,366	133,616,330	1,469,806	33,135,692	576,721	189,080,000	2,201,697	67,775,784	5,985,439	6,304,084

NET ASSETS, at end of the year	$15,057,532	$164,244,016	$3,808,976	$34,214,458	$2,404,468	$222,278,951	$6,163,269	$230,459,578	$21,877,439	$21,112,888

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$1,083,059	$92,892	$-	$-	$5,009,180	$320,437	$9,560,669	$813,889	$623,449	$778,602

Expenses
Mortality and expense risk fees and administrative charges	464,768	48,550	90,842	2,433	3,002,018	179,869	2,648,094	240,806	1,265,583	1,478,078

Net investment income (loss)	618,291	44,342	(90,842)	(2,433)	2,007,162	140,568	6,912,575	573,083	(642,134)	(699,476)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,212,587)	10,678	(1,106,378)	1,830	(5,453,372)	24,950	(850,076)	57,274	(2,126,126)	1,054
Realized gain distribution	-	-	-	-	-	-	2,402,381	150,106	90,818	115,508

Realized gain (loss)	(1,212,587)	10,678	(1,106,378)	1,830	(5,453,372)	24,950	1,552,305	207,380	(2,035,308)	116,562

Change in net unrealized appreciation/depreciation of investments	7,787,144	734,061	2,934,508	47,110	25,502,826	987,182	9,608,335	681,930	22,554,248	25,980,184

Net gain (loss) on investments	6,574,557	744,739	1,828,130	48,940	20,049,454	1,012,132	11,160,640	889,310	20,518,940	26,096,746

Net increase (decrease) in net assets resulting from operations	7,192,848	789,081	1,737,288	46,507	22,056,616	1,152,700	18,073,215	1,462,393	19,876,806	25,397,270

Capital transactions:
Transfer of net premiums	500,103	2,225,633	146,792	146,070	3,735,463	11,223,696	3,313,642	15,537,632	3,275,887	82,539,825
Transfers due to death benefits	(310,830)	-	(120,516)	-	(1,965,391)	(120,751)	(2,367,184)	(124,744)	(788,247)	-
Transfers due to annuity benefit payments	(2,578)	-	-	-	(74,964)	-	(69,189)	-	-	-
Transfers due to withdrawal of funds	(3,404,127)	(14,394)	(717,576)	(7,429)	(15,142,932)	(228,770)	(15,996,396)	(288,002)	(3,552,061)	(2,335,711)
Transfers due to loans, net of repayments	18,757	-	578	-	132	-	(24,844)	-	-	-
Transfers due to cost of insurance	(60,965)	(21,166)	(14,928)	(673)	(840,355)	(81,392)	(645,356)	(104,829)	(727,147)	(753,547)
Transfers due to contingent deferred sales charges	(734)	-	(272)	-	(168)	-	(960)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	220	-	-	-	(2,391)	-	338	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	1,614,190	961,108	(436,692)	(9,823)	25,013,305	3,266,194	25,911,517	4,691,855	10,610,491	7,181,604

Net increase (decrease) in net assets resulting from capital transactions	(1,645,964)	3,151,181	(1,142,614)	128,145	10,722,699	14,058,977	10,121,568	19,711,912	8,818,923	86,632,171

Total increase (decrease)	5,546,884	3,940,262	594,674	174,652	32,779,315	15,211,677	28,194,783	21,174,305	28,695,729	112,029,441

NET ASSETS, at beginning of the year	40,282,036	1,593,522	8,779,691	100,012	231,483,141	5,852,201	212,038,822	7,765,791	86,407,956	49,231,624

NET ASSETS, at end of the year	$45,828,920	$5,533,784	$9,374,365	$274,664	$264,262,456	$21,063,878	$240,233,605	$28,940,096	$115,103,685	$161,261,065

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account
	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$42	$6,828	$3,719,230	$168,250	$1,965,187	$184,375	$412,000	$585,099	$1,779,741	$101,036

Expenses
Mortality and expense risk fees and administrative charges	10,525	22,874	976,223	50,598	1,012,757	88,722	826,805	1,216,267	1,968,050	112,612

Net investment income (loss)	(10,483)	(16,046)	2,743,007	117,652	952,430	95,653	(414,805)	(631,168)	(188,309)	(11,576)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	46,421	105,219	(6,122,385)	(11,118)	(9,324,535)	4,595	(1,555,484)	1,122,709	(4,994,130)	(60,917)
Realized gain distribution	-	-	-	-	-	-	57,045	82,478	-	-

Realized gain (loss)	46,421	105,219	(6,122,385)	(11,118)	(9,324,535)	4,595	(1,498,439)	1,205,187	(4,994,130)	(60,917)

Change in net unrealized appreciation/depreciation of investments	352,124	795,179	16,518,886	559,980	31,642,317	2,076,317	15,040,106	17,485,084	47,122,306	2,669,044

Net gain (loss) on investments	398,545	900,398	10,396,501	548,862	22,317,782	2,080,912	13,541,667	18,690,271	42,128,176	2,608,127

Net increase (decrease) in net assets resulting from operations	388,062	884,352	13,139,508	666,514	23,270,212	2,176,565	13,126,862	18,059,103	41,939,867	2,596,551

Capital transactions:
Transfer of net premiums	426,835	773,997	1,190,532	2,702,244	1,044,928	7,359,577	3,158,321	60,624,364	3,353,769	4,347,970
Transfers due to death benefits	-	-	(659,928)	-	(805,397)	-	(258,357)	(622,424)	(742,449)	(1,466)
Transfers due to annuity benefit payments	-	-	(36,377)	-	(17,763)	-	-	-	(48,978)	-
Transfers due to withdrawal of funds	(27,865)	(86,614)	(5,738,170)	(66,257)	(6,796,417)	(40,154)	(3,347,481)	(3,750,360)	(6,973,542)	(98,525)
Transfers due to loans, net of repayments	-	-	(2,495)	-	(4,383)	-	887	-	3,646	-
Transfers due to cost of insurance	(3,103)	(6,829)	(189,689)	(22,169)	(196,765)	(34,765)	(476,636)	(610,315)	(644,975)	(53,278)
Transfers due to contingent deferred sales charges	-	-	(356)	-	(372)	-	(60)	-	(474)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	3,820	-	1,878	-	-	-	(2,343)	-
Transfers between Sub-Accounts and to/from Fixed Account	886,203	1,223,070	(3,264,423)	547,109	(4,399,904)	501,359	14,243,551	31,447,904	(4,715,013)	(738,371)

Net increase (decrease) in net assets resulting from capital transactions	1,282,070	1,903,624	(8,697,086)	3,160,927	(11,174,195)	7,786,017	13,320,225	87,089,169	(9,770,359)	3,456,330

Total increase (decrease)	1,670,132	2,787,976	4,442,422	3,827,441	12,096,017	9,962,582	26,447,087	105,148,272	32,169,508	6,052,881

NET ASSETS, at beginning of the year	215,870	569,999	92,442,257	1,680,869	96,960,898	1,250,374	51,048,049	38,374,763	145,787,716	4,753,818

NET ASSETS, at end of the year	$1,886,002	$3,357,975	$96,884,679	$5,508,310	$109,056,915	$11,212,956	$77,495,136	$143,523,035	$177,957,224	$10,806,699

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Class I)
Investment income
Dividends	$-	$-	$966,767	$23,510	$1,541,310	$1,654,924	$50,430	$5,108	$12,442	$59,072

Expenses
Mortality and expense risk fees and administrative charges	58,255	2,945	510,184	10,203	5,128,943	5,029,463	133,984	11,846	50,616	60,927

Net investment income (loss)	(58,255)	(2,945)	456,583	13,307	(3,587,633)	(3,374,539)	(83,554)	(6,738)	(38,174)	(1,855)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(339,708)	(10,387)	(1,088,359)	12,144	(8,358,915)	145,644	(2,094,088)	875	(926,940)	(591,739)
Realized gain distribution	-	-	-	-	535,815	593,325	-	-	-	-

Realized gain (loss)	(339,708)	(10,387)	(1,088,359)	12,144	(7,823,100)	738,969	(2,094,088)	875	(926,940)	(591,739)

Change in net unrealized appreciation/depreciation of investments	996,828	58,407	9,907,211	224,472	110,218,949	114,787,832	6,424,586	337,429	2,271,587	2,204,762

Net gain (loss) on investments	657,120	48,020	8,818,852	236,616	102,395,849	115,526,801	4,330,498	338,304	1,344,647	1,613,023

Net increase (decrease) in net assets resulting from operations	598,865	45,075	9,275,435	249,923	98,808,216	112,152,262	4,246,944	331,566	1,306,473	1,611,168

Capital transactions:
Transfer of net premiums	137,034	186,584	17,047,394	541,043	22,405,026	288,623,330	229,490	511,519	77,120	75,311
Transfers due to death benefits	(7,894)	-	(367,324)	-	(1,664,257)	(587,351)	(31,125)	(746)	(9,531)	(18,295)
Transfers due to annuity benefit payments	(504)	-	(18,125)	-	-	-	(2,313)	-	-	(893)
Transfers due to withdrawal of funds	(392,277)	(3,621)	(1,301,872)	(396)	(11,028,156)	(6,163,677)	(552,397)	(16,207)	(526,279)	(331,903)
Transfers due to loans, net of repayments	(162)	-	6,210	-	(7,054)	-	-	-	3,339	-
Transfers due to cost of insurance	(11,180)	(1,351)	(24,676)	(2,836)	(3,718,853)	(2,664,094)	(40,059)	(5,486)	-	(16,615)
Transfers due to contingent deferred sales charges	(45)	-	(365)	-	-	-	-	-	(331)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	143	-	1,371	-	-	-	527	-	-	158
Transfers between Sub-Accounts and to/from Fixed Account	202,831	82,259	795,261	(24,886)	5,498,548	(16,747,665)	(461,029)	(61,259)	(242,005)	(299,700)

Net increase (decrease) in net assets resulting from capital transactions	(72,054)	263,871	16,137,874	512,925	11,485,254	262,460,543	(856,906)	427,821	(697,687)	(591,937)

Total increase (decrease)	526,811	308,946	25,413,309	762,848	110,293,470	374,612,805	3,390,038	759,387	608,786	1,019,231

NET ASSETS, at beginning of the year	5,502,423	116,586	30,123,931	408,045	349,624,221	184,439,428	10,549,156	443,005	3,529,269	5,586,976

NET ASSETS, at end of the year	$6,029,234	$425,532	$55,537,240	$1,170,893	$459,917,691	$559,052,233	$13,939,194	$1,202,392	$4,138,055	$6,606,207

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account
	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$4,579	$26,179	$1,673,863	$1,905,319	$16,721	$47	$-	$133,247	$4,082	$-

Expenses
Mortality and expense risk fees and administrative charges	5,579	47,023	3,534,289	3,861,081	376,441	23,857	5,099	252,629	16,198	55,913

Net investment income (loss)	(1,000)	(20,844)	(1,860,426)	(1,955,762)	(359,720)	(23,810)	(5,099)	(119,382)	(12,116)	(55,913)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,362	(352,386)	(5,516,630)	1,355,291	2,211	(156,177)	12,784	(3,163,926)	47,493	(21,654,937)
Realized gain distribution	-	-	299,760	348,797	-	-	-	-	-	-

Realized gain (loss)	6,362	(352,386)	(5,216,870)	1,704,088	2,211	(156,177)	12,784	(3,163,926)	47,493	(21,654,937)

Change in net unrealized appreciation/depreciation of investments	133,137	1,306,360	68,494,651	72,713,739	(109)	933,602	162,766	10,771,974	356,592	19,924,196

Net gain (loss) on investments	139,499	953,974	63,277,781	74,417,827	2,102	777,425	175,550	7,608,048	404,085	(1,730,741)

Net increase (decrease) in net assets resulting from operations	138,499	933,130	61,417,355	72,462,065	(357,618)	753,615	170,451	7,488,666	391,969	(1,786,654)

Capital transactions:
Transfer of net premiums	263,273	47,797	15,877,218	212,569,198	5,443,792	73,849	355,336	372,511	559,774	130,920
Transfers due to death benefits	(741)	(15,234)	(1,699,118)	(628,436)	(485,684)	-	-	(202,287)	-	(41,696)
Transfers due to annuity benefit payments	-	-	-	-	(34,089)	(917)	-	(1,482)	-	(428)
Transfers due to withdrawal of funds	(3,633)	(311,046)	(11,085,878)	(7,814,343)	(12,955,862)	(92,409)	(5,645)	(1,638,693)	(15,886)	(358,786)
Transfers due to loans, net of repayments	-	317	(2,462)	-	(4,781)	760	-	(1,748)	-	649
Transfers due to cost of insurance	(2,509)	-	(2,391,970)	(2,013,703)	(25,477)	(2,193)	(2,170)	(39,832)	(5,559)	(6,694)
Transfers due to contingent deferred sales charges	-	(273)	-	-	(238)	(44)	-	(472)	-	(12)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	12,656	287	-	409	-	141
Transfers between Sub-Accounts and to/from Fixed Account	(34,313)	(167,703)	7,345,059	(18,157,333)	8,441,552	402,087	(28,922)	15,763,464	610,478	(16,906,808)

Net increase (decrease) in net assets resulting from capital transactions	222,077	(446,142)	8,042,849	183,955,383	391,869	381,420	318,600	14,251,870	1,148,807	(17,182,714)

Total increase (decrease)	360,576	486,988	69,460,204	256,417,448	34,251	1,135,035	489,050	21,740,536	1,540,776	(18,969,368)

NET ASSETS, at beginning of the year	198,409	3,425,541	247,688,800	146,772,250	27,479,929	1,363,211	189,385	10,058,000	309,829	18,969,368

NET ASSETS, at end of the year	$558,985	$3,912,529	$317,149,004	$403,189,698	$27,514,180	$2,498,246	$678,435	$31,798,536	$1,850,605	$-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Investment income
Dividends	$-	$568,172	$117,102	$94,119	$2,024	$274,274	$27,020	$57,523	$6,819	$5,229,806

Expenses
Mortality and expense risk fees and administrative charges	1,892	254,187	54,735	206,154	5,273	231,507	27,290	363,085	55,732	2,623,950

Net investment income (loss)	(1,892)	313,985	62,367	(112,035)	(3,249)	42,767	(270)	(305,562)	(48,913)	2,605,856

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6,329)	(1,641,810)	11,675	(1,063,023)	13,680	(1,888,564)	(6,780)	(1,593,775)	67,823	(12,122,016)
Realized gain distribution	-	-	-	-	-	443,390	44,276	-	-	-

Realized gain (loss)	(6,329)	(1,641,810)	11,675	(1,063,023)	13,680	(1,445,174)	37,496	(1,593,775)	67,823	(12,122,016)

Change in net unrealized appreciation/depreciation of investments	(6,145)	6,725,804	1,086,850	6,462,842	105,757	6,347,958	573,832	13,642,430	1,480,842	58,710,388

Net gain (loss) on investments	(12,474)	5,083,994	1,098,525	5,399,819	119,437	4,902,784	611,328	12,048,655	1,548,665	46,588,372

Net increase (decrease) in net assets resulting from operations	(14,366)	5,397,979	1,160,892	5,287,784	116,188	4,945,551	611,058	11,743,093	1,499,752	49,194,228

Capital transactions:
Transfer of net premiums	313,949	723,205	2,942,196	199,771	284,156	470,799	1,186,258	675,251	2,364,549	3,834,140
Transfers due to death benefits	-	(168,441)	-	(119,927)	(743)	(145,486)	-	(202,392)	(1,486)	(1,304,203)
Transfers due to annuity benefit payments	-	(17,576)	-	(2,354)	-	(1,891)	-	(5,470)	-	(49,814)
Transfers due to withdrawal of funds	(1,853)	(1,245,614)	(58,436)	(1,369,544)	(2,448)	(1,606,685)	(31,226)	(2,537,569)	(51,273)	(10,723,751)
Transfers due to loans, net of repayments	-	15,557	-	949	-	(507)	-	791	-	1,127
Transfers due to cost of insurance	(806)	(52,439)	(19,754)	(38,541)	(1,905)	(42,670)	(11,992)	(85,719)	(23,447)	(776,055)
Transfers due to contingent deferred sales charges	-	(214)	-	(160)	-	(153)	-	(81)	-	(223)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,447	-	530	-	(286)	-	799	-	(44)
Transfers between Sub-Accounts and to/from Fixed Account	(662,625)	57,740	88,158	(512,154)	(15,684)	(494,368)	(128,278)	4,712,052	(122,169)	(2,951,692)

Net increase (decrease) in net assets resulting from capital transactions	(351,335)	(686,335)	2,952,164	(1,841,430)	263,376	(1,821,247)	1,014,762	2,557,662	2,166,174	(11,970,515)

Total increase (decrease)	(365,701)	4,711,644	4,113,056	3,446,354	379,564	3,124,304	1,625,820	14,300,755	3,665,926	37,223,713

NET ASSETS, at beginning of the year	365,701	19,853,013	1,865,905	18,558,449	167,683	22,388,622	1,116,438	26,610,971	1,752,395	205,312,190

NET ASSETS, at end of the year	$-	$24,564,657	$5,978,961	$22,004,803	$547,247	$25,512,926	$2,742,258	$40,911,726	$5,418,321	$242,535,903

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$323,441	$3,821	$229	$-	$-	$834	$4,797,652	$83,617	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	161,179	14,169	1,797	785,532	94,084	2,354	2,507,235	41,405	1,625,679	21,068

Net investment income (loss)	162,262	(10,348)	(1,568)	(785,532)	(94,084)	(1,520)	2,290,417	42,212	(1,625,679)	(21,068)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(48,907)	(1,812,668)	54,890	(3,405,463)	52,161	14,593	(10,742,000)	(2,821)	(4,462,862)	55,921
Realized gain distribution	-	-	-	-	-	13,798	-	-	-	-

Realized gain (loss)	(48,907)	(1,812,668)	54,890	(3,405,463)	52,161	28,391	(10,742,000)	(2,821)	(4,462,862)	55,921

Change in net unrealized appreciation/depreciation of investments	3,637,494	2,159,140	(10,865)	29,787,009	2,721,336	36,402	59,786,882	950,543	47,496,385	594,363

Net gain (loss) on investments	3,588,587	346,472	44,025	26,381,546	2,773,497	64,793	49,044,882	947,722	43,033,523	650,284

Net increase (decrease) in net assets resulting from operations	3,750,849	336,124	42,457	25,596,014	2,679,413	63,273	51,335,299	989,934	41,407,844	629,216

Capital transactions:
Transfer of net premiums	7,740,454	47,014	104,385	1,299,974	4,265,151	404,494	3,544,494	1,925,648	2,328,101	1,380,098
Transfers due to death benefits	(116,646)	(2,894)	-	(550,704)	(724)	-	(1,035,894)	(714)	(564,542)	-
Transfers due to annuity benefit payments	-	-	-	(7,010)	-	-	(50,880)	-	(32,066)	-
Transfers due to withdrawal of funds	(136,018)	(193,758)	(444)	(4,633,944)	(77,963)	(2,040)	(8,876,282)	(51,312)	(5,329,258)	(14,528)
Transfers due to loans, net of repayments	-	232	-	(1,861)	-	-	(1,716)	-	(883)	-
Transfers due to cost of insurance	(75,375)	(3,464)	(871)	(144,510)	(41,256)	(1,080)	(805,409)	(19,432)	(525,754)	(9,532)
Transfers due to contingent deferred sales charges	-	(25)	-	(1,273)	-	-	(268)	-	(220)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	965	-	-	(757)	-	(330)	-
Transfers between Sub-Accounts and to/from Fixed Account	(770,977)	(4,280,116)	(482,834)	(1,386,947)	(778,910)	164,586	(6,292,826)	(135,913)	(9,395,623)	(134,255)

Net increase (decrease) in net assets resulting from capital transactions	6,641,438	(4,433,011)	(379,764)	(5,425,310)	3,366,298	565,960	(13,519,538)	1,718,277	(13,520,575)	1,221,783

Total increase (decrease)	10,392,287	(4,096,887)	(337,307)	20,170,704	6,045,711	629,233	37,815,761	2,708,211	27,887,269	1,850,999

NET ASSETS, at beginning of the year	6,234,584	4,096,887	337,307	62,087,924	3,694,909	-	187,914,421	1,603,571	119,380,559	764,828

NET ASSETS, at end of the year	$16,626,871	$-	$-	$82,258,628	$9,740,620	$629,233	$225,730,182	$4,311,782	$147,267,828	$2,615,827

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$-	$-	$86	$784,201	$-	$85,733	$5,470,214	$-	$-	$41,852	$746,803

Expenses
Mortality and expense risk fees and administrative charges	10,689	270,348	26,643	2,922,614	78,457	76,837	2,887,645	5,180	188,350	60,242	571,027

Net investment income (loss)	(10,689)	(270,348)	(26,557)	(2,138,413)	(78,457)	8,896	2,582,569	(5,180)	(188,350)	(18,390)	175,776

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	22,205	(7,411,821)	(16,244)	(11,953,631)	(1,358,491)	(9,414)	(12,091,582)	24,108	(30,127,829)	24,992	(547,319)
Realized gain distribution	-	-	-	-	-	95,071	5,215,785	-	-	-	-

Realized gain (loss)	22,205	(7,411,821)	(16,244)	(11,953,631)	(1,358,491)	85,657	(6,875,797)	24,108	(30,127,829)	24,992	(547,319)

Change in net unrealized appreciation/depreciation of investments	135,388	12,046,016	760,111	98,081,168	1,857,187	1,948,775	83,554,530	102,310	34,230,102	1,709,541	16,486,715

Net gain (loss) on investments	157,593	4,634,195	743,867	86,127,537	498,696	2,034,432	76,678,733	126,418	4,102,273	1,734,533	15,939,396

Net increase (decrease) in net assets resulting from operations	146,904	4,363,847	717,310	83,989,124	420,239	2,043,328	79,261,302	121,238	3,913,923	1,716,143	16,115,172

Capital transactions:
Transfer of net premiums	328,424	114,457	1,205,465	3,729,303	27,090	3,495,191	4,286,154	197,264	124,340	3,262,270	1,232,047
Transfers due to death benefits	-	(233,066)	(742)	(1,507,566)	(63,145)	(735)	(1,750,820)	-	(196,401)	(719)	(139,772)
Transfers due to annuity benefit payments	-	(13,362)	-	(58,487)	-	-	(54,348)	-	(961)	-	(14,657)
Transfers due to withdrawal of funds	(51,013)	(1,643,385)	(22,538)	(12,237,455)	(878,357)	(97,803)	(13,637,930)	(5,452)	(1,524,904)	(82,449)	(2,909,634)
Transfers due to loans, net of repayments	-	(10,407)	-	7,755	-	-	(44)	-	(1,505)	-	(575)
Transfers due to cost of insurance	(4,732)	(42,333)	(12,474)	(855,570)	-	(34,309)	(703,836)	(2,447)	(28,960)	(28,635)	(147,058)
Transfers due to contingent deferred sales charges	-	(390)	-	(732)	(326)	-	(1,052)	-	(120)	-	(422)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	977	-	(1,501)	-	-	530	-	102	-	870
Transfers between Sub-Accounts and to/from Fixed Account	(826,671)	(6,694,069)	(57,385)	(22,688,172)	(795,848)	(596,475)	(18,356,030)	(172,534)	(465,337)	(317,737)	(949,972)

Net increase (decrease) in net assets resulting from capital transactions	(553,992)	(8,521,578)	1,112,326	(33,612,425)	(1,710,586)	2,765,869	(30,217,376)	16,831	(2,093,746)	2,832,730	(2,929,173)

Total increase (decrease)	(407,088)	(4,157,731)	1,829,636	50,376,699	(1,290,347)	4,809,197	49,043,926	138,069	1,820,177	4,548,873	13,185,999

NET ASSETS, at beginning of the year	798,255	26,997,954	946,430	217,268,730	7,097,148	3,207,065	225,723,673	229,250	15,502,975	2,353,326	45,674,136

NET ASSETS, at end of the year	$391,167	$22,840,223	$2,776,066	$267,645,429	$5,806,801	$8,016,262	$274,767,599	$367,319	$17,323,152	$6,902,199	$58,860,135

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2009

	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Non-Service)	(Advisor Class)
Investment income
Dividends	$3,161	$734,445	$-	$-	$241,593	$37,508	$1,600,743	$13,594	$-	$769,968

Expenses
Mortality and expense risk fees and administrative charges	3,707	408,075	6,200	1,747,359	734,886	290,373	3,758,846	9,236	11,972	152,335

Net investment income (loss)	(546)	326,370	(6,200)	(1,747,359)	(493,293)	(252,865)	(2,158,103)	4,358	(11,972)	617,633

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(679)	(1,584,409)	(17,357)	(10,384,071)	-	(19,149)	(5,974,481)	(55,728)	(112,597)	(2,655,587)
Realized gain distribution	-	-	-	-	-	11,755	241,262	-	-	1,340,837

Realized gain (loss)	(679)	(1,584,409)	(17,357)	(10,384,071)	-	(7,394)	(5,733,219)	(55,728)	(112,597)	(1,314,750)

Change in net unrealized appreciation/depreciation of investments	88,163	10,296,271	173,145	49,943,948	-	3,990,172	56,613,972	210,107	253,250	5,196,882

Net gain (loss) on investments	87,484	8,711,862	155,788	39,559,877	-	3,982,778	50,880,753	154,379	140,653	3,882,132

Net increase (decrease) in net assets resulting from operations	86,938	9,038,232	149,588	37,812,518	(493,293)	3,729,913	48,722,650	158,737	128,681	4,499,765

Capital transactions:
Transfer of net premiums	343,882	412,253	346,787	2,418,474	1,538,861	14,265,630	5,397,413	134,466	39,543	2,202,194
Transfers due to death benefits	-	(465,946)	-	(719,143)	(686,946)	(1,433)	(2,335,384)	(1,474)	(14,683)	(171,071)
Transfers due to annuity benefit payments	-	(1,519)	-	(32,930)	(30,149)	-	(91,287)	-	-	(2,147)
Transfers due to withdrawal of funds	(3,769)	(3,392,069)	(9,355)	(6,245,415)	(17,563,833)	(260,264)	(21,109,072)	(74,170)	(190,133)	(882,646)
Transfers due to loans, net of repayments	-	5,013	-	9,087	17,069	-	(8,412)	291	134	1,278
Transfers due to cost of insurance	(1,494)	(66,050)	(2,795)	(548,343)	(50,062)	(135,958)	(1,006,630)	-	-	(45,918)
Transfers due to contingent deferred sales charges	-	(831)	-	(325)	(1,866)	-	(1,835)	(51)	(57)	(9)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	248	-	(1,620)	6,774	-	1,935	-	-	(272)
Transfers between Sub-Accounts and to/from Fixed Account	(11,474)	(1,492,874)	(18,473)	(4,630,230)	(11,476,944)	2,170,863	4,891,397	(55,056)	(88,502)	1,079,150

Net increase (decrease) in net assets resulting from capital transactions	327,145	(5,001,775)	316,164	(9,750,445)	(28,247,096)	16,038,838	(14,261,875)	4,006	(253,698)	2,180,559

Total increase (decrease)	414,083	4,036,457	465,752	28,062,073	(28,740,389)	19,768,751	34,460,775	162,743	(125,017)	6,680,324

NET ASSETS, at beginning of the year	111,848	37,421,725	225,832	129,119,208	78,403,059	11,477,998	306,786,196	648,287	1,017,092	9,896,831

NET ASSETS, at end of the year	$525,931	$41,458,182	$691,584	$157,181,281	$49,662,670	$31,246,749	$341,246,971	$811,030	$892,075	$16,577,155

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2008

	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)

Investment income
Dividends	$108,326	$5,695	$-	$-	$-	$-	$3,669,153	$67,181	$103,956	$-

Expenses
Mortality and expense risk fees and administrative charges	38,879	301	147,491	494	70,024	149	4,392,461	12,280	73,998	227,754

Net investment income (loss)	69,447	5,394	(147,491)	(494)	(70,024)	(149)	(723,308)	54,901	29,958	(227,754)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(762,093)	(660)	701,345	(1,132)	52,911	(63)	(7,926,073)	1,470	(1,302,556)	(221,355)
Realized gain distribution	312,117	17,200	2,577,499	61,043	-	-	10,337,916	-	1,142,324	2,257

Realized gain (loss)	(449,976)	16,540	3,278,844	59,911	52,911	(63)	2,411,843	1,470	(160,232)	(219,098)

Change in net unrealized appreciation/depreciation of investments	(2,621,791)	(34,256)	(7,637,948)	(54,769)	(3,587,868)	(5,591)	(197,694,810)	(198,663)	(1,952,938)	(10,303,670)

Net gain (loss) on investments	(3,071,767)	(17,716)	(4,359,104)	5,142	(3,534,957)	(5,654)	(195,282,967)	(197,193)	(2,113,170)	(10,522,768)

Net increase (decrease) in net assets resulting from operations	(3,002,320)	(12,322)	(4,506,595)	4,648	(3,604,981)	(5,803)	(196,006,275)	(142,292)	(2,083,212)	(10,750,522)

Capital transactions:
Transfer of net premiums	432,480	218,841	607,512	291,028	493,820	69,491	34,547,325	7,204,114	2,716,948	28,074,466
Transfers due to death benefits	(740)	-	(178,772)	-	(76,466)	-	(2,104,491)	-	(16,981)	-
Transfers due to annuity benefit payments	-	-	(1,142)	-	(619)	-	(56,492)	-	(240)	-
Transfers due to withdrawal of funds	(524,088)	264	(1,730,512)	84	(890,367)	(2)	(32,557,008)	(101,229)	(538,978)	(380,933)
Transfers due to loans, net of repayments	77	-	2,332	-	6,134	-	2,479	-	4,310	-
Transfers due to cost of insurance	(8,406)	(95)	(23,599)	(101)	(14,818)	(63)	(955,975)	(3,469)	(12,417)	(96,253)
Transfers due to contingent deferred sales charges	(169)	-	(605)	-	(245)	-	(2,104)	-	(10)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(599)	-	302	-	(76,096)	-	(852)	-
Transfers between Sub-Accounts and to/from Fixed Account	1,162,461	19,400	(844,277)	2,064	(636,272)	2,227	11,612,785	103,079	(439,080)	5,719,868

Net increase (decrease) in net assets resulting from capital transactions	1,061,615	238,410	(2,169,662)	293,075	(1,118,531)	71,653	10,410,423	7,202,495	1,712,700	33,317,148

Total increase (decrease)	(1,940,705)	226,088	(6,676,257)	297,723	(4,723,512)	65,850	(185,595,852)	7,060,203	(370,512)	22,566,626

NET ASSETS, at beginning of the year	4,573,550	-	16,492,387	-	8,862,194	-	444,382,464	-	6,525,493	-

NET ASSETS, at end of the year	$2,632,845	$226,088	$9,816,130	$297,723	$4,138,682	$65,850	$258,786,612	$7,060,203	$6,154,981	$22,566,626

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Large Cap Growth Sub-Account	MML AllianceBernstein Large Cap Growth Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds Core Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class 1)

Investment income
Dividends	$-	$-	$-	$-	$-	$814	$-	$11,126	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	5,039	295,950	221	2,334,371	1,926	527,873	660	3,213,272	3,544	102,658

Net investment income (loss)	(5,039)	(295,950)	(221)	(2,334,371)	(1,926)	(527,059)	(660)	(3,202,146)	(3,544)	(102,658)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(26,096)	(599,607)	(23)	(11,452,053)	(3,059)	(1,979,527)	(3,199)	(13,045,253)	(4,554)	(33,692)
Realized gain distribution	-	-	-	-	-	2,915	-	-	-	-

Realized gain (loss)	(26,096)	(599,607)	(23)	(11,452,053)	(3,059)	(1,976,612)	(3,199)	(13,045,253)	(4,554)	(33,692)

Change in net unrealized appreciation/depreciation of investments	93,173	(13,218,251)	3,840	(69,326,065)	74,054	(17,562,804)	20,186	(54,223,929)	83,745	687,810

Net gain (loss) on investments	67,077	(13,817,858)	3,817	(80,778,118)	70,995	(19,539,416)	16,987	(67,269,182)	79,191	654,118

Net increase (decrease) in net assets resulting from operations	62,038	(14,113,808)	3,596	(83,112,489)	69,069	(20,066,475)	16,327	(70,471,328)	75,647	551,460

Capital transactions:
Transfer of net premiums	3,827,704	1,371,351	161,591	9,876,557	1,445,579	1,889,683	555,477	14,269,407	2,143,373	64,413,938
Transfers due to death benefits	-	(232,817)	-	(1,013,564)	-	(516,326)	-	(1,818,758)	-	-
Transfers due to annuity benefit payments	-	(1,886)	-	(39,826)	-	(2,650)	-	(42,915)	-	-
Transfers due to withdrawal of funds	95	(3,543,392)	(2)	(10,389,240)	(1,087)	(6,824,187)	10	(20,052,646)	(4,923)	(59,061)
Transfers due to loans, net of repayments	-	2,295	-	(3,486)	-	2,011	-	(3,023)	-	-
Transfers due to cost of insurance	(6,698)	(47,782)	(6)	(624,965)	(452)	(66,417)	(209)	(805,841)	(883)	(33,315)
Transfers due to contingent deferred sales charges	-	(348)	-	(95)	-	(1,539)	-	(1,518)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(2,043)	-	(12,887)	-	192	-	(16,445)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	227	(1,617,386)	2,504	(5,170,915)	(43,303)	(1,962,489)	5,116	(36,216,135)	(11,517)	2,902,762

Net increase (decrease) in net assets resulting from capital transactions	3,821,328	(4,072,008)	164,087	(7,378,421)	1,400,737	(7,481,722)	560,394	(44,687,874)	2,126,050	67,224,324

Total increase (decrease)	3,883,366	(18,185,816)	167,683	(90,490,910)	1,469,806	(27,548,197)	576,721	(115,159,202)	2,201,697	67,775,784

NET ASSETS, at beginning of the year	-	36,744,265	-	224,107,240	-	60,683,889	-	304,239,202	-	-

NET ASSETS, at end of the year	$3,883,366	$18,558,449	$167,683	$133,616,330	$1,469,806	$33,135,692	$576,721	$189,080,000	$2,201,697	$67,775,784

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account
	(Service Class 1)	(Service Class 1)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$-	$-	$1,630,685	$13,995	$239,346	$2,162	$17,409,186	$14,894	$12,023,293	$77,083

Expenses
Mortality and expense risk fees and administrative charges	9,688	10,331	612,442	2,266	138,617	90	3,793,471	9,896	3,133,526	11,540

Net investment income (loss)	(9,688)	(10,331)	1,018,243	11,729	100,729	2,072	13,615,715	4,998	8,889,767	65,543

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(17,597)	(7,832)	(2,876)	(9,459)	(465,881)	939	(2,909,087)	(13,154)	(2,103,464)	(4,355)
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(17,597)	(7,832)	(2,876)	(9,459)	(465,881)	939	(2,909,087)	(13,154)	(2,103,464)	(4,355)

Change in net unrealized appreciation/depreciation of investments	(40,980)	155,626	(15,029,749)	7,698	(5,478,082)	(584)	(26,667,291)	115,204	(4,562,941)	155,586

Net gain (loss) on investments	(58,577)	147,794	(15,032,625)	(1,761)	(5,943,963)	355	(29,576,378)	102,050	(6,666,405)	151,231

Net increase (decrease) in net assets resulting from operations	(68,265)	137,463	(14,014,382)	9,968	(5,843,234)	2,427	(15,960,663)	107,048	2,223,362	216,774

Capital transactions:
Transfer of net premiums	5,302,914	5,780,115	2,158,399	1,619,278	541,209	108,148	19,323,974	6,067,971	16,803,615	7,759,964
Transfers due to death benefits	-	-	(506,507)	-	(33,742)	-	(3,238,886)	-	(3,011,964)	-
Transfers due to annuity benefit payments	-	-	(2,673)	-	-	-	(75,521)	-	(66,494)	-
Transfers due to withdrawal of funds	(1,158)	(583)	(8,489,807)	(10,269)	(1,946,003)	(10,632)	(21,943,036)	(98,421)	(24,398,692)	(183,610)
Transfers due to loans, net of repayments	-	-	28,028	-	463	-	492	-	9,331	-
Transfers due to cost of insurance	(1,597)	(1,811)	(68,480)	(825)	(20,996)	(77)	(944,869)	(2,546)	(693,332)	(3,432)
Transfers due to contingent deferred sales charges	-	-	(1,697)	-	(438)	-	(203)	-	(1,076)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(483)	-	-	-	(31,066)	-	(25,463)	-
Transfers between Sub-Accounts and to/from Fixed Account	753,545	388,900	(3,851,029)	(24,630)	(397,850)	146	(52,278,565)	(221,851)	(43,238,149)	(23,905)

Net increase (decrease) in net assets resulting from capital transactions	6,053,704	6,166,621	(10,734,249)	1,583,554	(1,857,357)	97,585	(59,187,680)	5,745,153	(54,622,224)	7,549,017

Total increase (decrease)	5,985,439	6,304,084	(24,748,631)	1,593,522	(7,700,591)	100,012	(75,148,343)	5,852,201	(52,398,862)	7,765,791

NET ASSETS, at beginning of the year	-	-	65,030,667	-	16,480,282	-	306,631,484	-	264,437,684	-

NET ASSETS, at end of the year	$5,985,439	$6,304,084	$40,282,036	$1,593,522	$8,779,691	$100,012	$231,483,141	$5,852,201	$212,038,822	$7,765,791

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$-	$-	$388	$253	$107,072	$-	$-	$-	$4	$-

Expenses
Mortality and expense risk fees and administrative charges	715,242	80,405	436	942	1,424,622	2,713	1,505,117	1,950	376,389	60,397

Net investment income (loss)	(715,242)	(80,405)	(48)	(689)	(1,317,550)	(2,713)	(1,505,117)	(1,950)	(376,385)	(60,397)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,157,791)	(27,070)	(1,644)	147	(6,434,484)	(4,554)	(6,960,215)	(8,382)	(911,356)	(77,329)
Realized gain distribution	1,480	-	-	-	-	-	-	-	1,104	-

Realized gain (loss)	(1,156,311)	(27,070)	(1,644)	147	(6,434,484)	(4,554)	(6,960,215)	(8,382)	(910,252)	(77,329)

Change in net unrealized appreciation/depreciation of investments	(21,192,324)	437,170	20,757	24,397	(39,140,238)	2,539	(62,581,913)	589	(7,640,619)	853,314

Net gain (loss) on investments	(22,348,635)	410,100	19,113	24,544	(45,574,722)	(2,015)	(69,542,128)	(7,793)	(8,550,871)	775,985

Net increase (decrease) in net assets resulting from operations	(23,063,877)	329,695	19,065	23,855	(46,892,272)	(4,728)	(71,047,245)	(9,743)	(8,927,256)	715,588

Capital transactions:
Transfer of net premiums	102,678,066	48,754,644	171,924	437,994	7,713,225	1,680,444	5,686,088	1,200,992	44,832,230	37,881,167
Transfers due to death benefits	(221,730)	-	-	-	(1,201,172)	-	(881,710)	-	(69,805)	-
Transfers due to annuity benefit payments	-	-	-	-	(43,435)	-	(24,645)	-	-	-
Transfers due to withdrawal of funds	(2,638,356)	(62,847)	693	7,664	(19,863,365)	(11,389)	(17,943,196)	(8,751)	(3,916,807)	(298,838)
Transfers due to loans, net of repayments	-	-	-	-	(10,161)	-	(923)	-	107	-
Transfers due to cost of insurance	(349,723)	(40,014)	(11)	(87)	(230,159)	(976)	(251,816)	(545)	(183,475)	(17,397)
Transfers due to contingent deferred sales charges	-	-	-	-	(792)	-	(759)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	8,964	-	10,681	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	10,003,576	250,146	24,199	100,573	(13,110,511)	17,518	(5,956,875)	68,421	19,313,055	94,243

Net increase (decrease) in net assets resulting from capital transactions	109,471,833	48,901,929	196,805	546,144	(26,737,406)	1,685,597	(19,363,155)	1,260,117	59,975,305	37,659,175

Total increase (decrease)	86,407,956	49,231,624	215,870	569,999	(73,629,678)	1,680,869	(90,410,400)	1,250,374	51,048,049	38,374,763

NET ASSETS, at beginning of the year	-	-	-	-	166,071,935	-	187,371,298	-	-	-

NET ASSETS, at end of the year	$86,407,956	$49,231,624	$215,870	$569,999	$92,442,257	$1,680,869	$96,960,898	$1,250,374	$51,048,049	$38,374,763

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Class II)

Investment income
Dividends	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	2,504,924	8,669	85,649	290	526,416	777	3,221,359	292,568	201,199	100,042

Net investment income (loss)	(2,504,924)	(8,669)	(85,649)	(290)	(526,416)	(777)	(3,221,359)	(292,568)	(201,199)	(100,042)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,225,387	(19,877)	190,947	(460)	714,546	(60)	(1,910,729)	(29,570)	(1,315,778)	(520,406)
Realized gain distribution	229,128	-	-	-	-	-	2,134	-	-	-

Realized gain (loss)	1,454,515	(19,877)	190,947	(460)	714,546	(60)	(1,908,595)	(29,570)	(1,315,778)	(520,406)

Change in net unrealized appreciation/depreciation of investments	(93,886,502)	(133,172)	(4,243,119)	(9,250)	(18,781,035)	(1,275)	(132,038,538)	1,045,519	(13,596,217)	(5,325,305)

Net gain (loss) on investments	(92,431,987)	(153,049)	(4,052,172)	(9,710)	(18,066,489)	(1,335)	(133,947,133)	1,015,949	(14,911,995)	(5,845,711)

Net increase (decrease) in net assets resulting from operations	(94,936,911)	(161,718)	(4,137,821)	(10,000)	(18,592,905)	(2,112)	(137,168,492)	723,381	(15,113,194)	(5,945,753)

Capital transactions:
Transfer of net premiums	18,507,420	4,776,969	794,028	120,569	3,909,765	403,821	481,762,721	184,232,816	2,788,503	120,981
Transfers due to death benefits	(1,235,812)	-	(39,444)	-	(319,968)	-	(223,579)	(488,639)	(126,564)	(24,913)
Transfers due to annuity benefit payments	(49,475)	-	(791)	-	(15,777)	-	-	-	(2,952)	-
Transfers due to withdrawal of funds	(12,170,499)	(130,664)	(771,826)	(278)	(3,139,416)	-	(6,754,327)	(275,997)	(2,056,886)	(1,331,373)
Transfers due to loans, net of repayments	4,990	-	1,685	-	(4,212)	-	-	-	-	3,177
Transfers due to cost of insurance	(687,525)	(1,510)	(12,538)	(101)	(30,681)	(25)	(1,860,794)	(105,622)	(40,451)	-
Transfers due to contingent deferred sales charges	(928)	-	(83)	-	(621)	-	-	-	-	(684)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(62,548)	-	281	-	(3,250)	-	-	-	(1,052)	-
Transfers between Sub-Accounts and to/from Fixed Account	4,576,356	270,741	(187,453)	6,396	(1,407,186)	6,361	13,868,692	353,489	1,231,138	(315,567)

Net increase (decrease) in net assets resulting from capital transactions	8,881,979	4,915,536	(216,141)	126,586	(1,011,346)	410,157	486,792,713	183,716,047	1,791,736	(1,548,379)

Total increase (decrease)	(86,054,932)	4,753,818	(4,353,962)	116,586	(19,604,251)	408,045	349,624,221	184,439,428	(13,321,458)	(7,494,132)

NET ASSETS, at beginning of the year	231,842,648	-	9,856,385	-	49,728,182	-	-	-	23,870,614	11,023,401

NET ASSETS, at end of the year	$145,787,716	$4,753,818	$5,502,423	$116,586	$30,123,931	$408,045	$349,624,221	$184,439,428	$10,549,156	$3,529,269

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML Legg Mason Concentrated Growth Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account
	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Class I)	(Class II)	(Service Class I)	(Initial Class)

Investment income
Dividends	$-	$-	$-	$170,102	$56	$-	$-	$-	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	739	2,107,170	245,552	122,468	27,998	329	85,340	80,072	344	169,953

Net investment income (loss)	(739)	(2,107,170)	(245,552)	47,634	(27,942)	(329)	(85,340)	(80,072)	(344)	(169,953)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6,773)	(1,663,884)	(206,497)	545	(99,345)	(92)	(467,480)	(376,785)	(2,690)	(1,801,585)
Realized gain distribution	-	1,716	-	-	-	-	36,256	23,834	-	1,048

Realized gain (loss)	(6,773)	(1,662,168)	(206,497)	545	(99,345)	(92)	(431,224)	(352,951)	(2,690)	(1,800,537)

Change in net unrealized appreciation/depreciation of investments	(11,280)	(71,278,217)	2,073,765	1,736	(1,004,838)	(6,528)	(4,047,494)	(2,669,335)	6,687	(4,917,949)

Net gain (loss) on investments	(18,053)	(72,940,385)	1,867,268	2,281	(1,104,183)	(6,620)	(4,478,718)	(3,022,286)	3,997	(6,718,486)

Net increase (decrease) in net assets resulting from operations	(18,792)	(75,047,555)	1,621,716	49,915	(1,132,125)	(6,949)	(4,564,058)	(3,102,358)	3,653	(6,888,439)

Capital transactions:
Transfer of net premiums	446,518	317,253,172	147,072,644	5,117,516	506,474	151,575	963,098	79,085	195,188	974,322
Transfers due to death benefits	-	(553,507)	-	-	(26,312)	-	(69,926)	(32,989)	-	(66,817)
Transfers due to annuity benefit payments	-	-	-	(2,877)	(1,214)	-	(891)	-	-	(380)
Transfers due to withdrawal of funds	1,125	(5,638,338)	(603,337)	(7,376,006)	(472,020)	3	(857,446)	(1,250,099)	665	(2,500,731)
Transfers due to loans, net of repayments	-	-	-	-	6,494	-	-	(320)	-	3,041
Transfers due to cost of insurance	(110)	(1,179,397)	(59,431)	(5,900)	(1,490)	(171)	(17,982)	-	(70)	(19,633)
Transfers due to contingent deferred sales charges	-	-	-	(5)	(73)	-	-	(461)	-	(799)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	1,206	471	-	(1,176)	-	-	(525)
Transfers between Sub-Accounts and to/from Fixed Account	14,264	12,854,425	(1,259,342)	29,695,679	17,707	44,927	(21,477)	(385,110)	(1,027)	(324,920)

Net increase (decrease) in net assets resulting from capital transactions	461,797	322,736,355	145,150,534	27,429,613	30,037	196,334	(5,800)	(1,589,894)	194,756	(1,936,442)

Total increase (decrease)	443,005	247,688,800	146,772,250	27,479,528	(1,102,088)	189,385	(4,569,858)	(4,692,252)	198,409	(8,824,881)

NET ASSETS, at beginning of the year	-	-	-	401	2,465,299	-	10,156,834	8,117,793	-	18,882,881

NET ASSETS, at end of the year	$443,005	$247,688,800	$146,772,250	$27,479,929	$1,363,211	$189,385	$5,586,976	$3,425,541	$198,409	$10,058,000

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$-	$56,335	$866	$-	$-	$-	$-	$-	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	346	306,473	642	357,805	1,856	326,830	1,787	416,437	2,740	3,471,537

Net investment income (loss)	(346)	(250,138)	224	(357,805)	(1,856)	(326,830)	(1,787)	(416,437)	(2,740)	(3,471,537)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(7,203)	(4,339,446)	(6,465)	(1,142,265)	(8,541)	(1,584,239)	(13,769)	(508,669)	(7,745)	(6,446,666)
Realized gain distribution	-	565,983	-	-	-	380,293	-	-	-	4,058,225

Realized gain (loss)	(7,203)	(3,773,463)	(6,465)	(1,142,265)	(8,541)	(1,203,946)	(13,769)	(508,669)	(7,745)	(2,388,441)

Change in net unrealized appreciation/depreciation of investments	12,626	(9,806,373)	6,145	(13,997,412)	27,147	(9,859,104)	25,197	(19,852,678)	(22,114)	(116,182,075)

Net gain (loss) on investments	5,423	(13,579,836)	(320)	(15,139,677)	18,606	(11,063,050)	11,428	(20,361,347)	(29,859)	(118,570,516)

Net increase (decrease) in net assets resulting from operations	5,077	(13,829,974)	(96)	(15,497,482)	16,750	(11,389,880)	9,641	(20,777,784)	(32,599)	(122,042,053)

Capital transactions:
Transfer of net premiums	303,649	1,648,809	365,558	4,410,616	1,834,020	1,560,729	1,155,262	4,357,688	1,728,114	20,092,064
Transfers due to death benefits	-	(124,381)	-	(252,183)	-	(263,344)	-	(358,767)	-	(1,783,834)
Transfers due to annuity benefit payments	-	(1,912)	-	(16,627)	-	(2,310)	-	(6,376)	-	(50,041)
Transfers due to withdrawal of funds	4,926	(3,178,262)	313	(3,902,099)	8,347	(3,357,090)	(33,538)	(5,542,357)	(302)	(21,751,377)
Transfers due to loans, net of repayments	-	(1,828)	-	9,927	-	1,040	-	258	-	2,694
Transfers due to cost of insurance	(76)	(40,096)	(130)	(49,139)	(941)	(50,478)	(270)	(73,207)	(506)	(864,180)
Transfers due to contingent deferred sales charges	-	(65)	-	(401)	-	(249)	-	(79)	-	(326)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	124	-	(3,868)	-	890	-	(1,829)	-	(17,240)
Transfers between Sub-Accounts and to/from Fixed Account	(3,747)	(2,230,222)	56	(2,377,277)	7,729	(1,664,917)	(14,657)	(115,236)	57,688	(6,657,506)

Net increase (decrease) in net assets resulting from capital transactions	304,752	(3,927,833)	365,797	(2,181,051)	1,849,155	(3,775,729)	1,106,797	(1,739,905)	1,784,994	(11,029,746)

Total increase (decrease)	309,829	(17,757,807)	365,701	(17,678,533)	1,865,905	(15,165,609)	1,116,438	(22,517,689)	1,752,395	(133,071,799)

NET ASSETS, at beginning of the year	-	36,727,175	-	37,531,546	-	37,554,231	-	49,128,660	-	338,383,989

NET ASSETS, at end of the year	$309,829	$18,969,368	$365,701	$19,853,013	$1,865,905	$22,388,622	$1,116,438	$26,610,971	$1,752,395	$205,312,190

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Non-Service)

Investment income
Dividends	$-	$-	$-	$-	$-	$104,676	$-	$-	$-	$1,331,187

Expenses
Mortality and expense risk fees and administrative charges	10,041	58,864	461	1,038,420	6,016	3,242,620	2,858	2,101,902	1,058	503,997

Net investment income (loss)	(10,041)	(58,864)	(461)	(1,038,420)	(6,016)	(3,137,944)	(2,858)	(2,101,902)	(1,058)	827,190

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,795)	(134,700)	(494)	(2,264,364)	(29,461)	(1,871,772)	(8,936)	866,109	(1,563)	(2,547,788)
Realized gain distribution	-	-	-	1,740,895	-	-	-	-	-	3,210,676

Realized gain (loss)	(2,795)	(134,700)	(494)	(523,469)	(29,461)	(1,871,772)	(8,936)	866,109	(1,563)	662,888

Change in net unrealized appreciation/depreciation of investments	(31,565)	(2,822,636)	10,865	(44,005,699)	63,091	(130,329,123)	17,373	(76,574,816)	27,803	(24,262,435)

Net gain (loss) on investments	(34,360)	(2,957,336)	10,371	(44,529,168)	33,630	(132,200,895)	8,437	(75,708,707)	26,240	(23,599,547)

Net increase (decrease) in net assets resulting from operations	(44,401)	(3,016,200)	9,910	(45,567,588)	27,614	(135,338,839)	5,579	(77,810,609)	25,182	(22,772,357)

Capital transactions:
Transfer of net premiums	6,210,866	1,038,068	326,377	10,088,804	3,755,824	18,049,887	1,641,010	8,905,247	755,073	2,601,675
Transfers due to death benefits	-	(16,573)	-	(491,196)	-	(1,669,969)	-	(895,284)	-	(639,627)
Transfers due to annuity benefit payments	-	-	-	(7,222)	-	(49,558)	-	(35,133)	-	(13,876)
Transfers due to withdrawal of funds	(1,894)	(579,079)	56	(15,003,456)	(30,285)	(14,903,480)	(36,409)	(9,188,029)	(2,825)	(5,435,985)
Transfers due to loans, net of repayments	-	566	-	(753)	-	921	-	2,099	-	1,672
Transfers due to cost of insurance	(1,792)	(11,128)	(15)	(143,786)	(1,137)	(886,051)	(634)	(593,073)	(324)	(65,700)
Transfers due to contingent deferred sales charges	-	(78)	-	(2,158)	-	(466)	-	(377)	-	(790)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	(2,400)	-	(17,883)	-	(55,605)	-	(2,539)
Transfers between Sub-Accounts and to/from Fixed Account	71,805	483,502	979	(2,466,987)	(57,107)	11,220,551	(5,975)	(399,623)	(12,278)	(3,418,588)

Net increase (decrease) in net assets resulting from capital transactions	6,278,985	915,278	327,397	(8,029,154)	3,667,295	11,743,952	1,597,992	(2,259,778)	739,646	(6,973,758)

Total increase (decrease)	6,234,584	(2,100,922)	337,307	(53,596,742)	3,694,909	(123,594,887)	1,603,571	(80,070,387)	764,828	(29,746,115)

NET ASSETS, at beginning of the year	-	6,197,809	-	115,684,666	-	311,509,308	-	199,450,946	-	56,744,069

NET ASSETS, at end of the year	$6,234,584	$4,096,887	$337,307	$62,087,924	$3,694,909	$187,914,421	$1,603,571	$119,380,559	$764,828	$26,997,954

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)

Investment income
Dividends	$-	$440,021	$-	$613,932	$5,018,999	$-	$4,390,381	$-	$669,571	$-

Expenses
Mortality and expense risk fees and administrative charges	1,832	3,789,383	2,051	167,392	3,837,207	5,750	586,430	219	735,232	4,009

Net investment income (loss)	(1,832)	(3,349,362)	(2,051)	446,540	1,181,792	(5,750)	3,803,951	(219)	(65,661)	(4,009)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(18,964)	3,703,770	(9,373)	(787,236)	2,362,032	(18,658)	(6,224,971)	(9,453)	3,065,863	(18,791)
Realized gain distribution	-	-	-	-	22,052,910	-	-	-	-	-

Realized gain (loss)	(18,964)	3,703,770	(9,373)	(787,236)	24,414,942	(18,658)	(6,224,971)	(9,453)	3,065,863	(18,791)

Change in net unrealized appreciation/depreciation of investments	(62,047)	(173,551,450)	(57,246)	(4,892,684)	(187,535,460)	26,955	(50,070,251)	(20,523)	(38,914,294)	55,043

Net gain (loss) on investments	(81,011)	(169,847,680)	(66,619)	(5,679,920)	(163,120,518)	8,297	(56,295,222)	(29,976)	(35,848,431)	36,252

Net increase (decrease) in net assets resulting from operations	(82,843)	(173,197,042)	(68,670)	(5,233,380)	(161,938,726)	2,547	(52,491,271)	(30,195)	(35,914,092)	32,243

Capital transactions:
Transfer of net premiums	841,697	14,950,760	920,441	71,748	18,627,572	3,245,917	1,248,357	230,021	14,708,648	2,439,459
Transfers due to death benefits	-	(2,106,143)	-	(191,368)	(1,804,706)	-	(394,836)	-	(260,908)	-
Transfers due to annuity benefit payments	-	(57,043)	-	-	(55,955)	-	(4,814)	-	(17,604)	-
Transfers due to withdrawal of funds	(1,525)	(21,847,550)	722	(2,943,346)	(29,968,672)	(16,068)	(7,400,605)	294	(6,668,601)	(65,950)
Transfers due to loans, net of repayments	-	4,771	-	-	(1,337)	-	3,630	-	(34)	-
Transfers due to cost of insurance	(575)	(964,461)	(668)	-	(786,421)	(1,926)	(72,437)	(50)	(116,978)	(912)
Transfers due to contingent deferred sales charges	-	(1,316)	-	(997)	(1,827)	-	(545)	-	(804)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(19,603)	-	-	(57,975)	-	1,184	-	(66,561)	-
Transfers between Sub-Accounts and to/from Fixed Account	41,501	21,943,465	94,605	(728,558)	(2,299,578)	(23,405)	(2,504,900)	29,180	(2,941,373)	(51,514)

Net increase (decrease) in net assets resulting from capital transactions	881,098	11,902,880	1,015,100	(3,792,521)	(16,348,899)	3,204,518	(9,124,966)	259,445	4,635,785	2,321,083

Total increase (decrease)	798,255	(161,294,162)	946,430	(9,025,901)	(178,287,625)	3,207,065	(61,616,237)	229,250	(31,278,307)	2,353,326

NET ASSETS, at beginning of the year	-	378,562,892	-	16,123,049	404,011,298	-	77,119,212	-	76,952,443	-

NET ASSETS, at end of the year	$798,255	$217,268,730	$946,430	$7,097,148	$225,723,673	$3,207,065	$15,502,975	$229,250	$45,674,136	$2,353,326

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2008

	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO Commodity Real Return Strategy Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)

Investment income
Dividends	$893,952	$-	$-	$-	$1,784,041	$20,554,818	$-	$18,491	$56,505	$780,147

Expenses
Mortality and expense risk fees and administrative charges	618,612	204	2,290,619	291	731,706	4,846,503	19,976	14,381	22,093	151,687

Net investment income (loss)	275,340	(204)	(2,290,619)	(291)	1,052,335	15,708,315	(19,976)	4,110	34,412	628,460

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	927,655	(476)	(557,646)	(293)	-	1,885,260	(6,997)	64,505	81,183	138,657
Realized gain distribution	3,884,293	-	-	-	-	4,749,767	-	-	-	-

Realized gain (loss)	4,811,948	(476)	(557,646)	(293)	-	6,635,027	(6,997)	64,505	81,183	138,657

Change in net unrealized appreciation/depreciation of investments	(31,615,151)	764	(107,932,163)	(11,930)	-	(84,479,744)	49,379	(567,951)	(824,386)	(9,491,645)

Net gain (loss) on investments	(26,803,203)	288	(108,489,809)	(12,223)	-	(77,844,717)	42,382	(503,446)	(743,203)	(9,352,988)

Net increase (decrease) in net assets resulting from operations	(26,527,863)	84	(110,780,428)	(12,514)	1,052,335	(62,136,402)	22,406	(499,336)	(708,791)	(8,724,528)

Capital transactions:
Transfer of net premiums	1,535,624	113,169	8,699,443	231,881	4,297,559	38,120,826	11,696,136	35,363	71,229	4,224,470
Transfers due to death benefits	(442,159)	-	(1,051,488)	-	(737,171)	(3,415,865)	-	(6,802)	(32,311)	(71,126)
Transfers due to annuity benefit payments	(1,921)	-	(32,506)	-	(31,358)	(100,816)	-	-	-	(1,872)
Transfers due to withdrawal of funds	(7,774,165)	192	(9,987,100)	(299)	(20,539,070)	(34,745,901)	(98,003)	(245,484)	(393,139)	(1,610,033)
Transfers due to loans, net of repayments	1,402	-	2,049	-	4,262	6,504	-	(1,569)	-	555
Transfers due to cost of insurance	(91,643)	(82)	(619,856)	(359)	(61,148)	(1,079,521)	(4,387)	-	-	(21,985)
Transfers due to contingent deferred sales charges	(1,560)	-	(578)	-	(1,176)	(3,025)	-	(106)	(168)	(85)
Transfers due to net charge (credit) to annuitant mortality fluctuation	595	-	(11,056)	-	9,392	(60,475)	-	-	-	(1,200)
Transfers between Sub-Accounts and to/from Fixed Account	(3,078,341)	(1,515)	20,993,086	7,123	39,527,680	(40,078,965)	(138,154)	(78,836)	(12,040)	11,502,836

Net increase (decrease) in net assets resulting from capital transactions	(9,852,168)	111,764	17,991,994	238,346	22,468,970	(41,357,238)	11,455,592	(297,434)	(366,429)	14,021,560

Total increase (decrease)	(36,380,031)	111,848	(92,788,434)	225,832	23,521,305	(103,493,640)	11,477,998	(796,770)	(1,075,220)	5,297,032

NET ASSETS, at beginning of the year	73,801,756	-	221,907,642	-	54,881,754	410,279,836	-	1,445,057	2,092,312	4,599,799

NET ASSETS, at end of the year	$37,421,725	$111,848	$129,119,208	$225,832	$78,403,059	$306,786,196	$11,477,998	$648,287	$1,017,092	$9,896,831

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“Separate Account 4”) is a separate investment account established on July 9, 1998.

Massachusetts Mutual Life Insurance Company (“MassMutual”) maintains eight segments within Separate Account 4, they are: Panorama Premier Segment, Panorama Passage® Segment, MassMutual Artistry Segment, MassMutual Transitions ® Segment, MassMutual EvolutionSM Segment, MassMutual Transitions SelectSM Segment, MassMutual Equity EdgeSM and MassMutual RetireEase SelectSM.

Panorama Passage® Segment contracts may have one of three mortality and expense risk charges calculated on the daily value of the assets invested. Tier One is contracts issued prior to May 1, 2003 during the first through tenth contract year. For these contracts the mortality and expense risk charge is 1.34%, on an annual basis, of the daily net asset value. Tier Two is contracts issued on or after May 1, 2003 during the first through tenth contract year. For these contracts the mortality and expense risk charge is 1.50%, on an annual basis, of the daily net asset value. Tier Three is contracts issued prior to May 1, 2003 that are beyond the tenth contract year. For these contracts the mortality and expense risk charge is 1.09%, on an annual basis, of the daily net asset value.

MassMutual Transitions® Segment contracts are available in two versions: (1) the Transitions Custom Plan and (2) the Transitions Package Plan. The Transitions Custom Plan allows contract owners to custom build their own contract by adding additional contract features to the standard Transitions Custom Plan contract. The Transitions Package Plan consists of three distinct packages of contract features called Transitions Package Plan I, Transitions Package Plan II, and Transitions Package Plan III. The Transitions Custom Plan and the Transition Package Plans have one of four expense charges calculated as a percentage of daily average account value. These expense charges all include a mortality and expense risk charge and an administrative charge and may include a charge for an elected feature on the Transitions Custom Plan only. The Transitions Custom Plan has a mortality and expense risk charge of 0.80%, an administrative charge of 0.15%, and expense charges on various elected features: Basic Death Benefit (0.00%), Basic Death Benefit with 5% roll-up feature (0.40%), Basic Death Benefit with Annual Ratchet feature (0.25%), Nursing Home waiver (0.05%), Earnings Enhancement Benefit (0.15%-0.30%) or 15% Cumulative to 30% Free Withdrawal (0.15%). The administrative expense charge for Transitions Package Plan I, II and III is 0.15%. The mortality and expense risk charge is 0.80%, 1.15% and 1.40% for the Transitions Package Plan I, II and III, respectively.

MassMutual EvolutionSM Segment contracts may have one of the following expenses calculated on the daily value of the assets invested in each fund. The expenses include a mortality and expense risk charge of (1.60%) and an administrative charge of (0.15%) for contracts generally issued on or after September 8, 2008. For contracts generally issued prior to this date, the mortality and expense risk charge is 1.40% (reduced from 1.50% for all contracts on September 1, 2006) and an administrative charge of (0.15%). The expense charges vary depending on which feature or combinations of features have been chosen. These features are basic death benefit (0.00%), Annual Ratchet Death Benefit (0.40%), Basic Guaranteed Minimum Income Benefit (0.65%), Guaranteed Minimum Accumulation Benefit (0.50% or 0.40% for contracts issued prior to September 1, 2006.) Tiers 1 through Tier 8 are generally for contracts issued prior to September 8, 2008. Tier 1 is contracts issued with an election of the basic death benefit; Tier 2 is contracts issued prior to 9/1/2006 with the basic death benefit and the GMAB; Tier 3 is contracts issued with the basic death benefit and the Basic GMIB; Tier 4 is contracts issued with the Annual Ratchet Death Benefit; Tier 5 is contracts issued before 9/1/2006 with an election of the Annual Ratchet Death Benefit and the GMAB; Tier 6 is contracts issued with the Annual Ratchet Death Benefit and the Basic GMIB; Tier 7 is contracts issued on or after 9/1/2006 with the basic death benefit and the GMAB; Tier 8 is contracts issued on or after 9/1/2006 with an election of the Annual Ratchet Death Benefit and the GMAB; Tiers 9 through Tier 12 are generally for contracts issued on or after September 8, 2008. Tier 9 is contracts issued with the basic death benefit and GMAB; Tier 10 is contracts issued with the basic death benefit; Tier 11 is contracts issued with the Annual Ratchet Death Benefit and the GMAB; Tier 12 is contracts issued with the Annual Ratchet Death Benefit.

MassMutual Equity EdgeSM Segment contracts may have three mortality and expense risk charges (“M&E fees”) calculated on the daily value of the assets invested in the MML Equity Index sub-account. The charge is currently equal, on an annual basis, to the following percentages of the daily value of the assets: Tier One is 1.55% M&E fees based on an elected benefit period of five years, Tier Two is 1.45% M&E fees based on an elected benefit period of seven years and Tier Three is 1.20% M&E fees based on an elected benefit period of ten years. Also, the 1.20% M&E fee is applicable to the MML Money Market sub-account.

Notes To Financial Statements (Continued)

MassMutual RetireEase SelectSM Segment contracts may have one of two expense charges calculated on the daily value of the assets invested. These expense charges each include a mortality and expense risk charge of 1.10% and an administrative charge (0.15%). The two expense charges vary depending on whether the MassMutual Payment Protector feature has been chosen. If the feature is not elected, there is no additional charge. If the feature is elected there is an additional charge of 0.50%.

Separate Account 4 is registered as a unit investment trust pursuant to the Investment Company Act of 1940 (“the 1940 Act”).

The assets and liabilities of Separate Account 4 are clearly identified and distinguished from MassMutual’s other assets and liabilities. Separate Account 4 assets are not chargeable with liabilities arising out of any other business MassMutual may conduct.

2.	INVESTMENT OF SEPARATE ACCOUNT 4’S ASSETS

The following investment funds/portfolios were replaced (name change) with other mutual funds or liquidated effective April 28, 2006, see Note 9. American Century Variable Portfolios, Inc., American Funds Insurance Series, Calvert Variable Series, Inc., Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, Scudder Investment VIT Funds and T. Rowe Price Equity Series, Inc.

Separate Account 4 consists of fifty-five sub-accounts which invest in the following mutual funds of the same name unless stated otherwise:

AIM Variable Investment Funds (“AIM V.I.”), is an open-end, diversified, management company registered under the 1940 Act with three of its Funds available to Separate Account 4: AIM V.I. Financial Services Fund (Series I and Series II) AIM V.I. Global Health Care Fund (Series I and Series II) and AIM V.I. Technology Fund (Series I and Series II). Invesco Aim Advisors, Inc. is the investment adviser to the Funds. Advisory entities affiliated with Invesco Aim Advisors, Inc., serves as investment sub-adviser to the Funds.

Fidelity® Variable Insurance Products Fund (“Fidelity® VIP”) is an open-end management investment company registered under the 1940 Act with one of its Portfolios available to Separate Account 4: Fidelity® VIP Contrafund® Portfolio (Initial Class and Service Class 2). Fidelity® Management & Research Company (“FMR”) is the investment adviser to the Portfolios. FMR Co., Inc., a wholly owned subsidiary of FMR and Fidelity® Research & Analysis Company (formerly known as Fidelity® Management & Research (Far East) inc.), serve as sub-advisers to these Portfolios. The following affiliates also serve as sub-advisers assisting FMR with foreign investments for the Fidelity® VIP Contrafund® Portfolio (Initial Class), Fidelity® Research & Analysis Company, Fidelity® Management & Research (U.K.) Inc., Fidelity® International Investment Advisors, Fidelity® International Investment Advisors (U.K.) Limited, and Fidelity® Investments Japan Limited.

ING Variable Products Trust (“ING”) is an open-end, investment company registered under the 1940 Act with one of its Portfolios available to Separate Account 4: ING Clarion Global Real Estate Portfolio (Class S) (prior to May 1, 2009, this Portfolio was called ING Global Real Estate Portfolio (Class S) (prior to September 6, 2008, this Portfolio was called ING VP Real Estate Portfolio). ING Investments, LLC is the investment adviser to this Portfolio. ING Clarion Real Estate Securities L.P. has been engaged by ING Investments LLC to serve as sub-adviser to this Portfolio.

MML Series Investment Fund (“MML Trust”) is an open-end, investment company registered under the 1940 Act with twenty-seven of its separate series (“MML Trust Funds”) available to Separate Account 4: MML Aggressive Allocation Fund (Initial Class and Service Class), MML Small/Mid Cap Value Fund (Initial Class and Service Class) (prior to February 28, 2008, this Fund was called MML Small Cap Value Fund), (the MML AllianceBernstein Small/Mid Cap Value Sub-Account invests in this Fund) (prior to February 28, 2008, the Sub-Account was known as MML Goldman Sachs/AllianceBernstein Small Cap Value Sub-Account), MML Income & Growth Fund (Initial Class and Service Class) (the MML American Century Income & Growth Sub-Account invests in this Fund), MML Mid Cap Value Fund (Initial Class and Service Class) (the MML American Century Mid Cap Value Sub-Account invests in this Fund), MML American Funds® Core Allocation Fund (Service Class I), MML American Funds® Growth Fund (Service Class I), MML American Funds® International Fund (Service Class I), MML Balanced Allocation Fund (Initial Class and Service Class), MML Asset Allocation Fund (Initial Class and Service Class) (the MML Capital Guardian Asset Allocation Sub-Account invests in this Fund), MML Growth & Income Fund (Initial Class and Service Class) (the MML Capital Guardian Growth & Income Sub-Account invests in this Fund), MML Conservative Allocation Fund (Initial Class and Service Class), MML Large Cap Value Fund (Initial Class and Service Class) (the MML Davis Large Cap Value Sub-Account invests in this Fund), MML

Notes To Financial Statements (Continued)

Emerging Growth Fund (Initial Class and Service Class), MML Equity Index Fund (Class I and Service Class I), MML Growth Allocation Fund (Initial Class and Service Class), MML Concentrated Growth Fund (Class I, Service Class I and Class II) (the MML Legg Mason Concentrated Growth Sub-Account invests in this Fund), MML Global Fund (Class I, Service Class I and Class II) (the MML MFS Global Sub-Account invests in this Fund) (Prior to May 1, 2009, the Sub-Account was known as MML Neuberger Berman Global Sub-Account), MML Moderate Allocation Fund (Initial Class and Service Class), MML NASDAQ-100® Fund1 (Initial Class and Service Class), MML Large Cap Growth Fund (Initial Class and Service Class) (the MML Rainier Large Cap Growth Sub-Account invests in this Fund) (Prior to May 1, 2009, the Sub-Account was known as MML AllianceBernstein Large Cap Growth Sub-Account), MML Small Cap Index Fund (Initial Class and Service Class), MML Blue Chip Growth Fund (Initial Class and Service Class) (the MML T. Rowe Price Blue Chip Growth Sub-Account invests in this Fund) (MML Growth Equity Fund (Initial Class and Service Class) merged into this Fund, effective May 1, 2009) (the MML T. Rowe Price Growth Equity Sub-Account (Initial Class and Service Class) invested in this Fund). MML Equity Income Fund (Initial Class and Service Class) (the MML T. Rowe Price Equity Income Sub-Account invests in this Fund), MML Mid Cap Growth Fund (Initial Class and Service Class) (the MML T. Rowe Price Mid Cap Growth Sub-Account invests in this Fund), MML Small Company Value Fund (Service Class II) (the MML T. Rowe Price Small Company Value Sub-Account invests in this Fund), MML Foreign Fund (Initial Class and Service Class) (the MML Templeton Foreign Sub-Account invests in this Fund) and MML Small Cap Growth Equity Fund (Initial Class and Service Class) (the MML W&R/Wellington Small Cap Growth Equity Sub-Account invests in this Fund).

MassMutual serves as investment adviser to each of these MML Trust Funds pursuant to an investment management agreement.

MassMutual has entered into a sub-advisory agreement with AllianceBernstein L.P., to serve as the investment sub-adviser to the MML Small/Mid Cap Value Fund (Initial Class and Service Class) (prior to February 28, 2008, Goldman Sachs Asset Management, L.P. and AllianceBernstein L.P. were the Fund’s investment sub-advisers). MassMutual has entered into a sub-advisory agreement with American Century Investment Management, Inc. (“American Century”) whereby American Century manages the investments of the MML Income & Growth Fund (Initial Class and Service Class) and MML Mid Cap Value Fund (Initial Class and Service Class). MassMutual has entered into a sub-advisory agreement with Capital Guardian Trust Company (“Capital Guardian”) whereby Capital Guardian manages the investments of the MML Asset Allocation Fund (Initial Class and Service Class) and MML Growth & Income Fund (Initial Class and Service Class). MassMutual has entered into a sub-advisory agreement with Davis Selected Advisers, L.P., to serve as the investment sub-adviser to the MML Large Cap Value Fund (Initial Class and Service Class). MassMutual has entered into sub-advisory agreements with Essex Investment Management Company, LLC and Insight Capital Research & Management, Inc. pursuant to which each serves as investment sub-adviser to a portion of the MML Emerging Growth Fund (Initial Class and Service Class) (prior to September 10, 2008, Delaware Management Company and Insight Capital Research & Management, Inc. were the Funds’ investment sub-advisers). MassMutual has entered into a sub-advisory agreement with Northern Trust Investments, N.A. (“Northern Trust”) whereby Northern Trust manages the investments of the MML Equity Index Fund (Class I and Service Class I), MML NASDAQ-100® Fund (Initial Class and Service Class) and MML Small Cap Index Fund (Initial Class and Service Class). MassMutual has entered into a sub-advisory agreement with Legg Mason Capital Management, Inc., to serve as the investment sub-adviser to the MML Concentrated Growth Fund (Class I, Service Class I and Class II). MassMutual has entered into a sub-advisory agreement with Massachusetts Financial Services Company to serve as the investment sub-adviser to the MML Global Fund (Class I, Service Class I and Class II) (Prior to May 1, 2009, Neuberger Berman Management, Inc. were the Funds’ investment sub-advisors). MassMutual has entered into a sub-advisory agreement with Rainier Investment Management, Inc. to serve as the investment sub-advisor to the MML Large Cap Growth Fund (Initial Class and Service Class) (prior to May 1, 2009, AllianceBernstein L.P. was the Funds’ investment sub-advisor). MassMutual has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”) whereby T. Rowe Price manages the investments of the MML Blue Chip Growth Fund (Initial Class and Service Class) (MML Growth Equity Fund (Initial Class and Service Class) merged into this Fund, effective May 1, 2009), MML Equity Income Fund (Initial Class and Service Class), MML Mid Cap Growth Fund (Initial Class and Service Class) and MML Small Company Value Fund (Service Class II). MassMutual has entered into a sub-advisory agreement with Templeton Investment Counsel, LLC to serve as the investment sub-adviser to the MML Foreign Fund (Initial Class and Service Class). MassMutual has entered into sub-advisory agreements with Wellington Management Company, LLP and Waddell & Reed Investment Management Company pursuant to which each serves as the investment sub-adviser to the MML Small Cap Growth Equity Fund (Initial Class and Service Class).

[1]

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund/Sub-Account has not been passed on by NASDAQ as to its legality or suitability. The Fund/Sub-Account is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ makes no warranties and bears no liability with respect to The Fund/Sub-Account.

Notes To Financial Statements (Continued)

MML Series Investment Fund II (“MML II Trust”) is an open-end, investment company registered under the 1940 Act with all of its ten separate Series (“MML II Trust Funds”) available to Separate Account 4: MML Blend Fund (Initial Class and Service Class) (the MML Babson Blend Sub-Account invests in this Fund), MML Enhanced Index Core Equity Fund (Initial Class and Service Class) (the MML Babson Enhanced Index Core Equity Sub-Account invests in this Fund), MML Inflation-Protected and Income Fund (Initial Class and Service Class) (prior to May 1, 2008, this Fund was known as MML Inflation-Protected Bond Fund) (the MML Babson Inflation Protected and Income Sub-Account invests in this Fund) (prior to May 1, 2008, this Sub-Account was known as MML Inflation-Protected Bond Sub-Account) (Initial Class and Service Class). MML Managed Bond Fund (Initial Class and Service Class) (the MML Babson Managed Bond Sub-Account invests in this Fund), MML China Fund (Class II and Service Class I) (the Class II Portfolio did not have any investment or unit activity in 2009) (the MML Baring China Sub-Account invests in this Fund), MML Strategic Emerging Markets Fund (Class II and Service Class I) (the Class II Portfolio did not have any investment or unit activity in 2009) (the MML Baring Strategic Emerging Markets Sub-Account invests in this Fund). MML Money Market Fund (Initial Class), MML Small Cap Equity Fund (Initial Class and Service Class) (the MML Oppenheimer Small Cap Equity Sub-Account invests in this Fund), (MML Small Company Opportunities Fund (Initial Class and Service Class) merged into this Fund, effective May 1, 2009) (the Oppenheimer Small Company Opportunities Sub-Account (Initial Class and Service Class) invested in this Fund) and MML Equity Fund (Initial Class and Service Class) (the MML Oppenheimer/Bernstein Equity Sub-Account invests in this Fund).

MassMutual serves as investment adviser to each of these MML II Trust Funds pursuant to an investment management agreement. MassMutual has entered into sub-advisory agreements with Babson Capital Management LLC (“Babson Capital”), a wholly owned subsidiary of MassMutual, pursuant to which Babson Capital serves as the investment sub-adviser to the MML Blend Fund (Initial Class and Service Class), MML Enhanced Index Core Equity Fund (Initial Class and Service Class), MML Inflation-Protected and Income Fund (Initial Class and Service Class), MML Managed Bond Fund (Initial Class and Service Class) and MML Money Market Fund (Initial Class). MassMutual has entered into a sub-advisory agreement with Baring International Investment Limited to serve as the investment sub-adviser to the MML China Fund (Class II and Service Class I) and MML Strategic Emerging Markets Fund (Class II and Service Class I). MassMutual has entered into a sub-advisory agreement with OppenheimerFunds, Inc., a wholly owned subsidiary of MassMutual, to serve as the investment sub-adviser to the MML Small Cap Equity Fund (Initial Class and Service Class) (MML Small Company Opportunities Fund (Initial Class and Service Class) merged into this Fund, effective May 1, 2009). MassMutual has entered into sub-advisory agreements with OppenheimerFunds, Inc., and AllianceBernstein L.P. pursuant to which each serves as the investment sub-adviser to the MML Equity Fund (Initial Class and Service Class).

Oppenheimer Variable Account Funds (“Oppenheimer Funds”) is an open-end, management investment company registered under the 1940 Act with nine of its Funds available to Separate Account 4: Oppenheimer Balanced Fund/VA (Service and Non-Service Shares), Oppenheimer Capital Appreciation Fund/VA (Service and Non-Service Shares), Oppenheimer Core Bond Fund/VA (Non-Service Shares), Oppenheimer Global Securities Fund/VA (Service and Non-Service Shares), Oppenheimer High Income Fund/VA (Service and Non-Service Shares), Oppenheimer Main Street Fund®/VA (Service and Non-Service Shares), Oppenheimer MidCap Fund/VA (Service and Non-Service Shares), Oppenheimer Money Fund/VA (Non-Service Shares), and Oppenheimer Strategic Bond Fund/VA (Service and Non-Service Shares). OppenheimerFunds, Inc., a wholly owned subsidiary of MassMutual, serves as investment adviser to these Oppenheimer Funds.

Panorama Series Fund, Inc. (“Panorama Fund”) is an open-end, management investment company registered under the 1940 Act with three of its Fund/Portfolios available to Separate Account 4: Oppenheimer International Growth Fund/VA (Service and Non-Service Shares), Panorama Growth Portfolio (Non-Service) and Panorama Total Return Portfolio (Non-Service). OppenheimerFunds, Inc., a wholly owned subsidiary of MassMutual, serves as the investment adviser to the Fund/Portfolios.

PIMCO Variable Insurance Trust (“PIMCO”) is an open-end, investment company registered under the 1940 Act with one of its Portfolios available to Separate Account 4: PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class). Pacific Investment Management Company LLC is the investment adviser to this Portfolio.

In addition to the fifty-five sub-accounts, some contract owners may also allocate funds to the Fixed Account which is part of MassMutual’s general investment account. The general investment account is not registered as an investment company under the 1940 Act.

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (FASB) issued FASB Accounting Standards Codification (ASC) effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC is an aggregation of previously issued authoritative U.S. generally accepted accounting principles (herein referred to as “generally accepted accounting principles”) in one comprehensive set of guidance organized by subject area. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent revisions to generally accepted accounting principles will be incorporated into the ASC through Accounting Standards Updates (ASU).

The following is a summary of significant accounting policies followed by Separate Account 4 in preparation of the financial statements in conformity with generally accepted accounting principles.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying Funds/Portfolios which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Separate Account 4 is part of MassMutual’s total operations and is not taxed separately. Separate Account 4 is not taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on Separate Account 4’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Separate Account 4.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, Separate Account 4 transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of Separate Account 4 by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

Separate Account 4 maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust Separate Account 4. Net transfers from MassMutual to Separate Account 4 totaled $30,650 for the year ended December 31, 2009. Net transfers from Separate Account 4 to MassMutual totaled $544,029 for the year ended December 31, 2008. The reserve is subject to a maximum of 3% of Separate Account 4’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

Notes To Financial Statements (Continued)

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGD8 table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

4.	FAIR VALUE OF FINANCIAL STATEMENTS

The Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Separate Account 4 generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in Separate Account 4. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the fund’s investments.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of Separate Account 4 are measured at fair value on a recurring basis. All the net assets are categorized as Level 1 as of December 31, 2009.

Separate Account 4 does not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under U.S. generally accepted accounting principles.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts are sold by both registered representatives of MML Investors Services, Inc. (“MMLISI”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (“MML Distributors”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the Separate Account 4, MMLISI serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLISI and MML Distributors are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. Commissions for sales of contracts by MMLISI registered representatives are paid on behalf of MMLISI to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLISI and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and Separate Account 4.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)	(Service Class)	(Initial Class)

Cost of purchases	$1,848,146	$549,462	$996,525	$392,349	$2,031,980	$244,671	$16,218,561	$10,416,615	$2,518,296	$1,849,790	$8,231,351	$18,226,857
Proceeds from sales	(1,159,030)	(159,449)	(2,265,446)	(60,334)	(1,047,693)	(20,733)	(34,750,990)	(973,337)	(1,223,089)	(2,210,161)	(651,255)	(28,606,873)

	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$1,919,274	$1,682,950	$1,579,476	$11,871,605	$3,052,572	$132,949,430	$12,683,168	$11,327,470	$5,094,618	$3,442,312	$435,236	$158,084
Proceeds from sales	(636,186)	(5,600,039)	(151,258)	(26,446,040)	(336,845)	(12,624,985)	(1,585,201)	(1,570,493)	(6,190,345)	(263,399)	(1,644,483)	(22,275)

	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$52,365,421	$13,867,385	$49,237,774	$19,934,460	$20,263,020	$92,384,741	$1,458,462	$2,381,638	$7,584,160	$3,459,039	$4,478,167	$8,265,264
Proceeds from sales	(72,430,400)	(877,916)	(56,721,896)	(1,237,549)	(11,993,512)	(5,991,437)	(153,019)	(363,737)	(13,855,998)	(246,473)	(14,546,665)	(291,212)

	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Cost of purchases	$30,255,924	$98,557,473	$17,250,237	$4,630,680	$910,347	$305,218	$20,582,998	$631,984	$37,184,196	$276,910,246	$1,771,905	$598,194
Proceeds from sales	(17,299,631)	(11,701,911)	(18,648,329)	(874,465)	(1,024,445)	(50,154)	(4,173,713)	(91,482)	(28,505,111)	(15,443,498)	(2,040,796)	(104,439)

	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account
	(Class II)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$266,886	$500,698	$324,884	$127,127	$31,639,443	$205,909,798	$28,786,518	$801,864	$437,107	$18,152,853	$1,399,372	$609,184
Proceeds from sales	(995,650)	(1,005,609)	(75,120)	(570,591)	(25,154,743)	(22,872,793)	(28,826,012)	(425,618)	(102,072)	(4,006,957)	(221,735)	(17,764,865)

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Cost of purchases	$339,620	$2,811,552	$3,657,907	$1,020,692	$351,802	$2,453,708	$1,339,354	$8,171,585	$2,998,391	$22,565,521	$8,294,761	$282,934
Proceeds from sales	(693,394)	(3,002,964)	(440,969)	(2,945,952)	(77,923)	(3,733,831)	(240,534)	(5,544,057)	(663,148)	(27,286,970)	(1,211,377)	(4,661,888)

	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Service Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service)	(Non-Service)	(Service)	(Non-Service)
Cost of purchases	$121,603	$5,043,896	$4,364,078	$670,540	$15,723,455	$2,142,021	$8,122,643	$1,603,002	$419,447	$642,319	$1,344,519	$21,000,009
Proceeds from sales	(501,420)	(10,433,811)	(678,411)	(98,481)	(32,644,796)	(351,588)	(19,391,210)	(364,550)	(928,934)	(9,255,440)	(120,911)	(35,716,192)

	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)
Cost of purchases	$97,708	$3,859,830	$17,356,887	$369,153	$5,535,974	$3,428,394	$5,026,094	$389,301	$1,973,628	$436,914	$23,502,535	$12,590,651
Proceeds from sales	(1,889,633)	(805,250)	(37,533,579)	(335,550)	(7,665,081)	(490,090)	(6,999,434)	(62,675)	(6,681,952)	(82,298)	(16,032,706)	(41,527,059)

	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Service)	(Non-Service)	(Non-Service)	(Non-Service)	(Advisor Class)
Cost of purchases	$15,708,513	$22,394,896	$198,372	$94,402	$7,948,422
Proceeds from sales	(1,138,153)	(58,061,626)	(178,239)	(348,314)	(2,950,870)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2009 were as follows:

December 31, 2009	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account

	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	20,359	126,532	19,292	33,276	25,649	16,023	522,570	990,987	166,613	94,018	1,116,265	313,013
Units withdrawn	(67,568)	(1,786)	(99,533)	(1,022)	(81,733)	(532)	(1,622,615)	(26,031)	(43,617)	(75,583)	(12,786)	(919,994)
Units transferred between Sub-Accounts and to/from the Fixed Account	185,538	(11,076)	(36,445)	1,199	174,754	6,923	(1,200,749)	(79,960)	25,428	(30,947)	5,808	(1,624,395)

Net increase (decrease)	138,329	113,670	(116,686)	33,453	118,670	22,414	(2,300,794)	884,996	148,424	(12,512)	1,109,287	(2,231,376)

December 31, 2009 (Continued)	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds® Core Allocation Sub-Account	MML American Funds® Growth Sub-Account	MML American Funds® International Sub-Account	MML Babson Blend Sub-Account	MML Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	232,555	44,709	167,063	298,948	295,771	15,069,073	1,412,590	1,153,007	54,669	226,616	16,772	16,966
Units withdrawn	(5,132)	(363,919)	(2,102)	(1,129,919)	(10,396)	(416,687)	(34,061)	(33,103)	(378,180)	(6,229)	(100,329)	(883)
Units transferred between Sub-Accounts and to/from the Fixed Account	(59,184)	(98,961)	15,967	(792,528)	(10,256)	596,575	112,186	75,753	128,479	99,031	(52,132)	(891)

Net increase (decrease)	168,239	(418,171)	180,928	(1,623,499)	275,119	15,248,961	1,490,715	1,195,657	(195,032)	319,418	(135,689)	15,192

December 31, 2009 (Continued)	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account

	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	343,589	1,058,803	270,994	1,339,624	399,146	10,289,952	37,097	83,097	123,398	310,532	121,084	995,152
Units withdrawn	(1,658,755)	(40,742)	(1,546,235)	(44,301)	(604,994)	(360,891)	(2,614)	(11,013)	(658,848)	(10,739)	(862,697)	(10,332)
Units transferred between Sub-Accounts and to/from the Fixed Account	2,256,922	297,508	2,072,787	395,251	1,230,760	780,825	80,114	119,921	(330,105)	56,477	(456,633)	71,138

Net increase (decrease)	941,756	1,315,569	797,546	1,690,574	1,024,912	10,709,886	114,597	192,005	(865,555)	356,270	(1,198,246)	1,055,958

December 31, 2009 (Continued)	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account

	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)
Units purchased	358,542	7,164,686	388,926	541,245	22,483	22,216	2,202,028	68,845	2,908,503	38,563,033	34,993	79,404
Units withdrawn	(472,357)	(551,269)	(967,521)	(17,545)	(61,201)	(625)	(218,188)	(940)	(2,112,733)	(1,159,133)	(87,432)	(3,068)
Units transferred between Sub-Accounts and to/from the Fixed Account	1,780,630	3,384,833	(366,247)	(75,053)	34,155	8,746	96,440	(2,667)	583,044	(1,994,429)	(56,652)	(8,193)

Net increase (decrease)	1,666,815	9,998,250	(944,842)	448,647	(4,563)	30,337	2,080,280	65,238	1,378,814	35,409,471	(109,091)	68,143

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2009 (Continued)	MML Legg Mason Concentrated Growth Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML MFS Global Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account	MML NASDAQ-100® Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account

	(Class II)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	16,850	10,220	37,454	9,672	2,019,490	26,832,078	545,653	15,526	35,256	40,089	69,036	16,701
Units withdrawn	(88,351)	(48,103)	(879)	(52,875)	(1,841,956)	(1,234,270)	(1,348,157)	(13,028)	(1,115)	(201,442)	(2,466)	(51,192)
Units transferred between Sub-Accounts and to/from the Fixed Account	(39,129)	(38,538)	(5,293)	(29,849)	800,275	(2,062,152)	835,394	62,065	(2,334)	1,845,522	78,532	(1,990,779)

Net increase (decrease)	(110,630)	(76,421)	31,282	(73,052)	977,809	23,535,656	32,890	64,563	31,807	1,684,169	145,102	(2,025,270)

December 31, 2009 (Continued)	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Rainier Large Cap Growth Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)
Units purchased	45,335	85,024	352,069	30,788	34,988	48,012	136,940	70,469	284,387	423,180	950,068	8,622
Units withdrawn	(442)	(186,422)	(9,126)	(206,028)	(696)	(173,008)	(4,572)	(307,985)	(8,752)	(1,430,889)	(37,380)	(34,357)
Units transferred between Sub-Accounts and to/from the Fixed Account	(91,706)	(14,162)	10,751	(69,820)	(1,830)	(38,536)	(11,543)	525,575	(4,445)	(16,019)	(72,988)	(665,165)

Net increase (decrease)	(46,813)	(115,560)	353,694	(245,060)	32,462	(163,532)	120,825	288,059	271,190	(1,023,728)	839,700	(690,900)

December 31, 2009 (Continued)	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Small Company Value Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Service Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	16,517	134,606	560,446	35,235	349,604	196,217	232,342	141,749	49,937	16,320	151,762	450,949
Units withdrawn	(226)	(439,776)	(14,658)	(238)	(1,026,419)	(6,585)	(632,456)	(2,529)	(2,014)	(232,508)	(4,500)	(1,740,066)
Units transferred between Sub-Accounts and to/from the Fixed Account	(69,313)	(108,540)	(87,303)	13,820	(435,295)	(10,118)	(855,701)	(13,922)	(117,733)	(845,958)	(6,340)	(2,802,981)

Net increase (decrease)	(53,022)	(413,710)	458,485	48,817	(1,112,110)	179,514	(1,255,815)	125,298	(69,810)	(1,062,146)	140,922	(4,092,098)

December 31, 2009 (Continued)	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account

	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)
Units purchased	2,497	334,440	398,156	88,604	45,531	276,865	104,559	39,688	54,432	47,302	359,858	139,696
Units withdrawn	(99,737)	(12,600)	(1,427,766)	(1,862)	(600,898)	(9,476)	(254,918)	(573)	(469,651)	(1,592)	(1,023,442)	(1,596,224)
Units transferred between Sub-Accounts and to/from the Fixed Account	(80,710)	(49,876)	(1,598,126)	(59,476)	(6,400)	(21,776)	(105,722)	(1,412)	(182,718)	(2,423)	(632,609)	(1,024,318)

Net increase (decrease)	(177,950)	271,964	(2,627,736)	27,266	(561,767)	245,613	(256,081)	37,703	(597,937)	43,287	(1,296,193)	(2,480,846)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2009 (Continued)	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

	(Service)	(Non-Service)	(Non-Service)	(Non-Service)	(Advisor Class)
Units purchased	1,324,594	462,033	21,446	5,095	314,036
Units withdrawn	(36,186)	(2,029,886)	(9,260)	(23,725)	(153,104)
Units transferred between Sub-Accounts and to/from the Fixed Account	178,157	323,302	(12,614)	(10,137)	145,580

Net increase (decrease)	1,466,565	(1,244,551)	(428)	(28,767)	306,512

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2008	AIM V.I. Financial Services Sub-Account	AIM V.I. Financial Services Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Global Health Care Sub-Account	AIM V.I. Technology Sub-Account	AIM V.I. Technology Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Global Real Estate Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account
	(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)	(Initial Class)	(Service Class 2)	(Class S)	(Initial Class)	(Service Class)

Units purchased	54,667	52,835	52,598	32,144	63,172	9,102	2,395,495	746,291	325,355	2,781,800	573,341
Units withdrawn	(66,295)	(34)	(164,388)	(39)	(173,094)	(10)	(2,437,603)	(11,254)	(58,099)	(56,668)	(1,201)
Units transferred between Sub-Accounts and to/from the Fixed Account	207,541	4,545	(75,656)	213	(58,308)	335	996,759	10,535	(48,449)	594,306	34

Net increase (decrease)	195,913	57,346	(187,446)	32,318	(168,230)	9,427	954,651	745,572	218,807	3,319,438	572,174

December 31, 2008 (Continued)	MML AllianceBernstein Large Cap Growth Sub-Account	MML AllianceBernstein Large Cap Growth Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML AllianceBernstein Small/Mid Cap Value Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Income & Growth Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Century Mid Cap Value Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account	MML American Funds International Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Service Class I)

Units purchased	146,599	22,922	915,392	206,581	168,803	68,751	1,207,956	236,133	8,287,645	789,295	815,369
Units withdrawn	(404,146)	(1)	(1,093,679)	(228)	(631,981)	(32)	(1,850,870)	(398)	(13,775)	(990)	(772)
Units transferred between Sub-Accounts and to/from the Fixed Account	(179,181)	355	(36,927)	(5,878)	(185,381)	626	(3,103,632)	(1,258)	349,873	105,932	52,979

Net increase (decrease)	(436,728)	23,276	(215,214)	200,475	(648,559)	69,345	(3,746,546)	234,477	8,623,743	894,237	867,576

December 31, 2008 (Continued)	MM Babson Blend Sub-Account	MM Babson Blend Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Inflation-Protected and Income Sub-Account	MML Babson Managed Bond Sub-Account	MML Babson Managed Bond Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Baring China Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Service Class I)

Units purchased	191,208	167,981	46,156	13,295	1,758,552	606,980	1,495,523	711,387	10,437,933	6,298,181	24,266
Units withdrawn	(817,593)	(1,242)	(176,708)	(1,310)	(2,391,009)	(10,095)	(2,372,533)	(17,371)	(364,021)	(21,407)	(10)
Units transferred between Sub-Accounts and to/from the Fixed Account	(350,264)	(2,223)	(39,598)	17	(5,025,886)	(21,630)	(3,806,233)	(2,078)	1,001,980	32,962	3,013

Net increase (decrease)	(976,649)	164,516	(170,150)	12,002	(5,658,343)	575,255	(4,683,243)	691,938	11,075,892	6,309,736	27,269

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2008 (Continued)	MML Baring Strategic Emerging Markets Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Capital Guardian Growth & Income Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Davis Large Cap Value Sub-Account	MML Davis Large Cap Value Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account
	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	66,517	658,672	192,487	516,869	168,677	4,565,401	4,714,768	1,539,782	576,874	68,367	13,703
Units withdrawn	(71)	(1,671,229)	(532)	(1,567,346)	(262)	(437,790)	(42,387)	(1,242,269)	(16,764)	(76,889)	(66)
Units transferred between Sub-Accounts and to/from the Fixed Account	16,059	(1,085,661)	2,026	(464,146)	9,395	2,083,842	10,404	582,771	31,344	(22,865)	935

Net increase (decrease)	82,505	(2,098,218)	193,981	(1,514,623)	177,810	6,211,453	4,682,785	880,284	591,454	(31,387)	14,572

December 31, 2008 (Continued)	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASQAQ-100® Sub-Account
	(Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Initial Class)
Units purchased	414,058	48,759	48,508,207	25,862,917	220,988	16,760	71,692	32,211,743	19,570,644	510,172	53,699
Units withdrawn	(339,464)	(3)	(1,033,156)	(147,954)	(201,609)	(135,267)	(192)	(842,322)	(83,049)	(734,412)	(60,568)
Units transferred between Sub-Accounts and to/from the Fixed Account	(129,725)	761	1,373,065	47,772	170,692	(41,466)	2,412	1,230,442	(161,009)	2,951,109	(40,301)

Net increase (decrease)	(55,131)	49,517	48,848,116	25,762,735	190,071	(159,973)	73,912	32,599,863	19,326,586	2,726,869	(47,170)

December 31, 2008 (Continued)	MML NASQAQ-100® Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML Neuberger Berman Global Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Cap Equity Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer Small Company Opportunities Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Oppenheimer/ Bernstein Equity Sub-Account	MML Small Cap Index Sub-Account
	(Service Class)	(Class I)	(Class II)	(Service Class I)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Units purchased	17,324	88,477	11,192	29,701	87,312	43,414	138,109	46,880	378,900	236,069	123,943
Units withdrawn	(20)	(107,587)	(161,608)	(23)	(219,921)	(64)	(260,415)	(73)	(401,714)	(353)	(283,979)
Units transferred between Sub-Accounts and to/from the Fixed Account	4,809	3,074	(48,919)	(165)	(24,188)	(508)	(169,926)	6	(224,854)	999	(124,767)

Net increase (decrease)	22,113	(16,036)	(199,335)	29,513	(156,797)	42,842	(292,232)	46,813	(247,668)	236,715	(284,803)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2008 (Continued)	MML Small Cap Index Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Blue Chip Growth Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Equity Income Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Growth Equity Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML T. Rowe Price Mid Cap Growth Sub-Account	MML Templeton Foreign Sub-Account	MML Templeton Foreign Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	128,103	366,482	219,117	1,651,428	716,957	108,031	52,837	938,406	556,282	1,242,466	167,926
Units withdrawn	(3,847)	(512,314)	(413)	(2,060,103)	(694)	(78,927)	(2)	(991,384)	(4,802)	(1,312,847)	(3,647)
Units transferred between Sub-Accounts and to/from the Fixed Account	(1,567)	2,198	8,088	(537,745)	8,555	57,891	187	(105,176)	(7,698)	761,504	(731)

Net increase (decrease)	122,689	(143,634)	226,792	(946,420)	724,818	86,995	53,022	(158,154)	543,782	691,123	163,548

December 31, 2008 (Continued)	MML W&R/Wellington Small Cap Growth Equity Sub-Account	MML W&R/Wellington Small Cap Growth Equity Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account
	(Initial Class)	(Service Class)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Service)

Units purchased	690,010	84,809	233,690	110,234	1,300,352	120,635	5,197	1,340,914	339,134	126,520	85,111
Units withdrawn	(868,151)	(118)	(530,961)	(365)	(2,302,421)	(188)	(213,849)	(2,280,857)	(1,020)	(777,247)	(65)
Units transferred between Sub-Accounts and to/from the Fixed Account	26,021	(1,289)	(289,979)	6,147	2,884,689	12,864	(58,874)	(156,570)	(2,366)	392,637	10,127

Net increase (decrease)	(152,120)	83,402	(587,250)	116,016	1,882,620	133,311	(267,526)	(1,096,513)	335,748	(258,090)	95,173

December 31, 2008 (Continued)	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer MidCap Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Strategic Bond Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)	(Service)	(Non-Service)	(Non-Service)

Units purchased	903,573	227,123	141,747	13,920	788,607	31,047	391,618	3,063,797	1,124,498	4,444	8,940
Units withdrawn	(442,217)	(6,733)	(802,966)	(12)	(1,167,832)	(93)	(1,906,555)	(2,929,641)	(9,607)	(25,196)	(33,896)
Units transferred between Sub-Accounts and to/from the Fixed Account	(214,091)	(4,626)	(294,322)	(185)	2,821,835	1,004	3,500,318	(3,622,803)	(12,499)	(6,958)	(2,168)

Net increase (decrease)	247,265	215,764	(955,541)	13,723	2,442,610	31,958	1,985,381	(3,488,647)	1,102,392	(27,710)	(27,124)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2008 (Continued)	PIMCO Commodity Real Return Strategy Sub-Account

Units purchased	419,547
Units withdrawn	(142,160)
Units transferred between Sub-Accounts and to/from the Fixed Account	878,079

Net increase (decrease)	1,155,466

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2009 follows:

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
AIM V.I. Financial Services Sub-Account (Series I)
2009	755,347	$4.31 to $5.48	$4,062,640	3.59%	0.95% to 2.60%	24.15% to 26.22%
2008	617,018	3.47 to 4.34	2,632,845	3.05	0.95 to 2.60	(60.49) to (59.83)
2007	421,105	8.79 to 10.81	4,573,550	1.59	0.95 to 2.60	(24.23) to (22.96)
2006	477,024	11.60 to 14.04	6,754,244	1.63	0.95 to 2.60	14.12 to 15.34
2005	479,067	10.23 to 12.17	5,982,298	1.39	0.95 to 2.70	3.02 to 4.91

AIM V.I. Financial Services Sub-Account (Series II)
2009	171,016	4.34 to 5.12	850,223	3.82	1.15 to 2.65	23.96 to 25.84
2008[6]	57,346	3.50 to 4.07	226,088	7.15	1.15 to 2.65	(47.74) to (47.50)

AIM V.I. Global Health Care Sub-Account (Series I)
2009	911,132	10.07 to 12.45	10,997,090	0.35	0.95 to 2.60	24.40 to 26.47
2008	1,027,818	8.10 to 9.85	9,816,130	-	0.95 to 2.60	(30.45) to (29.30)
2007	1,215,264	11.64 to 13.93	16,492,387	-	0.95 to 2.60	8.97 to 10.79
2006	1,321,506	10.68 to 12.57	16,239,212	-	0.95 to 2.60	3.14 to 4.24
2005	1,366,824	10.43 to 12.06	16,151,858	-	0.95 to 2.70	5.20 to 7.13

AIM V.I. Global Health Care Sub-Account (Series II)
2009	65,771	10.13 to 12.06	774,567	0.16	1.15 to 2.65	24.06 to 25.94
2008[6]	32,318	8.16 to 9.58	297,723	-	1.15 to 2.65	(24.59) to (24.24)

AIM V.I. Technology Sub-Account (Series I)
2009	968,413	9.15 to 10.11	7,735,094	-	0.95 to 2.60	53.36 to 55.91
2008	849,743	5.97 to 6.48	4,138,682	-	0.95 to 2.60	(45.93) to (45.03)
2007	1,017,973	11.04 to 11.79	8,862,194	-	0.95 to 2.60	4.92 to 6.68
2006	1,142,958	10.52 to 11.06	8,486,976	-	0.95 to 2.60	8.28 to 9.44
2005	1,156,994	9.78 to 10.10	7,815,147	-	0.95 to 2.70	(0.61) to 1.21

AIM V.I. Technology Sub-Account (Series II)
2009	31,841	9.20 to 12.41	366,692	-	1.15 to 2.65	53.03 to 55.35
2008[6]	9,427	6.01 to 7.99	65,850	-	1.15 to 2.65	(33.46) to (33.14)

Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2009	23,636,053	11.32 to 14.53	315,765,069	1.39	0.95 to 2.60	32.23 to 34.43
2008	25,936,847	8.56 to 10.81	258,786,612	1.01	0.95 to 2.60	(43.99) to (43.06)
2007	24,982,196	15.29 to 18.98	444,382,464	1.04	0.95 to 2.60	14.56 to 16.47
2006	20,519,118	13.35 to 16.29	319,861,109	1.35	0.95 to 2.60	9.49 to 10.66
2005	14,646,016	12.27 to 14.72	213,248,552	0.24	0.95 to 2.70	13.75 to 15.83

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2009	1,630,568	11.39 to 13.12	20,758,905	1.42	1.15 to 2.65	31.93 to 33.92
2008[6]	745,572	8.63 to 9.79	7,060,203	2.36	1.15 to 2.65	(30.55) to (30.22)

ING Clarion Global Real Estate Sub-Account (Class S)
2009	1,012,347	8.96 to 9.49	9,502,945	2.49	0.95 to 2.65	29.93 to 32.16
2008	863,923	6.90 to 7.18	6,154,981	1.81	0.95 to 2.65	(34.04) to (29.29)
2007	645,116	9.88 to 10.16	6,525,493	2.68	0.95 to 2.60	(18.50) to (17.13)
2006	449,422	12.12 to 12.26	5,501,414	1.51	0.95 to 2.60	21.73 to 22.58

MML Aggressive Allocation Sub-Account (Initial Class)
2009	3,306,926	8.77 to 9.05	29,757,632	0.26	0.95 to 2.60	30.60 to 32.78
2008[5]	3,319,438	6.71 to 6.82	22,566,626	-	0.95 to 2.60	(32.87) to (31.82)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Aggressive Allocation Sub-Account (Service Class)
2009	1,681,461	$8.73 to $8.97	$15,057,532	0.26%	1.15% to 2.65%	30.10% to 32.07%
2008[5]	572,174	6.71 to 6.79	3,883,366	-	1.15 to 2.65	(29.77) to (29.44)

MML AllianceBernstein Small/Mid Cap Value Sub-Account (Initial Class)
2009	15,215,019	9.40 to 14.52	164,244,016	1.29	0.95 to 2.60	39.06 to 41.38
2008	17,446,395	6.76 to 10.27	133,616,330	-	0.95 to 2.60	(39.93) to (38.93)
2007	17,661,609	11.26 to 16.81	224,107,240	1.09	0.95 to 2.60	(20.42) to (19.09)
2006	10,441,820	14.15 to 20.78	171,008,074	0.47	0.95 to 2.60	16.72 to 18.73
2005	6,204,530	12.12 to 17.50	90,515,290	0.72	0.95 to 2.70	5.80 to 7.74

MML AllianceBernstein Small/Mid Cap Value Sub-Account (Service Class)
2009	368,714	9.46 to 10.49	3,808,976	1.38	1.15 to 2.65	38.60 to 40.69
2008[6]	200,475	6.82 to 7.46	1,469,806	-	1.15 to 2.65	(35.17) to (34.87)

MML American Century Income & Growth Sub-Account (Initial Class)
2009	3,265,948	8.62 to 10.61	34,214,458	0.90	0.95 to 2.60	15.03 to 16.94
2008	3,684,119	7.50 to 9.08	33,135,692	-	0.95 to 2.60	(36.44) to (35.38)
2007	4,332,678	11.79 to 14.05	60,683,889	1.54	0.95 to 2.60	(3.33) to (1.71)
2006	4,611,435	12.20 to 14.29	66,137,162	1.56	0.95 to 2.60	14.77 to 16.00
2005	4,903,563	10.70 to 12.32	60,951,317	1.96	0.95 to 2.70	1.78 to 3.64

MML American Century Income & Growth Sub-Account (Service Class)
2009	250,273	8.66 to 9.90	2,404,468	0.95	1.15 to 2.65	14.51 to 16.25
2008[6]	69,345	7.56 to 8.52	576,721	-	1.15 to 2.65	(26.06) to (25.71)

MML American Century Mid Cap Value Sub-Account (Initial Class)
2009	17,598,610	10.99 to 14.01	222,278,951	2.19	0.95 to 2.60	26.97 to 29.08
2008	19,222,109	8.66 to 10.85	189,080,000	-	0.95 to 2.60	(26.45) to (25.22)
2007	22,968,655	11.77 to 14.51	304,239,202	1.19	0.95 to 2.60	(4.84) to (3.25)
2006	16,511,770	12.37 to 15.00	232,172,827	1.18	0.95 to 2.60	13.81 to 15.77
2005	11,642,386	10.87 to 12.96	146,605,421	0.74	0.95 to 2.70	2.17 to 4.04

MML American Century Mid Cap Value Sub-Account (Service Class)
2009	509,596	11.06 to 12.31	6,163,269	2.37	1.15 to 2.65	26.79 to 28.71
2008[6]	234,477	8.72 to 9.56	2,201,697	-	1.15 to 2.65	(25.00) to (24.64)

MML American Funds® Core Allocation Sub-Account (Service Class I)
2009	23,872,704	9.49 to 9.68	230,459,578	1.13	1.15 to 2.65	21.26 to 23.10
2008[6]	8,623,743	7.83 to 7.86	67,775,784	-	1.15 to 2.65	(21.73) to (21.36)

MML American Funds® Growth Sub-Account (Service Class I)
2009	2,384,952	9.02 to 9.20	21,877,439	0.43	1.15 to 2.65	35.23 to 37.27
2008[6]	894,237	6.67 to 6.70	5,985,439	-	1.15 to 2.65	(33.33) to (33.01)

MML American Funds® International Sub-Account (Service Class I)
2009	2,063,233	10.06 to 10.26	21,112,888	0.98	1.15 to 2.65	38.90 to 41.00
2008[6]	867,576	7.24 to 7.27	6,304,084	-	1.15 to 2.65	(27.61) to (27.27)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]		Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Babson Blend Sub-Account (Initial Class)
2009	3,986,125	$10.38 to $12.54	$45,828,920	2.66%		0.95% to 2.60%	17.46% to 19.41%
2008	4,181,157	8.84 to 10.50	40,282,036	3.04		0.95 to 2.60	(24.72) to (23.46)
2007	5,157,806	11.74 to 13.72	65,030,667	3.01		0.95 to 2.60	3.17 to 4.90
2006	5,685,615	11.38 to 13.08	68,228,655	2.82		0.95 to 2.60	9.55 to 10.72
2005	2,842,948	10.46 to 11.82	29,995,757	2.73		0.95 to 2.70	1.81 to 3.68

MML Babson Blend Sub-Account (Service Class)
2009	483,934	10.44 to 11.76	5,533,784	2.56		1.15 to 2.65	17.11 to 18.88
2008[6]	164,516	8.91 to 9.89	1,593,522	2.31		1.15 to 2.65	(18.11) to (17.73)

MML Babson Enhanced Index Core Equity Sub-Account (Initial Class)
2009	902,928	9.04 to 10.79	9,374,365	-		0.95 to 2.60	20.88 to 22.89
2008	1,038,617	7.48 to 8.78	8,779,691	1.85		0.95 to 2.60	(38.90) to (37.89)
2007	1,208,767	12.24 to 14.14	16,480,282	1.26		0.95 to 2.60	1.72 to 3.42
2006	1,281,629	12.03 to 13.67	16,863,309	1.44		0.95 to 2.60	13.84 to 15.06
2005	400,588	10.64 to 11.88	4,690,219	1.25	[4]	0.95 to 2.70	2.63 to 4.51

MML Babson Enhanced Index Core Equity Sub-Account (Service Class)
2009	27,194	9.08 to 10.55	274,664	-		1.15 to 2.65	20.53 to 22.36
2008[6]	12,002	7.53 to 8.62	100,012	2.70		1.15 to 2.65	(28.50) to (28.16)

MML Babson Inflation-Protected and Income Sub-Account (Initial Class)
2009	23,369,781	10.36 to 12.24	264,262,456	2.12		0.95 to 2.60	8.32 to 10.12
2008	22,428,025	9.56 to 11.12	231,483,141	5.88		0.95 to 2.60	(6.81) to (5.26)
2007	28,086,368	10.26 to 11.73	306,631,484	4.41		0.95 to 2.60	4.74 to 6.49
2006	19,242,716	9.80 to 11.02	199,161,043	3.97		0.95 to 2.60	(1.68) to 0.02
2005	11,734,912	9.96 to 11.02	123,452,124	5.55	[4]	0.95 to 2.70	(1.15) to 0.66

MML Babson Inflation-Protected and Income Sub-Account (Service Class)
2009	1,890,824	10.41 to 11.24	21,063,878	2.36		1.15 to 2.65	7.97 to 9.60
2008[6]	575,255	9.64 to 10.25	5,852,201	0.63		1.15 to 2.65	(8.88) to (8.46)

MML Babson Managed Bond Sub-Account (Initial Class)
2009	18,851,605	11.29 to 14.02	240,233,605	4.40		0.95 to 2.60	7.38 to 9.17
2008	18,054,059	10.52 to 12.84	212,038,822	4.71		0.95 to 2.60	(0.25) to 1.41
2007	22,737,302	10.54 to 12.66	264,437,684	5.33		0.95 to 2.60	4.34 to 6.09
2006	17,359,774	10.10 to 11.93	193,580,916	4.79		0.95 to 2.60	1.38 to 3.13
2005	12,686,181	9.97 to 11.57	140,857,326	5.06		0.95 to 2.70	(0.43) to 1.39

MML Babson Managed Bond Sub-Account (Service Class)
2009	2,382,512	11.35 to 12.30	28,940,096	4.50		1.15 to 2.65	7.06 to 8.68
2008[6]	691,938	10.61 to 11.32	7,765,791	2.65		1.15 to 2.65	(1.15) to (0.69)

MML Balanced Allocation Sub-Account (Initial Class)
2009	12,100,804	9.27 to 9.58	115,103,685	0.64		0.95 to 2.60	20.33 to 22.34
2008[5]	11,075,892	7.71 to 7.83	86,407,956	-		0.95 to 2.60	(22.93) to (21.72)

MML Balanced Allocation Sub-Account (Service Class)
2009	17,019,622	9.25 to 9.51	161,261,065	0.69		1.15 to 2.65	19.88 to 21.69
2008[5]	6,309,736	7.71 to 7.81	49,231,624	-		1.15 to 2.65	(20.43) to (20.06)

MML Baring China Sub-Account (Service Class I)
2009	141,866	13.06 to 13.32	1,886,002	-		1.15 to 2.65	65.66 to 68.16
2008[6]	27,269	7.88 to 7.92	215,870	0.30		1.15 to 2.65	(21.18) to (20.81)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)

MML Baring Strategic Emerging Markets Sub-Account (Service Class I)
2009	274,510	$12.01 to $12.25	$3,357,975	0.39%	1.15% to 2.65%	74.50% to 77.13%
2008[6]	82,505	6.88 to 6.91	569,999	0.10	1.15 to 2.65	(31.18) to (30.85)

MML Capital Guardian Asset Allocation Sub-Account (Initial Class)
2009	8,484,992	9.12 to 12.13	96,884,679	4.13	0.95 to 2.60	14.01 to 15.91
2008	9,350,547	8.00 to 10.47	92,442,257	0.08	0.95 to 2.60	(32.11) to (30.98)
2007	11,448,765	11.78 to 15.17	166,071,935	2.41	0.95 to 2.60	(1.47) to 0.18
2006	11,212,360	11.96 to 15.14	164,094,352	0.89	0.95 to 2.60	11.01 to 12.20
2005	9,539,271	10.84 to 13.49	125,889,659	2.39	0.95 to 2.70	6.16 to 8.11

MML Capital Guardian Asset Allocation Sub-Account (Service Class)
2009	550,251	9.16 to 10.33	5,508,310	4.68	1.15 to 2.65	13.51 to 15.23
2008[6]	193,981	8.07 to 8.97	1,680,869	-	1.15 to 2.65	(22.24) to (21.87)

MML Capital Guardian Growth & Income Sub-Account (Initial Class)
2009	9,979,467	8.02 to 11.63	109,056,915	2.02	0.95 to 2.60	24.38 to 26.45
2008	11,177,713	6.44 to 9.20	96,960,898	-	0.95 to 2.60	(41.64) to (40.67)
2007	12,692,336	11.04 to 15.51	187,371,298	1.16	0.95 to 2.60	(2.91) to (1.28)
2006	13,263,945	11.37 to 15.71	199,848,549	0.38	0.95 to 2.60	7.88 to 9.04
2005	12,934,513	10.61 to 14.40	181,018,866	1.41	0.95 to 2.70	2.94 to 4.83

MML Capital Guardian Growth & Income Sub-Account (Service Class)
2009	1,233,768	8.05 to 9.30	11,212,956	2.65	1.15 to 2.65	24.02 to 25.89
2008[6]	177,810	6.49 to 7.39	1,250,374	-	1.15 to 2.65	(29.64) to (29.31)

MML Conservative Allocation Sub-Account (Initial Class)
2009	7,878,268	9.58 to 9.89	77,495,136	0.62	0.95 to 2.60	18.04 to 20.00
2008[5]	6,211,453	8.12 to 8.24	51,048,049	-	0.95 to 2.60	(18.84) to (17.57)

MML Conservative Allocation Sub-Account (Service Class)
2009	14,681,035	9.54 to 9.81	143,523,035	0.64	1.15 to 2.65	17.75 to 19.53
2008[5]	4,682,785	8.10 to 8.21	38,374,763	-	1.15 to 2.65	(17.03) to (16.64)

MML Davis Large Cap Value Sub-Account (Initial Class)
2009	16,719,953	9.32 to 11.95	177,957,224	1.15	0.95 to 2.60	27.28 to 29.40
2008	17,664,795	7.32 to 9.23	145,787,716	-	0.95 to 2.60	(40.85) to (39.87)
2007	16,784,511	12.37 to 15.36	231,842,648	1.15	0.95 to 2.60	1.54 to 3.24
2006	11,428,548	12.19 to 14.87	154,636,221	0.85	0.95 to 2.60	11.26 to 13.18
2005	6,610,044	10.95 to 13.14	80,447,040	0.99	0.95 to 2.70	6.30 to 8.26

MML Davis Large Cap Value Sub-Account (Service Class)
2009	1,040,101	9.37 to 10.77	10,806,699	1.23	1.15 to 2.65	26.91 to 28.83
2008[6]	591,454	7.38 to 8.36	4,753,818	-	1.15 to 2.65	(31.36) to (31.03)

MML Emerging Growth Sub-Account (Initial Class)
2009	726,919	7.54 to 9.10	6,029,234	-	0.95 to 2.60	9.27 to 11.09
2008	731,482	6.90 to 8.19	5,502,423	-	0.95 to 2.60	(43.42) to (42.48)
2007	762,869	12.20 to 14.23	9,856,385	-	0.95 to 2.60	14.78 to 16.70
2006	640,317	10.63 to 12.20	7,020,513	-	0.95 to 2.60	3.22 to 4.32
2005	634,163	10.37 to 11.69	6,618,205	-	0.95 to 2.70	(1.81) to 0.00

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)

MML Emerging Growth Sub-Account (Service Class)
2009	44,909	$7.59 to $9.94	$425,532	-%	1.15% to 2.65%	8.95% to 10.60%
2008[6]	14,572	6.96 to 8.99	116,586	-	1.15 to 2.65	(31.50) to (31.18)

MML Equity Index Sub-Account (Class I)
2009	6,142,247	9.10 to 10.89	55,537,240	2.54	0.95 to 2.60	22.92 to 24.96
2008	4,061,967	7.40 to 8.72	30,123,931	-	0.95 to 2.60	(38.88) to (37.86)
2007	4,117,098	12.11 to 14.03	49,728,182	1.66	0.95 to 2.60	2.42 to 4.13
2006	3,286,267	11.82 to 13.47	38,936,902	1.90	0.95 to 2.60	13.00 to 14.21
2005	2,229,995	10.53 to 11.80	23,996,081	1.44	0.95 to 2.70	1.68 to 3.55

MML Equity Index Sub-Account (Service Class I)
2009	114,755	9.14 to 10.58	1,170,893	2.96	1.15 to 2.65	22.53 to 24.39
2008[6]	49,517	7.46 to 8.50	408,045	-	1.15 to 2.65	(28.86) to (28.52)

MML Growth Allocation Sub-Account (Initial Class)
2009	50,226,930	8.93 to 9.22	459,917,691	0.39	0.95 to 2.60	26.28 to 28.38
2008[6]	48,848,116	7.07 to 7.18	349,624,221	-	0.95 to 2.60	(29.28) to (28.18)

MML Growth Allocation Sub-Account (Service Class)
2009	61,172,206	8.91 to 9.16	559,052,233	0.42	1.15 to 2.65	25.91 to 27.81
2008[6]	25,762,735	7.08 to 7.17	184,439,428	-	1.15 to 2.65	(26.28) to (25.94)

MML Legg Mason Concentrated Growth Sub-Account (Class I)
2009	1,582,228	7.54 to 9.10	13,939,194	0.42	0.95 to 2.60	38.92 to 41.23
2008	1,691,319	5.43 to 6.44	10,549,156	-	0.95 to 2.60	(60.91) to (60.26)
2007	1,501,248	13.89 to 16.20	23,870,614	0.24	0.95 to 2.60	12.07 to 13.99
2006	1,279,871	12.39 to 14.22	18,029,603	0.04	0.95 to 2.60	3.62 to 4.73
2005	1,322,972	12.04 to 13.58	17,871,303	0.01	0.95 to 2.70	9.49 to 11.50

MML Legg Mason Concentrated Growth Sub-Account (Service Class I)
2009	142,055	7.57 to 8.76	1,202,392	0.59	1.15 to 2.65	38.39 to 40.48
2008[6]	73,912	5.47 to 6.24	443,005	-	1.15 to 2.65	(44.00) to (43.73)

MML Legg Mason Concentrated Growth Sub-Account (Class II)
2009	573,242	5.51 to 7.35	4,138,055	0.33	1.18 to 2.00	40.48 to 41.14
2008	683,872	3.90 to 5.23	3,529,269	-	1.18 to 2.00	(60.48) to (60.29)
2007	843,845	9.82 to 13.24	11,023,401	0.25	1.18 to 1.65	13.30 to 13.84
2006	1,030,147	8.63 to 11.69	11,867,829	0.07	1.18 to 1.65	4.15 to 4.64
2005	1,215,939	8.25 to 11.22	13,465,014	0.21	1.18 to 1.65	11.01 to 11.53

MML MFS Global Sub-Account (Class I)
2009	746,492	7.78 to 8.73	6,606,207	1.02	0.95 to 2.60	28.67 to 30.81
2008	822,913	6.04 to 6.67	5,586,976	-	0.95 to 2.60	(45.15) to (44.24)
2007	838,949	11.02 to 11.97	10,156,834	1.50	0.95 to 2.60	0.90 to 2.58
2006	824,055	10.92 to 11.67	9,701,844	0.56	0.95 to 2.60	9.99 to 11.16
2005	768,737	10.00 to 10.49	8,093,419	1.26	0.95 to 2.70	2.69 to 4.57

MML MFS Global Sub-Account (Service Class I)
2009	60,795	7.85 to 9.66	558,985	1.14	1.15 to 2.65	28.32 to 30.26
2008[6]	29,513	6.12 to 7.42	198,409	-	1.15 to 2.65	(31.85) to (31.53)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]		Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)

MML MFS Global Sub-Account (Class II)
2009	546,125	$5.13 to 7.07	$3,912,529	0.76%		1.18% to 2.00%	29.80% to 30.42%
2008	619,177	3.93 to 5.45	3,425,541	-		1.18 to 2.00	(44.20) to (43.94)
2007	818,512	7.01 to 9.76	8,117,793	1.42		1.18 to 1.65	2.04 to 2.53
2006	998,493	6.84 to 9.57	9,698,741	0.52		1.18 to 1.65	10.51 to 11.03
2005	1,157,150	6.16 to 8.66	10,167,991	1.35		1.18 to 1.65	4.14 to 4.63

MML Moderate Allocation Sub-Account (Initial Class)
2009	33,577,672	9.21 to 9.51	317,149,004	0.61		0.95 to 2.60	22.67 to 24.71
2008[5]	32,599,863	7.50 to 7.62	247,688,800	-		0.95 to 2.60	(24.95) to (23.78)

MML Moderate Allocation Sub-Account (Service Class)
2009	42,862,242	9.18 to 9.44	403,189,698	0.65		1.15 to 2.65	22.19 to 24.04
2008[5]	19,326,586	7.51 to 7.61	146,772,250	-		1.15 to 2.65	(22.33) to (21.96)

MML Money Market Sub-Account (Initial Class)
2009	2,759,798	9.70 to 10.01	27,514,180	0.05		0.95 to 2.65	(2.55) to (0.88)
2008	2,726,908	9.95 to 10.10	27,479,929	1.50		0.95 to 2.65	(0.32) to 0.96
2007	39	10.20	401	1.97		1.25	1.96

MML NASDAQ-100® Sub-Account (Initial Class)
2009	297,498	10.70 to 13.17	2,498,246	-		1.15 to 2.60	49.85 to 52.04
2008	232,935	7.14 to 8.66	1,363,211	-		1.15 to 2.60	(43.30) to (42.47)
2007	280,105	4.93 to 12.60	2,465,299	0.03		1.18 to 2.60	15.64 to 17.31
2006	238,474	4.20 to 10.89	1,545,165	0.06		1.18 to 2.60	5.03 to 5.53
2005	204,265	3.98 to 10.48	1,081,814	0.05		1.18 to 2.70	(1.47) to 0.11

MML NASDAQ-100® Sub-Account (Service Class)
2009	53,920	10.76 to 13.13	678,435	-		1.15 to 2.65	49.40 to 51.66
2008[6]	22,113	7.20 to 8.65	189,385	-		1.15 to 2.65	(31.77) to (31.45)

MML Oppenheimer Small Cap Equity Sub-Account (Initial Class)
2009	2,887,830	8.76 to 11.09	31,798,536	0.58		0.95 to 2.60	33.04 to 35.25
2008	1,203,661	6.58 to 8.20	10,058,000	-		0.95 to 2.60	(39.82) to (38.81)
2007	1,360,458	10.94 to 13.40	18,882,881	0.72		0.95 to 2.60	(3.75) to (2.14)
2006	1,423,790	11.37 to 13.70	20,465,774	0.40		0.95 to 2.60	8.30 to 9.45
2005	1,449,940	10.56 to 12.51	19,393,351	0.26	[4]	0.95 to 2.70	(2.93) to (1.15)

MML Oppenheimer Small Cap Equity Sub-Account (Service Class)
2009	187,944	8.79 to 10.46	1,850,605	0.36		1.15 to 2.65	32.65 to 34.66
2008[6]	42,842	6.63 to 7.77	309,829	-		1.15 to 2.65	(34.13) to (33.82)

MML Oppenheimer Small Company Opportunities Sub-Account (Initial Class)
2009	-	-	-	-		0.95 to 2.60	(9.46) to (8.96)
2008	2,025,270	7.14 to 9.97	18,969,368	0.20		0.95 to 2.60	(41.15) to 40.17)
2007	2,317,502	12.13 to 16.67	36,727,175	-		0.95 to 2.60	(9.48) to (7.97)
2006	2,215,534	13.40 to 18.11	38,833,150	-		0.95 to 2.60	13.14 to 14.36
2005	1,952,776	11.92 to 15.84	30,510,137	-	[4]	0.95 to 2.70	7.93 to 9.91

MML Oppenheimer Small Company Opportunities Sub-Account (Service Class)
2009	-	-	-	-		1.15 to 2.65	(9.52) to (9.06)
2008[6]	46,813	7.20 to 8.38	365,701	0.56		1.15 to 2.65	(34.20) to (33.89)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)

MML Oppenheimer/Bernstein Equity Sub-Account (Initial Class)
2009	2,502,424	$9.19 to $11.12	$24,564,657	2.70%	0.95% to 2.60%	27.36% to 29.48%
2008	2,617,984	7.22 to 8.59	19,853,013	-	0.95 to 2.60	(43.09) to (42.14)
2007	2,865,652	12.68 to 14.85	37,531,546	2.23	0.95 to 2.60	1.32 to 3.02
2006	2,489,633	12.51 to 14.41	30,950,857	1.47	0.95 to 2.60	15.65 to 16.89
2005	2,525,208	10.89 to 12.33	26,606,371	1.93	0.95 to 2.70	0.31 to 2.15

MML Oppenheimer/Bernstein Equity Sub-Account (Service Class)
2009	590,409	9.24 to 10.39	5,978,961	2.91	1.15 to 2.65	26.98 to 28.90
2008[6]	236,715	7.28 to 8.06	1,865,905	-	1.15 to 2.65	(32.00) to (31.68)

MML Rainier Large Cap Growth Sub-Account (Initial Class)
2009	2,386,057	8.24 to 9.70	22,004,803	0.48	0.95 to 2.60	28.37 to 30.51
2008	2,631,117	6.42 to 7.43	18,558,449	-	0.95 to 2.60	(42.35) to (41.39)
2007	3,067,845	11.14 to 12.68	36,744,265	0.15	0.95 to 2.60	10.64 to 12.49
2006	3,350,262	10.06 to 11.28	35,461,179	0.19	0.95 to 2.60	2.78 to 3.88
2005	3,489,393	9.86 to 10.85	35,275,200	0.38	0.95 to 2.70	2.79 to 4.68

MML Rainier Large Cap Growth Sub-Account (Service Class)
2009	55,738	8.28 to 10.40	547,247	0.54	1.15 to 2.65	27.99 to 29.93
2008[6]	23,276	6.47 to 8.00	167,683	-	1.15 to 2.65	(28.29) to (27.95)

MML Small Cap Index Sub-Account (Initial Class)
2009	2,029,382	9.65 to 12.90	25,512,926	1.24	0.95 to 2.60	21.60 to 23.62
2008	2,192,914	7.94 to 10.44	22,388,622	-	0.95 to 2.60	(33.13) to (32.01)
2007	2,477,717	11.87 to 15.35	37,554,231	0.83	0.95 to 2.60	(3.13) to (1.51)
2006	2,579,448	12.26 to 15.59	39,925,340	0.51	0.95 to 2.60	12.92 to 14.12
2005	1,820,949	10.93 to 13.66	24,881,906	0.63	0.95 to 2.70	1.42 to 3.28

MML Small Cap Index Sub-Account (Service Class)
2009	243,514	9.70 to 11.83	2,742,258	1.34	1.15 to 2.65	21.25 to 23.08
2008[6]	122,689	8.00 to 9.61	1,116,438	-	1.15 to 2.65	(30.53) to (30.20)

MML T. Rowe Price Blue Chip Growth Sub-Account (Initial Class)
2009	3,565,999	9.57 to 11.61	40,911,726	0.17	0.95 to 2.60	38.73 to 41.04
2008	3,277,940	6.90 to 8.23	26,610,971	-	0.95 to 2.60	(43.94) to (43.01)
2007	3,421,574	12.30 to 14.45	49,128,660	0.43	0.95 to 2.60	9.76 to 11.59
2006	3,410,709	11.21 to 12.95	44,037,484	0.13	0.95 to 2.60	7.28 to 8.43
2005	3,144,919	10.52 to 11.94	37,598,724	0.12	0.95 to 2.70	3.05 to 4.94

MML T. Rowe Price Blue Chip Growth Sub-Account (Service Class)
2009	497,982	9.62 to 11.41	5,418,321	0.17	1.15 to 2.65	38.22 to 40.31
2008[6]	226,792	6.96 to 8.13	1,752,395	-	1.15 to 2.65	(33.13) to (32.82)

MML T. Rowe Price Equity Income Sub-Account (Initial Class)
2009	22,211,666	9.61 to 11.62	242,535,903	2.46	0.95 to 2.60	21.98 to 24.01
2008	23,235,394	7.88 to 9.37	205,312,190	-	0.95 to 2.60	(37.46) to (36.41)
2007	24,181,814	12.60 to 14.73	338,383,989	1.78	0.95 to 2.60	0.46 to 2.15
2006	17,986,182	12.54 to 14.42	249,536,405	0.75	0.95 to 2.60	15.89 to 17.89
2005	12,329,720	10.82 to 12.23	147,375,797	1.71	0.95 to 2.70	1.09 to 2.94

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML T. Rowe Price Equity Income Sub-Account (Service Class)
2009	1,564,518	$9.66 to $10.88	$16,626,871	2.66%	1.15% to 2.65%	21.47% to 23.31%
2008[6]	724,818	7.95 to 8.83	6,234,584	-	1.15 to 2.65	(28.80) to (28.47)

MML T. Rowe Price Growth Equity Sub-Account (Initial Class)
2009	-	-	-	0.10	0.95 to 2.60	8.65 to 9.24
2008	690,900	5.59 to 6.21	4,096,887	-	0.95 to 2.60	(44.19) to (43.26)
2007	603,905	10.01 to 10.95	6,197,809	0.50	0.95 to 2.60	1.70 to 3.40
2006	673,970	9.84 to 10.59	6,662,047	0.48	0.95 to 2.60	(0.12) to 0.95
2005	681,087	9.92 to 10.49	6,569,761	0.42	0.95 to 2.70	1.04 to 2.90

MML T. Rowe Price Growth Equity Sub-Account (Service Class)
2009	-	-	-	0.06	1.15 to 2.65	8.54 to 9.08
2008[6]	53,022	5.64 to 6.67	337,307	-	1.15 to 2.65	(33.64) to (33.32)

MML T. Rowe Price Mid Cap Growth Sub-Account (Initial Class)
2009	5,875,393	9.31 to 15.28	82,258,628	-	0.95 to 2.60	41.63 to 43.98
2008	6,289,103	6.57 to 10.61	62,087,924	-	0.95 to 2.60	(41.74) to (40.77)
2007	6,447,257	11.28 to 17.92	115,684,666	0.09	0.95 to 2.60	13.87 to 15.78
2006	5,939,636	9.90 to 15.48	98,326,511	-	0.95 to 2.60	5.01 to 5.75
2005	5,950,501	14.64 to 17.27	96,665,970	-	0.95 to 1.65	12.86 to 13.65

MML T. Rowe Price Mid Cap Growth Sub-Account (Service Class)
2009	1,002,267	9.31 to 9.78	9,740,620	-	1.15 to 2.65	41.11 to 43.24
2008[6]	543,782	6.60 to 6.83	3,694,909	-	1.15 to 2.65	(32.90) to (32.58)

MML T. Rowe Price Small Company Value Sub-Account (Service Class II)
2009[7]	48,817	12.77 to 12.90	629,233	0.26	1.15 to 2.65	27.74 to 29.03

MML Templeton Foreign Sub-Account (Initial Class)
2009	17,803,253	11.24 to 13.32	225,730,182	2.43	0.95 to 2.60	25.96 to 28.05
2008	18,915,363	8.93 to 10.40	187,914,421	0.04	0.95 to 2.60	(42.59) to (41.63)
2007	18,224,240	15.55 to 17.82	311,509,308	2.67	0.95 to 2.60	10.55 to 12.40
2006	13,470,982	14.06 to 15.86	206,306,455	0.79	0.95 to 2.60	20.28 to 22.35
2005	8,179,250	11.69 to 12.96	103,074,901	1.08	0.95 to 2.70	7.16 to 9.13

MML Templeton Foreign Sub-Account (Service Class)
2009	343,062	11.30 to 12.90	4,311,782	2.65	1.15 to 2.65	25.64 to 27.54
2008[6]	163,548	8.99 to 10.12	1,603,571	-	1.15 to 2.65	(26.35) to (26.00)

MML W&R/Wellington Small Cap Growth Equity Sub-Account (Initial Class)
2009	11,574,478	10.53 to 14.19	147,267,828	-	0.95 to 2.60	34.86 to 37.10
2008	12,830,293	7.81 to 10.35	119,380,559	-	0.95 to 2.60	(40.12) to (39.12)
2007	12,982,413	13.04 to 17.01	199,450,946	0.14	0.95 to 2.60	6.80 to 8.58
2006	8,994,511	12.21 to 15.66	129,086,861	-	0.95 to 2.60	6.23 to 8.06
2005	4,749,265	11.50 to 14.49	64,574,396	-	0.95 to 2.70	8.53 to 10.52

MML W&R/Wellington Small Cap Growth Equity Sub-Account (Service Class)
2009	208,700	10.59 to 13.09	2,615,827	-	1.15 to 2.65	34.46 to 36.49
2008[6]	83,402	7.87 to 9.59	764,828	-	1.15 to 2.65	(30.44) to (30.11)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer Balanced Sub-Account (Service)
2009	46,206	$7.57 to $8.60	$391,167	-%	1.15% to 2.65%	18.42% to 20.21%
2008[6]	116,016	6.39 to 7.16	798,255	-	1.15 to 2.65	(37.47) to (37.17)

Oppenheimer Balanced Sub-Account (Non-Service)
2009	2,483,060	7.52 to 9.65	22,840,223	-	0.95 to 2.60	18.77 to 20.74
2008	3,545,206	6.34 to 7.99	26,997,954	2.95	0.95 to 2.60	(44.93) to (44.01)
2007	4,132,456	11.50 to 14.27	56,744,069	2.48	0.95 to 2.60	1.11 to 2.80
2006	4,014,788	11.38 to 13.88	54,023,656	2.11	0.95 to 2.60	8.93 to 10.10
2005	4,148,701	10.51 to 12.61	51,002,965	1.68	0.95 to 2.70	1.05 to 2.91

Oppenheimer Capital Appreciation Sub-Account (Service)
2009	274,233	9.08 to 10.65	2,776,066	-	1.15 to 2.65	40.38 to 42.50
2008[6]	133,311	6.47 to 7.47	946,430	-	1.15 to 2.65	(35.89) to (35.58)

Oppenheimer Capital Appreciation Sub-Account (Non-Service)
2009	25,756,897	9.04 to 10.72	267,645,429	0.33	0.95 to 2.60	40.81 to 43.15
2008	29,848,995	6.42 to 7.49	217,268,730	0.14	0.95 to 2.60	(46.92) to (46.03)
2007	27,966,375	12.09 to 13.88	378,562,892	0.20	0.95 to 2.60	11.20 to 13.06
2006	22,645,729	10.87 to 12.28	272,716,232	0.32	0.95 to 2.60	5.11 to 6.93
2005	15,776,215	10.34 to 11.48	178,372,356	0.78	0.95 to 2.70	2.23 to 4.11

Oppenheimer Core Bond Sub-Account (Non-Service)
2009	554,225	10.48	5,806,801	-	1.55	8.09
2008	732,175	9.69	7,097,148	4.84	1.55	(39.90)
2007	999,701	16.13	16,123,049	5.38	1.40	2.93
2006	1,198,808	15.67	18,783,423	5.42	1.40	3.82
2005	1,378,374	15.09	20,802,450	5.27	1.40	1.16

Oppenheimer Global Securities Sub-Account (Service)
2009	607,712	11.56 to 13.88	8,016,262	1.51	1.15 to 2.65	35.71 to 37.76
2008[6]	335,748	8.52 to 10.07	3,207,065	-	1.15 to 2.65	(29.04) to (28.71)

Oppenheimer Global Securities Sub-Account (Non-Service)
2009	19,645,438	11.50 to 14.88	274,767,599	2.27	0.95 to 2.60	36.18 to 38.45
2008	22,273,174	8.45 to 10.75	225,723,673	1.56	0.95 to 2.60	(41.73) to (40.75)
2007	23,369,687	14.49 to 18.14	404,011,298	1.24	0.95 to 2.60	3.58 to 5.31
2006	20,000,806	13.99 to 17.23	334,314,359	0.92	0.95 to 2.60	14.60 to 16.58
2005	15,779,188	12.21 to 14.78	231,427,993	0.91	0.95 to 2.70	11.19 to 13.23

Oppenheimer High Income Sub-Account (Service)
2009	122,439	2.81 to 3.01	367,319	-	1.15 to 2.65	22.66 to 24.51
2008[6]	95,173	2.29 to 2.41	229,250	-	1.15 to 2.65	(76.15) to (76.04)

Oppenheimer High Income Sub-Account (Non-Service)
2009	5,023,300	2.76 to 3.63	17,323,152	-	0.95 to 2.60	22.10 to 24.13
2008	5,585,067	2.26 to 2.92	15,502,975	7.89	0.95 to 2.60	(79.22) to (78.87)
2007	5,843,157	10.86 to 13.85	77,119,212	6.96	0.95 to 2.60	(2.68) to (1.05)
2006	5,672,524	11.16 to 13.99	76,410,783	7.33	0.95 to 2.60	6.55 to 8.39
2005	5,540,219	10.47 to 12.91	69,576,638	6.27	0.95 to 2.70	(0.48) to 1.35

Oppenheimer International Growth Sub-Account (Service)
2009	461,377	12.91 to 15.53	6,902,199	0.87	1.15 to 2.65	35.42 to 37.47
2008[6]	215,764	9.54 to 11.30	2,353,326	-	1.15 to 2.65	(29.96) to (29.63)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer International Growth Sub-Account (Non-Service)
2009	3,850,791	$12.84 to $15.54	$58,860,135	1.50%	0.95% to 2.60%	35.67% to 37.93%
2008	4,106,872	9.47 to 11.27	45,674,136	1.04	0.95 to 2.60	(44.11) to (43.18)
2007	3,859,607	16.94 to 19.83	76,952,443	0.78	0.95 to 2.60	9.71 to 11.54
2006	2,690,165	15.44 to 17.78	48,950,097	0.58	0.95 to 2.60	27.35 to 29.55
2005	2,043,148	12.12 to 13.72	29,018,078	0.84	0.95 to 2.70	10.95 to 12.99

Oppenheimer Main Street Sub-Account (Service)
2009	51,426	9.05 to 10.53	525,931	1.02	1.15 to 2.65	24.65 to 26.53
2008[6]	13,723	7.26 to 8.32	111,848	-	1.15 to 2.65	(28.75) to (28.41)

Oppenheimer Main Street Sub-Account (Non-Service)
2009	4,128,252	9.00 to 10.69	41,458,182	1.96	0.95 to 2.60	24.99 to 27.07
2008	4,726,189	7.20 to 8.41	37,421,725	1.58	0.95 to 2.60	(40.05) to (39.05)
2007	5,681,730	12.02 to 13.80	73,801,756	1.00	0.95 to 2.60	1.73 to 3.43
2006	6,178,552	11.81 to 13.34	77,238,491	1.13	0.95 to 2.60	12.01 to 13.94
2005	6,467,677	10.55 to 11.71	70,773,358	1.33	0.95 to 2.70	3.08 to 4.98

Oppenheimer MidCap Sub-Account (Service)
2009	75,245	8.08 to 9.39	691,584	-	1.15 to 2.65	28.80 to 30.75
2008[6]	31,958	6.28 to 7.18	225,832	-	1.15 to 2.65	(40.07) to (39.79)

Oppenheimer MidCap Sub-Account (Non-Service)
2009	17,482,572	8.04 to 9.33	157,181,281	-	0.95 to 2.60	29.20 to 31.35
2008	18,778,765	6.22 to 7.10	129,119,208	-	0.95 to 2.60	(50.38) to (49.55)
2007	16,336,155	12.54 to 14.07	221,907,642	-	0.95 to 2.60	3.59 to 5.32
2006	11,468,779	12.11 to 13.36	146,555,041	-	0.95 to 2.60	0.25 to 1.98
2005	7,099,027	12.08 to 13.10	86,742,187	-	0.95 to 2.70	9.26 to 11.27

Oppenheimer Money Sub-Account (Non-Service)
2009	4,404,420	10.06 to 11.13	49,662,670	0.37	0.95 to 2.60	(2.25) to (0.63)
2008	6,885,266	10.30 to 11.21	78,403,059	2.71	0.95 to 2.60	0.14 to 1.81
2007	4,899,885	10.28 to 11.01	54,881,754	4.83	0.95 to 2.60	2.28 to 3.99
2006	3,999,222	10.05 to 10.58	43,495,039	4.62	0.95 to 2.60	1.97 to 3.73
2005	3,492,446	9.86 to 10.20	37,130,008	2.85	0.95 to 2.70	0.05 to 1.89

Oppenheimer Strategic Bond Sub-Account (Service)
2009	2,568,957	11.40 to 12.27	31,246,749	0.18	1.15 to 2.65	15.31 to 17.05
2008[6]	1,102,392	9.89 to 10.48	11,477,998	-	1.15 to 2.65	(15.15) to (14.75)

Oppenheimer Strategic Bond Sub-Account (Non-Service)
2009	26,182,773	11.36 to 15.34	341,246,971	0.52	0.95 to 2.60	15.78 to 17.71
2008	27,427,324	9.82 to 13.03	306,786,196	5.16	0.95 to 2.60	(16.41) to (15.02)
2007	30,915,971	11.74 to 15.33	410,279,836	3.17	0.95 to 2.60	6.86 to 8.65
2006	22,638,402	10.99 to 14.11	283,281,239	3.75	0.95 to 2.60	4.67 to 6.47
2005	15,494,240	10.50 to 13.25	190,262,952	3.76	0.95 to 2.70	(0.14) to 1.70

Panorama Growth Sub-Account (Non-Service)
2009	79,214	7.92 to 7.93	811,030	1.95	1.18 to 2.00	27.07 to 27.67
2008	79,642	6.21 to 6.23	648,287	1.75	1.18 to 2.00	(39.43) to (39.14)
2007	107,352	10.20 to 10.29	1,445,057	1.30	1.18 to 1.65	3.13 to 3.62
2006	137,708	9.85 to 9.97	1,835,462	1.35	1.18 to 1.65	12.80 to 13.33
2005	178,977	8.69 to 8.84	2,139,469	1.66	1.18 to 1.65	4.68 to 5.17

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Panorama Total Return Sub-Account (Non-Service)
2009	88,187	$7.99 to $8.33	$892,075	-%	1.18% to 2.00%	17.82% to 18.38%
2008	116,954	6.75 to 7.07	1,017,092	3.52	1.18 to 2.00	(39.66) to (39.37)
2007	144,078	11.14 to 11.72	2,092,312	3.24	1.18 to 1.65	4.08 to 4.58
2006	186,352	10.65 to 11.26	2,621,686	2.67	1.18 to 1.65	9.88 to 10.39
2005	205,061	9.65 to 10.25	2,607,540	2.78	1.18 to 1.65	3.07 to 3.55

PIMCO CommodityRealReturn® Strategy Sub-Account (Advisor Class)
2009	1,863,374	8.47 to 8.98	16,577,155	6.00	0.95 to 2.65	37.91 to 40.28
2008	1,556,862	6.14 to 6.40	9,896,831	5.72	0.95 to 2.65	(45.11) to (44.39)
2007	401,396	11.19 to 11.51	4,599,799	4.65	0.95 to 2.60	19.96 to 21.97
2006	197,603	9.33 to 9.43	1,860,485	5.25	0.95 to 2.60	(6.33) to (5.68)

[1]

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]

The expense ratios represent the annualized contract expenses of Separate Account 4, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]

The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4]

In 2006, Separate Account 4 restated its previously reported investment income ratio for 2005. This restatement had no impact on the Sub-Accounts’ previously reported net assets, net asset value per share or total return.

[5]	For the period January 19, 2008 (commencement of operations) through December 31, 2008.

[6]	For the period September 8, 2008 (commencement of operations) through December 31, 2008.

[7]	For the period May 1, 2009 (commencement of operations) through December 31, 2009.

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B.	Separate Account 4 assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within Separate Account 4.

Mortality and Expense Risk Charge*	0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Charge	0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

Contingent Deferred Sales Charge	0% - 8%
This charge is assessed through the redemption of units.

Death Benefit Options
Charges for these options are assessed through a reduction in unit values.	See Note 1 for specific charges and a description of death benefit options in Separate Account 4 that are assessed through a reduction in unit values.

Payment Protector Charge	0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Rider Charges
These charges are assessed through a reduction in unit values.

A. Reset Death Benefit	0.00% - 0.10% of the daily value of the assets in each fund.

B. Ratchet Death Benefit	0.00% - 0.40% of the daily value of the assets in each fund.

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary. The net effect of the credit is a mortality and expense risk charge of 1.10%.

Notes To Financial Statements (Continued)

9.	FUND SUBSTITUTION

Effective April 28, 2006, several funds were replaced with other funds pursuant to “fund substitutions.” These substitutions were implemented by renaming certain sub-accounts and liquidating other sub-accounts. The sub-accounts that were liquidated had the contract value transferred to a replacement sub-account.

Replaced Fund (no longer available)	Replacement Fund	Former Sub-Account	Current Sub-Account
Sub-accounts re-named:
American Century® VP Income & Growth Fund	MML Income & Growth Fund	American Century VP Income and Growth	MML American Century Income & Growth
American Century® VP Value Fund	MML Mid Cap Value Fund	American Century VP Value	MML American Century Mid Cap Value
American Funds® Asset Allocation Fund (Class 2)	MML Asset Allocation Fund	American Funds® Asset Allocation	MML Capital Guardian Asset Allocation
American Funds® Growth-Income Fund (Class 2)	MML Growth & Income Fund	American Funds® Growth-Income	MML Capital Guardian Growth & Income
Fidelity® VIP Growth Portfolio (Service Class)	MML Large Cap Growth Fund	Fidelity® VIP Growth	MML AllianceBernstein Large Cap Growth
Franklin Small Cap Value Securities Fund (Class 2)	MML Small Cap Value Fund	Franklin Small Cap Value Securities	MML Goldman Sachs Small Cap Value
Janus Aspen Forty Portfolio (Institutional Shares)	MML Concentrated Growth Fund (Class II)	Janus Aspen Forty	MML Legg Mason Concentrated Growth/(Class II)
Janus Aspen Forty Portfolio (Service Shares)	MML Concentrated Growth Fund (Class I)	Janus Aspen Forty	MML Legg Mason Concentrated Growth/(Class I)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	MML Global Fund (Class II)	Janus Aspen Worldwide Growth	MML Neuberger Berman Global/(Class II)
Janus Aspen Worldwide Growth Portfolio (Service Shares)	MML Global Fund (Class I)	Janus Aspen Worldwide Growth	MML Neuberger Berman Global/(Class I)
Scudder VIT Small Cap Index Fund	MML Small Cap Index Fund	Scudder VIT Small Cap Index	MML Small Cap Index
T. Rowe Price Blue Chip Growth Portfolio	MML Blue Chip Growth Fund	T. Rowe Price Blue Chip Growth	MML T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	MML Equity Income Fund	T. Rowe Price Equity Income	MML T. Rowe Price Equity Income
T. Rowe Price Mid-Cap Growth Portfolio	MML Mid Cap Growth Fund	T. Rowe Price Mid Cap Growth	MML T. Rowe Price Mid Cap Growth
Templeton Foreign Securities Fund (Class 2)	MML Foreign Fund	Templeton Foreign Securities	MML Templeton Foreign
Sub-accounts liquidated:
Calvert Social Balanced Portfolio	MML Asset Allocation Fund	Calvert Social Balanced	MML Capital Guardian Asset Allocation
Fidelity® VIP Growth Opportunities Portfolio (Service Class)	MML Growth & Income Fund	Fidelity® VIP Growth Opportunities	MML Capital Guardian Growth & Income
Janus Aspen Balanced Portfolio (Institutional Shares)	MML Blend Fund	Janus Aspen Balanced	MML Babson Blend
Janus Aspen Balanced Portfolio (Service Shares)	MML Blend Fund	Janus Aspen Balanced	MML Babson Blend
MFS® Investors Trust Series	MML Enhanced Index Core Equity Fund	MFS® Investors Trust	MML Babson Enhanced Index Core Equity
MFS® New Discovery Series	MML Small Cap Index Fund	MFS® New Discovery	MML Small Cap Index

10.	SUBSEQUENT EVENTS

The Account’s management has reviewed events occurring through February 23, 2010, the date the financial statements were issued and no subsequent events occurred requiring accrual or disclosure.

Independent Auditors’ Report

The Board of Directors and Policyholders of

Massachusetts Mutual Life Insurance Company:

We have audited the accompanying statutory statements of financial position of Massachusetts Mutual Life Insurance Company (the “Company”) as of December 31, 2009 and 2008, and the related statutory statements of income (loss), changes in surplus, and cash flows for each of the years in the three-year period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (“statutory accounting practices”), which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the variances between the statutory accounting practices and U.S. generally accepted accounting principles discussed in the preceding paragraph, the Company’s financial statements do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2009. In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2009, on the basis of accounting described in Note 2.

As discussed in the notes to the statutory financial statements, the Company changed its accounting for other-than-temporary impairments of structured securities (Notes 2c and 3) in 2008 and 2009 and variable annuity reserves (Note 2c) and deferred income tax assets (Notes 2c and 3) in 2009. In addition, the Company changed its method for valuing common stock of affiliates to include equity in noncontrolling interests (Note 4d) in 2009.

/s/ KPMG LLP

February 19, 2010

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2009	2008
	(In Millions)

Assets:

Bonds	$46,722	$45,165
Preferred stocks	128	126
Common stocks - subsidiaries and affiliates	3,618	2,200
Common stocks - unaffiliated	241	265
Mortgage loans	11,090	11,876
Policy loans	8,486	8,885
Real estate	1,095	1,085
Partnerships and limited liability companies	4,813	5,220
Derivatives and other invested assets	2,503	3,616
Cash, cash equivalents and short-term investments	2,251	2,621

Total invested assets	80,947	81,059

Investment income due and accrued	668	690
Federal income taxes	—	220
Deferred income taxes	1,106	512
Other than invested assets	842	864

Total assets excluding separate accounts	83,563	83,345

Separate account assets	37,766	30,949

Total assets	$121,329	$114,294

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION, continued

	December 31,
	2009	2008
	(In Millions)

Liabilities:

Policyholders’ reserves	$61,953	$60,570
Liabilities for deposit-type contracts	2,809	3,921
Contract claims and other benefits	286	258
Policyholders’ dividends	1,236	1,355
General expenses due or accrued	720	768
Federal income taxes	57	—
Asset valuation reserve	1,142	395
Securities sold under agreements to repurchase	3,439	3,414
Commercial paper	250	250
Derivative collateral	1,809	2,903
Other liabilities	611	1,145

Total liabilities excluding separate accounts	74,312	74,979

Separate account liabilities	37,758	30,852

Total liabilities	112,070	105,831

Surplus	9,259	8,463

Total liabilities and surplus	$121,329	$114,294

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF INCOME (LOSS)

	Years Ended December 31,
	2009	2008	2007
	(In Millions)

Revenue:

Premium income	$12,392	$13,238	$12,837
Net investment income	4,071	4,863	4,617
Reserve adjustments on reinsurance ceded	82	61	41
Fees and other income	489	258	414

Total revenue	17,034	18,420	17,909

Benefits and expenses:

Policyholders’ benefits	11,364	11,032	10,564
Change in policyholders’ reserves	2,021	4,400	3,572
General insurance expenses	1,270	1,028	1,063
Commissions	522	535	523
State taxes, licenses and fees	131	121	124

Total benefits and expenses	15,308	17,116	15,846

Net gain (loss) from operations before dividends and federal income taxes	1,726	1,304	2,063

Dividends to policyholders	1,211	1,332	1,373

Net gain (loss) from operations before federal income taxes	515	(28)	690

Federal income tax (benefit) expense	(57)	(268)	119

Net gain (loss) from operations	572	240	571

Net realized capital gains (losses) after tax and transfers to interest maintenance reserve	(861)	(1,233)	(431)

Net income (loss)	$(289)	$(993)	$140

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2009	2008	2007
	(In Millions)

Surplus, beginning of year	$8,463	$8,008	$7,027

Increase (decrease) due to:
Net income (loss)	(289)	(993)	140
Change in net unrealized capital gains (losses), net of tax	737	(9)	455
Change in net unrealized foreign exchange capital gains (losses), net of tax	112	(78)	56
Change in net deferred income taxes	59	278	319
Change in nonadmitted assets	(108)	365	(96)
Change in reserve valuation basis	—	98	—
Change in asset valuation reserve	(747)	1,120	179
Change in surplus notes	740	—	—
Cumulative effect of accounting changes	(70)	(7)	—
Prior period adjustments	(25)	(33)	(87)
Aggregate write-ins for deferred income taxes	293	—	—
Change in minimum liability included in surplus	148	(343)	16
Other	(54)	57	(1)

Net increase (decrease)	796	455	981

Surplus, end of year	$9,259	$8,463	$8,008

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2009	2008	2007
	(In Millions)

Cash from operations:
Premium and other income collected	$12,982	$13,535	$13,270
Net investment income	3,814	4,801	4,605
Benefit payments	(11,236)	(10,906)	(10,416)
Net transfers from (to) separate accounts	(796)	(366)	(1,585)
Commissions and other expenses	(1,756)	(2,211)	(1,694)
Dividends paid to policyholders	(1,330)	(1,367)	(1,227)
Federal and foreign income taxes recovered (paid)	484	(10)	(205)

Net cash from operations	2,162	3,476	2,748

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	14,846	16,004	14,683
Common stocks - unaffiliated	379	526	903
Mortgage loans	1,222	1,133	1,652
Real estate	13	142	379
Other	668	1,550	857

Total investment proceeds	17,128	19,355	18,474

Cost of investments acquired:
Bonds	(16,373)	(21,520)	(14,657)
Common stocks - unaffiliated	(232)	(300)	(528)
Mortgage loans	(542)	(1,776)	(2,962)
Real estate	(121)	(100)	(186)
Other	(1,151)	(1,890)	(2,219)

Total investments acquired	(18,419)	(25,586)	(20,552)
Net (increase) decrease in policy loans	400	(581)	(505)

Net cash from investments	(891)	(6,812)	(2,583)

Cash from financing and other sources:
Net deposits (withdrawals) on deposit-type contracts	(1,217)	(391)	492
Cash provided from surplus notes	740	—	249
Net securities sold (bought) under agreements to repurchase	25	1,363	868
Change in derivative collateral	(1,094)	2,349	267
Other cash provided (applied)	(95)	70	(131)

Net cash from financing and other sources	(1,641)	3,391	1,745

Net change in cash, cash equivalents and short-term investments	(370)	55	1,910
Cash, cash equivalents and short-term investments, beginning of year	2,621	2,558	656
Cash, cash equivalents and short-term investments nonadmitted	—	8	(8)

Cash, cash equivalents and short-term investments, end of year	$2,251	$2,621	$2,558

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

These statutory financial statements include the accounts of Massachusetts Mutual Life Insurance Company (“the Company”), which is organized as a mutual life insurance company.

MassMutual Financial Group (“MMFG”) is comprised of the Company and its subsidiaries. MMFG is a global, diversified financial services organization providing life insurance, disability income insurance, long-term care insurance, annuities, retirement and income products, investment management, mutual funds, and trust services to individual and institutional customers.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (“NAIC”) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the “Division”).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with United States of America (“U.S.”) generally accepted accounting principles (“GAAP”). The more significant differences between statutory accounting principles and U.S. GAAP are as follows: (a) certain acquisition costs, such as commissions and other variable costs, that are directly related to acquiring new business, are charged to current operations as incurred, whereas U.S. GAAP generally capitalizes these expenses and amortizes them based on profit emergence over the expected life of the policies or over the premium payment period; (b) statutory policy reserves are based upon prescribed methodologies, such as the Commissioners’ Reserve Valuation Method or net level premium method and prescribed statutory mortality, morbidity and interest assumptions, whereas U.S. GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with estimates of future mortality, morbidity, persistency and interest assumptions; (c) bonds are generally carried at amortized cost, whereas U.S. GAAP generally reports bonds at fair value; (d) beginning with the third quarter of 2008 and through the second quarter of 2009, the Company utilized undiscounted cash flows to determine impairments on structured securities, whereas U.S. GAAP would require the use of discounted cash flows; (e) changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged to surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income; (f) payments received for universal and variable life insurance products and variable annuities are reported as premium income and change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances; (g) majority-owned noninsurance subsidiaries and variable interest entities where the Company is the primary beneficiary and certain other controlled entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities; (h) surplus notes are reported in surplus, whereas U.S. GAAP would report these notes as liabilities; (i) assets are reported at admitted asset value and nonadmitted assets are excluded through a charge against surplus, whereas U.S. GAAP records these assets net of any valuation allowance; (j) reinsurance reserve credits, unearned ceded premium, and unpaid ceded claims are reported as a reduction of policyholders’ reserves or liabilities for deposit-type contracts whereas U.S. GAAP would report these balances as an asset; (k) an asset valuation reserve (“AVR”) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and limited liability companies (“LLC”) as well as credit-related declines in the value of bonds, mortgage loans and certain derivatives to the extent AVR is greater than zero for the appropriate asset category, whereas U.S. GAAP does not record this reserve; (l) after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (“IMR”) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue; (m) changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge; (n) comprehensive income is not presented, whereas U.S. GAAP presents changes in unrealized capital gains

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

and losses and foreign currency translations as other comprehensive income; (o) a prepaid asset and/or a liability is recorded for the difference between the fair value of the pension and other postretirement (“Plan”) assets and the accumulated benefit obligation (which excludes nonvested employees) with the change recorded in surplus, whereas for U.S. GAAP purposes, the over/underfunded status of a plan, which is the difference between the fair value of the plan assets and the projected benefit obligation, is recorded as an asset or liability on the Statements of Financial Position with the change recorded through accumulated other comprehensive income; (p) embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value; and (q) certain group annuity and variable universal life contracts, which do not pass-through all investment gains to contract holders, are maintained in the separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts in the general investments of the company.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the carrying values of investments, the liabilities for future policyholders’ reserves and deposit-type contracts, the amount of mortgage loan investment valuation reserves, real estate held for sale, other-than-temporary impairments (“OTTI”) and the liability for taxes. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency and asset valuations and defaults, could cause actual results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

b.	Corrections of errors and reclassifications

Under statutory accounting principles, corrections of prior year errors are recorded in surplus on a pretax basis. The following summarizes corrections of prior year errors as of December 31, 2009:

	Correction of Prior Years’ Income	Corrections of Prior Years’ Statement of Changes to Surplus	Impact on Surplus of Error Correction	Correction of Asset or Liability Balances
	(In Millions)

Policyholders’ reserves	$(29)	$—	$(29)	$29
Partnership income	—	(8)	(8)	8
Reinsurance	3	—	3	(3)
Prepaid commission	1	—	1	(1)

Total	$(25)	$(8)	$(33)	$33

As a result of the net activity above, the Company recorded, in the Statutory Statements of Changes in Surplus for the year ended December 31, 2009, a net decrease of $25 million through prior period adjustments and a net decrease of $8 million through the change in net unrealized capital gains (losses).

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes corrections of prior year errors as of December 31, 2008:

	Correction of Prior Years’ Income	Corrections of Prior Years’ Statement of Changes to Surplus	Impact on Surplus of Error Correction	Correction of Asset or Liability Balances
	(In Millions)

Separate account guarantee reserve	$(52)	$—	$(52)	$52
Nonadmitted prepaid commission	—	(33)	(33)	33
Investment income recognition	(21)	—	(21)	21
Cumulative overstatement of partnerships and LLCs net unrealized capital gains	(6)	6	—	—
Capitalized software asset impairment	(2)	—	(2)	2
Prepaid commission	33	—	33	(33)
Policyholders’ reserves	6	—	6	(6)
Intangible asset	5	—	5	(5)
Reinsurance	2	—	2	(2)
Policy loan	2	—	2	(2)

Total	$(33)	$(27)	$(60)	$60

As a result of the net activity above, the Company recorded, in the Statutory Statements of Changes in Surplus for the year ended December 31, 2008, a net decrease of $33 million through prior period adjustments, a net decrease of $33 million through the change in nonadmitted assets and a net increase of $6 million through the change in net unrealized capital gains (losses).

The following summarizes corrections of prior year errors as of December 31, 2007:

	Correction of Prior Years’ Income	Corrections of Prior Years’ Statement of Changes to Surplus	Impact on Surplus of Error Correction	Correction of Asset or Liability Balances
	(In Millions)

Cumulative overstatement of partnerships and LLCs net unrealized capital gains	$(100)	$100	$—	$—
Annuity reserve	(5)	—	(5)	5
Postemployment benefits for employee severance plans	(3)	—	(3)	3
Tax settlement	5	—	5	(5)
Policyholders’ reserves	5	—	5	(5)
Dividend accumulation liability	5	—	5	(5)
Reinsurance	4	—	4	(4)
Other	2	—	2	(2)

Total	$(87)	$100	$13	$(13)

As reflected in the preceding table, the Company incorrectly recorded $100 million of distributions from partnerships and LLCs as income rather than as a return of capital. In addition, unrealized losses were incorrectly recorded for the related changes in the values of partnerships due to distributions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As a result of the net activity above, the Company recorded, in the Statutory Statements of Changes in Surplus for the year ended December 31, 2007, a net decrease of $87 million through prior period adjustments and a net increase of $100 million through the change in net unrealized capital gains (losses).

Certain 2008 and 2007 balances have been reclassified to conform to the current year presentation.

c.	Change in accounting principles and methodology

Pursuant to confirmation from the Division, the Company began utilizing undiscounted cash flows to determine OTTI for structured securities in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 43, “Loan-backed and Structured Securities,” prospectively beginning with the quarter ended September 30, 2008. Prior to July 1, 2008, resulting cash flows were discounted at spreads consistent with the structured and loan-backed security market’s weakness and the uncertainty around the magnitude and timing of cash flows. Had this change to SSAP No. 43 not been made, the Company’s total assets, net income and surplus for the year ended December 31, 2008 under the previous approach would have been reduced by approximately $275 million.

In 2009, the NAIC issued additional guidance related to OTTI. Refer to Note 3 “New accounting standards” for discussion of SSAP 43R.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued new guidance for employers’ accounting for defined benefit pension and other postretirement plans. One provision of this guidance required an employer to measure the funded status of pension and other postretirement plans as of the date of its year end statement of financial position and to modify disclosures. This provision was effective December 31, 2008. For statutory reporting, the Company elected to use the alternative method for the change in measurement date which takes the fifteen month change in net periodic benefit cost, which is consistent with U.S. GAAP. The Company estimated the three month portion applicable to the preceding year as three fifteenths of the total amount related to the change in measurement date and recorded $7 million as a change in accounting principle through prior year surplus. The remaining twelve month portion of the net periodic benefit cost is reflected in the Statutory Statements of Income (Loss) as part of general insurance expenses for the year ended December 31, 2008.

During 2008, the Company, in accordance with accepted actuarial methods, requested and received permission from the Division to use: (a) Company specific experience X factors and 20-year select factors for certain individual life insurance policies; and (b) the 1980 Commissioners’ Standard Ordinary 4.5% mortality valuation table rather than the 1980 Commissioners’ Standard Ordinary 4.0% mortality valuation table for certain individual life policies. As a result of these changes in reserve valuation basis, the Company recorded a reduction to policyholders’ reserves of $98 million as of December 31, 2008 and a corresponding increase in the Statutory Statements of Changes in Surplus for the year ended December 31, 2008.

The AVR includes four subcomponents. The equity subcomponents include common stock and real estate and the default subcomponents include bonds and mortgage loans. Beginning in the first quarter of 2009, the Company changed its calculation of the AVR to include the transfer of a portion of any subcomponent that is negative to its corresponding subcomponent, as permitted by the Annual Statement instructions. The cumulative impact of this change in accounting is less than $1 million as of December 31, 2009 and is recorded as an increase to surplus.

Effective December 31, 2009, new statutory guidance was issued applying to variable annuity reserves. This new guidance sets forth a principle-based reserve standard designed to improve statutory reserving for variable annuity products with guaranteed death and living benefits. The scope of this guidance includes all individual and group, deferred and immediate variable annuities as well as other contracts involving certain guaranteed benefits similar to those offered with variable annuities. This guidance applies to in force contracts issued after January 1, 1981.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The NAIC is currently using a similar approach to calculate risk-based capital for these products. The methodology of this guidance is based on that approach and facilitates a framework so companies may determine both reserve and risk-based capital in a consistent calculation.

Actuarial Guideline 43 (“CARVM for Variable Annuities”) became effective December 31, 2009 and was used in the calculation of reserves for guaranteed minimum death, accumulation, income and withdrawal benefits as of December 31, 2009. This guideline replaced Actuarial Guideline 34 (“Variable Annuity Minimum Guaranteed Death Benefit Reserves”) and Actuarial Guideline 39 (“Reserves for Variable Annuities with Guaranteed Living Benefits”), which were used in the calculation of reserves prior to December 31, 2009. The reserves held for guaranteed minimum death, accumulation, income and withdrawal benefits were $505 million and $732 million, as of December 31, 2009 and 2008, respectively.

During the fourth quarter of 2009, the Company reviewed its reversal pattern with respect to the gross deferred tax asset that relates to the deferred and uncollected premium reserve. Historically, this gross deferred tax asset was not treated as reversing within one year of the balance sheet date. Upon further review, it was determined that this deferred tax asset reverses in its entirety within one year. The effect of this change is included in surplus on the Company’s Statutory Statements of Financial Position as of December 31, 2009 totaling approximately $204 million.

See additional disclosures regarding change in methodology in Note 4d. “Common stocks - subsidiaries and affiliates” and changes in accounting in Note 3 “New accounting standards.”

d.	Bonds

Generally, bonds are valued at amortized cost using the constant yield interest method with the exception of NAIC category 6 bonds which are carried at the lower of amortized cost or fair value and residential mortgage-backed securities (“RMBS”), which were rated by an outside modeler. Bond transactions are recorded on a trade date basis, except for private placement bonds which are recorded on the funding date.

For fixed income securities that do not have a fixed schedule of payments, such as asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), including RMBS and commercial mortgage-backed securities (“CMBS”), and structured securities, including Collateralized Debt Obligations (“CDOs”), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies for each type of security. Certain high quality fixed income securities follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased. All other fixed income securities, such as floating rate bonds and interest only securities, follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates, and collateral values, among others. Structure characteristics and results of cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Preferred stocks

Generally, preferred stocks in good standing are valued at amortized cost. Preferred stocks not in good standing, those which are rated four through six by the Securities Valuation Office (“SVO”), are valued at the lower of amortized cost or fair value. Fair values of preferred stocks are based on quoted market prices, when available. For preferred stocks without readily ascertainable market values, the Company estimates fair value using broker-dealer quotations or internal models. These models use inputs that are not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation, and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

f.	Common stocks - subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily MassMutual Holding LLC (“MMHLLC”), are accounted for using the statutory equity method. The Company accounts for the value of its investment in its subsidiary, MMHLLC, at its underlying U.S. GAAP net equity, including controlling and noncontrolling interest beginning January 1, 2009, adjusted for certain nonadmitted and intangible assets. Operating results, less dividend distributions, for MMHLLC are reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividend distributions received from MMHLLC are recorded in net investment income. Dividend distributions to the Company are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks - subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary consistent with common stocks - unaffiliated.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

g.	Common stocks - unaffiliated

The fair value of common stocks is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values from other third parties are unavailable, fair values are determined by management using estimates based upon internal models. Typical inputs integrated in the Company’s internal models include estimates based upon comparable company analysis, fundamental impact analysis, broker quotes and last traded price.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

h.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium and discount, valuation allowances, nonrefundable commitment fees and mortgage interest points. The mortgage loan portfolio is comprised of commercial mortgage loans, including mezzanine loans, and residential mortgage loan pools. Mezzanine loans are loans secured by a pledge of direct or indirect equity interest in an entity that owns real estate. Mezzanine loans are subordinate to senior secured first liens but are underwritten to maximize the control and/or remedies available to the mezzanine lender. Residential mortgage loan pools are pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration and Veterans Administration guarantees.

The Company performs annual internal reviews and appraisals to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable the Company will obtain an appraisal from an external appraiser.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

When, based upon current information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation allowance is established for the excess of the carrying value of the mortgage loan over the net value of its collateral. Collectability and estimated recoveries are assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. Changes to the valuation allowance are recorded in net unrealized capital gains (losses) in surplus. If there is a significant change in the net value of the collateral, the valuation allowance will be adjusted. At no time will the net carrying amount of the loan exceed the recorded investment in the loan. When an event occurs resulting in an OTTI, previously recorded valuation allowance adjustments are reversed from unrealized capital losses and a direct write-down is recorded as OTTI in realized capital losses.

Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for impaired loans more than 60 days past due, for loans delinquent more than 90 days, or when collection of interest is improbable. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received per the terms of the original or modified mortgage loan agreement.

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

i.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. Unsecured amounts were less than $1 million as of December 31, 2009 and $1 million as of December 31, 2008, which were nonadmitted. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Variable rate policy loans are adjusted at least annually and their carrying value approximates the fair value. For loans issued with a fixed interest rate, fair value is estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan.

j.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

When an investment in real estate, held for the production of income is transferred to real estate, held for sale, it is transferred at the lower of depreciated cost or fair value, less selling costs. Real estate classified as held for sale is not depreciated. Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve when fair value less selling costs is below depreciated cost and are included in realized capital losses.

Real estate acquired in satisfaction of debt is recorded at the lower of cost or fair value at the date of foreclosure and is classified as held for sale.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. The Company also obtains external appraisals for a rotating selection of properties on an annual basis. If an external appraisal is not obtained, an internal appraisal is performed.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Refer to Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

k.	Partnerships and limited liability companies

Partnerships and limited liability companies (“LLCs”), except for partnerships which generate low income housing tax credits (“LIHTC”), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships which generate LIHTC are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2cc “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses” for information on the Company’s policy for determining OTTI.

l.	Derivatives and other invested assets

Derivatives and other invested assets consist of investments in derivative financial instruments and other miscellaneous investments.

Derivative financial instruments are carried at estimated fair value, which is based primarily upon quotations obtained from independent sources. In addition, the Company models a limited number of these instruments internally. These quotations are compared to internally derived prices and a price challenge is lodged with the independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. Ultimately, the Company utilizes the internally derived value as its measurement of fair value for these instruments. When quotes from independent sources are not reliable, the internally derived value is recorded. Changes in the fair value of these instruments are recorded as unrealized capital gains and losses in surplus. Gains and losses realized on the termination, closing or assignment of contracts are recorded as realized capital gains and losses. Amounts receivable and payable are accrued.

m.	Cash, cash equivalents and short-term investments

The Company considers all highly liquid investments purchased with maturities of three months or less to be cash and cash equivalents.

Short-term investments, which are carried at amortized cost, consist of all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months. Investments in money market mutual funds, commercial paper, and securities purchased under agreements to resell are classified as short-term investments.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has entered into contracts for securities purchased under agreements to resell whereby the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. Securities purchased under agreements to resell are accounted for as collateralized loans, with the cash paid for the securities included in the Statutory Statements of Cash Flows as a short-term investment. The underlying securities are not recorded as investments owned by the Company, but instead serve as collateral related to these short-term investments. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income in net investment income. At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at anytime the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price.

The carrying value reported in the Statutory Statements of Financial Position for these instruments approximates the fair value.

n.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default; (b) impaired bonds and mortgage loans more than 60 days past due; (c) bonds and mortgage loans delinquent more than 90 days or where collection of interest is improbable; (d) rent in arrears for more than 90 days; and (e) policy loan interest due and accrued in excess of the cash surrender value of the underlying contract.

o.	Other than invested assets

Other than invested assets primarily includes deferred and uncollected premium, reinsurance receivables, other receivable items and fixed assets.

Fixed assets are included in other than invested assets at cost less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. Estimated lives range up to fifteen years for leasehold improvements and up to ten years for all other fixed assets. Most unamortized software and office equipment are nonadmitted assets.

Goodwill, which consisted of a management contract assumed when the ownership of an affiliate was transferred to the Company, was fully amortized as of December 31, 2008. Goodwill of $3 million was amortized as an unrealized capital loss in 2008. In those instances when goodwill results from the purchase of a subsidiary, it shall be amortized as an unrealized capital loss over the period in which the acquiring entity benefits economically, not to exceed ten years. Alternatively, when the goodwill results from certain types of assumption reinsurance, it would be amortized to operations over the period in which the assuming entity benefits economically, not to exceed ten years.

p.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC include furniture, certain electronic data processing equipment, unamortized software, the amount of the deferred tax asset (subject to certain limitations) that will not be realized by the end of the third calendar year, the pension plan asset, the disallowed interest maintenance reserve (when in a net asset position), certain investments in partnerships for which audits are not performed, certain intangible assets, certain other receivables, advances and prepayments, and related party amounts outstanding greater than 90 days from the due date. Such amounts are excluded from the Statutory Statements of Financial Position.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

q.	Separate accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of individual and group variable annuity, variable life and other insurance contract/policyholders to meet specific investment objectives. Separate account assets consist principally of marketable securities reported at fair value. Except for seed money as noted below, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. The Company’s revenue reflects fees charged to the separate accounts, including administrative and investment advisory fees.

Assets may be transferred from the general investments of the Company to seed products within the separate accounts. Assets transferred to separate accounts are transferred at fair market value on the date the transaction occurs. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the separate account sells the underlying asset during the normal course of business. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the contract/policyholder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees either a minimum return or minimum account value to the contract/policyholder. For certain guaranteed separate account products such as interest rate guarantee and indexed separate accounts, reserve adequacy is performed on a contract by contract basis using, as applicable, prescribed interest rates, mortality rates, and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in Policyholders’ reserves or Liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as Change in policyholders’ reserves or Policyholders’ benefits in the Statutory Statements of Income (Loss).

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income (Loss). Investment income and realized capital gains and losses on the assets of separate accounts, other than seed money, accrue to contract/policyholders and are not recorded in the Statutory Statements of Income (Loss). Unrealized capital gains and losses on assets of separate accounts accrue to contract/policyholders and, accordingly, are reflected in the separate account liability to the contract/policyholder.

r.	Policyholders’ reserves

Policyholders’ reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premium on policies in force.

Reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium or the Commissioners’ Reserve Valuation Method bases using the American Experience or the 1941, 1958, 1980 or the 2001 Commissioners’ Standard Ordinary mortality tables with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table.

Reserves for individual and group payout annuities are developed using accepted actuarial methods computed principally under the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using applicable interest rates and mortality tables. Individual payout annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. The primary risk for fixed payout annuities is the risk that the company may have insufficient investment income to fund the required interest and for those which have a life contingent element, that the annuitant might live longer than the mortality tables predict.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reserves for individual and group deferred annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual deferred annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. The primary risk for fixed deferred annuities is that insufficient investment income is earned to fund the minimum guarantees or that customers may choose to withdraw funds in an environment where interest rates have increased significantly in a very short period of time.

New statutory guidance applying to variable annuity reserves became effective December 31, 2009. This new guidance sets forth a principle-based reserve interpretation designed to clarify statutory reserving, particularly CARVM for variable annuity products with guaranteed death and living benefits. The scope of this guidance includes all individual and group, deferred and immediate variable annuities as well as other contracts involving certain guaranteed benefits similar to those offered with variable annuities. This guidance supersedes the existing statutory reserve requirements and applies to in force contracts issued after January 1, 1981.

As of December 31, 2009, reserves for individual and group variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM for variable annuities using applicable interest rates and mortality tables. Individual variable deferred annuities primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The liability is evaluated under both a standard scenario and stochastic scenarios net of currently held applicable hedge asset cash flows. Hedging has generally improved standard scenario results and worsened stochastic results. The Company holds the higher of the standard or stochastic scenarios. In addition, the Company elected to hold additional reserves above those indicated based on the standard scenario in order to maintain a prudent level of reserve adequacy.

The standard scenario is a prescriptive reserve with minimal company discretion. The primary driver of the standard scenario results is the composition of the in force, with the key factor being the extent to which the guarantees are “in the money.” Being “in the money” is driven primarily by equity markets and interest rates.

For the stochastic scenarios, the Company uses the American Academy of Actuaries’ scenarios. Prudent estimate assumptions used for policyholder behavior (lapses, partial withdrawals, annuitization, and additional premium), mortality, expenses and commissions, investment management fees and taxes are consistent with those used for asset adequacy testing and based on Company experience. The key drivers for the stochastic results are the degree that the variable annuity benefits are “in the money” given equity market levels, policyholder elections for guaranteed minimum income benefits (“GMIBs”), currently held applicable hedge asset cash flows, expenses and discount interest rates.

Disability income policy reserves are generally calculated using the two-year preliminary term method and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and the 1985 Commissioners’ Individual Disability Table A with assumed interest and mortality rates in accordance with applicable statutes and regulations.

Disabled life claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and 1985 Commissioners’ Individual Disability Tables A and C with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care policy reserves are generally calculated using the one-year preliminary term method and actuarially accepted morbidity, mortality and lapse tables with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables with assumed interest rates in accordance with applicable statutes and regulations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unpaid claims and claim expense reserves are related to disability and long-term care claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments paid prior to the valuation date. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by incurral year.

Tabular interest, tabular reserves less actual reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, permanent and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula which applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity), a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The reserve method applied to standard policies is used for substandard reserve calculations based on a substandard mortality rate (a multiple of standard reserve tables).

The Company had total life insurance in force of $373,967 million and $365,078 million as of December 31, 2009 and 2008, respectively. Of this total, the Company had $25,319 million and $31,692 million of life insurance in force as of December 31, 2009 and 2008, respectively, for which the gross premium was less than the net premium according to the standard valuation set by the Division. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use industry standard mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (“GMDBs”), or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves.

Certain individual variable annuity products issued by the Company offer GMDBs and variable annuity guaranteed living benefits (“VAGLBs”). The primary types of VAGLBs offered by the Company are guaranteed minimum accumulation benefits (“GMABs”), GMIBs, and guaranteed minimum withdrawal benefits (“GMWBs”). In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves and the related changes in these liabilities are included in change in policyholders’ reserves. The Company’s GMDB and VAGLB reserves are calculated in accordance with actuarial guidelines.

Variable annuity GMDBs provide a death benefit if the contract value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death while others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid less amounts withdrawn), a roll-up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset), or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For a variable annuity contract, a decline in the stock market causing the contract value to fall below the specified amount will increase the net amount at risk, which is the GMDB in excess of the contract value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

GMABs provide the annuity contract holder with a guaranteed minimum account value at the end of the product’s guarantee period. If the account value is below that guarantee at the end of the period, the account value is increased to the guaranteed level and the contract continues from that point. Options for the guarantee period are ten and twenty years.

GMIBs provide the annuity contract holder with a guaranteed minimum payment when the contract is annuitized. The GMIB would be beneficial to the contract holder if the contract holder’s account value would otherwise not provide a higher annuitization value using currently offered rates at the time of annuitization. GMIB benefits generally anticipate payout between ages 60 and 90. The Company first issued GMIBs in 2002 and suspended issuing contracts with GMIBs by March 2009. GMIBs cannot be exercised within seven years of contract issuance. Contracts issued since September 2007 cannot be exercised within ten years of contract issuance.

GMWBs provide the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value. Reserves for GMWBs are based on actuarial principles for these types of guarantees. In 2009 the Company suspended issuing contracts with GMWBs. The number of variable annuity contracts with GMWBs is not material.

All policyholders’ reserves and accruals are based on the various estimates discussed previously and are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

s.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates. Fair value is estimated by discounting expected future cash flows using current market rates.

t.	Policyholders’ dividends

The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends expected to be paid to policyholders in the following year. Policyholders’ dividends incurred are recorded in the Statutory Statements of Income (Loss). Dividends expected to be paid to policyholders in the following year are approved annually by the Company’s Board of Directors. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses, and income tax charges. Settlement dividends are an extra dividend payable at termination of a policy upon maturity, death, or surrender.

u.	Asset valuation reserve

The Company maintains an AVR. The AVR is a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and LLCs as well as credit-related declines in the value of bonds, mortgage loans, and certain derivatives to the extent that AVR is greater than zero for the appropriate asset category. The AVR is reported in the Statutory Statements of Financial Position and the change in AVR is reported in the Statutory Statements of Changes in Surplus.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

v.	Interest maintenance reserve

The Company maintains an IMR. The IMR is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the IMR and amortized into revenue using the grouped amortization method. The IMR is included in other liabilities on the Company’s Statutory Statements of Financial Position, or if negative, is nonadmitted and excluded from the Statutory Statements of Financial Position.

w.	Securities sold under agreements to repurchase

The Company has entered into contracts for securities sold under agreements to repurchase whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Securities sold with agreement to repurchase are accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability and the underlying securities recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense, a component of investment expense which is reported in net investment income on the Statutory Statements of Income (Loss). The Company utilizes the proceeds from these agreements to make investments in short-term or cash equivalent investments.

The Company provides collateral as dictated by the agreements to the counterparty in exchange for a loan amount. If the fair value of the securities sold becomes less than the loan amount, the counterparty may require additional collateral.

x.	Commercial paper

The Company issues commercial paper in the form of unsecured notes (“Notes”) and interest on the Notes is calculated using a 360-day year based on the actual number of days elapsed. Commercial paper is reported as a liability on the Company’s Statutory Statements of Financial Position. Due to the short-term nature of the Notes, the carrying value is assumed to approximate fair value.

y.	Other liabilities

Other liabilities primarily include liabilities related to amounts held for agents, other payable items, derivative payables, and unsettled suspense balances.

z.	Participating contracts

Participating contracts are those contracts that share in the equity of the Company. Participating contracts issued by the Company represented 71% and 68% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2009 and 2008, respectively.

aa.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to limit its insurance risk. The Company’s initial retention limit per individual life insured is generally $15 million.

Premium income, benefits to policyholders, and policyholders’ reserves are stated net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance reserve adjustments on reinsurance ceded are recorded as revenue.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

bb.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy and excess premium for flexible products is recognized when received. Annuity premium is recognized as revenue when received. Disability income premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

cc.	Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses

Realized capital gains and losses, net of taxes, exclude gains and losses deferred into the IMR and gains and losses of the separate accounts. Realized capital gains and losses are recognized in net income and include OTTI, which are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of all bonds. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a noninterest related decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; and (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost. The Company considers the following factors in the evaluation of whether an interest related decline in value is other than temporary: (a) the Company’s near-term intent to sell; (b) the Company’s contractual and regulatory obligations; and (c) the Company’s ability and intent not to sell the investment until anticipated recovery of the cost of the investment. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. When a bond is other-than-temporarily impaired, a new cost basis is established. Any difference between the new amortized cost basis and any increases in the present value of future cash flows expected to be collected is accreted into net investment income over the expected life of the bond.

As of July 1, 2009, if the Company has the intent to sell or the inability or lack of intent to retain the investment in a loan-backed or structured security for a period of time sufficient to recover the amortized cost basis, OTTI are recognized in earnings as realized losses equal to the entire difference between the investments’ amortized cost bases and their fair values at the balance sheet date. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate. For the period from July 1, 2008 through June 30, 2009, the Company utilized undiscounted cash flows to determine OTTI for structured securities. Internal inputs used in determining the amount of the OTTI on structured securities included collateral performance including prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority. Prior to July 1, 2008, resulting cash flows were discounted at spreads consistent with their fair values. This review process provided a framework for deriving OTTI in a manner consistent with market participant assumptions. In these analyses, credit quality by loan vintage, collateral type and investment structure were critical elements in determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bonds - ABS and MBS

ABS and MBS are evaluated for OTTI on a periodic basis using scenarios customized by collateral type. Cash flow estimates are based on various assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Assumptions are based on the specifics of each security including collateral type, loan type, vintage, and position in the structure. Where applicable, assumptions include prepayment speeds, default rates and severity, weighted average maturity, collateral values, and changes in the collateral values.

Bonds - CDOs

The Company has a review process for determining if CDO investments are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using five scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each deal. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic), and fair value (market). The default rates produced by these five scenarios are assigned an expectation weight according to current market and economic conditions and fed into a sixth scenario. OTTI are recorded if this sixth scenario results in the default of any principal or interest payments due.

For the most subordinated noncoupon bearing junior tranches (CDO tranches), the present value of the projected cash flows in the sixth scenario are measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, then OTTI are taken in an amount sufficient to produce their effective yield. Certain CDOs cannot be modeled using all six scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes. If the impairment is other than temporary, a new cost basis is established.

Mortgage loans

When it is probable that the Company will be unable to collect all amounts due, according to contractual terms of the mortgage loan agreement, the valuation allowance adjustment is reversed from unrealized capital losses and recorded as OTTI in realized capital losses. When an event occurs resulting in an OTTI, a new cost basis is established at the fair value of the collateral. An impairment is deemed other than temporary when the acquisition of the collateral is probable. The amount recorded reflects a reasonable estimate of the collateral value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recognized if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the uses and dispositions. The impairment loss is measured as the amount by which the carrying value exceeds its fair value.

For real estate held for sale, the fair value is determined by an appraisal based on relevant market data and net sale price. Any subsequent declines in value are recorded as an impairment included in realized capital losses.

Partnerships and LLCs

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair value is determined by assessing the value of the partnership’s or LLC’s underlying assets, cash flow, current financial condition and other market factors.

For determining impairments in partnerships which generate LIHTC, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 0.9% for future benefits of two years to 3.7% for future benefits of ten years or greater and compares the results to its current book values. Impairments are recognized as realized capital losses.

Unrealized capital gains and losses

Unrealized capital gains and losses are recorded as a change in surplus.

dd.	Employee compensation plans

The Company’s long-term incentive compensation plan was effective as of January 1, 2008 under this plan certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (“PSAR”) and Phantom Restricted Stock (“PRS”). These awards do not grant an equity or ownership interest in the Company.

PSAR provide the participant the right to receive the appreciation in phantom stock price over the award period, providing an individual with the opportunity to share in the value created in the total enterprise. Awards can only be settled in cash equal to the gain, if any, related to the number of PSAR exercised. PSAR cliff vest at the end of three years and expire five years after the date of grant. Vested PSAR may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provides the participant with the opportunity to receive the full phantom share value (grant price plus/minus any change in share price) over the award period. PRS vests on a graded basis over five years, one third per year after years three, four and five and are paid upon vesting. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

All awards granted under the Company plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSAR and PRS considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period. Awards contain vesting conditions, whereby employees’ unvested awards immediately vest at the time of retirement, death, or disability with a one year exercise period after termination. A formula has been established, which serves as the basis for the phantom share price, based on the core operating earnings of the Company and its subsidiaries. This phantom share price will be calculated and communicated to all participants quarterly and used in calculating the liability of the Company based on intrinsic value.

ee.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax liabilities. Current tax expense is reported on the income statement as federal income tax expense if resulting from operations, and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within surplus. Changes to deferred income taxes are reported on various lines within surplus. Limitations of deferred income taxes are recorded on the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

3.	New accounting standards

In November 2009, the NAIC issued new guidance pertaining to accounting requirements for income taxes, which increases the potential admittance of deferred tax assets. It provides an increase in the admissibility limitation from 10% to 15% of surplus and an increase in the reversal/realization periods from one to three years. It requires gross deferred tax assets to be reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The valuation allowance is required whether or not an insurer can admit a higher deferred tax asset based on the new standard, i.e. whether its risk-based capital (“RBC”) exceeds the minimum threshold. Significant disclosures are required, including splitting the deferred tax asset and deferred tax liability by character, regardless of whether the company is eligible for the enhanced deferred tax asset admissibility standard. This guidance was issued as Statement of Statutory Accounting Principles (“SSAP”) No. 10R, “Income Taxes – Revised, A Temporary Replacement of SSAP No. 10,” and is effective for 2009 annual statements and 2010 interim and annual statements. In the event subsequent deferred tax asset admission guidance is not adopted by the end of this statement’s effective period, SSAP No. 10 is reinstated as authoritative guidance for accounting and reporting of income taxes for statutory financial statements. The effect, as of December 31, 2009, of adopting this pronouncement was an increase to deferred tax assets of approximately $293 million.

In September 2009, the NAIC issued new guidance pertaining to loan-backed and structured securities, which supersedes existing guidance regarding treatment of cash flows when quantifying changes in valuation and impairments of loan-backed and structured securities. This revised guidance provides information on accounting for structured securities and beneficial interests with the primary impact related to OTTI. It requires the bifurcation of impairment losses into interest and noninterest related portions. The noninterest portion is the difference between the present value of cash flows expected to be collected from the security and the amortized cost basis of the security. The interest portion is the difference between the present value of cash flows expected to be collected from the security and its fair value at the balance sheet date. If there is no intent to sell and the company has the intent and the ability to retain the investment to recovery, then only the noninterest loss is recognized through earnings. However, if there is an intent to sell or the company does not have the intent and ability to hold the investment for a period of time

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

sufficient to recover the amortized cost basis, the security must be written down to fair value and the loss recognized through earnings. This guidance requires a cumulative effect adjustment to statutory surplus as of July 1, 2009. For any previously other-than-temporarily impaired structured security to be included in the cumulative effect adjustment, the company must still hold the security as of September 30, 2009, must not have the intent to sell the security and must have the intent and ability to hold the security for a period of time sufficient to recover the security’s amortized cost basis. It further requires additional disclosures, including a listing of all investments where the present value of cash flows is less than amortized cost for securities with a recognized OTTI. This guidance was issued as SSAP No. 43R, “Loan-backed and Structured Securities,” and is effective September 30, 2009. The cumulative effect, as of July 1, 2009, of adopting this pronouncement was a decrease to surplus of approximately $70 million, net of the impact of AVR and income taxes. In December 2009, the NAIC amended SSAP No. 43R to incorporate new guidance to determine the designation and carrying value for non-agency Residential Mortgage Backed Securities (“RMBS”). The NAIC contracted with PIMCO, an independent third party, to model the RMBS. To establish the initial NAIC designation, the current book price is compared to the range of values generated by PIMCO’s analysis and assigned to the six NAIC designations for each CUSIP to determine the security’s carrying value method (amortized cost or fair value). For Life companies, securities with NAIC designation 1-5 are held at amortized cost, securities with NAIC designation 6 are held at fair value. When it is initially determined that a security is an NAIC 6 designation that should be held at fair value, then the process is repeated comparing the new carrying value (fair value instead of amortized cost) to the modeled value and basing the final designation on that result. This modification was effective for year end 2009. This new value was used to determine the final NAIC rating to be reported in the Annual Statement and the RBC charge for each residential mortgage backed security.

In December 2008, the NAIC issued new guidance pertaining to accounting for transfers and servicing of financial assets and extinguishments of liabilities. This guidance requires that all servicing assets and servicing liabilities should initially be measured at fair value. It also requires the inclusion of separately recognized servicing assets and servicing liabilities in the calculation of proceeds from the sale of assets and modifies the illustrations included within previously issued guidance. It further revises the accounting measurement method for such items to a fair value measurement method. It confirms guidance regarding servicing assets and servicing liabilities established from the transfer of financial assets to a qualifying special purpose entity in a guaranteed mortgage securitization in which the transferor retains all of the resulting securities. It also continues nonsubstantive revisions in which the term “retained interests” is replaced with “interests that continue to be held by the transferor,” and amends the definition to exclude servicing assets and servicing liabilities. This guidance was issued as SSAP No. 91(R), “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” and was effective January 1, 2009. Adoption of this statement did not have a significant impact on the Company.

In September 2008, the NAIC issued guidance pertaining to accounting for certain securities subsequent to an OTTI. This guidance establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. It requires that, after recognizing an OTTI, the fair value on the impairment date becomes the new cost basis, and the insurer must amortize any premium or accrete any discount to the par value by the maturity date, or to realizable value if the anticipated recovery is less than par. The unaccrued discount would be accrued over the remaining life of the security based on the amount and timing of future estimated cash flows. It also clarifies that for reporting entities required to maintain such reserves, credit related OTTI losses are to be recorded through the AVR, while interest related OTTI losses are to be recorded through the IMR. This guidance was issued as SSAP No. 99, “Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment,” and was effective January 1, 2009. The Company has recorded an impact of approximately $12 million of additional income.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality, or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2009
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)

U. S. government	$13,192	$159	$1,001	$12,350
All other governments	116	17	—	133
States, territories and possessions	1,152	108	9	1,251
Special revenue	1,474	108	—	1,582
Industrial and miscellaneous	27,628	1,263	1,824	27,067
Credit tenant loans	107	10	—	117
Parent, subsidiaries and affiliates	3,053	76	256	2,873

Total	$46,722	$1,741	$3,090	$45,373

Note: The unrealized loss column does not include $98 million in unrealized losses which are embedded in the carrying value column. These unrealized losses embedded in the carrying value column include $69 million from NAIC category 6 bonds and $12 million reclassified from NAIC category 6 for RMBS with ratings obtained from future losses modeling performed by an outside modeler and, $17 million from other bonds.

	December 31, 2008
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)

U. S. government	$9,401	$1,697	$5	$11,092
All other governments	115	34	—	149
States, territories and possessions	1,062	38	14	1,086
Special revenue	3,065	169	16	3,219
Public utilities	1,528	25	101	1,452
Industrial and miscellaneous	26,722	662	4,635	22,747
Credit tenant loans	170	7	—	177
Parent, subsidiaries and affiliates	3,102	29	542	2,589

Total	$45,165	$2,661	$5,313	$42,511

Note: The unrealized loss column does not include $84 million in unrealized losses from NAIC category 6 bonds which are embedded in the carrying value column.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The table below sets forth the Securities Valuation Office (“SVO”) ratings for the bond portfolio as of December 31, 2009, along with what the Company believes were the equivalent rating agency designations, for all bonds except RMBS, which were rated by an outside modeler:

		December 31, 2009
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total
		($ In Millions)

1	Aaa/Aa/A	$31,202	67%
2	Baa	11,588	25
3	Ba	1,593	4
4	B	1,520	3
5	Caa and lower	596	1
6	In or near default	223	—

	Total	$46,722	100%

The table below sets forth RMBS securities as of December 31, 2009 after reflection of the mandated adjustment to NAIC designation from future loss modeling performed by an outside modeler:

	December 31, 2009
NAIC Class	Carrying Value	% of Total
	($ In Millions)

1	$3,074	79%
2	141	4
3	255	7
4	369	9
5	55	1
6	7	—

Total	$3,901	100%

Note: The table above excludes $11 million of RMBS securities that were not modeled.

The table below sets forth the SVO ratings for the total bond portfolio as of December 31, 2008, along with what the Company believes were the equivalent rating agency designations:

		December 31, 2008
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total
		($ In Millions)

1	Aaa/Aa/A	$31,504	70%
2	Baa	10,004	22
3	Ba	1,504	3
4	B	1,438	3
5	Caa and lower	521	1
6	In or near default	194	1

	Total	$45,165	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the carrying value and fair value of bonds as of December 31, 2009 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Securities that are not due on a single maturity date are included as of the final maturity date.

	Carrying Value	Fair Value
	(In Millions)

Due in one year or less	$2,181	$2,193
Due after one year through five years	10,610	10,746
Due after five years through ten years	12,896	13,115
Due after 10 years	21,035	19,319

Total	$46,722	$45,373

The proceeds from sales of bonds were $8,034 million for the year ended December 31, 2009 and $6,582 million for the year ended December 31, 2008.

The following is an analysis of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position as of December 31, 2009 and 2008.

	December 31, 2009
	Less than 12 months			12 months or longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	($ In Millions)

U. S. government	$5,822	$315	18	$3,008	$703	1
All other governments	38	—	5	—	—	—
States, territories and possessions	106	3	12	30	5	2
Special revenue	12	—	13	—	—	3
Industrial and miscellaneous	2,909	183	531	6,612	1,676	792
Parent, subsidiaries and affiliates	723	55	8	761	248	11

Total	$9,610	$556	587	$10,411	$2,632	809

Note: The unrealized losses in this table include $98 million of losses embedded in the carrying value of bonds. These unrealized losses include $69 million from NAIC category 6 bonds, $12 million reclassified from NAIC 6 for RMBS with ratings obtained from future losses modeling performed by an outside modeler and $17 million from other bonds.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2008
	Less than 12 months			12 months or longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	($ In Millions)

U. S. government	$202	$4	37	$20	$1	28
States, territories and possessions	367	10	29	24	3	1
Special revenue	209	12	36	41	4	9
Industrial and miscellaneous	11,254	1,847	1,327	5,430	2,970	682
Credit tenant loans	58	4	6	—	—	—
Parent, subsidiaries and affiliates	849	249	8	429	293	7

Total	$12,939	$2,126	1,443	$5,944	$3,271	727

Note: The unrealized losses in this table include $84 million of unrealized losses from NAIC category 6 bonds which are embedded in the carrying value of bonds.

For industrial and miscellaneous, the decrease in unrealized loss for the current period, for the less than twelve months category, is due to asset sales, OTTI and market recovery. In addition, the unrealized loss includes a $14 million increase in unrealized losses from NAIC category 6 bonds. For industrial and miscellaneous, the majority of the unrealized losses are due to a reduction in fair value since the bonds were issued, resulting from the decline in the credit markets, liquidity, and other uncertainties that are reflected in current market values. These factors continue to impact the value of residential mortgage-backed securities (“RMBS”) and have now spread to the broader bond market significantly affecting values in leveraged loans and commercial mortgage-backed securities (“CMBS”). Deterioration of underlying collateral, downgrades of credit ratings, or other factors may lead to further declines in value.

As of December 31, 2009, investments in structured and loan-backed securities, including holdings for which an OTTI has not been recognized in earnings and which are in an unrealized loss position, had a fair value of $5,987 million which were in an unrealized loss position of $332 million. These investments in an unrealized loss position greater than 12 months of $1,222 million had a fair value of $4,911 million. These investments were primarily U.S. government and industrial and miscellaneous.

Based on the Company’s policies, as of December 31, 2009 and 2008, the Company has not deemed these investments to be other-than-temporarily impaired because the carrying value of the investments is expected to be realized based on our analysis of fair value or, for loan-backed and structured securities based on present value of cash flows, and the Company has the ability and intent not to sell these investments until recovery, which may be maturity.

The Company did not sell any securities at a loss or in a loss position with the NAIC’s designation 3 or below through the years ended December 31, 2009 or 2008, that were reacquired within 30 days of the sale date.

The Company had assets which were on deposit with government authorities or trustees as required by law in the amount of $44 million as of December 31, 2009 and $43 million as of December 31, 2008.

Residential mortgage-backed exposure

As of December 31, 2009, of the $42,294 million of U.S. government, special revenue, and industrial and miscellaneous bonds, the Company had $5,579 million of RMBS bonds and Collateralized Debt Obligations (“CDOs”) with residential mortgage exposure, of which $2,202 million was prime, $2,324 million was Alt-A and $1,053 million was subprime. As of December 31, 2008, of the $39,188 million of U.S. government, special revenue, and industrial and miscellaneous bonds, the Company had $10,027 million of RMBS bonds and CDOs with residential mortgage exposure, of which $5,400 million was prime, $3,109 million was Alt-A and $1,518 million was subprime. The Alt-A category includes option adjustable rate mortgages, and the subprime category includes “scratch and dent” or reperforming pools,

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

high loan to value pools, and pools where the borrowers have very impaired credit but the average loan to value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

Beginning in 2007, market conditions for Alt-A and subprime investments deteriorated due to higher delinquencies, reduced home prices, and reduced refinancing opportunities. This market turbulence has spread to other credit markets. It is unclear how long it will take for a return to more liquid market conditions.

The actual cost, carrying value and fair value of the Company’s bond investments with significant prime, Alt-A or subprime exposure were as follows:

	December 31, 2009
	Actual Cost	Carrying Value	Fair Value
	(In Millions)
Prime:
Agency	$1,608	$1,667	$1,786
Non Agency	606	535	453

Total prime	2,214	2,202	2,239

Alt-A:
Residential mortgage-backed securities	3,049	2,324	1,528
Collateralized debt obligations	—	—	—

Total Alt-A	3,049	2,324	1,528

Subprime:
Residential mortgage-backed securities	1,335	1,053	865
Collateralized debt obligations	7	—	—

Total subprime	1,342	1,053	865

Total prime, Alt-A and subprime	$6,605	$5,579	$4,632

	December 31, 2008
	Actual Cost	Carrying Value	Fair Value
	(In Millions)
Prime
Agency	$4,322	$4,417	$4,655
Non Agency	1,012	983	702

Total Prime	5,334	5,400	5,357

Alt-A:
Residential mortgage-backed securities	3,778	3,027	1,625
Collateralized debt obligations	88	82	82

Total Alt-A	3,866	3,109	1,707

Subprime:
Residential mortgage-backed securities	1,779	1,517	1,139
Collateralized debt obligations	13	1	1

Total subprime	1,792	1,518	1,140

Total Prime, Alt-A and subprime	$10,992	$10,027	$8,204

Note: The actual cost in these tables is reduced by paydowns.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables show the percentage by statement value of Alt-A and subprime RMBS by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2009 and 2008:

December 31, 2009
Year	AAA	AA	A	BBB	BB and Below	Total
2009	—%	—%	—%	—%	0.1%	0.1%
2008	—	0.2	—	—	—	0.2
2007	0.8	0.1	0.3	0.4	7.3	8.9
2006	2.0	1.7	1.1	3.9	27.4	36.1
2005 and prior	12.6	12.8	5.8	10.8	12.7	54.7

Total	15.4%	14.8%	7.2%	15.1%	47.5%	100.0%

Note: The mandated adjustments to NAIC designations from future loss modeling performed by the outside modeler do not impact the vintage tables.

December 31, 2008
Year	AAA	AA	A	BBB	BB and Below	Total
2008	0.2%	—%	—%	—%	—%	0.2%
2007	5.9	1.3	0.1	0.7	1.7	9.7
2006	32.3	2.3	1.0	0.9	0.9	37.4
2005 and prior	39.9	10.2	1.3	0.9	0.4	52.7

Total	78.3%	13.8%	2.4%	2.5%	3.0%	100.0%

During 2009, there were significant credit downgrades for the securities held by the Company which were backed by residential mortgage pools. The majority of these downgrades occurred during the quarter ended March 31, 2009. Subsequent to December 31, 2009, there were no significant additional downgrades.

The following tables show the percentage by statement value of prime RMBS by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2009 and 2008:

December 31, 2009
Year	AAA	AA	A	BBB	BB and Below	Total
2008	1.0%	—%	—%	—%	—%	1.0%
2007	1.3	—	—	—	1.7	3.0
2006	8.4	—	—	0.2	5.6	14.2
2005 and prior	70.5	5.1	2.3	0.8	3.1	81.8

Total	81.2%	5.1%	2.3%	1.0%	10.4%	100.0%

Note: No loans are held with a 2009 origination date.

December 31, 2008
Year	AAA	AA	A	BBB	BB and Below	Total
2008	3.6%	—%	—%	—%	—%	3.6%
2007	7.0	0.5	—	—	—	7.5
2006	8.6	0.5	0.3	0.1	—	9.5
2005 and prior	78.1	0.9	0.3	0.1	—	79.4

Total	97.3%	1.9%	0.6%	0.2%	—%	100.0%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Leveraged loan exposure

Leveraged loans are loans extended to companies or individuals that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates that are higher than typical loans that reflect the additional risk of default from issuers with high debt-to-equity ratios. The actual cost, carrying value and fair value of the Company’s domestic and European leveraged loans were as follows:

	December 31, 2009
	Actual Cost	Carrying Value	Fair Value
	(In Millions)

Domestic leveraged loans	$1,554	$1,494	$1,430
Domestic leveraged loan CDOs	1,314	1,248	1,084

Total domestic leveraged loans and CDOs	2,868	2,742	2,514

European leveraged loans	1,175	1,039	845

Total leveraged loans and CDOs	$4,043	$3,781	$3,359

	December 31, 2008
	Actual Cost	Carrying Value	Fair Value
	(In Millions)

Domestic leveraged loans	$1,802	$1,728	$1,304
Domestic leveraged loan CDOs	929	881	447

Total domestic leveraged loans and CDOs	2,731	2,609	1,751

European leveraged loans	911	888	388

Total leveraged loans and CDOs	$3,642	$3,497	$2,139

Note: The actual cost in these tables is reduced by paydowns.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance, and the return provided to the borrower from the underlying collateral. These investments had actual cost of $3,221 million and fair value of $3,046 million as of December 31, 2009. These investments had actual cost of $3,422 million and fair value of $2,720 million as of December 31, 2008.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table shows the percentage by statement value of commercial mortgage-backed securities by vintage (representing the year the pool of loans was originated) and nationally recognized credit quality ratings as of December 31, 2009 and 2008:

December 31, 2009
Year	AAA	AA	A	BBB	BB and Below	Total
2008	1.6%	0.7%	0.5%	0.6%	0.4%	3.8%
2007	10.8	0.3	3.5	1.0	—	15.6
2006	23.1	0.4	0.2	—	—	23.7
2005 and prior	51.2	2.4	0.9	1.3	1.1	56.9

Total	86.7%	3.8%	5.1%	2.9%	1.5%	100.0%

Note: No loans are held with a 2009 origination date.

December 31, 2008
Year	AAA	AA	A	BBB	BB and Below	Total
2008	3.1%	0.3%	0.2%	—%	—%	3.6%
2007	14.5	0.2	—	—	—	14.7
2006	22.0	0.3	—	—	—	22.3
2005 and prior	54.1	2.2	0.9	1.2	1.0	59.4

Total	93.7%	3.0%	1.1%	1.2%	1.0%	100.0%

b.	Preferred stocks

The Company held preferred stocks with a carrying value of $128 million and fair value of $138 million as of December 31, 2009. The Company held preferred stocks with a carrying value of $126 million and fair value of $91 million as of December 31, 2008.

As of December 31, 2009 and 2008, the Company had no preferred stock with Alt-A, subprime or prime exposure.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $125 million as of December 31, 2009 and $124 million as of December 31, 2008.

c.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2009	2008
	(In Millions)

Adjusted cost basis	$222	$338
Gross unrealized gains	47	37
Gross unrealized losses	(28)	(110)

Carrying value	$241	$265

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2009, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $29 million in 164 issuers. These holdings were in an unrealized loss position of $28 million, $26 million of which were in an unrealized loss position more than 12 months. As of December 31, 2008, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $137 million in 554 issuers. These holdings were in an unrealized loss position of $110 million, $50 million of which were in an unrealized loss position more than 12 months. Based upon the Company’s impairment review process discussed in Note 2cc.“Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses”, the decline in value of these securities was not considered to be other than temporary as of December 31, 2009 or 2008.

The Company held $1 million of common stocks with exposure to RMBS as of December 31, 2009 and none as of December 31, 2008.

The Company held common stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $178 million as of December 31, 2009 and $67 million as of December 31, 2008.

d.	Common stocks - subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life Insurance Company (“C.M. Life”), a subsidiary which primarily writes fixed and variable annuities and universal life insurance business, and MML Bay State Life Insurance Company (“Bay State”), a subsidiary of C.M. Life which primarily writes variable life and bank owned life insurance business.

Summarized below is combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended December 31,
	2009	2008	2007
	(In Millions)

Total revenue	$1,367	$1,257	$1,088
Net income (loss)	52	(67)	97
Assets	12,516	11,716	13,262
Liabilities	11,640	10,816	12,471
Equity	876	900	791
One of the Company’s wholly owned subsidiaries, MassMutual Holding LLC (“MMHLLC”), is the parent of subsidiaries which include retail and institutional asset management, registered broker dealers, and international life and annuity operations.

Summarized below is U.S. GAAP financial information for MMHLLC:

	As of and for the Years Ended December 31,
	2009	2008	2007
	(In Millions)

Total revenue	$8,109	$201	$6,725
Net income (loss)	161	132	523
Assets	43,828	36,832	43,426
Liabilities	37,500	34,563	40,187
Equity	6,328	2,269	3,239

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The U.S. GAAP equity values of $6,328 million, $2,269 million and $3,239 million in the preceding table consist of MMHLLC statutory carrying values of $2,627 million, $1,185 million and $2,001 million as of December 31, 2009, 2008 and 2007, respectively, plus the carrying value of MMHLLC that is nonadmitted under statutory accounting principles. MMHLLC’s primary investments are in businesses such as its investment in the asset management operations and the related consolidated investment funds of OppenheimerFunds, Inc., Babson Capital Management LLC, Cornerstone Real Estate Advisers, LLC, Baring Asset Management, Inc. and its investment in international life insurance operations in Japan, Hong Kong and Taiwan.

Common stocks of unconsolidated subsidiaries, primarily MMHLLC, are accounted for using the statutory equity method. The Company accounts for the value of its investment in its subsidiary, MMHLLC, at its underlying U.S. GAAP net equity, adjusted for certain nonadmitted and intangible assets. A new guideline requiring U.S. GAAP reporting entities to reclassify noncontrolling interests as part of equity became effective January 1, 2009. As of December 31, 2009, the statutory value of MMHLLC increased by $1,442 million from December 31, 2008. Of this increase, $1,699 million was attributable to the change in the U.S. GAAP equity of MMHLLC as a result of the reclassification of noncontrolling interests as part of equity. The Division has affirmed the statutory recognition of the Company’s application of the noncontrolling interest guidelines in regards to MMHLLC’s equity value. The current statutory carrying amount of MMHLLC, based on its U.S. GAAP equity including noncontrolling interests, remains significantly below its fair value.

Legal matters at the Company’s subsidiaries, to the extent they develop adversely, may have a negative impact on the Company’s investment in MMHLLC. OppenheimerFunds Inc., an indirect subsidiary of MMHLLC, is currently involved in discussions regarding the performance of certain funds within certain states’ respective 529 college tuition savings plans. An accrual representing the amount that management believes is sufficient to cover these matters is included in the valuation of the Company’s investment in MMHLLC. Since 2009, approximately 34 federal lawsuits have been filed as putative class actions in connection with the performance of certain funds distributed and advised by Oppenheimer Acquisition Corporation’s subsidiaries, indirect subsidiaries of MMHLLC. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of these funds contained misrepresentations and omissions, that the investment policies of these funds were not followed, and that these funds and other defendants violated federal securities laws and regulations and certain state laws. The cases have been consolidated into nine groups, one for each of the funds, and are currently pending in federal district court in Colorado. Lead plaintiff and counsel have been appointed in each of the nine groups, and motions to dismiss on behalf of the co-defendants have been filed or will be filed in these actions. The Company believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. Beyond these matters, MMHLLC’s subsidiaries are involved in litigation arising in the ordinary course of the subsidiaries’ businesses. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, because of the uncertainties involved with some of these matters, future revisions to the estimates of the potential liability could materially affect the Company’s financial position.

The Company recognized $71 million of OTTI on affiliated investment funds for the year ended December 31, 2009, of which $6 million is offset by the change in the Company’s non-qualified benefit plan liability. OTTI of $18 million on affiliated investment funds were based on internal models. The Company recognized $40 million of OTTI on affiliated investment funds for the year ended December 31, 2008, $7 million of which were based on internal models.

As of December 31, 2009 and 2008, the Company had no affiliated common stocks for which the transfer of ownership was restricted by contractual requirements.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For C.M. Life, substantially all of the statutory shareholder’s equity of approximately $718 million as of December 31, 2009 was subject to dividend restrictions imposed by various state regulations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

International insurance subsidiaries primarily include operations in Japan, Hong Kong and Taiwan. Historically, the Company has reinvested a substantial portion of its unrestricted earnings in these operations.

In 2009, the Company contributed capital of $60 million to C.M. Life. In 2008, the Company contributed capital of $9 million to its subsidiaries, including MMHLLC.

The Company received $130 million of cash dividends, recorded in net investment income, from MMHLLC through December 2009. The Company received $635 million of cash and cash equivalent dividends from MMHLLC through December 2008. The Company received an $18 million non-cash dividend from MMHLLC in January 2008 for the ownership transfer of Invicta Holdings, LLC from MMHLLC to the Company.

The Company issued debt to MMHLLC and its subsidiaries that amounted to $1,493 million as of December 31, 2009 and 2008. The Company recorded interest income on MMHLLC debt of $91 million, $63 million and $75 million in 2009, 2008 and 2007 respectively.

e.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loan pools. The carrying value of mortgage loans was $11,090 million, net of valuation allowances of $173 million as of December 31, 2009. The carrying value of mortgage loans was $11,876 million, net of valuation allowances of $58 million as of December 31, 2008.

On occasion, the Company advances funds for the payment of taxes, assessments and other amounts such as real estate taxes, legal bills, and appraisals prepared by a designated external appraiser to protect collateral. Typically, advances are made on problem loans for which the Company is in negotiations with the borrower. To the extent that advances are not recoverable, they are written off as a realized loss upon the disposition of the mortgage loan. Taxes, assessments, and other amounts advanced on behalf of a third party, not included in the mortgage loan carrying value total, were less than $1 million as of December 31, 2009 and 2008.

Commercial mortgage loans

The Company’s commercial mortgage loans primarily finance various types of commercial real estate properties throughout the U.S. and Canada. The Company holds commercial mortgage loans for which it is the primary lender and mezzanine loans for which the Company is a secondary lender, often for a commercial property in development. These loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

The following table sets forth the commercial mortgage loan portfolio by property type:

	December 31,
	2009		2008
	Carrying Value	% of Total	Carrying Value	% of Total
	($ In Millions)
Office	$3,317	39%	$3,627	39%
Apartments	2,376	27	2,618	28
Industrial and other	1,698	19	1,643	18
Retail	731	8	727	8
Hotels	647	7	654	7

Total	$8,769	100%	$9,269	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The loan-to-value ratio by property type of the Company’s commercial mortgage loans were as follows:

	December 31, 2009
	Less than 71%	71% to 80%	81% to 90%	91% to 95%	Above 95%	Total
	(In Millions)
Office	$1,081	$485	$817	$288	$646	$3,317
Apartments	605	330	586	201	654	2,376
Industrial and other	397	225	368	308	400	1,698
Retail	320	105	25	6	275	731
Hotels	293	163	—	—	191	647

Total	$2,696	$1,308	$1,796	$803	$2,166	$8,769

	December 31, 2008
	Less than 71%	71% to 80%	81% to 90%	91% to 95%	Above 95%	Total
	(In Millions)
Office	$2,426	$1,003	$138	$60	$—	$3,627
Apartments	1,188	963	151	22	294	2,618
Industrial and other	590	1,035	18	—	—	1,643
Retail	358	284	85	—	—	727
Hotels	603	46	5	—	—	654

Total	$5,165	$3,331	$397	$82	$294	$9,269

Residential mortgage loan pools

Residential mortgage loan pools are pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (“FHA”) and Veterans Administration (“VA”) guarantees. The Company does not originate any residential mortgages but invests in residential mortgage loan pools which may contain mortgages of subprime credit quality. The Company purchases seasoned loan pools, most of which are FHA insured or VA guaranteed. As of December 31, 2009 and 2008, the Company had no direct subprime exposure through the purchases of unsecuritized whole-loan pools. The Company had mortgages with residential mortgage-backed exposure with a carrying value of $2,321 million as of December 31, 2009 and $2,607 million as of December 31, 2008, most of which were FHA insured or VA guaranteed.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amortized cost, carrying value, fair value, and related gross realized losses from other-than-temporary impairments of the Company’s mortgage loans were as follows:

	December 31, 2009			Year Ended December 31, 2009
	Amortized Cost	Carrying Value	Fair Value	Other-Than- Temporary Impairments	Change in Provision for Loan Losses
	(In Millions)
Commercial mortgage loans
Primary lender	$8,743	$8,697	$8,361	$7	$95
Mezzanine loans	127	72	71	56	20

Total commercial mortgage loans	8,870	8,769	8,432	63	115

Residential mortgage loans
FHA and VA guaranteed	2,293	2,293	2,133	—	—
Other residential loans	28	28	28	—	—

Total residential mortgage loans	2,321	2,321	2,161	—	—

Total mortgage loans	$11,191	$11,090	$10,593	$63	$115

Note: As of December 31, 2009, changes in provision for loan losses included $160 million of additions, $42 million of direct write-downs and $3 million of recoveries.

	December 31, 2008			Year Ended December 31, 2008
	Amortized Cost	Carrying Value	Fair Value	Other-Than- Temporary Impairment	Change in Provision for Loan Losses
	(In Millions)
Commercial mortgage loans
Primary lender	$9,158	$9,125	$8,935	$1	$23
Mezzanine loans	180	144	128	—	35

Total commercial mortgage loans	9,338	9,269	9,063	1	58

Residential mortgage loans
FHA and VA guaranteed	2,577	2,577	2,586	—	—
Other residential loans	30	30	31	—	—

Total residential mortgage loans	2,607	2,607	2,617	—	—

Total mortgage loans	$11,945	$11,876	$11,680	$1	$58

Note: As of December 31, 2008, changes in provision for loan losses included $58 million of additions. There were no direct write-downs or recoveries.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2009, scheduled mortgage loan maturities, net of valuation allowances, were as follows (in millions):

2010	$1,061
2011	1,148
2012	1,565
2013	734
2014	832
Thereafter	3,429

Commercial mortgage loans	8,769
Residential mortgage loan pools	2,321

Total mortgage loans	$11,090

As of December 31, 2009 and 2008, mortgage loan lending rates, including fixed and variable, on the portfolio of mortgage loans were:

	December 31, 2009			December 31, 2008
	Low	High	Weighted Average	Low	High	Weighted Average
Commercial mortgage loans	1.0%	12.0%	5.7%	1.9%	10.4%	5.7%
Residential mortgage loan pools	3.6%	13.7%	6.5%	4.0%	13.7%	6.5%
Mezzanine mortgage loans	3.0%	17.0%	8.7%	4.0%	18.0%	10.4%

During the years ended December 31, 2009 and 2008, mortgage loan lending rates, including fixed and variable, on new issues were:

	December 31, 2009			December 31, 2008
	Low	High	Weighted Average	Low	High	Weighted Average
Commercial mortgage loans	1.2%	12.0%	7.5%	1.9%	6.6%	5.5%
Residential mortgage loan pools	—	—	—	5.9%	6.8%	6.4%
Mezzanine mortgage loans	15.0%	15.0%	15.0%	9.0%	12.0%	10.3%

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 89.5% as of December 31, 2009 and 2008. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 97.5% as of December 31, 2009 and 2008.

As of December 31, 2009 and 2008, the Company had no restructured loans. Restructured loans typically have been modified to defer a portion of the contracted interest payments to future periods. No interest was deferred to future periods for the years ended December 31, 2009 or 2008.

As of December 31, 2009, no interest was deferred to future periods from mortgage loans on properties under development and $6 million was deferred for the year ended December 31, 2008.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loans with valuation allowances consisted of the following:

	December 31,
	2009	2008
	(In Millions)

Mortgage loans with valuation allowance	$849	$276
Less valuation allowance on impaired loans	(173)	(58)

Net carrying value of mortgage loans with valuation allowances	$676	$218

Average recorded investment mortgage loans with valuation allowances	$666	$160

There was $47 million in interest income on impaired loans as of December 31, 2009 and no interest income on impaired loans as of December 31, 2008.

There were no mortgage loans with interest more than 180 days past due as of December 31, 2009 or 2008.

The geographic distribution of mortgage loans was as follows:

	December 31,
	2009		2008
	Carrying Value	Average Loan-to-value Ratio	Carrying Value	Average Loan-to-value Ratio
	($In Millions)

California	$2,160	83%	$2,362	69%
Texas	841	79%	998	57%
Massachusetts	613	73%	658	69%
Illinois	510	90%	527	74%
Washington	362	79%	385	71%
Arizona	340	85%	316	67%
All other states	3,358	78%	3,512	62%
Canada	585	74%	511	68%

Total commercial mortgage loans	8,769	80%	9,269	65%
Residential mortgage loan pools	2,321	—	2,607	—

Total mortgage loans	$11,090	80%	$11,876	65%

Note: The All other states in this table consist of 35 states with individual mortgage loan exposures of $338 million or less.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. Surplus was not materially impacted by the geographical concentrations for the years ended December 31, 2009 or 2008.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2009	2008
	(In Millions)

Held for the production of income	$2,008	$1,898
Accumulated depreciation	(779)	(694)
Encumbrances	(277)	(282)

Held for the production of income, net	952	922

Held for sale	27	38

Occupied by the Company	217	215
Accumulated depreciation	(101)	(90)

Occupied by the Company, net	116	125

Total real estate	$1,095	$1,085

The Company invests in real estate as part of its diversified investment strategy. Properties are acquired and managed for net income growth and increasing value. Properties acquired through foreclosure are managed similarly. If a property in the portfolio is underperforming or is not expected to outperform the market in the future it is recommended for sale. Upon management’s approval for the sale of a property it is classified as held for sale. Properties acquired through foreclosure are classified as held for sale.

The carrying value of non-income producing real estate was $31 million as of December 31, 2009, including one residential complex for $25 million, an office complex under renovation for $6 million and two land parcels for less than $1 million. The carrying value of non-income producing real estate was $40 million as of December 31, 2008, including a residential complex for $34 million, an office complex for $6 million, and two land parcels for less than $1 million.

Of the eight properties classified as held for sale as of December 31, 2008, seven single family residences and units of a condominium complex were sold for a net loss of $3 million. One property, a condominium complex, remained classified as held for sale as of December 31, 2009.

Through 2009, nine single family residences were acquired as part of an employee relocation program and classified as held for sale. Of these residences, six were sold for a net loss of $1 million. As of December 31, 2009, the Company held four properties classified as held for sale.

Of the fourteen properties classified as held for sale as of December 31, 2007, five single family residences, two hotels, two office complexes and a parcel of land were sold in 2008 for a net gain of $42 million. Also in 2008, one residential complex was reclassified as held for the production of income.

Through 2008, eight single family residences were acquired as part of an employee relocation program and classified as held for sale. Of these residences, three were sold for a loss of less than $1 million. As of December 31, 2008, the Company held eight properties classified as held for sale.

Depreciation expense on real estate was $94 million, for the year ended December 31, 2009, $89 million for the year ended December 31, 2008, and $87 million for the year ended December 31, 2007.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Partnerships and limited liability companies

Partnership and LLC holdings, at carrying value, had characteristics of:

	December 31,
	2009	2008
	(In Millions)

Common stocks	$2,395	$2,943
Real estate	1,203	1,176
Fixed maturities/preferred stock	814	730
Low income housing tax credits (“LIHTCs”)	211	235
Mortgage loans	140	89
Other	50	47

Total	$4,813	$5,220

Residential mortgage-backed exposure

As of December 31, 2009 and 2008, the Company did not hold any partnerships or LLCs with significant Alt-A or subprime exposure.

Low income housing tax credit properties

The Company invests in partnerships which generate LIHTCs. These investments currently have unexpired tax credits which range from one to ten years and have an initial 15 year holding period requirement.

The OTTI for LIHTC investments were as follows:

	Years Ended December 31,
	2009	2008
	(In Millions)

NHT XXV Tax Credit Fund LP	$3	$—
Boston Financial Equity Tax Credit I	1	—
Countryside Corp Tax 3	1	—
Boston Capital Corp Tax X	1	—
Countryside Corp Tax V	1	—
Countryside VI	1	—
Raymond James Gateway II	1	—
Raymond James XXVII LP	1	—
Citi GTCG IV	1	—
Boston Financial Equity Tax Credit III	—	2
MM Guilford Fund	—	1

Total	$11	$3

There were no write-downs or reclassifications made during the years ended December 31, 2009 or 2008 due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTCs currently subject to regulatory review.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Net investment income

Net investment income was derived from the following sources:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)

Bonds	$2,349	$2,435	$2,448
Preferred stocks	4	6	18
Common stocks - subsidiaries and affiliates	136	660	390
Common stocks - unaffiliated	5	27	52
Mortgage loans	665	712	702
Policy loans	681	657	606
Real estate	163	213	221
Partnerships and LLCs	244	290	445
Derivatives	202	253	139
Cash, cash equivalents and short-term investments	13	74	89
Other	4	14	18

Subtotal investment income	4,466	5,341	5,128
Amortization of the IMR	28	(37)	(24)
Net gains (losses) from separate accounts	(1)	2	—
Less investment expenses	(422)	(443)	(487)

Net investment income	$4,071	$4,863	$4,617

i.	Net realized capital gains and losses

Net realized capital gains (losses) were comprised of the following:

	Year Ended December 31, 2009
	Realized Gains	Realized Losses	OTTI	Net Realized Gains / Losses
	(In Millions)

Bonds	$420	$(130)	$(613)	$(323)
Preferred stocks	5	—	—	5
Common stocks - subsidiaries and affiliates	14	(4)	(71)	(61)
Common stocks - unaffiliated	116	(20)	(67)	29
Mortgage loans	—	(18)	(63)	(81)
Real estate	—	(4)	—	(4)
Partnerships and LLCs	—	—	(251)	(251)
Derivatives and other	598	(838)	—	(240)

	$1,153	$(1,014)	$(1,065)	(926)

Federal and state taxes				131

Net realized capital gains (losses) before deferral to the IMR				(795)

Net (gains) losses deferred to the IMR				(308)
Less taxes				242

Net after tax (gains) losses deferred to the IMR				(66)

Net realized capital gains (losses)				$(861)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended December 31, 2008
	Realized Gains	Realized Losses	OTTI	Net Realized Gains / Losses
	(In Millions)

Bonds	$684	$(431)	$(1,018)	$(765)
Preferred stocks	2	(10)	(36)	(44)
Common stocks - subsidiaries and affiliates	20	(53)	(69)	(102)
Common stocks - unaffiliated	105	(86)	(34)	(15)
Mortgage loans	15	(10)	(1)	4
Real estate	53	(12)	—	41
Partnerships and LLCs	18	(1)	(397)	(380)
Derivatives and other	976	(683)	(55)	238

	$1,873	$(1,286)	$(1,610)	(1,023)

Federal and state taxes				29

Net realized capital gains (losses) before deferral to the IMR				(994)

Net (gains) losses deferred to the IMR				(361)
Less taxes				122

Net after tax (gains) losses deferred to the IMR				(239)

Net realized capital gains (losses)				$(1,233)

	Year Ended December 31, 2007
	Realized Gains	Realized Losses	OTTI	Net Realized Gains / Losses
	(In Millions)

Bonds	$95	$(43)	$(504)	$(452)
Preferred stocks	5	—	(24)	(19)
Common stocks - subsidiaries and affiliates	21	(17)	—	4
Common stocks - unaffiliated	184	(39)	(38)	107
Mortgage loans	17	(23)	—	(6)
Real estate	208	(17)	—	191
Partnerships and LLCs	9	—	(98)	(89)
Derivatives and other	109	(256)	(15)	(162)

	$648	$(395)	$(679)	(426)

Federal and state taxes				(45)

Net realized capital gains (losses) before deferral to the IMR				(471)

Net (gains) losses deferred to the IMR				31
Less taxes				9

Net after tax (gains) losses deferred to the IMR				40

Net realized capital gains (losses)				$(431)

Portions of realized capital gains and losses, which were determined to be interest related, were deferred into the IMR. The IMR balance was a liability of $37 million as of December 31, 2009 and a liability of $5 million as of December 31, 2008.

Refer to Note 2v. “Interest maintenance reserve” for information on the Company’s policy for IMR.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bond impairments were comprised of the following:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Structured and loan-backed securities
Alt-A RMBS	$(202)	$(579)	$(205)
Alt-A CDOs	(2)	(19)	(97)
Subprime RMBS	(123)	(151)	(123)
Subprime CDOs	—	(4)	(23)
Prime RMBS	(34)	(23)	—
All other CDOs	(22)	(30)	(17)
CMBS	(1)	(2)	(3)

Total structured and loan-backed securities	(384)	(808)	(468)

Leveraged loans
Domestic leveraged loans	(52)	(56)	(3)
European leveraged loans	(89)	(51)	—

Total leveraged loans	(141)	(107)	(3)

Corporate bonds	(88)	(103)	(33)

Total bonds	$(613)	$(1,018)	$(504)

Of the $613 million of OTTI for the year ended December 31, 2009, 62% were determined using internally developed models. Of the $1,018 million of OTTI for the year ended December 31, 2008, 30% were determined using internally developed models.

Loan-backed and structured securities

For the first two quarters of 2009, statutory OTTI of structured and other loan-backed securities were based on undiscounted cash flow models which produced $173 million of impairments, significantly less than impairing to fair value which was the method used in the first two quarters of 2008. As discussed in Note 3 “New accounting standards,” the Company adopted a new accounting standard for determining whether or not an impairment is other than temporary for structured and loan-backed securities. The effect of adopting the new standard, as of July 1, 2009, was a $107 million decrease in the book value of the associated bonds. This adjustment was recorded in surplus as a cumulative effect of an accounting change, with an offsetting tax adjustment of $37 million and a corresponding adjustment to AVR of under $1 million.

The following table contains loan-backed and structured securities that recognized OTTI, through the six months ended December 31, 2009 as described in Note 2cc. “Realized capital gains and losses including other-than-temporary impairments and unrealized capital gains and losses,” classified on the following bases for recognizing OTTI (in millions):

Period from July 1, 2009 through December 31, 2009

Reason for impairment	OTTI

Intent to sell	$—
Inability or lack of intent to retain for a period of time sufficient to recover amortized cost basis	—
Present value of cash flows expected to be collected than amortized cost basis	(203)

Total	$(203)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Refer to Note 22 “Impairment listing for loan-backed and structured securities” for CUSIP level detail of impaired structured securities (present value of cash flows is less than cost or amortized cost), including securities with a recognized OTTI for noninterest related declines for which a nonrecognized interest related impairment remains.

j.	Securities sold under agreements to repurchase

The Company had securities sold under agreements to repurchase with total carrying values of $3,439 million as of December 31, 2009 and $3,414 million as of December 31, 2008. As of December 31, 2009, the maturities of these agreements were January 5, 2010 through February 18, 2010 and the interest rates ranged from 0.1% to 0.2%. The outstanding amounts were collateralized by bonds with a fair value of $3,396 million as of December 31, 2009 and $3,460 million as of December 31, 2008.

k.	Derivative financial instruments

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investment positions. These combined investments are created opportunistically when they are economically more attractive than the replicated instrument or when the replicated instruments are unavailable. The Company held synthetic assets, which were considered replicated asset transactions as defined under statutory accounting principles, of $90 million as of December 31, 2009 and $140 million as of December 31, 2008. The Company’s derivative strategy employs a variety of derivative financial instruments, including interest rate swaps, currency swaps, equity and credit default swaps, options, interest rate caps and floors, forward contracts, and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not designated in hedging relationships; therefore, as allowed by accounting rules, the Company specifically and intentionally made the decision not to apply hedge accounting.

Under interest rate swaps, the Company agrees, at specified intervals, to an exchange of variable rate and fixed rate interest payments calculated by reference to an agreed upon notional principal amount. Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Interest rate swaps are primarily utilized to more closely match the interest rate cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments.

Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company utilizes currency swaps for the purpose of managing currency exchange risks in its assets.

Credit default swaps involve a transfer of the credit risk of fixed income instruments from one party to another in exchange for periodic premium payments. The buyer of the credit swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the underlying security. This transfers the risk of default from the buyer of the swap to the seller. If a specified credit event occurs, as defined by the agreement, the seller is obligated to pay the counterparty the contractually agreed upon amount and receives in return the underlying security in an amount equal to the notional value of the credit default swap. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy. The Company does not write credit default swaps as a participant in the credit insurance market but does sell swaps to generate returns consistent with bond returns when the actual bond is not available or the market price is more expensive.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company uses credit default swaps to either reduce exposure to particular issuers by buying protection or increase exposure to issuers by selling protection against specified credit events. The Company buys protection as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells protection to enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market or to enter into synthetic transactions by buying a high quality liquid bond to match against the credit default swap.

Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter into an interest rate swap at a future date. The Company purchases these options in order to protect against undesirable financial effects resulting from interest rate exposures that exist in its assets and/or liabilities.

Interest rate cap agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with an increase in a reference rate or index in return for a premium. Interest rate floor agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with a decline in a reference rate or index in return for a premium. The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company’s loss in this environment. These derivative instruments are used to reduce the duration risk of fixed maturity investments to match certain life insurance products in accordance with the Company’s asset and liability management policy.

The Company utilizes certain other agreements including forward contracts and financial futures to reduce exposures to various risks. Forward contracts and financial futures are used by the Company to manage market risks relating to interest rates. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange is agreed upon at the time of the contract. The Company also uses “to be announced” (“TBAs”) forward contracts to participate in the investment return on mortgage-backed securities. The Company believes that TBAs can provide a more liquid and cost effective method of participating in the investment return on mortgage-backed securities than purchasing or selling individual mortgage-backed pools. Typically, the price is agreed upon at the time of the contract and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus accounts for these TBAs as derivatives. TBAs which settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions.

The Company’s principal derivative market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the rating on the counterparty’s long term, unsecured, unsubordinated debt. Additionally, in many instances, the Company enters into agreements with counterparties that allow for contracts in a positive position, where the Company is due amounts, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s exposure. Collateral pledged by the counterparties was $2,175 million as of December 31, 2009 and $3,158 million as of December 31, 2008. Market value exposure at risk, in a net gain position, net of offsets and collateral, was $229 million as of December 31, 2009 and $188 million as of December 31, 2008 based on NAIC prescribed rules. The Company’s net amount at risk including interest on collateral on the full market value used to settle with counterparties was $65 million as of December 31, 2009 and $115 million as of December 31, 2008. Negative values in the carrying value of a particular derivative category can result from a counterparty’s right to offset positions in multiple derivative financial instruments. The Company regularly monitors counterparty credit ratings and exposures, derivative positions and valuations, and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized. The Company monitors this exposure as part of its management of the Company’s overall credit exposures.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables summarize the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2009
	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)

Interest rate swaps	$1,890	$46,506	$92	$3,238
Currency swaps	113	972	80	622
Options	335	7,657	(46)	740
Asset and credit default swaps	52	1,064	—	68
Interest rate caps and floors	3	340	—	—
Forward contracts	1	1,445	(10)	1,751
Financial futures - long positions	—	420	—	—

Total	$2,394	$58,404	$116	$6,419

	December 31, 2008
	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)

Interest rate swaps	$2,068	$34,204	$405	$3,706
Currency swaps	237	1,170	35	629
Options	1,146	5,708	(81)	752
Asset, equity and credit default swaps	87	817	(7)	89
Interest rate caps and floors	3	750	—	—
Forward contracts	6	1,459	28	1,089
Financial futures - long positions	—	517	—	—
Financial futures - short positions	—	93	—	—

Total	$3,547	$44,718	$380	$6,265

Notional amounts do not represent amounts exchanged by the parties and thus are not a measure of the Company’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices, or financial and other indices.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the Company’s notional amounts by contractual maturity and type of derivative:

	One year or less	One through five years	Five through ten years	After ten years	December 31,
					2009	2008
					Total	Total
	(In Millions)

Interest rate swaps	$11,926	$7,927	$9,630	$20,261	$49,744	$37,910
Currency swaps	82	1,059	429	24	1,594	1,799
Options	—	502	675	7,220	8,397	6,460
Other derivatives	3,732	817	239	300	5,088	4,814

Total	$15,740	$10,305	$10,973	$27,805	$64,823	$50,983

The following table represents the Company’s net notional interest rate swap positions:

	December 31,
	2009	2008
	(In Millions)

Open interest rate swaps in a fixed receive position	$19,920	$18,511
Open interest rate swaps in a fixed pay position	22,578	17,414
Other interest related swaps	7,246	1,985

Total interest rate swaps	$49,744	$37,910

The following tables summarize the Company’s change in net realized gains (losses) on closed contracts and change in unrealized gains (losses) on the mark to market of open contracts by derivative type:

	December 31, 2009
	Change In Net Realized Gains (Losses) Closed Contracts	Change In Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$(70)	$135
Currency swaps	67	(169)
Asset, equity and credit default swaps	12	(69)
Options	(32)	(836)
Interest rate caps and floors	—	1
Forward contracts	63	32
Financial futures - long positions	(39)	—
Financial futures - short positions	(168)	—

Total	$(167)	$(906)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2008
	Change In Net Realized Gains (Losses) Closed Contracts	Change In Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$63	$749
Currency swaps	(37)	180
Asset, equity and credit default swaps	93	58
Options	(15)	945
Interest rate caps and floors	—	1
Forward contracts	94	(15)
Financial futures - long positions	49	—
Financial futures - short positions	53	—

Total	$300	$1,918

	December 31, 2007
	Change In Net Realized Gains (Losses) Closed Contracts	Change In Unrealized Gains (Losses) Mark-to-Market Open Contracts

	(In Millions)

Interest rate swaps	$(40)	$338
Currency swaps	(18)	(97)
Asset, equity and credit default swaps	—	42
Options	(41)	28
Forward contracts	(7)	2
Financial futures - long positions	(4)	—
Financial futures - short positions	(30)	—

Total	$(140)	$313

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Fair value of financial instruments

The following fair value disclosure summarizes the Company’s financial instruments:

	December 31,
	2009		2008
	Carrying Value	Fair Value	Carrying Value	Fair Value

	(In Millions)

Financial assets:
Bonds	$46,722	$45,373	$45,165	$42,511
Preferred stocks	128	138	126	91
Common stocks - unaffiliated	241	241	265	265
Mortgage loans	11,090	10,593	11,876	11,680
Policy loans	8,486	10,435	8,885	10,839
Derivative financial instruments	2,394	2,394	3,547	3,547
Cash, cash equivalents and short-term investments	2,251	2,251	2,621	2,621

Financial liabilities:
Derivative financial instruments	$116	$116	$380	$380
Commercial paper	250	250	250	250
Securities sold under agreements to repurchase	3,439	3,439	3,414	3,414
Funding agreements	1,525	1,599	2,632	2,691
Investment-type insurance contracts:
Group annuity investment contracts	6,953	7,317	7,202	7,233
Individual annuity investment contracts	3,391	3,437	2,461	2,519
Guaranteed investment contracts	26	27	325	329
Supplementary investment contracts	1,020	1,021	1,010	1,010

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts.

Level 3 bonds as defined below were 25.0% of the total fair value of bonds as of December 31, 2009 and 28.5% as of December 31, 2008.

The average fair value of outstanding derivative financial instrument assets over the course of the year was $2,971 million in 2009 and $2,457 million in 2008. The average fair value of outstanding derivative financial instrument liabilities over the course of the year was $248 million in 2009 and $243 million in 2008.

Fair value hierarchy

The Company’s valuation techniques are based upon observable and unobservable pricing inputs. Observable inputs reflect market data obtained from independent sources based on trades of securities, while unobservable inputs reflect the Company’s market assumptions. These inputs comprise the following fair value hierarchy:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets and liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quotable market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quotable prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in an inactive market. Investments which are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs that are not directly observable or correlated with observable market data. Typical inputs which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings, benchmark yields such as the London Inter-bank Offering Rate, cash flow estimates and earnings before interest, taxes depreciation and amortization estimates. Investments which are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The fair value for investment-type insurance contracts and funding agreements is determined as follows:

The fair value of group annuity investment contracts is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay's Aggregate Bond Index and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity investment and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the market value. For contracts with longer durations, GICs, Funding Agreements, and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Participating annuities are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. Nonparticipating deferred annuities are valued using cash flow projections from the Company’s asset-liability management analysis.

The fair value of short-term debt instruments, a maturity less than 30 days, is assumed to be equal to the book value. The Company generally uses unadjusted quotable market prices from independent brokers, when available, to determine the fair value of debt instruments with a maturity greater than 30 days. The fair value of real estate encumbrances is determined by discounting the future contractual cash flows plus any final balloon payment to the present value using a current market interest rate.

For the year ended December 31, 2009, there were no significant changes to the Company’s valuation techniques.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Assets that are carried at fair value on a recurring basis are marked to market at regular intervals and exclude NAIC category 6 rated bonds. The following tables present the Company’s financial instruments carried at fair value on a recurring basis:

	December 31, 2009
	Level 1	Level 2	Level 3	Netting (1)	Total
	(In Millions)

Financial assets:
Preferred stocks NAIC 4-6	$—	$3	$12	$—	$15
Common stocks - unaffiliated	61	24	156	—	241
Common stocks - subs and affiliates (2)	—	209	64	—	273
Derivative financial instruments	—	3,398	1	(1,005)	2,394
Cash equivalents and short-term investments	—	1,789	—	—	1,789
Separate account assets (3)	29,284	6,858	645	—	36,787

Total financial assets carried at fair value	$29,345	$12,281	$878	$(1,005)	$41,499

Financial liabilities:
Derivative financial instruments	$—	$1,119	$2	$(1,005)	$116

Total financial liabilities carried at fair value	$—	$1,119	$2	$(1,005)	$116

(1)

Netting adjustments represent offsetting positions that may exist under a master-netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)	Common stocks – subs and affiliates does not include $2,627 million of MMHLLC equity value and $718 million of C.M. Life equity value.
(3)	$425 million of book value separate account assets and $554 million of market value separate account assets are not carried at fair value and therefore, not included in this table.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2008
	Level 1	Level 2	Level 3	Netting (1)	Total
	(In Millions)

Financial assets:
Preferred stocks NAIC 4-6	$—	$—	$7	$—	$7
Common stocks - unaffiliated	196	2	67	—	265
Common stocks - subs and affiliates (2)	—	182	125	—	307
Derivative financial instruments	—	6,459	8	(2,920)	3,547
Cash equivalents and short-term investments	—	1,556	—	—	1,556
Separate account assets (3)	22,721	6,738	356	—	29,815

Total financial assets carried at fair value	$22,917	$14,937	$563	$(2,920)	$35,497

Financial liabilities:
Derivative financial instruments	$—	$3,295	$5	$(2,920)	$380

Total financial liabilities carried at fair value	$—	$3,295	$5	$(2,920)	$380

(1)

Netting adjustments represent offsetting positions that may exist under a master-netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)	Common stocks – subs and affiliates does not include $1,185 million of MMHLLC equity value and $708 million of C.M. Life equity value.
(3)	Book value separate account assets of $665 million and market value separate account assets of $469 million are not carried at fair value and therefore, not included in this table.

Assets that are carried at fair value on a non-recurring basis are marked to market at the time of a specified event. The following tables present the Company’s bonds designated as NAIC category 6 which are carried at fair value on a non-recurring basis:

	December 31, 2009
	Level 1	Level 2	Level 3	Total
	(In Millions)

Bonds NAIC 6:
Industrial and miscellaneous	$—	$51	$90	$141
Parents, subsidiaries and affiliates	—	2	12	14

Total assets carried at fair value on a non-recurring basis	$—	$53	$102	$155

	December 31, 2008
	Level 1	Level 2	Level 3	Total
	(In Millions)
Bonds NAIC 6:
Industrial and miscellaneous	$—	$33	$92	$125
Credit tenant loans	—	—	1	1

Total assets carried at fair value on a non-recurring basis	$—	$33	$93	$126

Note: Bonds in these tables include NAIC category 6 bonds that are carried at the lower of amortized cost or market or fair value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables present changes in the Company’s Level 3 financial instruments which are carried at fair value on a recurring basis, excluding NAIC category 6 rated bonds:

	Balance 12/31/2008	Gains and (losses) in net income	Gains and (losses) in surplus	Acquisitions and dispositions	Transfers into (out of) Level 3	Balance 12/31/2009

	(In Millions)

Financial assets:
Preferred stocks NAIC 4-6	$7	$2	$6	$(3)	$—	$12
Common stocks - unaffiliated	67	—	13	90	(14)	156
Common stocks - subs and affiliates	125	(6)	6	(45)	(16)	64
Derivative financial instruments	8	(7)				1
Separate account assets	356	(30)	76	146	97	645

Total financial assets carried at fair value	$563	$(41)	$101	$188	$67	$878

Financial liabilities:
Derivative financial instruments	$5	$(3)	$—	$—	$—	$2

Total financial liabilities carried at fair value	$5	$(3)	$—	$—	$—	$2

	Balance 12/31/2007	Gains and (losses) in net income	Gains and (losses) in surplus	Acquisitions and dispositions	Transfers into (out of) Level 3	Balance 12/31/2008

	(In Millions)

Financial assets:
Preferred Stocks NAIC 4-6	$23	$(7)	$3	$(7)	$(5)	$7
Common stocks - unaffiliated	152	37	(75)	(48)	1	67
Common stocks - subs and affiliates	952	(71)	(739)	(17)	—	125
Derivative financial instruments	7	1	—	—	—	8
Cash equivalents and short-term investments	—	4	—	(4)	—	—
Separate account assets	455	(3)	(71)	(3)	(22)	356

Total financial assets carried at fair value	$1,589	$(39)	$(882)	$(79)	$(26)	$563

Financial liabilities:
Derivative financial instruments	$3	$2	$—	$—	$—	$5

Total financial liabilities carried at fair value	$3	$2	$—	$—	$—	$5

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.	Fixed assets

The Company’s fixed assets, admitted and nonadmitted, are comprised primarily of internally developed and purchased software, operating software, electronic data processing equipment, office equipment and furniture. The following summarizes fixed assets:

	December 31, 2009		Year Ended December 31, 2009
	Carrying Amount	Accumulated Depreciation	Depreciation

	(In Millions)

Data processing	$15	$68	$8
Workstations	2	30	2
Connectivity	3	39	3

Subtotal EDP	20	137	13

Internally developed software	60	164	31
Leasehold improvements	9	14	2
Furniture	2	65	9
Other	1	1	—

Total fixed assets	$92	$381	$55

	December 31, 2008		Year Ended December 31, 2008
	Carrying Amount	Accumulated Depreciation	Depreciation

	(In Millions)

Data processing	$11	$60	$7
Workstations	3	29	2
Connectivity	5	36	5

Subtotal EDP	19	125	14

Internally developed software	171	206	24
Leasehold improvements	8	13	2
Furniture	25	85	10
Other	1	1	—

Total fixed assets	$224	$430	$50

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2007		Year Ended December 31, 2007
	Carrying Amount	Accumulated Depreciation	Depreciation

	(In Millions)
Data processing	$11	$53	$7
Workstations	4	29	2
Connectivity	8	32	5

Subtotal EDP	23	114	14

Internally developed software	139	191	22
Leasehold improvements	8	10	2
Furniture	26	75	10
Other	—	2	—

Total fixed assets	$196	$392	$48

7.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The table below summarizes the deferred and uncollected life insurance premium on a gross basis as well as net of loading.

	December 31,
	2009		2008
	Gross	Net	Gross	Net
	(In Millions)
Ordinary new business	$58	$23	$55	$24
Ordinary renewal	528	580	521	573
Group life	16	16	15	15

Total	$602	$619	$591	$612

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Refer to Note 2r. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Surplus notes

The following table summarizes the surplus notes issued and outstanding as of December 31, 2009:

Issue Year	Face Amount	Carrying Value	Interest Rate	Maturity Date
($ In Millions)
1993	$250	$250	7.625%	2023
1994	100	100	7.500%	2024
2003	250	249	5.625%	2033
2009	750	740	8.875%	2039

Total	$1,350	$1,339

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Commonwealth of Massachusetts Division of Insurance (the “Division”). Surplus notes are included in surplus on the Statutory Statements of Financial Position.

All payments of interest and principal are subject to the prior approval of the Division. Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023, and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003 and 2009. Scheduled interest on the notes issued in 2003 and 1993 is payable on May 15 and November 15 of each year to holders of record on the preceding May 1 or November 1, respectively. Scheduled interest on the note issued in 1994 is payable on March 1 and September 1 of each year to holders of record on the preceding February 15 or August 15, respectively. Scheduled interest on the note issued in 2009 is payable on June 1 and December 1 of each year to holders of record on the preceding May 15 and November 15, respectively. Interest expense is not recorded until approval for payment is received from the Division. Through December 31, 2009, the unapproved interest was $12 million. As of December 31, 2009, the Company has paid cumulative interest of $546 million on surplus notes. Interest of $74 million, $41 million and $41 million was approved and paid during the years ended December 31, 2009, 2008 and 2007, respectively.

9.	Related party transactions

The following transactions are between the Company and related parties.

The Company provided short-term financing to five affiliated investment funds as of December 31, 2007 by entering into contracts for securities purchased under agreement to resell. As of December 31, 2007, the total carrying value in these contracts was $1,151 million. In 2008, the Company took possession of securities that collateralized certain of these contracts as the agreements unwound, resulting in a decrease in these contracts of $762 million and an increase in bonds.

As of December 31, 2009 and 2008, the Company reported $27 million and $47 million, respectively, as amounts due from subsidiaries and affiliates and $15 million and $35 million, respectively, as amounts due to subsidiaries and affiliates. Terms require settlement of these amounts within 30 to 90 days.

The Company has an outstanding amount due to Cornerstone Real Estate Advisers, LLC of $5 million. The note matures December 31, 2011. Interest is payable semi-annually in arrears at a 3.5% interest rate as of December 31, 2009. Interest accrued and paid was less than $1 million for the years ended December 31, 2009, 2008 and 2007.

The Company has modified coinsurance (“Modco”) agreements with its unconsolidated Japanese affiliate, MassMutual Life Insurance Company, on certain life insurance products. Under these Modco agreements, the Company is the reinsurer and the Japanese affiliate retains the reserve and associated assets on

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

traditional individual life insurance policies. The predominant contract types are whole life, endowments and term insurance. The Modco agreements are used to allow the Japanese affiliate to keep control of the investment and management of the assets supporting the reserves. The Modco adjustment is the mechanism by which the Company funds the reserve on the reinsured portion of the risk. It is needed to adjust for the financial effect of the Japanese affiliate holding the reserves on the ceded coverage rather than the Company. The net amounts due from the Japanese affiliate were $2 million as of December 31, 2009 and 2008. These outstanding balances are due and payable within 90 days.

The following table summarizes the related party reinsurance transactions between the Company and the Japanese affiliate:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Premium assumed	$33	$43	$47
Modified coinsurance adjustments, included in fees and other income (expense)	47	17	(6)
Expense allowances on reinsurance assumed, included in fees and other income (expense)	(3)	(4)	(5)
Policyholders’ benefits	(69)	(50)	(31)

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, Bay State, including stop-loss, coinsurance, Modco and yearly renewable term agreements on life insurance products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies. As of December 31, 2009 and 2008, the amounts due to C.M. Life and Bay State were $7 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes reinsurance transactions for these agreements:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Premium assumed	$88	$97	$100
Modified coinsurance adjustments, included in fees and other income (expense)	38	49	51
Expense allowances on reinsurance assumed, included in fees and other income (expense)	(25)	(26)	(25)
Policyholders’ benefits	(107)	(91)	(97)
Experience refunds paid	(1)	(4)	(9)

The Company has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. The majority of these fees were from C.M. Life, which accounted for $74 million in 2009, $72 million in 2008 and $79 million in 2007.

The Company has agreements with its subsidiaries and affiliates, including OppenheimerFunds, Inc., where the Company receives revenue for certain recordkeeping and other services that the Company provides to customers who select, as investment options, mutual funds managed by these affiliates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has agreements with its subsidiaries, Babson Capital Management LLC (“Babson Capital”) and Cornerstone Real Estate Advisors, LLC, which provide investment advisory services to the Company.

The following table summarizes the transactions between the Company and the related parties

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Fee income:
Management and service contracts and cost-sharing arrangements	$163	$182	$170
Recordkeeping and other services	30	23	25
Fee expense:
Investment advisory services	131	135	175
Employee benefit plans administrative services	—	9	11

MassMutual Benefits Management, Inc. (“MMBMI”), a wholly owned subsidiary of MassMutual Holding LLC (“MMHLLC”) which held the obligation to pay the Company’s other postretirement benefits was liquidated on August 31, 2009. This liquidation resulted in an increase to surplus of $105 million in 2009 related to deferred tax assets.

The Company participates in variable annuity exchange programs with its subsidiary, C.M. Life (including Bay State) where certain variable annuity contract holders of MassMutual, C.M. Life or Bay State can make a nontaxable exchange of their contract for an enhanced variable annuity contract of MassMutual or C.M. Life. The Company recorded premium income of $24 million, $115 million and $90 million, and surrender benefits of $2 million, $2 million and $8 million in 2009, 2008 and 2007, respectively, related to these exchange programs. C.M. Life recorded premium income of $2 million, $2 million and $8 million and surrender benefits of $24 million, $114 million and $90 million in 2009, 2008 and 2007, respectively, related to these exchange programs. The Company has an agreement with C.M. Life to compensate them or to be compensated for the lost revenue associated with the exchange of contracts that are within the surrender charge period. As a result of these exchanges, the Company has paid net commissions to C.M. Life of less than $1 million for the years ended December 31, 2009 and 2008 and $1 million for the year ended December 31, 2007.

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 17f. “Commitments” for information on the Company’s accounting policies regarding these related party commitments.

As of and for the year ended December 31, 2008, goodwill and other intangible assets of approximately $150 million were written off in the financial statements of Tremont Group Holdings, Inc., a wholly owned subsidiary of Oppenheimer Acquisition Corporation and an indirect subsidiary of the Company.

10.	Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company reinsures a portion of its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement. The Company also reinsures a portion of its disability and long-term care business. The amounts reinsured are on a yearly renewable term, coinsurance or modified coinsurance basis.

Refer to Note 9 “Related party transactions” for more information about the Company’s affiliated reinsurance transactions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, and which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2009, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $1,766 million assuming no return of the assets backing these reserves from the reinsurer to the Company.

Reinsurance amounts included in the Statutory Statements of Income (Loss) were as follows:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Direct premium	$12,910	$13,709	$13,251
Premium assumed	122	138	140
Less: Premium ceded	(640)	(609)	(554)

Total net premium	$12,392	$13,238	$12,837

Reinsurance recoveries
Assumed	$(66)	$(69)	$(66)
Ceded	372	313	260

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2009	2008
	(In Millions)
Reinsurance reserves
Assumed	$732	$719
Ceded	(2,003)	(1,794)
Amounts recoverable from reinsurers
Assumed	(20)	(22)
Ceded	121	100

Reinsurance reserves ceded include $1,418 million and $1,309 million associated with life insurance policies as of December 31, 2009 and 2008, respectively. The remaining balance as of December 31, 2009 includes $488 million for long-term care, $80 million for disability and $17 million for group life and health. The remaining balance as of December 31, 2008 includes $381 million for long-term care, $86 million for disability and $18 million for group life and health.

As of December 31, 2009, one reinsurer accounted for 35% of the outstanding reinsurance recoverable and the next largest reinsurer had 16% of the balance. The Company believes that no exposure to a single reinsurer represents an inappropriate concentration of risk to the Company, nor is the Company’s business substantially dependent upon any single reinsurer.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

11.	Policyholders’ liabilities

a.	Policyholders’ reserves

The following table summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2009				2008
	Amount	Interest Rates			Amount	Interest Rates
	( $ In Millions)
Individual life	$33,372	2.5%	-	6.0%	$32,317	2.5%	-	6.0%
Group life	9,253	2.5%	-	4.5%	9,946	2.5%	-	4.5%
Group annuities	9,109	2.3%	-	11.3%	9,156	2.3%	-	11.3%
Individual annuities	4,772	2.3%	-	11.3%	3,758	2.3%	-	11.3%
Individual universal and variable life	2,851	3.5%	-	6.0%	2,553	3.5%	-	6.0%
Disabled life claim reserves	1,825	3.5%	-	6.0%	1,781	3.5%	-	6.0%
Disability active life reserves	574	3.5%	-	6.0%	576	3.5%	-	6.0%
Other	171	2.5%	-	4.5%	158	2.5%	-	4.5%
Guaranteed investment contracts	26	4.0%	-	13.0%	325	3.0%	-	13.0%

Total	$61,953				$60,570

Individual life includes whole life and term insurance. Group life includes corporate owned life insurance, bank owned life insurance, group universal life, group variable universal life and private client group products. Group annuities include group annuities and single premium annuity contracts. Individual annuities include individual annuity contracts and structured settlements. Individual universal and variable life products include universal life, variable life and long-term care products. Disabled life claim reserves include disability income and long-term care contracts that have been incurred but not reported. Disability active life reserves include disability income and long-term care contracts that have been reported. Other is comprised of disability life and accidental death insurance.

b.	Liabilities for deposit-type contracts

The following table summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2009				2008
	Amount	Interest Rates			Amount	Interest Rates
	( $ In Millions)
Funding agreements	$1,525	0.4%	-	10.2%	$2,632	0.4%	-	10.2%
Dividend accumulations	594	3.4%	-	4.8%	600	4.3%	-	4.9%
Supplementary contracts	576	0.3%	-	8.0%	576	0.3%	-	8.0%
Other	114	4.0%	-	8.0%	113	4.0%	-	8.0%

Total	$2,809				$3,921

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Funding agreements are investment contracts sold to domestic and international institutional investors. The terms of the funding agreements do not give the holder the right to terminate the contract prior to the contractually stated maturity date. No funding agreements have been issued with put provisions or ratings-sensitive triggers. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes. Assets received for funding agreements may be invested in either the general investments of the Company or in a separate account. As of December 31, 2009 and 2008, respectively, funding agreement balances in the general investments of the Company totaled $1,525 million and $2,632 million, consisting of $1,496 million and $2,595 million in note programs and $29 million and $37 million in various other agreements.

Under most of the Company’s funding agreement programs, the Company creates an investment vehicle or trust for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these unconsolidated affiliates are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes were issued from the Company’s $2 billion European Medium-Term Note Program, with approximately $476 million remaining in run-off, and are now issued from its $8 billion Global Medium-Term Note Program.

As of December 31, 2009, the Company’s funding agreement balances by maturity year were as follows (in millions):

2010	$505
2011	2
2012	313
2013	348
Thereafter	357

Total	$1,525

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of paying claims made under individual disability and long-term care policies written by the Company. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that past experience is an appropriate indicator of future events, and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon currently known facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the disabled life unpaid claims and claim expense reserves:

	December 31,
	2009	2008
	(In Millions)
Claim reserves, beginning of year	$1,893	$1,853
Less reinsurance recoverables	(84)	(99)

Net claim reserves, beginning of year	1,809	1,754

Claims paid related to:
Current year	(16)	(19)
Prior years	(280)	(241)

Total claims paid	(296)	(260)

Incurred related to:
Current year’s incurred	246	234
Current year’s interest	6	5
Prior years’ incurred	(2)	(3)
Prior years’ interest	81	79

Total incurred	331	315

Adjustments through surplus	6	—

Net claim reserves, end of year	1,850	1,809
Plus reinsurance recoverables	110	84

Claim reserves, end of year	$1,960	$1,893

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $2 million and $3 million decreases in the prior years’ incurred claims for 2009 and 2008, respectively, were due to actual claim terminations being more than those anticipated by the morbidity table.

The following table reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2009	2008
	(In Millions)
Disabled life claim reserves	$1,825	$1,781
Accrued claim liabilities	25	28

Net claim reserves, end of year	$1,850	$1,809

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such as guaranteed minimum death benefits (“GMDBs”), guaranteed minimum accumulation benefits (“GMABs”), guaranteed minimum income benefits (“GMIBs”), and guaranteed minimum withdrawal benefits (“GMWBs”). In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. Election of these benefits on annuity contracts is generally only available at contract issue. As of March 31, 2009, the Company suspended issuing contracts with GMIBs and GMWBs.

The following table shows the liabilities for guaranteed minimum death, accumulation, income and withdrawal benefits as required by the actuarial guidelines (in millions):

December 31, 2007	$34
Incurred guarantee benefits in 2008	703
Paid guarantee benefits in 2008	(5)

December 31, 2008	732
Incurred guarantee benefits in 2009	(219)
Paid guarantee benefits in 2009	(8)

December 31, 2009	$505

The following table summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with guaranteed minimum death, accumulation, income and withdrawal benefits classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2009			December 31, 2008
	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age

	($ In Millions)
Annuity:
GMDB	$8,117	$504	61	$6,112	$1,484	60
GMIB	3,868	661	61	2,524	1,023	60
GMAB	1,050	77	58	687	217	58
GMWB	147	11	66	78	21	65

Account balances of variable annuity contracts with GMDB, GMIB, GMAB and GMWB guarantees are summarized in the table below:

	December 31, 2009				December 31, 2008
	GMDB	GMIB	GMAB	GMWB	GMDB	GMIB	GMAB	GMWB
	(In Millions)
Separate account	$7,403	$3,854	$988	$147	$5,436	$2,510	$652	$78
Company’s general investments	714	14	62	—	676	14	35	—

Total	$8,117	$3,868	$1,050	$147	$6,112	$2,524	$687	$78

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs, or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The net liability for guarantees on universal life and variable universal life type contracts was as follows:

	December 31,
	2009	2008
	(In Millions)

Beginning balance	$981	$800
Net liability increase	188	181

Ending balance	$1,169	$981

12.	Debt

The Company issues commercial paper in the form of unsecured notes (“Notes”) in minimum denominations of $250 thousand up to a total aggregation of $1 billion. These Notes have maturities up to a maximum of 270 days from the date of issue and are sold at par less a discount representing an interest factor or, if interest bearing, at par. The Notes are not redeemable or subject to voluntary prepayments by the Company. Commercial paper had a carrying value and face amount of $250 million as of December 31, 2009 and 2008. The commercial paper issued in 2009 had interest rates ranging from 0.15% to 0.50% with maturity dates ranging from 1 day to 42 days. Interest expense for the commercial paper, for the years ended December 31, 2009, 2008 and 2007 was $1 million, $7 million and $6 million respectively.

The Company has a $500 million 5-year credit facility with a syndicate of lenders that could be used for general corporate purposes and to support the commercial paper borrowings. The terms of the credit facility provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates, and adjusted statutory surplus. As of and for the years ended December 31, 2009 and 2008, the Company was in compliance with all covenants under the credit facility. For the years ended December 31, 2009 and 2008, there were no draws on the credit facility. For the years ended December 31, 2009, 2008 and 2007, there were credit facility fees of less than $1 million.

13.	Employee benefit plans

The Company provides multiple benefit plans including retirement plans and life and health benefits to employees, certain employees of unconsolidated subsidiaries, agents and retirees.

During 2008, the Company changed the measurement date for determining benefit obligations and the fair value of plan assets for the pension and other postretirement plans to December 31. The Company previously used a September 30 measurement date.

a.	Pension and savings plans

The Company has funded and unfunded non-contributory defined benefit pension plans that cover substantially all employees and agents. For participants, benefits are calculated as the greater of a formula based on either final average earnings and length of service or a cash balance formula which calculates benefits based on amounts allocated to participants that take into consideration age, service and salary during their careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. In 2009, the Company contributed $150 million to its qualified defined benefit plan; in 2008 the Company did not contribute to its qualified defined benefit plan.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (non-qualified deferred compensation thrift savings) defined contribution plans for all of its employees and agents.

In 2008, the Board of Directors of the Company approved a change to the Company’s qualified pension plan’s cash balance formula plan for agents. This change will be effective January 1, 2010. The change revises the cash balance pay credit schedule for agents from 3%-11% to 3.5%-7%. The change was determined to have no impact on the benefit obligations.

In 2007 and 2008, the Company’s Board of Directors approved increasing the matching contribution to the Company’s 401(k) thrift savings plan from 4% to 5% and changes to the defined benefit pension plan cash balance formula for the Company’s home office employees, including certain domestic subsidiaries and agents. All changes are to be effective January 1, 2010. The changes to the defined benefit pension plan cash balance formula were reviewed by the independent actuary and determined to have no impact on the projected benefit obligation of the plans.

The total matching thrift savings contributions by the Company were $22 million for the years ended December 31, 2009 and 2008, and $20 million for the year ended December 31, 2007, and were included in general insurance expenses.

The Company also maintains a money purchase pension plan for agents, which was frozen in 2001.

b.	Other postretirement and postemployment benefits

The Company provides certain life insurance and health care benefits (“other postretirement benefits”) for its retired employees and agents, and their beneficiaries and covered dependents. MassMutual Benefits Management, Inc., (“MMBMI”), a wholly owned subsidiary of MassMutual Holding LLC (“MMHLLC”) which held the obligation to pay the Company’s other postretirement benefits was liquidated on August 31, 2009. Therefore, as of September 1, 2009, MMHLLC has the obligation to pay the Company’s other postretirement benefits. Even though MMHLLC holds the obligation to pay the Company’s other postretirement and postemployment benefits, this transfer does not relieve the Company of its primary liability.

MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains and losses and expected return on plan assets, whereas service cost and amortization of the transition obligation are recorded by the Company.

The health care plan is contributory; a portion of the basic life insurance plan is noncontributory. Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. The postretirement health care plans include a limit on the Company’s share of costs for recent and future retirees.

In 2008, the Company’s Board of Directors approved changes to other postretirement benefit plans for the Company’s home office employees, including certain domestic subsidiaries and agents. The changes are as follows: Implementing a retirement health reimbursement account in place of the current subsidized program, eliminating retiree life insurance coverage and maintaining the current program design for those employees who, as of January 1, 2010, are age 50 with at least 10 years of service or have attained 75 points, generally age plus service, with a minimum 10 years of service. All changes are to be effective January 1, 2010 for participants retiring on or after January 1, 2010. The changes to the plans were determined to have an immaterial impact to the benefit obligations.

Accrued Postemployment Benefits

The Company provides postemployment benefits for home office employees for severance. The net accumulated liability recorded for these benefits was $25 million and $20 million as of December 31, 2009 and 2008, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company accrues postemployment benefits for agents’ health benefits for those agents that qualify for long-term disability and are not retired. The net accumulated liability for these benefits was $12 million and $11 million as of December 31, 2009 and 2008, respectively.

c.	Benefit obligations

The initial transition obligation for other postretirement benefits of $138 million is being amortized over 20 years through 2012. The initial transition obligation represents the phased recognition on the Statutory Statements of Income (Loss) of the differences between the plan’s funded status and the accrued cost on the Company’s Statutory Statements of Financial Position when the Company first transitioned to statutory guidance regarding postretirement benefits other than pensions. See Section e. of this Note, “Amounts recognized in the Statutory Statements of Financial Position,” for details on the Plan’s funded status.

Accumulated benefit obligations represent the present value of pension benefits earned as of a December 31 measurement date based on service and compensation and do not take into consideration future salary.

Projected benefit obligations for pension benefits represent the present value of pension benefits earned as of a December 31 measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

Accumulated postretirement benefit obligations and projected postretirement benefit obligations for other postretirement benefits represent the present value of postretirement medical and life insurance benefits earned as of a December 31 measurement date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

The following table sets forth the change in the projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)

Change in projected benefit obligation:
Projected benefit obligation, beginning of year	$1,547	$1,341	$285	$271
Net effect of changing measurement date	—	14	—	—
Service cost	54	49	8	8
Interest cost	87	81	16	16
Contributions by plan participants	—	—	9	9
Plan amendments	—	—	(1)	—
Actuarial (gains)/losses	71	62	18	(8)
Medicare prescription drug direct subsidy	—	—	1	2
Benefits paid	(84)	(77)	(26)	(26)
Change in discount rate	(28)	77	1	13

Projected benefit obligation, end of year	$1,647	$1,547	$311	$285

Actuarial (gains)/losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation and current year expense. A few of the major assumptions used in this calculation include: expected future compensation levels, healthcare cost trend, mortality and expected retirement age.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Accumulated benefit obligation for:
Vested employees	$1,626	$1,477	$311	$285
Non-vested employees	10	13	31	39

Total accumulated benefit obligation	$1,636	$1,490	$342	$324

Projected benefit obligation for:
Vested employees	$1,647	$1,547	$311	$285
Non-vested employees	25	24	31	39

Total projected benefit obligation	$1,672	$1,571	$342	$324

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of a measurement date of December 31, 2009. A spot yield curve is developed from this data that is then used to determine the present value for the obligation. A 25 basis point increase in the discount rate results in a decrease of approximately $47 million in the projected pension benefit obligation. A 25 basis point decrease in the discount rate results in an increase of approximately $47 million in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits as required by current statutory accounting guidance regarding retirement benefits. For active participants, service is projected to the end of 2009 and pensionable earnings are projected to the date of probable termination. The projected plan cash flows are discounted to the measurement date based on the spot yield curve. A single discount rate is then computed so that the present value of the benefits cash flow equals the present value computed using the spot yield curve.

d.	Plan assets

The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following table sets forth the change in plan assets:

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Change in plan assets:
Fair value of plan assets, beginning of year	$964	$1,486	$6	$8
Net effect of changing measurement date	—	(46)	—	(1)
Actual return on plan assets	197	(415)	—	—
Employer contributions	167	16	16	16
Contributions by plan participants	—	—	9	9
Benefits paid	(84)	(77)	(26)	(26)

Fair value of plan assets, end of year	$1,244	$964	$5	$6

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s pension plan assets were invested in group annuity contracts in the Company’s general assets and separate accounts as follows:

	December 31,
	2009	2008
	(In Millions)
General Investment Account option	$275	$325
MM Premier Capital Appreciation Fund	140	97
Oppenheimer Small Capitalization Core Fund	116	130
MM Premier International Equity Fund	68	48
Babson Enhanced Index Value Fund	52	45
Oppenheimer Large Capitalization Value Fund	29	22
MM Premier High Yield Fund	21	14
MM Premier Value Fund	17	12
Oppenheimer Real Estate Fund	15	12
MM Premier Enhanced Value Equity Fund	6	5
Oppenheimer Tremont Core Diversified Hedge Fund	5	37

	$744	$747

The remaining balance of the Company’s pension plan assets were invested with unaffiliated parties. The approximate amount of annual benefits to plan participants covered by group annuity contracts issued by the employer or related parties is estimated at $56 million in 2010.

The target range allocations for plan assets are 25% to 35% domestic equity securities, 20% to 30% long bond securities, 15% to 25% General Investment Account option, 13% to 18% international equity securities, and 5% to 15% alternative investments. Domestic equities primarily include investments in large-capitalization and small capitalization companies. Long bond securities invest in a long duration bond exchange traded fund. International equities include investments in American Depository Receipts and limited partnerships which trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan asset’s General Investment Account option earns fixed interest, primarily comprised of an investment in an unallocated insurance contract held by the Company. As of December 31, 2009 and 2008, approximately 22% of the assets of the Company’s pension plan are invested in the Company’s General Investment Account option through an unallocated insurance contract.

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as real estate, private equity and hedge funds are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset and liability studies. The hedge fund of funds began a liquidation process during early 2009 and is expected to make its final distribution in 2010. Prior to the liquidation process the hedge fund of funds offered quarterly liquidity provisions.

Plan assets have increased $280 million, or 29%, from $964 million as of December 31, 2008 to $1,244 million as of December 31, 2009. Of the $280 million increase, the actual return on plan assets was a gain of $197 million in 2009 compared to a loss of $415 million in 2008. This increase reflects the continuing positive performance of both equity and credit markets.

The Company’s fair value hierarchy is defined in Note 5 “Fair value of financial instruments.”

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table presents the fair value hierarchy of the Company’s pension plan assets as of December 31, 2009 by asset category:

	Level 1	Level 2	Levels 3	Total
	(In Millions)
Asset category:
Cash	$6	$—	$—	$6
Equity securities:
U.S. large-capitalization	503	169	—	672
U.S. small-capitalization	101	1	—	102
International large-capitalization value	4	69	66	139
International small/mid-capitalization	4	—	—	4
U.S. fixed income: High yield	—	22	—	22
Other types of investments:
Multi-strategy hedge funds	—	—	5	5
Money market fund	—	4	—	4
General Investment Account option	—	—	275	275
Real estate	—	—	15	15

Total	$618	$265	$361	$1,244

The assets in the preceding table are held in the following funds:

General Investment Account option

The General Investment Account option is not a separate account and is only available through a group annuity contract issued by the Company.

The General Investment Account option is designed to provide stable, long-term investment growth. The option is backed by the Company’s general investments, which is a diversified portfolio composed primarily of high-quality, fixed-income investments, including public bonds, private placements, commercial mortgage loans and short-term investments.

The following table presents the General Investment Account option allocation by type of investment as of December 31, 2009:

General Investment Account Option Allocation

Bonds	65%
Mortgage loans	15
Partnerships and limited liability companies	7
Common stocks - subsidiaries and affiliates	5
Derivatives	3
Short term investments	1
Cash and cash equivalents	2
Real estate	2

100%

Alternative Investment Separate Account

This separate account holds interests in several mutual funds. Holdings include equities of large capitalization companies, high yield bonds, real estate investment trusts and hedge fund of funds. The hedge fund of funds is currently being liquidated.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Domestic Fixed Income - High Yield Fund

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Trinity Large Core Fund

The Fund invests in large-capitalization (“large-cap”) domestic equities with a primary objective of long term capital appreciation. This option combines quantitative techniques with fundamental analysis to identify investment opportunities. It develops sector specific models to enhance risk/reward ratios and designs portfolios to have benchmark-like characteristics and applies proprietary stock ranking methodology to attempt to outperform the index.
MM Premier Capital Appreciation Fund

The Fund invests primarily in common stocks of growth companies. The focus of the Fund is on companies in rapidly expanding industries. These companies may be newer or established companies of any capitalization range that the subadviser believes may appreciate in value over the long term. It does not expect to invest more than 35% of assets in foreign securities, although it has the ability to invest in them without limit.

Oppenheimer Small Capitalization Core Fund

The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying risk controls for both sector and position size. The Fund’s strategy uses separate fundamental research and quantitative models to select portfolio securities. The fundamental approach analyzes issuers on factors such as company’s financial performance and prospects, position in the industry, and strength of business model and management. OFI Institutional Asset Management (“OFI Institutional”) may also consider an industry’s outlook, market trends and general economic conditions. The quantitative approach uses models to rank securities within each sector to identify potential buy and sell candidates. A number of company specific factors are analyzed in constructing the models, including valuation, fundamentals and price and earnings momentum. The combined portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

MM Premier International Equity Fund

The Fund seeks a high total rate of return over the long term. The Fund invests at least 80% of assets in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. It focuses on well positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. The Fund also considers the macroeconomic outlook for various regional economies. The Fund tends to have less than 20% of assets invested in U.S. stocks.

Harris International

The Fund seeks to achieve its objective by investing at least 80% of its net assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund may invest in securities of issuers in emerging markets. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities that are convertible into common stocks, depositary receipts and rights and warrants to buy common stocks.

Harris International (“Harris”) utilizes a fundamental, bottom-up investment strategy. Harris seeks out companies that it believes to be trading in the market at significant discounts to their underlying values. These businesses must offer, in Harris’ opinion, significant profit potential and be run by managers who think and act as owners. Harris’ research analysts are generalists and search for value in the stock market wherever it may be, regardless of industry, as well as in both established and emerging markets. This structure provides analysts with a much broader perspective and allows them to assess relative values among companies in different industry sectors.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Harris’ portfolio managers and analysts also look for value based on a company’s normalized earnings, after adjusting for cyclical influences and asset value. A company must be selling at a significant discount to its value to be a candidate for purchase. Stocks are analyzed in terms of financial strength, the position of the company in its industry and the attractiveness of the industry. Stocks are generally sold when Harris believes that the market price has reached its intrinsic value, when Harris believes a better investment opportunity is available or when Harris loses confidence in the company’s management.

Babson Enhanced Index Value Fund

The Fund normally invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 1000® Value Index, the Fund’s benchmark index.

The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), believes that a systematic strategy that exploits market inefficiencies can be used to produce a portfolio for the Fund that will outperform the Fund’s benchmark index while maintaining risk characteristics similar to the benchmark. Babson Capital will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the index. Babson Capital uses quantitative analysis to identify groups of stocks included within the Fund’s benchmark index that Babson Capital believes will outperform or underperform the index over time. Babson Capital identifies these stocks through a proprietary quantitative model that ranks all stocks within the index based on several factors relating to a company’s valuation, earnings quality, stock price momentum and earnings improvement. Based on these rankings, Babson Capital constructs a broadly diversified portfolio by (a) overweighting high ranking stocks, (b) underweighting low-ranking stocks (or not holding them at all), and (c) market-weighting those stocks that do not have especially high or low rankings.

Bernstein Diversified Value Fund

The goal of the Fund is to provide 1.5% to 2.0% excess performance versus the Russell 1000® Value index with a 3% to 4% tracking error. To limit stock-specific risk relative to the benchmark, security and sector over/under weights are constrained. Portfolio characteristics are kept in line with the index, thus the strategy’s performance is expected to track closer to the benchmark than many other value approaches.

Oppenheimer Large Capitalization Value Fund

The Fund invests mainly in common stocks of companies with varying market capitalizations. The Fund can also buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The Fund invests in both U.S. and foreign companies, although the Fund generally will not invest more than 25% of its total assets in foreign securities, including securities of issuers based in emerging markets.

In selecting securities for purchase or sale, the Fund’s subadviser, OFI Institutional, selects securities one at a time. This is called a “bottom up approach.” OFI Institutional uses fundamental analyses to select securities for the Fund that it believes are undervalued. While this process and the interrelationship of the factors used may change over time and its implementation may vary in particular cases, OFI Institutional generally may consider one or more of the following factors when assessing a company’s business prospects: future supply/demand conditions for its key products, product cycles, quality of management, competitive position in the market place, reinvestment plans for cash generated and better-than-expected earnings reports. Not all factors are relevant for every individual security. OFI Institutional may consider selling a stock for one or more of the following reasons: the stock price has reached OFI Institutional’s target, the company’s fundamentals appear to be deteriorating, or better stock selections are believed to have been identified.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Davis Large Value Fund

The Davis Large Value Fund (“Davis”) represents a relative value Fund that is either an alternative or complement to a more traditional or deep value Fund. Because of the Fund’s combination of a growth orientation and price discipline, it has historically participated in both growth and value oriented markets. The Fund’s advantage is that it provides investors the return and diversification benefits of a value Fund, while participating in the upside potential of growth. Davis employs a strong price discipline with a focus on growing companies selling at value prices.

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 investment assets as of and for the year ended December 31, 2009:

	General Investment Account Option	Multi- Strategy Hedge Funds	International Large Cap	Real Estate	Total

	(In Millions)
Balance, January 1, 2009	$325	$37	$42	$12	$416
Realized gains and losses	18	(13)	—	—	5
Unrealized gains and losses	—	9	24	3	36
Purchase and sales	(68)	(28)	—	—	(96)

Balance, December 31, 2009	$275	$5	$66	$15	$361

Postretirement Investments

The fair value of postretirement benefit investments of $5 million are categorized as Level 1 type investments and are invested in the domestic fixed-income fund. The Fund is a money market mutual fund that seeks the maximum current income that is consistent with stability of principal. The Fund seeks to achieve this objective by investing in money market securities meeting specific credit quality standards.

The Company invests in cash, cash equivalents and liquid fixed-income securities to the extent necessary to satisfy reasonably anticipated routine current benefit liability amounts, with additional funds sufficient to satisfy reasonably unanticipated spikes in such liability activity.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Amounts recognized in the Statutory Statements of Financial Position

The following table sets forth the funded status of the plans and then shows how the funded status is reconciled to the net asset and/or liability recognized in the Statutory Statements of Financial Position:

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Fair value of plan assets, end of year	$1,244	$964	$5	$6
Less projected benefit obligations, end of year	1,647	1,547	311	285

Funded status	$(403)	$(583)	$(306)	$(279)

Funded status	$(403)	$(583)	$(306)	$(279)
Unrecognized prior service cost	—	—	2	2
Unrecognized net actuarial loss	852	936	49	31
Unrecognized net transition obligation	4	5	14	20

Net amount recognized prior to nonadmitted asset	453	358	(241)	(226)
Less assets nonadmitted	609	510	—	—

Net amount recognized	$(156)	$(152)	$(241)	$(226)

The qualified pension plan was underfunded by $166 million and $367 million for the years ended December 31, 2009 and 2008, respectively. The nonqualified pension plans are not funded and have total projected benefit obligations of $237 million and $216 million for the years ended December 31, 2009 and 2008, respectively.

f.	Prepaid and accrued benefit costs

The net pension amount recognized is broken into its respective prepaid and accrued benefit costs which are included in other invested assets and other liabilities, respectively, in the Company’s Statutory Statements of Financial Position.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The status of these plans is summarized below:

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Amounts recognized in the Statutory
Statements of Financial Position:
Prepaid benefit cost*	$609	$510	$—	$—
Intangible assets	4	4	—	—
Less assets nonadmitted	(609)	(510)	—	—

Total assets	$4	$4	$—	$—

Accrued benefit cost recognized	$(156)	$(152)	$(241)	$(226)
Minimum pension liability	(226)	(374)	—	—

Total liabilities	$(382)	$(526)	$(241)	$(226)

*Prepaid benefit cost represents the accumulated excess contributions over amounts expensed by the Company for the Qualified Pension Plan.

The change in the net amount recognized for net pension benefits is as follows:

	December 31,
	2009	2008
	Pension Benefits
	(In Millions)
Net amount recognized, including nonadmitted asset, beginning of year	$358	$378
Employer contributions	167	16
Periodic cost	(72)	(29)
Periodic cost effect due to change in measurement date	—	(7)

Subtotal net amount recognized, including nonadmitted asset	453	358
Nonadmitted asset	(609)	(510)

Accrued benefit cost recognized, end of year	$(156)	$(152)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Net periodic (benefit) cost

The net periodic (benefit) cost represents the annual accounting expense or income that the Company recognized and included in general insurance expenses. The net periodic (benefit) cost in the Statutory Statements of Income (Loss) is as follows:

	Years Ended December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Components of net periodic (benefit) cost:
Service cost	$54	$49	$8	$8
Interest cost	87	81	16	16
Expected return on plan assets	(103)	(112)	—	—
Amortization of unrecognized transition obligation	1	1	5	5
Amount of recognized net actuarial and other losses	33	10	1	—

Total net periodic cost	$72	$29	$30	$29

Increase (decrease) in minimum liability included in surplus	$(148)	$343	$—	$—

The Company anticipates that it will spend $84 million to meet its expected obligations under its qualified and nonqualified pension plans, and other postretirement benefit plans in 2010.

The expected future pension and other postretirement benefit payments and Medicare prescription drug direct government subsidy receipts, which reflect expected future service, are as follows:

	Pension Benefits	Other Postretirement Benefits	Medicare Prescription Direct Government Subsidy

	(In Millions)
2010	$72	$22	$2
2011	76	23	3
2012	80	23	3
2013	84	24	3
2014	87	25	3
2015-2019	499	133	19

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net expense to operations for all employee and agent benefit plans are as follows:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
Pension	$72	$29	$47
Health	60	53	39
Postretirement	30	29	29
Thrift	22	22	20
Postemployment	5	1	(2)
Life	3	3	2
Disability	2	2	2
Other benefits	6	6	10

Total	$200	$145	$147

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	December 31,
	2009	2008	2009	2008
	Pension Benefits		Other Postretirement Benefits
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	5.95%	5.80%	5.75%	5.80%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%

Net periodic benefit cost:
Discount rate	5.80%	6.25%	5.80%	6.25%
Expected long-term rate of return on plan assets	8.00%	8.00%	3.00%	3.00%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%

Assumed health care cost trend rates:
Health care cost trend rate	—	—	7.00%	7.00%
Ultimate health care cost trend rate after gradual decrease until 2016 and 2013 for 2009 and 2008, respectively	—	—	5.00%	5.00%

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is then determined based on target allocations for each asset class.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in the assumed health care cost trend rate would have had the following effects in 2009:

	One Percentage Point Increase	One Percentage Point Decrease

	(In Millions)
Effect on total service and interest cost	$2	$(2)
Effect on other postretirement benefit obligation	27	(22)

14.	Employee compensation plans

The Company’s long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards was effective as of January 1, 2008. These awards include Phantom Stock Appreciation Rights (“PSAR”) and Phantom Restricted Stock (“PRS”). These awards do not grant an equity or ownership interest in the Company.

PSAR provide the participant the right to receive the appreciation in phantom stock price over the award period, providing an individual with the opportunity to share in the value created in the total enterprise. Awards can only be settled in cash equal to the gain, if any, related to the number of PSAR exercised. PSAR cliff vest at the end of three years and expire five years after the date of grant. Vested PSAR may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provides the participant with the opportunity to receive the full phantom share value (grant price plus/minus any change in share price) over the award period. PRS vests on a graded basis over five years, one third per year after years three, four and five and are paid upon vesting. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSAR and PRS considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period. Awards contain vesting conditions, whereby employees’ unvested awards immediately vest at the time of retirement, death, or disability with a one year exercise period after termination. A formula has been established, which serves as the basis for the phantom share price, based on the core operating earnings of the Company and its subsidiaries. This phantom share price will be calculated and communicated to all participants quarterly and used in calculating the liability of the Company based on intrinsic value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of PSAR vested and nonvested shares as of December 31, 2009 and 2008 is as follows:

	PSAR			PRS
		Weighted Average			Weighted Average
	Number of Share Units	Price	Remaining Contract Terms	Number of Share Units	Price	Remaining Contract Terms
	(In Thousands)		(In Years)	(In Thousands)		(In Years)

Outstanding, January 1, 2008	—	$—		—	$—
Granted	1,519	60.86		123	61.24
Forfeited	(36)	61.24		—	—

Outstanding, December 31, 2008	1,483	60.86	1.3	123	61.24	4.7
Granted	1,991	33.00		602	33.00
Exercised	(128)	32.56		(4)	32.12
Forfeited	(44)	31.45		(16)	32.28

Outstanding, December 31, 2009	3,302	44.62	2.2	705	37.62	4.1

Exercisable, December 31, 2009	55	$50.11	—	—	$—	—

The preceding table also represents the amounts of the nonvested liability classified shares as of December 31, 2009 and 2008.

A summary of share-based payment details is as follows:

	As of and for the Years Ended
	December 31,
	2009	2008

Weighted average grant date fair value:
PSAR granted during the year (whole $)	$33.00	$60.86
PRS granted during the year (whole $)	33.00	61.24
Intrinsic value:
PSAR options exercised (in thousands)	42	—
PRS liabilities paid (in thousands)	133	—
Fair value of shares vested during the year (in thousands)	21,092	773

The compensation expense and accrued compensation liability for PSAR was $13 million for the year ending December 31, 2009. The current share price is less than the grant price for all 2008 PSAR awards resulting in no compensation expense or corresponding liability recognized for PSAR awards for the year ending December 31, 2008. Unrecognized compensation expense related to nonvested PSAR awards was $143 million as of December 31, 2009. There was no unrecognized compensation expense as of December 31, 2008. The PSAR unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current share price, minus current compensation expense. Nonadmitted related tax benefits were $4 million and less than $1 million for the years ending December 31, 2009 and 2008, respectively.

The compensation expense and accrued compensation liability for PRS was $8 million and less than $1 million for the years ending December 31, 2009 and 2008, respectively. Unrecognized compensation expense related to nonvested PRS awards was $25 million as of December 31, 2009 and $3 million as of December 31, 2008. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at current share price, minus current compensation expense. Nonadmitted related tax benefits were $2 million and less than $1 million for the years ending December 31, 2009 and 2008, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

All PSAR and PRS shares were canceled and reissued on June 29, 2009 in order to implement a change in formula calculation of enterprise value used to determine the phantom stock price. Original grant prices and vesting schedules remained unchanged.

15.	Federal income taxes

As discussed in Note 3 “New accounting standards,” the Company adopted new guidance pertaining to accounting requirements for income taxes, which increases the potential admittance of deferred tax assets. It provides an increase in the admissibility limitation from 10% to 15% of surplus and an increase in the reversal/realization periods from one to three years. This guidance is effective for 2009 Annual Statements and 2010 interim and Annual Statements. The cumulative effect, as of December 31, 2009, of adopting this pronouncement was an increase to deferred tax assets of $293 million.

The net deferred tax asset, (“DTA”) or net deferred tax liability, (“DTL”) recognized in the Company’s assets, liabilities and surplus are as follows:

	December 31,
	2009			2008
	Ordinary	Capital	Total	Total	Change
	(In Millions)
Total gross DTAs	$2,370	$540	$2,910	$2,875	$35
Statutory valuation allowance adjustment	—	—	—	—	—

Total adjusted gross DTAs	2,370	540	2,910	2,875	35
Total gross DTLs	(610)	(757)	(1,367)	(1,771)	404

Net DTA(L)	1,760	(217)	1,543	1,104	439
Total DTAs nonadmitted	(654)	217	(437)	(592)	155

Net admitted DTA	$1,106	$—	$1,106	$512	$594

As permitted under the new guidance, the Company has chosen to admit deferred tax assets for the current reporting period in accordance with the NAIC approved revisions effective for 2009 and 2010. The amount of adjusted gross DTA admitted under each component and the resulting increased amount by tax character are as follows:

	December 31, 2009
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 1 year:
Federal income taxes that can be recovered	$160	$27	$187
Remaining adjusted gross DTAs expected to be realized within 1 year	653	(27)	626
Total gross DTLs	610	757	1,367

Total admitted DTA realized within 1 year	1,423	757	2,180

Admitted DTA 3 years:
Federal income taxes that can be recovered	160	27	187
Remaining adjusted gross DTAs expected to be realized within 3 years	946	(27)	919
Total gross DTLs	610	757	1,367

Total admitted DTA realized within 3 years	1,716	757	2,473

Increase in net admitted DTA 1 year versus 3 years	$293	$—	$293

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s authorized control level risk based capital is $1 billion and total adjusted capital is $11 billion. Total admitted assets and statutory surplus at December 31, 2009 were $121 billion and $9 billion respectively. Admitted assets and statutory surplus increased by $293 million as disclosed in the previous table.

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2009	2008
	(In Millions)
Federal income tax expense (benefit) on operating earnings	$(71)	$(283)
Foreign income tax expense (benefit) on operating earnings	14	15

	(57)	(268)
Federal income tax expense (benefit) on net realized capital gains (losses)	(131)	(29)

Total federal and foreign income tax expense (benefit)	$(188)	$(297)

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2009	2008	Change
	(In Millions)
DTAs:
Reserve items	$758	$856	$(98)
Investment items	633	406	227
Policy acquisition costs	480	480	—
Nonadmitted assets	330	341	(11)
Policyholders’ dividends	305	290	15
Pension and compensation related items	163	189	(26)
Unrealized investment losses	125	247	(122)
Tax credits	39	—	39
Expense items	37	42	(5)
Other	40	24	16

Total DTAs	2,910	2,875	35
Nonadmitted DTAs	(437)	(592)	155

Admitted DTAs	2,473	2,283	190

DTLs:
Unrealized investment gains	757	1,238	(481)
Pension items	212	177	35
Deferred and uncollected premium	206	201	5
Reserve for audits and settlements	76	58	18
Other	116	97	19

Total DTLs	1,367	1,771	(404)

Net admitted DTA	$1,106	$512	$594

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes before the exclusion of amounts nonadmitted, less the deferred tax portions of the components of the Statutory Statements of Changes in Surplus shown below which are reported net of taxes, results in the reported change in net deferred income taxes.

	Years Ended December 31,
	2009			2008
	Ordinary	Capital	Total	Total
	(In Millions)
Net DTA(L)	$(147)	$586	$439	$(156)
Less items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized losses	—	122	122	(131)
Tax-effect of unrealized gains	—	(481)	(481)	537
Cumulative effect of adoption of accounting principles	—	(21)	(21)	—
Investment transferred from subsidiary, net of tax	—	—	—	27

Change in net deferred income taxes	$(147)	$206	$59	$277

As of December 31, 2009, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has total tax credit carryforwards of $41 million in deferred taxes.

The components of federal and foreign income tax on operating items is recorded on the Statutory Statements of Income (Loss) and Statutory Statements of Changes in Surplus and is different from that which would be obtained by applying the prevailing federal income tax rate to operating income before taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2009	2008
	(In Millions)
Provision computed at statutory rate	$(144)	$(368)
Investment items	(72)	(190)
Tax credits	(44)	(55)
Change in reserve valuation basis	(11)	30
Nonadmitted assets	11	(7)
Foreign governmental income taxes	7	9
Other	6	7

Total statutory income tax expense (benefit)	$(247)	$(574)

Federal and foreign income tax expense (benefit)	$(188)	$(297)
Change in net deferred income taxes	(59)	(277)

Total statutory income tax expense (benefit)	$(247)	$(574)

During the year ended December 31, 2009 the Company received refunds of federal income taxes in the amount of $484 million. During the year ended December 31, 2008, the Company paid federal income taxes in the amount of $10 million. Federal income taxes paid in prior years that will be available for recovery of the current year or future net losses are as follows: $63 million in 2007 and $69 million in 2006.

The Company and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. The Company and its subsidiaries and affiliates also file income tax returns in various states and foreign jurisdictions. The Company and its eligible subsidiaries and certain affiliates (the “Parties”) have executed and are subject to a written tax allocation agreement (the “Agreement”). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

years in the event of future net losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies generally are required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns which may be challenged by the various taxing authorities in order to provide users of financial statements more information regarding potential liabilities. For statutory purposes, the NAIC is still evaluating this disclosure requirement. Because statutory guidance has not been issued, the Company has not yet determined the statutory impact of adoption on its statutory financial statements. The Company continues to recognize tax benefits and related reserves in accordance with existing statutory accounting guidance for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2009	$264
Gross change related to positions taken in prior years	71
Gross change related to positions taken in current year	39
Gross change related to settlements	(4)
Gross change related to lapse of statutes of limitations	—

Balance, December 31, 2009	$370

Included in the liability for unrecognized tax benefits as of December 31, 2009, are $340 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for unrecognized tax benefit balance as of December 31, 2009 includes $23 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate. The Company does not expect the total amount of unrecognized tax benefits to decrease over the next 12 months.

The Company recognizes accrued interest and penalties related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest and penalties recognized in the Company’s financial statements as of December 31, 2009 and 2008 were $56 million and $31 million, respectively.

The Internal Revenue Service (“IRS”) has completed its examination of the years 2001—2003. The IRS is currently auditing the years 2004 and 2005. The Company does not expect a material change in its financial position or liquidity as a result of these audits. As of December 31, 2009 and 2008, the Company had no protective deposits recognized as admitted assets.

The Economic Stimulus Act of 2008, enacted in February 2008, allowed businesses to claim a bonus first year depreciation deduction of 50% for most personal property placed in service after 2007 and before 2009. The Housing Assistance Tax Act, enacted in July 2008, allowed low income housing tax credits to offset the alternative minimum tax (“AMT”), effective for low income housing tax credits attributable to buildings placed in service after December 31, 2007. The Housing Assistance Tax Act also provided the option for corporations to treat certain unused research and AMT credits as allowable and refundable in lieu of claiming the bonus and accelerated depreciation deductions. The American Recovery and Reinvestment Act of 2009, enacted in February 2009, provided a one year extension of the 50% first year bonus depreciation. In addition, a deferral of up to five years is provided for income from reacquisition of business debt at a discount for 2009 and 2010. The Worker, Homeownership, and Business Assistance Act, enacted in November 2009, allows life insurance companies to carryback losses from operations in one taxable year beginning after December 31, 2007 and beginning before January 1, 2010, for up to five years, instead of three years as previously allowed. The amount of the loss that can be carried back to the fifth preceding year is limited to 50% of the taxable income for that year. These new tax provisions will not have a material effect on the Company’s financial position or liquidity.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

16.	Transferable state tax credits

The Company entered into a transfer contract in which certified Massachusetts state tax credits were purchased in December 2008. The total unused transferable state tax credits, gross of any related state tax liabilities, have a carrying value of $1 million as of December 31, 2009 and are recorded in other than invested assets. The Company uses the benefit schedule provided with the transfer contract to estimate the utilization of remaining transferable state tax credits or other projected recovery of the current carrying value. There were no impairments on these credits as of December 31, 2009.

17.	Business risks, commitments and contingencies

a. Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments and amounts due to policyholders. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability management techniques that account for the cash flow characteristics of the assets and liabilities.

The Company’s currency exchange risk is related to non-U.S. dollar denominated investments, its medium-term note programs and international operations. The Company mitigates its currency exposures related to its investments and medium-term note programs through the use of derivatives.

Asset based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the equity markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company attempts to manage its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors, as well as purchasing credit default swaps to transfer some of the risk.

Beginning in 2007, the slowing of the U.S. housing market, rising residential mortgage rates, and relaxed underwriting standards by residential mortgage loan originators led to higher delinquency and loss rates, reduced credit availability and reduced liquidity in the residential loan market. The Company has implemented a stringent review process for determining the nature and timing of other than temporary impairments on securities containing these risk characteristics. Cash flows were modeled for selected bonds deemed to be at risk for impairment using prepayment and default assumptions that varied according to collateral attributes. Bonds with nontrivial credit exposure were modeled across a variety of prepayment and default scenarios, spanning the range of possible outcomes specific to each individual security.

Fair values resulting from internal models are those expected to be received in an orderly transaction between market participants at the financial statement date. The fair values of residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities, and commercial mortgage loans are highly sensitive to evolving conditions that can impair the cash flows realized by investors. Determining fair value is made more difficult by the lack of observable prices, uncertainty of credit ratings, and the current liquidity crisis which may continue into the foreseeable future. The ultimate emergence of losses is subject to uncertainty. If defaults were to increase above the stresses imposed in the Company’s analysis or collateral performance was worse than expected, management would need to reassess whether such credit events have changed the Company’s assessment of OTTI and estimates of fair values given the underlying dynamics of the market and the expected performance of these assets. The liquidity crisis continues to adversely affect lenders’ underwriting appetite for new financing arrangements and hence could lead to a diminished ability to refinance the underlying collateral. Also, the downturn of the economy and the real estate market and high levels of unemployment will likely result in continued defaults and ultimately, additional recognition of OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In response to the deterioration of Collateralized Debt Obligations (“CDOs”) backed by RMBS that began in 2007, the trading markets for all CDO-related structured products have been adversely affected by reduced liquidity. The Company has investments in structured products that are exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as Collateralized Loan Obligations. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the nature of CDOs which complicate an evaluation of the underlying collateral, the overall negative economic environment and the resulting reduced market liquidity, the risk premium of CDOs have increased and resulted in declining prices. The steep decline in economic activity that began in the fourth quarter of 2008 has improved. This positive trend has led to improved prices beginning at the end of the second quarter and continuing into the fourth quarter. Management believes its scenario analysis approach, based on actual collateral data and forward looking assumptions, does capture the level of default risks in each pool including refinancing risks. However, in a rapidly changing economic environment the risk in each collateral pool will be more volatile.

The recent liquidity crisis has also resulted in increased risks related to the Company’s investments in domestic and European leveraged loans. European leveraged loans typically have speculative grade ratings. While default rates continue to be low, market liquidity and pricing have both improved domestically and in Europe.

Current market conditions have resulted in increased risks in the Company’s mortgage loan portfolio. Real estate fundamentals such as occupancy, rental rates and rental terms have generally weakened across all property types during 2009. The current credit market environment has also resulted in a shortage of lending to address loans maturing in the near term. Accordingly, while default rates are currently at low levels and the Company continues to proactively manage its risks, the overall economic factors may lead to increased defaults until the market and economy recover.

Management’s judgment regarding OTTI and estimated fair value depends upon evolving conditions that can alter the anticipated cash flows realized by investors and was impacted by the recent illiquid credit market environment, which made it difficult to obtain readily determinable prices for RMBS and other investments, including leveraged loan exposure. Further deterioration of market conditions, high levels of unemployment, and related management judgments of OTTI and fair value could negatively impact the Company’s results of operations, surplus, and the disclosed fair value.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that market fluctuations could result in assets which are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered into various sublease agreements with affiliates for office space, such as OppenheimerFunds, Inc. and Babson Capital Management LLC. Total rental expense on net operating leases, recorded in general insurance expenses, was $45 million, $64 million and $41 million, which is net of $28 million, $24 million and $22 million of sublease receipts, for the years ended December 31, 2009, 2008 and 2007, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In November 2009, the Company entered into a sale-leaseback transaction with an unrelated party to sell and leaseback furniture, equipment and software, with a book value of $190 million, which was previously included in other than invested assets. The lease terms are for five years; annual lease payments are $38 million. At the end of the lease, the Company has the option of purchasing the furniture, equipment, and software at fair value. These leases are classified as operating leases. The assets were sold at book value, resulting in no gain or loss recognition.

Future minimum commitments for all net operating lease contractual obligations as of December 31, 2009 were as follows:

	Leases	Affiliated Subleases	Nonaffiliated Subleases	Net Operating Leases
	(In Millions)

2010	$106	$25	$1	$80
2011	99	23	1	75
2012	89	19	—	70
2013	82	16	—	66
2014	61	10	—	51
Thereafter	83	47	—	36

Total	$520	$140	$2	$378

c.	Guaranty funds

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations, or liquidity.

d.	Litigation

The Company is involved in litigation arising in and out of the normal course of business, which seeks both compensatory and punitive damages. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of the Company’s income for the period.

In May 2009, Massachusetts Mutual Life Insurance Company (“MassMutual”) was named as a defendant in a private action related to certain losses in a Bank Owned Life Insurance (“BOLI”) contract issued by MassMutual. The plaintiff alleges, among other things, fraud, breach of contract and breach of fiduciary duty claims against MassMutual and seeks to recover losses arising from investments under the BOLI contract. MassMutual believes it has substantial defenses in this action. However, it is premature to render any opinion as to the likely extent of outcomes unfavorable to MassMutual or as to the aggregate amount or range of potential losses. No loss contingency has been recorded as of December 31, 2009.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Since December 2008, MassMutual and MassMutual Holding LLC (“MMHLLC”) have been named as defendants in a number of putative class action and individual lawsuits filed by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff (“Madoff”) through his company, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). The plaintiffs allege a variety of state law and federal securities claims against MassMutual and/or MMHLLC seeking to recover losses arising from their investments in several funds managed by Tremont Group Holdings, Inc. (“Tremont”) or Tremont Partners, Inc., including Rye Select Broad Market Prime Fund, L.P., Rye Select Broad Market Fund, L.P., American Masters Broad Market Prime Fund, L.P., American Masters Market Neutral Fund, L.P. and/or Tremont Market Neutral Fund, L.P. Tremont and its subsidiary, Tremont Partners, Inc., are indirect subsidiaries of MMHLLC. MassMutual and MMHLLC believe they have substantial defenses and will vigorously defend themselves in these actions. MassMutual and MMHLLC believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. As of December 31, 2008, MassMutual had no investments in Madoff-managed strategies to which any value has been ascribed. Therefore, no loss contingency has been recorded as of December 31, 2009.

In 2009, the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS notified Tremont that the bankruptcy estate of BLMIS has purported preference and fraudulent transfer claims against Tremont’s Rye Select Broad Market funds and certain Tremont affiliates to recover redemption payments received from BLMIS by certain of those Rye Select funds in 2008. Certain of the Rye Select funds, in turn, have notified the Trustee of substantial claims by them against BLMIS. Tremont and the Trustee have been attempting to reach a mutually acceptable settlement of his claims against the funds. There is no guarantee that Tremont will be successful in negotiating such settlement.

The Company, together with numerous other defendants, was named in an adversary proceeding in the Enron bankruptcy. In 2008, this matter was resolved between the parties with no additional adverse impact to the Company.

In 2005, the Company received final approval of a nationwide class action settlement involving alleged insurance sales practices claims. In 2006, all appeals to this settlement were resolved. The settlement class included all policyholders, with certain limited exceptions, who have or had an ownership interest in permanent life policies, term life policies or disability income policies issued between January 1, 1983 and December 31, 2003. Through December 31, 2009 the Company had paid $243 million resulting from this settlement.

e.	Regulatory matters

The Company is subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. In connection with regulatory inquiries, examinations and investigations, the Company has been contacted by various regulatory agencies including among others, the Securities and Exchange Commission, U.S. Department of Labor, and various state insurance departments and state attorneys general. The Company has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

Recent market volatility in the financial services industry has contributed to increased scrutiny of the entire financial services industry. Therefore, the Company believes that it is reasonable to expect that proceedings, regulatory inquiries, examinations and investigations into the insurance and financial services industries will continue for the foreseeable future and may result in new industry-wide legislation, rules, and regulations that could significantly affect the insurance and financial services industries as a whole. It is the opinion of management that the ultimate resolution of these regulatory inquiries, examinations and investigations will not materially impact the Company’s financial position or liquidity. The outcome of a particular matter may be material to the Company’s operating results for a particular period depending upon, among other factors, the financial impact of the matter and the level of the Company’s income for the period.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2009 and 2008, the Company had approximately $75 million of unsecured funding commitments. The unsecured commitments are included in private placements in the table below. As of December 31, 2009 and 2008, the Company had no commitments funded and no outstanding balance due.

In the normal course of business, the Company enters into letter of credit arrangements. As of December 31, 2009 and 2008, the Company had approximately $120 million and $100 million of outstanding letter of credit arrangements, respectively. As of December 31, 2009, the Company had a $2 million funding request attributable to these letter of credit arrangements. As of December 31, 2008, the Company had no funding requests attributable to these letter of credit arrangements.

As of December 31, 2009 and 2008, the Company approved financing of $750 million and $834 million, respectively, for MassMutual Asset Finance LLC that can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. Borrowings under the facility with the Company as of December 31, 2009 and 2008 were $624 million and $704 million, respectively, with interest of $17 million and $18 million for the years ended December 31, 2009 and 2008, respectively. The unfunded amount of the facility, totaling $126 million as of December 31, 2009, is included in private placements in the table below. The interest of this facility adjusts monthly based on the 30-day London Interbank Offered Rate.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires. As of December 31, 2009, the Company had the following commitments:

	2010	2011	2012	2013	2014	There- after	Total
	( In Millions )
Private placements	$760	$198	$8	$291	$28	$—	$1,285
Mortgage loans	140	21	3	6	—	—	170
Partnerships and LLCs	420	184	429	326	908	65	2,332
LIHTC investments (including equity contributions)	14	—	—	—	3	—	17

Total	$1,334	$403	$440	$623	$939	$65	$3,804

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2009 and 2008, the Company had no outstanding obligations attributable to these commitments.

Certain commitments and guarantees of the Company provide for the maintenance of subsidiary regulatory capital and surplus levels and liquidity sufficient to meet certain obligations. These commitments and guarantees are not limited. As of December 31, 2009 and 2008, the Company had no outstanding obligations attributable to these commitments and guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

18.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2009 are illustrated below:

	Amount	% of Total
	($ In Millions)

Subject to discretionary withdrawal:
With fair value adjustment	$6,729	13%
At book value less current surrender charge of 5% or more	924	2
At fair value	32,571	65

Subtotal	40,224	80
Subject to discretionary withdrawal:
At book value without fair value adjustment	3,184	6
Not subject to discretionary withdrawal	7,269	14

Total	$50,677	100%

The following is the reconciliation of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2009 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves - group annuities	$9,109
Policyholders’ reserves - individual annuities	4,772
Policyholders’ reserves - guaranteed investment contracts	26
Liabilities for deposit-type contracts	2,809

Subtotal	16,716

Separate Account Annual Statement:
Annuities	32,793
Other annuity contract deposit-funds and guaranteed interest contracts	1,168

Subtotal	33,961

Total	$50,677

b.	Separate accounts

The Company has guaranteed separate accounts classified as the following: (1) indexed, which are invested to mirror an established index based on the guarantee and (2) nonindexed, which have reserve interest rates at no greater than 4% and/or to fund a long-term interest guarantee in excess of a year that does not exceed 4%. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense, and minimum death benefit guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2009 is as follows:

	Indexed	Guaranteed Less than/ Equal to 4%	Non Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2009	$—	$—	$5,005	$5,005

Reserves at December 31, 2009:
For accounts with assets at:
Fair value/market value	$666	$3,272	$32,329	$36,267
Amortized cost/book value	500	—	—	500

Subtotal	1,166	3,272	32,329	36,767
Nonpolicy liabilities	—	—	991	991

Total	$1,166	$3,272	$33,320	$37,758

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$416	$—	$—	$416
At fair value	—	2,645	32,329	34,974
At book value without market value adjustment and current surrender charge of less than 5%	—	627	—	627

Subtotal	416	3,272	32,329	36,017
Not subject to discretionary withdrawal	750	—	—	750
Nonpolicy liabilities	—	—	991	991

Total	$1,166	$3,272	$33,320	$37,758

The following is a summary reconciliation of amounts reported as transfers to (from) separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement with the amounts reported as net transfers to (from) separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Income (Loss):

	Years Ended December 31,
	2009	2008	2007
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$4,340	$6,200	$7,207
Transfers from separate accounts	(4,333)	(6,057)	(5,195)

Subtotal	7	143	2,012
Reconciling adjustments:
Net deposits on deposit-type liabilities	663	422	(463)

Net transfers to (from) separate accounts	$670	$565	$1,549

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Income (Loss).

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

19.	Presentation of the Statutory Statements of Cash Flows

As required by SSAP No. 69 “Statement of Cash Flows,” the Company has included in the Statutory Statements of Cash Flows, non-cash transactions primarily related to the following:

	Years Ended December 31,
	2009	2008	2007
	(In Millions)

Bank loan transfer	$1,266	$1,983	$1,774
Bond conversion	1,065	1,598	1,038
Mortgages to other invested assets	209	14	—
Mortgage conversion to bonds	166	—	—
Other invested assets converted to real estate	61	—	—
Other invested assets converted to bonds	53	275	26
Other invested assets stock distribution	47	21	41
Interest capitalization for long-term debt	14	11	13
Dividend reinvestment	5	10	35
Net investment income payment-in-kind bonds	4	6	7
Stock conversion	4	103	44
Stock conversion to other invested assets	2	—	263
Other invested assets received as dividend	—	18	—
Bond transfer to other invested assets	—	—	120
Bond transfer from short-term to long-term	—	—	13

The bank loan transfer amount is included in the proceeds from investments sold, matured or repaid on bonds and cost of investments acquired for bonds on the Statutory Statements of Cash Flows and represents rollover transactions processed as the result of rate resets on existing bank loans.

The statement of cash flows for the year ended December 31, 2009 reflects approximately $886 million of non-cash activity for surrender benefits and a decrease in policy loans related to the lapse of one group of corporate-owned life insurance policies. The surrender benefits were used to repay policy loans. No cash was disbursed or received for these surrender benefits or loan repayments.

As of December 31, 2007, the cash, cash equivalents and short-term investments of $2,558 million on the Statutory Statements of Cash Flows excluded $8 million in nonadmitted assets related to securities purchased under agreements to resell. The uncollateralized portion of the contract was nonadmitted when the fair value of the collateral fell below the contract value.

20.	Subsequent events

The Company has evaluated subsequent events through February 19, 2010, the date the financial statements were available to be issued, and no events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

21.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2009 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MassMutual Holding LLC

The MassMutual Trust Company

MML Distributors, LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Private Placement Investment Company I, LLC

MML Mezzanine Investor, LLC

MML Mezzanine Investor L, LLC

MML Mezzanine Investor II, LLC

MML Private Equity Fund Investor, LLC

MML Re Finance LLC

MMC Equipment Finance LLC

Invicta Advisors LLC

CB – Apts, LLC

CV – Apts, LLC

MP – Apts, LLC

MSP – SC, LLC

MW – Apts, LLC

PL – Apts, LLC – 92% (remaining 8% owned by C.M. Life Insurance Company)

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

WW – Apts, LLC

Country Club Office Plaza LLC – 88% (remaining 12% owned by C.M. Life Insurance Company)

MML ABN Separate Account Holding Company LLC

MML ABN Separate Account Holding Company II LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

CML Mezzanine Investor L, LLC

CML Re Finance LLC

Subsidiary of MMC Equipment Finance LLC

MassMutual Asset Finance LLC

Subsidiaries of MassMutual Holding LLC

HYP Management LLC

MassMutual Assignment Company

MassMutual Holding MSC, Inc.

MassMutual International LLC

MML Investors Services, Inc.

MML Realty Management Corporation

Cornerstone Real Estate Advisers LLC

Babson Capital Management LLC

Oppenheimer Acquisition Corporation – 99%

MassMutual Baring Holding LLC

MML Financial, LLC

MassMutual Capital Partners LLC

First Mercantile Trust Company

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Affiliates of Massachusetts Mutual Life Insurance Company

MML Series Investment Fund

MML Series Investment Fund II

MassMutual Select Funds

MassMutual Premier Funds

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

22.	Impairment listing for loan-backed and structured securities

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
00075WAB5	$406,726	$—	$406,726	$396,891	$(9,835)	$396,891	$390,925
004375CT6	7,087,705	2,320,488	9,408,193	8,562,534	(845,659)	8,562,534	4,783,499
004375EW7	1,297,918	(9,548)	1,288,370	1,101,216	(187,155)	1,101,216	1,013,990
004421TD5	1,640,314	(83,434)	1,556,880	1,395,270	(161,611)	1,395,270	654,262
00442FAB8	185,213	67,717	252,930	159,262	(93,667)	159,262	212,589
00442GAD2	1,220,912	2,091,087	3,311,999	2,602,502	(709,497)	2,602,502	2,810,710
00442JAE4	9,408,905	2,634,274	12,043,179	9,698,807	(2,344,372)	9,698,807	7,758,652
00442KAD3	4,530,278	1,014,610	5,544,888	4,278,160	(1,266,728)	4,278,160	3,239,751
00442LAD1	4,696,408	(298,979)	4,397,430	3,239,830	(1,157,600)	3,239,830	2,553,218
007034AQ4	9,384,995	—	9,384,995	7,276,504	(2,108,492)	7,276,504	5,818,808
007036CE4	276,597	(7,657)	268,940	20,400	(248,540)	20,400	50,000
007036FB7	2,492,010	—	2,492,010	2,428,083	(63,927)	2,428,083	342,330
007036FY7	267,716	(115,286)	152,430	28,661	(123,769)	28,661	16,436
007036GB6	1,070,720	28,476	1,099,196	485,536	(613,660)	485,536	334,979
007037BK9	2,719,291	174,941	2,894,232	2,329,100	(565,131)	2,329,100	2,348,443
01853GAB6	162,789	458,587	621,376	621,524	147	621,524	857,560
021455AB6	906,787	—	906,787	890,607	(16,180)	890,607	882,659
02146QAB9	17,777,019	(1,109,038)	16,667,981	16,015,900	(652,080)	16,015,900	9,877,932
02146TAQ0	23,322,302	(3,781,077)	19,541,225	18,310,000	(1,231,225)	18,310,000	16,689,902
02146YAD8	27,916,188	(1,298,316)	26,617,871	24,025,206	(2,592,665)	24,025,206	15,110,725
02147CAA1	11,759,036	(836,317)	10,922,719	10,865,188	(57,531)	10,865,188	6,604,822
02147DAB7	15,244,951	(1,423,194)	13,821,757	13,109,767	(711,990)	13,109,767	7,654,768
02147DAV3	2,152,204	381,732	2,533,936	2,659,476	125,540	2,659,476	1,973,883
02150MAB1	18,990,769	(2,272,583)	16,718,186	15,530,800	(1,187,386)	15,530,800	10,502,952
02639MAK2	19,054,674	(762,686)	18,291,988	18,291,988	—	18,291,988	12,955,848
02639MAM8	3,136,786	1,153,598	4,290,384	2,593,716	(1,696,668)	2,593,716	5,888,313
02660CAH3	144,972	559,388	704,359	321,326	(383,033)	321,326	235,267
02660TGN7	10,231,552	—	10,231,552	10,120,160	(111,392)	10,120,160	5,690,127
02660THA4	94,064	—	94,064	24,528	(69,536)	24,528	46,200
02660THL0	2,559,936	(330,934)	2,229,002	1,930,386	(298,616)	1,930,386	1,187,873
02660THT3	460,020	399,666	859,685	850,081	(9,604)	850,081	619,923
02660TJB0	27,979,962	(232,637)	27,747,326	27,389,612	(357,713)	27,389,612	12,577,818
02660WAC0	23,902,172	(2,153,257)	21,748,915	20,836,363	(912,552)	20,836,363	12,465,509
02660XAD6	16,768,976	(1,191,996)	15,576,980	15,357,554	(219,426)	15,357,554	8,982,694
026929AD1	10,461,430	—	10,461,430	10,276,184	(185,245)	10,276,184	5,997,805
040104QN4	5,500,266	—	5,500,266	5,226,483	(273,783)	5,226,483	4,367,234
040104RV5	4,213,796	(123,260)	4,090,536	3,270,607	(819,929)	3,270,607	2,293,164
040104TF8	246,803	—	246,803	198,582	(48,221)	198,582	88,737
040104TG6	2,007,541	(124,582)	1,882,959	1,425,745	(457,214)	1,425,745	1,064,188
04012XAC9	671,097	—	671,097	319,925	(351,171)	319,925	216,293
04544TAB7	1,175,563	(280,621)	894,941	894,941	—	894,941	970,949
053642AC8	4,603,598	(371,778)	4,231,820	4,231,820	—	4,231,820	2,700,000
055294AA0	4,541,766	(945,422)	3,596,344	3,596,344	—	3,596,344	2,499,556
05535DCF9	9,735,123	(1,071,304)	8,663,820	8,663,820	—	8,663,820	5,717,211
05615P209	1,286,369	(589,369)	697,000	697,000	—	697,000	340,000
05615TAA0	5,007,026	(1,288,226)	3,718,800	3,718,800	—	3,718,800	1,872,000
056168AN7	4,346,552	1,373,448	5,720,000	5,720,000	—	5,720,000	900,000
05616YAE0	18,665,491	(4,465,158)	14,200,332	14,200,332	—	14,200,332	3,201,667
05617AMN8	41,109	—	41,109	8,824	(32,285)	8,824	40,605
05617BAA7	3,722,629	3,103,871	6,826,500	6,826,500	—	6,826,500	1,110,000
05946XJW4	146,968	(117,857)	29,110	29,107	(4)	29,107	156,690
05946XYB3	166,108	—	166,108	78,147	(87,961)	78,147	99,675
05946XYP2	1,421,266	—	1,421,266	1,323,304	(97,962)	1,323,304	738,027
05948XPR6	2,082,465	—	2,082,465	557,101	(1,525,364)	557,101	1,231,959
05948XR52	474,971	—	474,971	91,470	(383,501)	91,470	188,272
05948XVH1	1,497,403	—	1,497,403	306,092	(1,191,311)	306,092	528,786
05948XVJ7	788,039	114,504	902,543	59,071	(843,473)	59,071	194,455
05949AGR5	986,185	—	986,185	980,140	(6,045)	980,140	839,365
05949AHG8	6,127,000	—	6,127,000	6,014,458	(112,543)	6,014,458	5,723,279
05949ALH1	2,937,112	—	2,937,112	2,855,947	(81,165)	2,855,947	2,746,262
05949AZG8	2,582,767	—	2,582,767	2,576,971	(5,796)	2,576,971	2,207,565
05950DAA8	12,267,524	—	12,267,524	12,223,572	(43,953)	12,223,572	9,373,865
05950HAA9	26,958,890	(1,154,766)	25,804,125	25,734,549	(69,576)	25,734,549	21,527,308
06050HKY3	181,953	107,786	289,739	289,735	(3)	289,735	92,330
06652DAA7	7,999,644	(246,351)	7,753,294	7,713,156	(40,137)	7,713,156	4,217,139
07325HAC9	3,396,422	(37,314)	3,359,108	3,359,108	—	3,359,108	3,020,770
07325VAG9	3,128,744	(37,370)	3,091,374	2,754,647	(336,726)	2,754,647	2,386,917

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
07384MS60	$4,031,928	$(427,277)	$3,604,651	$3,597,566	$(7,085)	$3,597,566	$3,289,847
07384MV33	(73,525)	149,525	76,000	84,442	8,442	84,442	229,784
07384YNJ1	1,567,884	—	1,567,884	1,456,357	(111,527)	1,456,357	1,508,652
07384YPP5	4,596,090	—	4,596,090	3,674,175	(921,916)	3,674,175	999,109
073852AA3	4,418,510	—	4,418,510	4,377,063	(41,448)	4,377,063	4,131,611
073852AD7	4,331,841	(1,562,111)	2,769,729	1,934,225	(835,504)	1,934,225	1,185,850
073854AB7	15,735,556	1,003,380	16,738,936	15,361,792	(1,377,144)	15,361,792	9,633,710
073860AA6	2,633,186	(113,354)	2,519,832	2,429,131	(90,701)	2,429,131	2,103,309
073860AB4	3,147,261	47,966	3,195,227	2,841,323	(353,904)	2,841,323	2,184,940
07386HCM1	1,410,031	—	1,410,031	1,056,537	(353,494)	1,056,537	706,760
07386HCP4	280,541	92,493	373,034	39,487	(333,547)	39,487	69,912
07386HEN7	626,875	197,897	824,772	82,842	(741,930)	82,842	167,872
07386HHW4	151,576	(117,136)	34,440	23,712	(10,729)	23,712	118,364
07386HJL6	339,152	51,485	390,637	153,449	(237,188)	153,449	282,793
07386HLU3	53,001	(40,309)	12,693	8,937	(3,755)	8,937	68,639
07386HSF9	204,760	4,599	209,358	82,793	(126,565)	82,793	81,684
07386HSP7	6,770,677	—	6,770,677	6,706,809	(63,868)	6,706,809	4,197,549
07386HTQ4	415,178	—	415,178	250,592	(164,587)	250,592	347,054
073879PA0	1,587,600	313,374	1,900,974	1,668,300	(232,674)	1,668,300	661,470
073879QF8	1,254,924	(98,924)	1,156,000	1,108,896	(47,104)	1,108,896	629,200
073879Z92	11,660,102	681,870	12,341,972	11,388,410	(953,561)	11,388,410	3,777,103
07387AFA8	385,423	(7,975)	377,449	108,446	(269,003)	108,446	219,173
07387UHB0	22,698	84,718	107,416		(107,416)		9,899
07388EAA4	2,401,636	(327,186)	2,074,450	1,840,554	(233,896)	1,840,554	1,776,388
07388UAB6	1,829,762	(125,739)	1,704,023	1,506,514	(197,509)	1,506,514	1,323,492
07389LAA7	881,959	—	881,959	851,520	(30,438)	851,520	759,410
07389PAY6	671,883	(195,194)	476,689	293,212	(183,477)	293,212	285,272
07389VAA5	2,047,850	(223,130)	1,824,720	1,715,357	(109,363)	1,715,357	1,617,545
07400XAB4	6,160,795	(2,275,620)	3,885,175	3,429,090	(456,085)	3,429,090	1,712,050
07401EAA7	15,708,268	(4,399,772)	11,308,496	10,365,077	(943,419)	10,365,077	8,625,676
07401LAA1	17,892,548	(2,014,958)	15,877,590	15,533,761	(343,829)	15,533,761	9,168,168
07401LAQ6	4,804,667	(389,130)	4,415,537	4,162,870	(252,667)	4,162,870	2,452,575
07401LBA0	(277,866)	115,134	(162,732)	(157,637)	5,095	(157,637)	726,031
07820QAY1	18,502,926	(411,969)	18,090,958	17,874,223	(216,734)	17,874,223	12,522,070
07820QBL8	3,239,301	(136,329)	3,102,972	3,096,420	(6,553)	3,096,420	1,937,099
078446AB7	151,595	33,405	185,000	158,000	(27,000)	158,000	158,000
12489WQE7	1,982,151	(88,051)	1,894,100	1,345,000	(549,100)	1,345,000	927,180
12489WQH0	756,131	(107,825)	648,306	46,000	(602,306)	46,000	88,534
1248MAAD9	2,541,014	(528,869)	2,012,145	1,433,341	(578,804)	1,433,341	1,902,630
1248MEAE9	1,983,025	(149,057)	1,833,968	1,200,600	(633,368)	1,200,600	1,125,221
1248MEAG4	1,224,403	(51,404)	1,172,999	943,054	(229,945)	943,054	980,168
1248MGAJ3	210,190	(5,620)	204,570	204,542	(28)	204,542	228,594
1248RHAD9	4,779,731	624,422	5,404,153	4,350,796	(1,053,357)	4,350,796	2,686,481
12498NAB9	1,471,923	(18,936)	1,452,987	1,300,044	(152,943)	1,300,044	1,022,227
12544WAK3	1,388,571	(463,642)	924,928	924,918	(11)	924,918	1,330,518
12567AAF4	259,378	203,880	463,258	464,059	801	464,059	705,163
12627HAN0	(187)	11,467	11,280	1,181	(10,099)	1,181	2,962
12629EAK1	51,162	21,017	72,180	8,123	(64,057)	8,123	44,562
12638PAL3	14,577	(439)	14,138	890	(13,248)	890	7,736
12666XAB3	7,019,185	(923,289)	6,095,897	5,223,182	(872,715)	5,223,182	4,883,853
126670JD1	1,712,307	(192,104)	1,520,203	1,345,461	(174,742)	1,345,461	1,209,222
126670KN7	1,678,389	356,255	2,034,644	1,819,500	(215,144)	1,819,500	828,559
126670LN6	2,415,597	626,917	3,042,514	3,042,514	—	3,042,514	1,684,380
126670LP1	7,123,065	(596,889)	6,526,176	4,200,800	(2,325,376)	4,200,800	2,006,123
126670PG7	2,444,357	610,383	3,054,740	3,054,740	(0)	3,054,740	1,091,790
126670TU2	186,288	(7,048)	179,240	171,133	(8,108)	171,133	158,807
126670WT1	5,340,575	(140,686)	5,199,889	5,048,456	(151,433)	5,048,456	3,955,237
12667F2A2	163,158	(54,563)	108,595	81,502	(27,093)	81,502	57,032
12667FBJ3	2,566,505	(108,915)	2,457,590	2,254,824	(202,766)	2,254,824	1,865,756
12667FUL7	363,818	668,570	1,032,388	768,054	(264,334)	768,054	374,738
12667G4D2	22,671	5,057	27,728	27,741	13	27,741	47,782
12667GME0	18,442,810	(297,784)	18,145,026	18,111,264	(33,762)	18,111,264	9,972,950
12667GR62	12,746,640	(667,749)	12,078,891	12,073,212	(5,679)	12,073,212	7,916,471
12667GRW5	897,371	(71,616)	825,754	797,959	(27,795)	797,959	404,880
12667GS20	16,122,765	(743,582)	15,379,183	15,354,952	(24,231)	15,354,952	8,628,836
12667GWF6	10,925,236	(800,696)	10,124,540	9,489,260	(635,280)	9,489,260	4,902,738
12667GYX5	1,285,772	(59,584)	1,226,188	1,226,272	83	1,226,272	1,139,748
12667NAC2	302,475	(34,564)	267,911	249,866	(18,045)	249,866	218,280
126684AC3	3,086,917	56,724	3,143,642	1,935,105	(1,208,536)	1,935,105	2,523,360
12668A3Q6	11,139,895	(1,224,490)	9,915,405	9,668,991	(246,413)	9,668,991	3,546,923
12668A3V5	11,258	3,341	14,600	5,303	(9,297)	5,303	30,556
12668A4B8	18,372,664	(1,395,504)	16,977,160	16,673,193	(303,967)	16,673,193	8,866,596
12668A4G7	14,012	27,523	41,535	13,011	(28,524)	13,011	68,978
12668AAY1	76,890	6,625	83,515	83,626	112	83,626	153,983
12668ACG8	4,852,236	(153,482)	4,698,754	4,698,754	—	4,698,754	3,791,262

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
12668ACZ6	$4,427,651	$(173,854)	$4,253,797	$4,050,697	$(203,100)	$4,050,697	$2,424,716
12668AEV3	14,747,867	(829,384)	13,918,483	13,287,159	(631,324)	13,287,159	7,744,665
12668AEZ4	74,423	(59,104)	15,318	15,318	—	15,318	80,525
12668AFA8	(18,827)	30,018	11,192	11,192	—	11,192	36,765
12668AGW9	3,564,918	(345,540)	3,219,378	3,211,491	(7,887)	3,211,491	2,731,132
12668APF6	415,330	—	415,330	435,895	20,564	435,895	508,678
12668ATY1	(65,283)	286	(64,997)	(64,963)	35	(64,963)	95,472
12668AUD5	(47,360)	(17,169)	(64,529)	(64,529)	—	(64,529)	4,600
12668AVP7	8,737,532	(149,624)	8,587,908	8,512,640	(75,268)	8,512,640	5,266,246
12668AWQ4	44,584	(41,183)	3,401	3,186	(215)	3,186	29,979
12668BAU7	123,253	72,317	195,570	158,916	(36,654)	158,916	206,969
12668BB77	30,990,691	(1,312,292)	29,678,399	26,552,824	(3,125,575)	26,552,824	16,278,170
12668BDR1	62,792	(34,400)	28,392	8,262	(20,130)	8,262	65,796
12668BE33	17,275,119	—	17,275,119	16,361,953	(913,166)	16,361,953	8,590,825
126694A99	9,626	(10,895)	(1,270)	(1,269)	—	(1,269)	15,699
126694F86	20,391	(15,610)	4,782	1,535	(3,247)	1,535	18,129
126694N46	5,151,581	(86,756)	5,064,824	5,041,322	(23,502)	5,041,322	3,526,903
126694P36	13,351	(7,741)	5,610	1,755	(3,855)	1,755	26,187
126694YM4	3,906,587	—	3,906,587	3,782,512	(124,075)	3,782,512	1,932,469
126694YW2		8,581	8,581	2,948	(5,633)	2,948	41,492
126694ZB7	92,124	(43,842)	48,282	10,500	(37,782)	10,500	57,325
126694ZD3	10,000	(6,657)	3,343	1,177	(2,166)	1,177	6,313
12669D3C0	511,405	—	511,405	486,445	(24,960)	486,445	264,998
12669E6K7	1,275,099	—	1,275,099	607,889	(667,210)	607,889	920,107
12669EH33	228,927	—	228,927	242,713	13,786	242,713	233,044
12669EJ56	285,794	—	285,794	24,998	(260,797)	24,998	61,568
12669FKR3	296,372	(11,419)	284,954	285,159	206	285,159	285,070
12669FP23	820,922	(144,719)	676,202	475,883	(200,319)	475,883	763,207
12669FP31	278,663	148,409	427,072	427,628	556	427,628	693,525
12669FVD2	1,099,395	(65,067)	1,034,328	999,912	(34,416)	999,912	981,586
12669FW82	1,282,859	(10,002)	1,272,857	1,255,942	(16,914)	1,255,942	856,530
12669FXR9	653,961	—	653,961	641,742	(12,219)	641,742	425,791
12669GKH3	14,994,780	(276,764)	14,718,017	14,590,700	(127,317)	14,590,700	10,100,291
12669GMS7	313,009	—	313,009	299,973	(13,036)	299,973	179,158
12669GPB1	5,322	9,249	14,571	14,550	(22)	14,550	53,565
12669GRM5	3,479,303	(384,607)	3,094,697	3,352,604	257,907	3,352,604	1,882,027
12669GRQ6	10,174,672	(1,065,274)	9,109,397	8,824,804	(284,594)	8,824,804	5,379,170
12669GTV3	436,784	—	436,784	420,983	(15,802)	420,983	230,738
12669GUR0	4,378,904	—	4,378,904	4,148,210	(230,694)	4,148,210	2,417,637
12669GXW6	489,482	(139,216)	350,266	335,337	(14,929)	335,337	467,181
12669UBB5	497,412	—	497,412	493,895	(3,517)	493,895	491,696
14454AAB5	4,355,434	(55,600)	4,299,834	3,741,328	(558,506)	3,741,328	4,160,888
172939AB6	15,119	—	15,119	12,899	(2,219)	12,899	13,895
172981AK8	306,588	(31,892)	274,697	274,699	3	274,699	394,963
172981AL6	149,445	(25,449)	123,995	124,069	74	124,069	214,360
17307G3D8	2,269,096	—	2,269,096	2,021,866	(247,230)	2,021,866	1,075,738
17307GH76	452,689	(55,298)	397,391	382,054	(15,337)	382,054	266,797
17307GH84	126,447	1,656	128,103	107,648	(20,455)	107,648	107,720
17307GMQ8	8,274,282	(505,406)	7,768,876	7,768,876	—	7,768,876	7,261,757
17307GN79	379,993	(315,563)	64,430	(6,344)	(70,774)	(6,344)	91,935
17307GPE2	18,552,802	(4,842,254)	13,710,548	13,710,548	—	13,710,548	11,569,734
17307GPW2	502,051	(424,514)	77,537	77,537	—	77,537	147,785
17307GYD4	2,595,278	(31,729)	2,563,549	2,563,549	—	2,563,549	2,583,285
17309CAL9	77,030	(52,423)	24,606		(24,606)		24,758
17309MAB9	12,341,905	(395,031)	11,946,875	10,071,585	(1,875,289)	10,071,585	9,465,314
17309MAF0	220,729	11,571	232,300	43,394	(188,905)	43,394	57,177
17309NAH4	774,442	(174,962)	599,480	334,800	(264,680)	334,800	1,298,044
17309QAC8	9,483,532	—	9,483,532	9,131,484	(352,048)	9,131,484	7,144,100
17309QAM6	9,142	—	9,142	3,000	(6,142)	3,000	9,824
17309RAM4	53,216	(4,626)	48,590	5,869	(42,721)	5,869	55,161
17309SAC4	8,925,171	(504,006)	8,421,165	6,941,988	(1,479,177)	6,941,988	6,265,382
17309SAM2	4,636	4,721	9,357	1,448	(7,909)	1,448	2,452
17309SAN0	6,017	(137)	5,880	312	(5,569)	312	239
17309YAJ6	40,302	20,289	60,590	3,103	(57,487)	3,103	97,678
17309YAK3	(2,161)	28,604	26,443		(26,443)		18,843
17310UAE2	51,053	(27,827)	23,227	3,149	(20,077)	3,149	37,857
17311YAC7	3,116,760	480,130	3,596,890	2,829,009	(767,881)	2,829,009	2,054,241
17312TAH6	1,769,825	(226,465)	1,543,361	1,315,864	(227,497)	1,315,864	1,378,057
22540V3F7	1,852,027	559,539	2,411,566	2,321,586	(89,980)	2,321,586	1,248,567
22540V5D0	115,950	(28,738)	87,211	77,223	(9,988)	77,223	74,578
22540VQ70	879,895	236,262	1,116,157	1,116,157	—	1,116,157	644,338
22541N5E5	1,445,008	—	1,445,008	429,412	(1,015,596)	429,412	681,964
22541NBT5	927,137	347,071	1,274,208	1,273,440	(768)	1,273,440	847,880
22541NFL8	4,944,864	(127,761)	4,817,103	4,817,103	—	4,817,103	4,475,723

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
22541NR68	$91,777	$—	$91,777	$64,008	$(27,769)	$64,008	$36,806
22541NUB3	2,849,592	(91,442)	2,758,150	2,758,834	683	2,758,834	1,555,537
22541Q4M1	630,771	613,317	1,244,088	951,214	(292,874)	951,214	606,698
22541QA44	1,590,639	—	1,590,639	1,124,084	(466,555)	1,124,084	674,486
22541QDA7	1,002,336	—	1,002,336	902,832	(99,503)	902,832	551,738
22541QDB5	509,181	—	509,181	179,078	(330,103)	179,078	293,133
22541QFK3	470,108	(110,641)	359,467	359,495	29	359,495	224,801
22541QJR4	311,378	245,781	557,159	160,750	(396,409)	160,750	231,143
22541QV25	474,255	220,527	694,783	33,536	(661,247)	33,536	88,578
22541SFL7	823	(106)	718	40	(677)	40	213
22541SJV1	3,706,628	(4,813)	3,701,815	3,701,815	—	3,701,815	1,037,936
22541SRC4	434,356	93,437	527,793	527,793	—	527,793	500,187
22541SRZ3	23,810	(7,509)	16,301		(16,301)		57,755
22541SSD1	259,654	(127,205)	132,449	132,702	253	132,702	856,043
22541SXR4	2,613,347	(531,848)	2,081,499	1,785,960	(295,539)	1,785,960	858,045
225458RG5	117,665	(79,231)	38,434	38,434	—	38,434	51,240
225470R70	96,510	(53,518)	42,993	5,549	(37,443)	5,549	58,769
225470R88	277,690	(5,181)	272,509	263,695	(8,814)	263,695	5,572
2254W0KK0	203,343	(310,533)	(107,190)	9,127	116,317	9,127	145,406
2254W0NK7	1,547,996	(160,746)	1,387,250	1,182,222	(205,029)	1,182,222	835,784
22943HAD8	14,216,323	(597,627)	13,618,696	11,979,500	(1,639,196)	11,979,500	3,107,109
23242TAB2	4,765,932	(301,665)	4,464,267	3,667,644	(796,622)	3,667,644	3,482,624
23243AAD8	1,540,068	(124,145)	1,415,923	1,258,403	(157,519)	1,258,403	762,488
23244LAB7	4,296,125	(919,084)	3,377,042	2,692,489	(684,552)	2,692,489	2,917,292
23245QAA7	2,718,474	(106,228)	2,612,245	2,562,342	(49,903)	2,562,342	1,698,821
23248AAJ0	1,472,843	(105,780)	1,367,063	1,157,583	(209,480)	1,157,583	1,035,894
23332UAC8	5,678,513	(13,168)	5,665,345	5,612,240	(53,105)	5,612,240	3,917,024
23332UAR5	10,190,806	(18,173)	10,172,634	10,172,634	—	10,172,634	6,352,700
23332UAS3	270,553	—	270,553	188,389	(82,164)	188,389	64,508
23332UBV5	7,088,356	(479,169)	6,609,187	6,609,187	—	6,609,187	4,180,069
23332UCM4	643,319	—	643,319	627,691	(15,627)	627,691	392,394
23332UDU5	22,121,922	(656,344)	21,465,578	21,370,849	(94,728)	21,370,849	12,885,134
23332UFV1	1,539,475	(74,652)	1,464,823	1,464,823	—	1,464,823	792,371
251508AB3	12,008,737	(297,899)	11,710,837	9,685,446	(2,025,391)	9,685,446	5,756,384
25150PAD1	31,557	(16,298)	15,260	537	(14,722)	537	780
251510FB4	8,068,708	(194,898)	7,873,810	7,161,828	(711,981)	7,161,828	5,648,784
251510FL2	143,234	—	143,234	140,138	(3,097)	140,138	149,575
251510HS5	13,603,006	(1,103,262)	12,499,745	11,980,271	(519,474)	11,980,271	8,391,267
251510NB5	5,900,432	—	5,900,432	5,633,623	(266,810)	5,633,623	3,604,763
251510NC3	8,740,923	5,593,335	14,334,258	14,334,258	v	14,334,258	3,145,653
25151AAA9	4,322,852	2,503,372	6,826,224	5,886,249	(939,976)	5,886,249	3,673,970
251563DR0	102,526	(50,708)	51,818	17,901	(33,917)	17,901	97,307
26248PMM0	11,402	—	11,402	2,821	(8,581)	2,821	8,637
26410MAF7	5,233,857	(2,757,559)	2,476,298	2,700,673	224,375	2,700,673	773,874
26410WAD0	3,213,270	413,204	3,626,474	3,097,151	(529,322)	3,097,151	1,397,273
26441EAC5	401,016	(116,766)	284,250	251,750	(32,500)	251,750	250,000
26441NAA9		53,400	53,400		(53,400)
26441NAB7		31,000	31,000		(31,000)
28140XAE9	300,000	—	300,000	60,000	(240,000)	60,000	433,568
29108PAB0	(459,581)	2,264,092	1,804,512	1,804,512	—	1,804,512	1,500,000
30247DAD3	2,051,017	(1,137,412)	913,605	845,089	(68,517)	845,089	1,061,431
30251YAB4	9,121,482	—	9,121,482	9,096,257	(25,225)	9,096,257	6,851,855
316599AB5	112,410	—	112,410	108,086	(4,324)	108,086	108,590
31678UAA7	213,708	159,741	373,449	373,076	(373)	373,076	219,292
318340AB2	517,632	449,771	967,403	726,483	(240,921)	726,483	555,444
32051DCK6	545,112	—	545,112	533,892	(11,220)	533,892	534,007
32051DQ62	1,061,091	—	1,061,091	388,057	(673,034)	388,057	453,200
32051DRA2	115,248	—	115,248	106,338	(8,910)	106,338	99,814
32051DV33	623,012	(53,051)	569,961	570,019	57	570,019	511,815
32051GBV6	193,182	—	193,182	126,532	(66,650)	126,532	146,678
32051GCF0	487,187	(231,053)	256,133	50,621	(205,513)	50,621	92,556
32051GVN2	3,188,818	—	3,188,818	3,062,503	(126,315)	3,062,503	3,041,436
32051GZS7	7,648,650	(484,876)	7,163,774	6,874,600	(289,174)	6,874,600	5,970,501
32056CAH2	18,026,260	(719,438)	17,306,822	17,168,868	(137,954)	17,168,868	12,910,676
32113JAA3	728,393	—	728,393	711,792	(16,601)	711,792	374,625
32113JBV6	690,144	(368,022)	322,123	228,031	(94,092)	228,031	109,797
35729RAE6	9,619,470	(270,044)	9,349,427	6,989,037	(2,360,390)	6,989,037	6,175,384
35952Z007	12,597,727	(4,238,354)	8,359,373	5,923,358	(2,436,015)	5,923,358	2,685,859
35952Z023	10,157,209	(3,420,734)	6,736,475	4,511,207	(2,225,268)	4,511,207	2,071,188
35952Z031	10,918,605	(3,621,147)	7,297,458	4,688,530	(2,608,928)	4,688,530	2,036,793
35952Z049	9,616,866	(3,111,100)	6,505,766	4,383,059	(2,122,707)	4,383,059	1,719,720
35952Z056	9,823,862	(3,161,368)	6,662,495	4,285,422	(2,377,072)	4,285,422	1,640,900
35952Z064	10,038,058	(3,213,383)	6,824,675	4,622,032	(2,202,642)	4,622,032	1,736,917

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
35952ZA06	$27,551,646	$(13,015,358)	$14,536,287	$12,498,712	$(2,037,575)	$12,498,712	$4,604,527
35952ZA14	1,310,604	(608,033)	702,571	581,463	(121,108)	581,463	206,481
35952ZA22	2,174,056	(1,016,133)	1,157,923	891,667	(266,256)	891,667	319,639
36228FU38	111,956	(23,408)	88,548	88,929	381	88,929	130,102
36228FWU6	1,772,490	—	1,772,490	1,666,968	(105,522)	1,666,968	862,762
362334EB6	10,918,081	(409,586)	10,508,495	9,320,003	(1,188,492)	9,320,003	7,490,943
362334FS8	1,374,059	(52,548)	1,321,511	1,144,409	(177,102)	1,144,409	1,029,772
362341SG5	939,065	(251,384)	687,681	687,925	244	687,925	871,197
362341VU0	22,216,826	(706,260)	21,510,565	21,510,566	—	21,510,566	14,269,795
362341XE4	23,831,507	(1,120,610)	22,710,897	22,725,639	14,742	22,725,639	20,597,574
36242D3Z4	99,672	18,971	118,643	38,760	(79,883)	38,760	35,758
36242DBY8	1,382,748	(11,568)	1,371,180	1,371,218	38	1,371,218	1,497,781
36242DBZ5	732,946	(295,389)	437,557	428,093	(9,464)	428,093	291,418
36242DGA5	254,731	(78,936)	175,795	72,348	(103,447)	72,348	68,111
362437AC9	2,539,172	—	2,539,172	2,435,483	(103,689)	2,435,483	1,994,990
36244LAA1	3,338,179	(35,824)	3,302,355	3,091,697	(210,658)	3,091,697	2,739,816
362480AD7	19,604,046	(1,551,940)	18,052,106	15,919,815	(2,132,291)	15,919,815	8,176,528
38012UAA7	538,839	(135,212)	403,626	403,626	—	403,626	448,812
39538RAB5	12,186,361	(211,618)	11,974,743	11,974,743	—	11,974,743	6,317,272
39538RBB4	14,118,909	—	14,118,909	13,663,955	(454,954)	13,663,955	7,674,342
39538WBH0	18,553	(5,119)	13,435	8,462	(4,972)	8,462	19,127
39538WFH6	11,793,985	(450,770)	11,343,216	11,102,103	(241,113)	11,102,103	5,652,385
39538WHF8	34,481,180	(2,193,287)	32,287,893	31,565,812	(722,082)	31,565,812	19,781,360
39539GAA0	5,532,154	—	5,532,154	5,402,944	(129,210)	5,402,944	3,151,643
40430HAJ7	224,963	(53,508)	171,456	25,350	(146,105)	25,350	61,781
40430HBH0	26,421	6,245	32,666	2,850	(29,816)	2,850	7,419
40430HBJ6	(556)	10,874	10,318		(10,318)		1,579
40430HCQ9	17,351	(9,837)	7,514	2,200	(5,314)	2,200	11,854
40430HDC9	1,804,205	—	1,804,205	1,745,426	(58,779)	1,745,426	1,557,238
40430HEB0	63,958	(12,948)	51,010	32,045	(18,965)	32,045	72,019
40430HFL7	1,956,176	—	1,956,176	1,905,800	(50,376)	1,905,800	1,430,500
40430MAB3	693,604	—	693,604	464,427	(229,177)	464,427	352,135
40430VAG2	8,658,131	1,992,800	10,650,931	10,650,931	—	10,650,931	6,906,538
40430YAD3	929,016	476,051	1,405,068	1,403,969	(1,099)	1,403,969	1,102,411
40431HAT4	30,914	(675)	30,239	85	(30,154)	85	23,687
40431KAA8	194,150	—	194,150	175,820	(18,330)	175,820	150,008
40431KAE0	7,121,578	(179,683)	6,941,896	5,404,732	(1,537,164)	5,404,732	5,004,585
40431KAL4	(108)	29,984	29,876	115	(29,761)	115	9,863
40431RAN5	42,004	(25,007)	16,997	4,200	(12,797)	4,200	40,650
40431XAE2	5,000,000	(561,010)	4,438,990	3,669,720	(769,270)	3,669,720	2,277,550
40431XAF9	1,652,330	(203,976)	1,448,355	1,159,500	(288,855)	1,159,500	2,549,782
41161PA86	2,122,884	(184,140)	1,938,744	1,946,607	7,864	1,946,607	1,579,448
41161PFR9	1,385,310	(24,008)	1,361,302	1,361,024	(278)	1,361,024	958,036
41161PH55	41,295	(24,922)	16,373	1,361	(15,012)	1,361	34,968
41161PHC0	8,723,699	—	8,723,699	8,650,858	(72,841)	8,650,858	6,046,837
41161PHU0	8,419,815	(145,308)	8,274,507	8,260,672	(13,835)	8,260,672	6,028,919
41161PHZ9	22,342	82,797	105,139	49,376	(55,763)	49,376	169,737
41161PKH5	736,242	(22,174)	714,069	693,971	(20,098)	693,971	369,721
41161PL43	24,314,724	(2,590,119)	21,724,605	21,067,465	(657,140)	21,067,465	13,010,953
41161PLR2	13,989,945	(385,166)	13,604,779	13,553,011	(51,769)	13,553,011	8,267,825
41161PMG5	17,055,114	(435,416)	16,619,698	16,420,664	(199,034)	16,420,664	9,831,421
41161PQU0	14,875,535	(509,899)	14,365,636	14,119,858	(245,778)	14,119,858	8,182,334
41161PSC8	162,506	(104,485)	58,021	(11,727)	(69,747)	(11,727)	94,792
41161PTN3	2,438,426	—	2,438,426	2,338,388	(100,038)	2,338,388	1,286,123
41161PTP8	1,013,905	(49,766)	964,140	795,970	(168,169)	795,970	461,410
41161PWB5	7,919,141	(221,789)	7,697,352	7,589,705	(107,647)	7,589,705	4,265,835
41161PXH1	886,966	—	886,966	865,233	(21,733)	865,233	530,314
41161PZR7	100,125	(67,956)	32,170	32,169	—	32,169	80,425
41162DAF6	11,428,076	(661,584)	10,766,492	10,766,492	—	10,766,492	6,911,672
41164LAB5	17,273,445	(161,792)	17,111,653	16,026,074	(1,085,579)	16,026,074	8,166,969
43739EAP2	22,091,293	(820,456)	21,270,837	21,234,151	(36,686)	21,234,151	11,958,426
43739EBJ5	9,921,005	—	9,921,005	9,836,426	(84,579)	9,836,426	7,050,584
43739EBS5	9,807,091	—	9,807,091	9,739,689	(67,403)	9,739,689	7,491,729
44328AAB6	85,953	—	85,953	68,804	(17,149)	68,804	82,413
45071KDD3	1,938,576	(21,618)	1,916,958	1,639,658	(277,300)	1,639,658	1,719,886
45254NHV2	354,700	—	354,700	350,054	(4,646)	350,054	118,199
45254NJG3	1,480,972	(6,571)	1,474,401	1,470,402	(3,999)	1,470,402	1,027,660
45254NJK4	238,944	—	238,944	224,471	(14,473)	224,471	204,686
45254NJP3	161,848	36,624	198,472	173,896	(24,576)	173,896	146,828
45254NJV0	1,095,389	(9,709)	1,085,680	1,085,680	—	1,085,680	761,267
45254NJX6	236,992	6,584	243,576	243,342	(234)	243,342	230,522
45254NKA4	435,056	(65,120)	369,937	370,703	767	370,703	310,493
45254NKD8	4,422,720	—	4,422,720	4,418,977	(3,743)	4,418,977	3,671,836
45254NKF3	5,631,552	(4,270)	5,627,283	5,627,283	—	5,627,283	4,042,633

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
45254NKK2	$177,812	$(174,576)	$3,236	$(4,541)	$(7,777)	$(4,541)	$59,522
45254NKX4	6,809,080	(10,939)	6,798,141	6,648,074	(150,067)	6,648,074	4,174,751
45254NNP8	14,898,506	(58,004)	14,840,502	14,347,262	(493,240)	14,347,262	9,219,524
45254NPA9	16,542,021	(21,221)	16,520,800	16,545,406	24,606	16,545,406	11,378,135
45254NPG6	1,651,661	68,839	1,720,501	1,319,431	(401,070)	1,319,431	726,878
45254NPU5	5,904,109	(56,958)	5,847,150	5,842,706	(4,444)	5,842,706	3,342,706
45254TMK7	90,182	44,405	134,587	134,500	(87)	134,500	55,632
45254TSM7	4,936,760	—	4,936,760	4,671,006	(265,754)	4,671,006	1,902,064
45254TTM6	6,565,686	3,574,765	10,140,451	10,136,890	(3,561)	10,136,890	7,419,888
452570AA2	90,916	(11,936)	78,980	69,314	(9,666)	69,314	56,901
45257EAA2	5,555,631	(332,235)	5,223,396	4,744,759	(478,637)	4,744,759	2,146,888
45660L4P1	621,804	(133,988)	487,816	1,487	(486,328)	1,487	2,975
45660L4Q9	383,518	(251,715)	131,803	432	(131,370)	432	4,324
45660LAU3	200,296	—	200,296	173,571	(26,725)	173,571	198,748
45660LCN7	6,823,181	(373,021)	6,450,159	6,429,590	(20,570)	6,429,590	3,516,917
45660LGX1	169,982	(114,520)	55,463	26,391	(29,072)	26,391	44,753
45660LKW8	28,030,887	—	28,030,887	27,647,634	(383,253)	27,647,634	15,002,403
45660LNB1	411,659	8,530	420,189	327,147	(93,042)	327,147	233,300
45660LR84	279,459	(212,447)	67,013	315	(66,698)	315	125,577
45660LVD8	43,288	5,215	48,504	20,639	(27,865)	20,639	32,389
45660LW96	4,499,920	(200,285)	4,299,635	3,976,701	(322,934)	3,976,701	2,275,551
45660LWD7	4,792,278	(1,201,715)	3,590,563	3,648,216	57,653	3,648,216	2,987,251
45660LYW3	5,554,736	(131,428)	5,423,307	4,859,107	(564,201)	4,859,107	2,460,258
45660N2J3	6,011,902	(42,070)	5,969,831	5,819,011	(150,820)	5,819,011	3,538,681
45660N5H4	7,218,934	(85,652)	7,133,282	6,872,108	(261,174)	6,872,108	4,951,098
45660N7R0	293,645	(38,427)	255,218	121,786	(133,431)	121,786	110,471
45660NM44	205,661	12,515	218,176	218,870	695	218,870	426,465
45660NQ24	2,561,888	(143,976)	2,417,912	2,396,502	(21,410)	2,396,502	2,322,420
45660NRB3	656,779	390,164	1,046,943	956,329	(90,614)	956,329	549,296
45660NS30	2,885,761	(5,878)	2,879,884	2,847,071	(32,813)	2,847,071	2,160,159
45660NT96	3,207,750	—	3,207,750	3,139,137	(68,613)	3,139,137	2,485,259
456612AC4	20,158,765	(716,844)	19,441,921	19,444,154	2,233	19,444,154	10,828,273
45661EAA2	388,784	(41,654)	347,129	347,129	—	347,129	287,574
45661LAG3	3,952,305	2,674,596	6,626,901	6,219,246	(407,655)	6,219,246	3,878,669
45662BAJ8	149,703	(31,995)	117,709	52,383	(65,326)	52,383	96,350
45664BAE7	125,287	(4,873)	120,415	19,321	(101,093)	19,321	59,107
45664BAF4	14,745	—	14,745		(14,745)		11,785
45667QAJ0	138,368	(110,495)	27,874		(27,874)		22,840
45667WAA6	5,419,227	—	5,419,227	5,411,747	(7,479)	5,411,747	3,202,502
45667WAC2	696,557	—	696,557	763,285	66,728	763,285	615,124
45668WAE7	328,948	126,591	455,540	314,114	(141,426)	314,114	661,985
464125AC7	2,049,609	(451,355)	1,598,253	1,411,834	(186,419)	1,411,834	1,511,247
464126BW0	439,024	160,366	599,390	111,705	(487,685)	111,705	320,036
46412AAD4	4,426,669	(304,692)	4,121,977	4,101,600	(20,377)	4,101,600	3,652,259
466247NC3	720,783	496,069	1,216,852	547,381	(669,471)	547,381	511,343
466247UG6	3,233,028	—	3,233,028	3,098,218	(134,810)	3,098,218	2,561,268
466247XE8	8,092,927	(401,760)	7,691,167	7,264,895	(426,272)	7,264,895	4,755,810
46626CBS8	499,730	—	499,730	490,728	(9,003)	490,728	912,999
46627MBQ9	14,211,056	(35,993)	14,175,063	14,006,329	(168,733)	14,006,329	9,426,620
46627MCS4	10,024,718	(724,673)	9,300,045	8,975,596	(324,449)	8,975,596	6,195,366
466284AG1	5,663	(3,489)	2,174	32	(2,142)	32	29
466286AH4	11,833	(9,644)	2,189	217	(1,972)	217	484
46629BAR0	4,307,877	(183,067)	4,124,810	3,387,847	(736,963)	3,387,847	3,772,900
46629NAC7	174,117	—	174,117	147,676	(26,442)	147,676	113,736
46629QAR7	39,647	(5,173)	34,474	3,800	(30,674)	3,800	34,136
46629QAU0	2,021,995	(38,863)	1,983,132	1,404,150	(578,982)	1,404,150	1,106,353
46629QBE5	8,256	—	8,256	998	(7,258)	998	870
46629TAP5	28,240	10,415	38,655	10,800	(27,855)	10,800	73,142
46630CAC8	4,241,516	(239,121)	4,002,396	2,599,206	(1,403,190)	2,599,206	1,798,700
46630KAA4	1,814,880	(27,453)	1,787,427	1,530,732	(256,695)	1,530,732	1,317,540
49327HAJ4	170,000	—	170,000	80,000	(90,000)	80,000	140,000
52520MFT5	222,737	(69,154)	153,583	153,583	—	153,583	237,056
525221AW7	921,355	(667,600)	253,755	253,755	—	253,755	279,520
525221CD7	559,421	439,062	998,484	484,971	(513,513)	484,971	90,215
525221CE5	23,474	(11,082)	12,392		(12,392)		7,855
525221DV6	(11,490)	(12,813)	(24,303)	2,395	26,698	2,395	86,339
525221EN3	16,279,434	(1,222,548)	15,056,886	15,060,075	3,189	15,060,075	5,913,002
525221FE2	478	13,052	13,529	3,363	(10,166)	3,363	12,359
525221GM3	3,996,912	(243,582)	3,753,330	3,753,330	—	3,753,330	1,979,728
525221HA8	29,888,317	(3,924,130)	25,964,187	25,962,076	(2,112)	25,962,076	15,799,625
525221JA6	185,398	216,679	402,077	81,030	(321,047)	81,030	406,247
525226AL0	2,041,437	(881,883)	1,159,554	997,957	(161,596)	997,957	102,953
525229AG5	3,305,832	(1,374,579)	1,931,253	1,680,020	(251,233)	1,680,020	1,273,803
52524VAG4	15,606,162	(703,566)	14,902,596	14,416,316	(486,281)	14,416,316	8,784,292

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
52524YAF0	$15,004,860	$(1,360,381)	$13,644,479	$13,386,690	$(257,789)	$13,386,690	$7,263,303
550279AA1	6,046,039	(236,352)	5,809,687	5,491,236	(318,451)	5,491,236	3,492,639
55027AAR1	14,652,584	(1,244,157)	13,408,427	13,195,476	(212,950)	13,195,476	7,504,974
55027AAU4	6,962,805	(614,902)	6,347,903	6,105,505	(242,398)	6,105,505	3,131,647
55027BAA6	20,142,119	(2,254,332)	17,887,786	16,945,064	(942,723)	16,945,064	8,931,248
56119LAG8	4,723,809	(1,877,460)	2,846,349	1,186,038	(1,660,311)	1,186,038	214,965
576429AL8	19,712	(11,900)	7,812	6,301	(1,510)	6,301	33,248
576433E44	227,809	(76,658)	151,150	151,150	—	151,150	270,044
576433FP6	771,581	—	771,581	716,828	(54,752)	716,828	213,700
576433G42	10,216,939	(163,454)	10,053,485	9,977,460	(76,025)	9,977,460	5,070,004
576433GW0	2,295,241	—	2,295,241	1,556,877	(738,364)	1,556,877	646,036
576433H33	6,022,941	(392,291)	5,630,651	5,623,253	(7,398)	5,623,253	3,992,262
576433KG0	611,574	409,654	1,021,228	1,021,228	—	1,021,228	536,222
576433NH5	4,844,319	(932,639)	3,911,681	3,718,684	(192,997)	3,718,684	2,152,941
576433RU2	1,564,814	1,198,609	2,763,423	2,311,547	(451,876)	2,311,547	913,800
576433SE7	1,210,380	779,554	1,989,934	1,858,572	(131,362)	1,858,572	418,020
576433WZ5	2,458,803	(27,282)	2,431,521	2,431,521	—	2,431,521	2,775,922
576436CV9	681,835	(4,537)	677,298	615,056	(62,242)	615,056	430,525
57643AAA8	860,142	(82,063)	778,079	684,793	(93,286)	684,793	519,497
57643LMP8	2,789,387	(231,739)	2,557,648	1,947,900	(609,748)	1,947,900	1,002,043
576444AA1		(780)	(780)		780
5899293W6	1,807,333	—	1,807,333	1,786,709	(20,625)	1,786,709	944,289
589929D62	122,225	(55)	122,170	122,170	—	122,170	108,766
589929E87	1,448,488	—	1,448,488	1,279,493	(168,995)	1,279,493	837,606
589929P69	830,665	—	830,665	478,174	(352,492)	478,174	461,486
589929X29	5,532,994	—	5,532,994	5,493,059	(39,935)	5,493,059	3,800,414
59020UAA3	250,956	(17,428)	233,528	234,068	539	234,068	243,414
59020UHP3	1,032,580	(38,770)	993,810	993,968	158	993,968	1,589,283
59020UQ57	3,872,139	(179,448)	3,692,691	3,585,447	(107,244)	3,585,447	1,908,268
59020UTL9	1,301,537	(250,223)	1,051,314	1,051,314	—	1,051,314	586,878
59020UXN0	971,043	(503,824)	467,219	320,039	(147,180)	320,039	290,519
590212AB2	343,836	(1,411)	342,425	248,375	(94,050)	248,375	255,827
59023FAA3	176,165	—	176,165	130,914	(45,251)	130,914	132,100
59023WAG3	95,554	(20,280)	75,274	21,300	(53,974)	21,300	36,446
59024EAD9	3,325,725	335,634	3,661,359	2,550,411	(1,110,948)	2,550,411	2,517,890
59024UAB7	1,853,921	(1,128)	1,852,793	1,598,527	(254,266)	1,598,527	1,515,063
59024WAF4	440,839	(18,363)	422,476	422,476	—	422,476	23,319
617451DQ9	10,030,791	—	10,030,791	9,954,963	(75,829)	9,954,963	8,429,423
61748HAA9	26,588	(72)	26,515	26,520	5	26,520	26,717
61748HRF0	134,911	(48,245)	86,666		(86,666)		91
61749BAB9	841,700	(5,384)	836,316	753,068	(83,247)	753,068	734,915
61749BAP8	1,695	(1,383)	313	68	(245)	68	324
61750FAE0	880,067	31,011	911,078	679,675	(231,403)	679,675	541,904
61750MAB1	101,472	—	101,472	91,867	(9,604)	91,867	103,069
61750SAB8	1,077,458	(5,100)	1,072,358	950,800	(121,558)	950,800	1,031,861
61751JAQ4	38,767	19,561	58,328	13,759	(44,568)	13,759	47,798
617526AE8	476,968	(46,120)	430,848	313,885	(116,963)	313,885	247,385
61753KAB2	473,184	(775)	472,409	423,525	(48,884)	423,525	455,959
61753VAG7		2,766	2,766	960	(1,806)	960	3,246
61755AAB2	41,240	(442)	40,798	36,930	(3,868)	36,930	36,571
61755FAE5	37,534	(10,214)	27,320	6,720	(20,600)	6,720	41,504
61757MAB4	3,916,069	(835,076)	3,080,994	2,191,535	(889,459)	2,191,535	2,104,833
61915RAX4	1,638,961	—	1,638,961	776,997	(861,964)	776,997	1,365,823
61915RAZ9	(148,894)	148,828	(65)	(99,571)	(99,506)	(99,571)	21,658
61915RBB1	8,962,333	(625,806)	8,336,527	7,966,618	(369,909)	7,966,618	5,094,347
61915RBZ8	1,298,069	(272,420)	1,025,649	946,143	(79,506)	946,143	607,348
63543VAJ2	607,180	—	607,180	40,000	(567,180)	40,000	617,640
63543WAH4	104,840	—	104,840	20,000	(84,840)	20,000	25,520
638728AC9	3,259,818	(22,890)	3,236,928	2,436,781	(800,147)	2,436,781	1,983,431
64352VLH2	2,532,572	582,802	3,115,374	3,115,374	—	3,115,374	2,404,506
64352VPC9	43,124	5,243	48,367	7,000	(41,367)	7,000	9,830
64352VQR5	9,425,541	(168,524)	9,257,017	6,896,118	(2,360,898)	6,896,118	6,400,273
65106FAB8	13,142,522	(22,735)	13,119,787	11,793,326	(1,326,461)	11,793,326	8,280,989
65106FAG7	1,190,670	30,370	1,221,040	204,425	(1,016,615)	204,425	693,284
65535VEY0	475,643	4,610	480,253	330,026	(150,227)	330,026	649,250
65535VLQ9	(5,908)	43,484	37,576	7,671	(29,906)	7,671	53,268
65535VPK8	(999)	20,060	19,061		(19,061)		6,932
65535VRH3	5,575,630	1,539,821	7,115,451	5,395,309	(1,720,142)	5,395,309	5,698,839
65535VRK6	3,513,236	(45,153)	3,468,083	2,513,185	(954,899)	2,513,185	1,863,500
65535VSQ2	4,027	84,811	88,838	7,199	(81,639)	7,199	38,985
65535VUS5	3,606,908	(14,581)	3,592,327	2,764,641	(827,686)	2,764,641	2,166,579
65537BAG5	135,801	27,719	163,521	45,150	(118,371)	45,150	161,976
65538DAA3	5,141,766	(755,452)	4,386,314	3,545,133	(841,180)	3,545,133	2,582,862
66987WDE4	5,847,705	(1,907,696)	3,940,009	2,428,800	(1,511,209)	2,428,800	1,196,771

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
669884AF5	$377,185	$(320,129)	$57,056	$11,250	$(45,806)	$11,250	$20,331
68383NCA9	28,082,016	(24,362)	28,057,654	27,037,302	(1,020,352)	27,037,302	18,908,080
68383NCD3	3,010,525	—	3,010,525	2,886,447	(124,077)	2,886,447	1,194,750
68383NCU5	11,166,085	—	11,166,085	10,941,333	(224,752)	10,941,333	6,415,076
68383NDT7	10,901,247	(896,796)	10,004,450	10,006,237	1,786	10,006,237	5,446,019
68383NDW0	3,597,143	1,966,826	5,563,968	5,563,968	—	5,563,968	1,403,021
68389FBW3	33,468	—	33,468	32,515	(953)	32,515	26,461
68402CAC8	1,039,305	—	1,039,305	813,805	(225,500)	813,805	788,075
69121PDE0	432,111	(30,222)	401,888	330,333	(71,556)	330,333	342,387
69121PDX8	978,111	(12,463)	965,648	761,663	(203,985)	761,663	920,256
70069FHV2	1,768,763	2,237,790	4,006,553	4,006,553	—	4,006,553	1,132,672
74348UAL3	529,251	8,700,000	9,229,251	9,229,251	—	9,229,251	6,137,452
74919VAB2	10,652,303	(993,121)	9,659,181	9,313,276	(345,905)	9,313,276	8,080,868
74922MAB7	8,113,244	4,175,428	12,288,673	12,060,095	(228,578)	12,060,095	6,799,659
74922MAC5	1,989,882	(291,003)	1,698,880	1,589,031	(109,848)	1,589,031	938,656
74924UAB7	12,156,349	(505,254)	11,651,095	11,459,505	(191,590)	11,459,505	10,874,297
74924XAD7	1,415,893	659,241	2,075,133	365,752	(1,709,381)	365,752	555,588
74924YAH6	26,958	856	27,814	8,550	(19,264)	8,550	18,489
74927WAM6	169,414	71,176	240,590	240,359	(231)	240,359	301,851
74927XAM4	407,202	482,093	889,295	300,792	(588,503)	300,792	401,217
74951PBT4	3,187,466	2,299,991	5,487,457	2,882,848	(2,604,610)	2,882,848	3,317,693
74951PBV9	730,969	506,127	1,237,096	367,539	(869,557)	367,539	634,194
75114GAC3	26,527,905	(1,593,934)	24,933,971	24,422,506	(511,466)	24,422,506	12,982,717
75114HAD9	25,025,792	(2,290,775)	22,735,017	22,078,347	(656,670)	22,078,347	12,762,589
75114HAK3	4,345,090	1,332,819	5,677,909	5,187,537	(490,371)	5,187,537	1,452,858
75114NAA2	16,801,681	(271,142)	16,530,539	12,592,378	(3,938,161)	12,592,378	7,078,169
75114NAB0	3,864,139	1,986,378	5,850,517	4,341,811	(1,508,706)	4,341,811	2,673,650
75156XAC5	1,692,681	(66,098)	1,626,584	1,330,200	(296,384)	1,330,200	899,292
75405KAG3	72,207	(33,521)	38,687	12,300	(26,387)	12,300	75,213
75406AAB5	8,194,240	(112,039)	8,082,200	7,833,582	(248,619)	7,833,582	6,103,127
75970JAL0	53,513	58,314	111,827	48,650	(63,177)	48,650	92,068
75971EAK2	257,596	(43,455)	214,141	89,250	(124,891)	89,250	247,529
760985U33	383,354	227,220	610,575	610,575	—	610,575	205,353
76110GG62	6,113,152	(73,639)	6,039,513	6,039,513	—	6,039,513	4,665,784
76110GG70	2,331,544	(225,691)	2,105,852	2,106,490	638	2,106,490	1,804,125
76110GJ85	3,941,040	(76,580)	3,864,460	3,665,253	(199,207)	3,665,253	3,061,346
76110GTL5	1,542,953	(79,616)	1,463,337	1,300,907	(162,429)	1,300,907	1,302,525
76110GZQ7	8,404,254	(93,127)	8,311,127	8,311,127	—	8,311,127	7,217,123
76110GZR5	3,000,351	(28,507)	2,971,844	2,972,346	502	2,972,346	2,665,818
76110H4M8	349,246	(3,107)	346,139	294,469	(51,669)	294,469	165,342
76110H4Q9	510,543	(86,554)	423,989	423,995	6	423,995	515,321
76110H5C9	1,051,392	(435,732)	615,660	311,878	(303,781)	311,878	220,680
76110H5D7	27,340	—	27,340		(27,340)		8,182
76110HKX6	5,080,420	2,813,000	7,893,420	6,186,611	(1,706,809)	6,186,611	4,372,713
76110HKY4	653,534	625,158	1,278,692	508,627	(770,065)	508,627	472,018
76110W4J2	24,575	1,138	25,714	5,900	(19,814)	5,900	15,174
76110W6M3	2,284,782	774,236	3,059,018	3,059,018	—	3,059,018	1,081,410
761118FM5	12,491,611	—	12,491,611	11,351,800	(1,139,810)	11,351,800	8,055,693
761118FQ6	46,132	(29,611)	16,521	684	(15,837)	684	816
761118KU1	9,530,154	—	9,530,154	8,651,788	(878,367)	8,651,788	4,901,222
761118LA4	52,667	36,698	89,365	19,129	(70,236)	19,129	53,690
761118NN4	12,743,681	(694,418)	12,049,263	11,683,514	(365,748)	11,683,514	6,831,233
761118RJ9	671,225	(65,944)	605,280	586,526	(18,754)	586,526	294,944
761118RM2	28,173,275	(2,753,099)	25,420,176	24,952,697	(467,479)	24,952,697	12,695,360
761118WP9	17,739,926	(1,200,907)	16,539,019	14,876,489	(1,662,529)	14,876,489	8,313,574
761118WS3	2,907	4,366	7,273	227	(7,046)	227	226
76112B4M9	2,705,406	(166,746)	2,538,660	2,404,349	(134,311)	2,404,349	2,019,552
76112BE48	1,384,789	327,594	1,712,383	1,709,227	(3,156)	1,709,227	1,405,378
76112BK66	29,668	1,031	30,699	6,300	(24,399)	6,300	10,655
76112BLZ1	648,509	2,256,348	2,904,857	2,904,857	—	2,904,857	1,061,341
76112BN55	62,582	(11,597)	50,984	14,400	(36,584)	14,400	16,935
76113ABJ9	1,991,058	(276,092)	1,714,966	1,337,600	(377,366)	1,337,600	859,890
76114GAL1	93,517	(7,900)	85,617	406	(85,211)	406	3,491
783422BF4	174,947	1,825,053	2,000,000	2,000,000	—	2,000,000	1,065,307
78402TAD8	422,322	531,732	954,054	954,054	—	954,054	394,590
79549ASM2	528,734	—	528,734	529,063	330	529,063	353,400
79549ASN0	234,864	115,910	350,774	349,327	(1,447)	349,327	247,456
79549AYA1	702,614	1,044,459	1,747,074	1,703,858	(43,216)	1,703,858	778,101
79549AYB9	2,370	215,285	217,655	187,191	(30,463)	187,191	96,687
805564RM5	2,956,500	738,544	3,695,044	3,695,044	—	3,695,044	2,817,498
80557BAC8	10,329,036	(158,348)	10,170,688	6,848,379	(3,322,309)	6,848,379	4,033,453
81377EAA2	299,317	—	299,317	186,651	(112,666)	186,651	187,847
81378EAA1	5,280,878	(48,743)	5,232,135	4,553,938	(678,197)	4,553,938	3,378,267
81379EAA0	667,984	(9,289)	658,695	592,324	(66,371)	592,324	493,421
81744DAD4	504,673	(372,715)	131,958	6,858	(125,099)	6,858	383,641

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
81744FJH1	$347,334	$(24,840)	$322,494	$322,756	$262	$322,756	$212,657
81879MAX7	92,103	15,742	107,845	31,372	(76,474)	31,372	57,164
84751PAA7	26,471	8,452	34,923	34,923	—	34,923	23,169
84752CAE7	2,585,716	(340,502)	2,245,214	1,694,121	(551,093)	1,694,121	737,747
8635722A0	303,348	—	303,348	257,996	(45,351)	257,996	189,432
863572F99	587,917	—	587,917	510,742	(77,174)	510,742	587,374
863579DV7	1,567,174	(60,525)	1,506,649	1,010,289	(496,360)	1,010,289	167,669
863579DX3	145,835	34,637	180,471	84,995	(95,476)	84,995	32,006
863579GG7	151,236	662	151,898	54,662	(97,236)	54,662	73,424
863579GJ1	40,653	(22,724)	17,928	4,253	(13,676)	4,253	11,791
863579HM3	442,319	(367,802)	74,517	24,134	(50,382)	24,134	53,164
863579RE0	52,505	(115,383)	(62,878)	(62,873)	5	(62,873)	139,093
863579TU2	616,146	(532,661)	83,485	83,501	15	83,501	378,877
863579YR3	10,001,844	(90,439)	9,911,405	9,682,436	(228,969)	9,682,436	6,454,932
863579Z43	14,675	103,951	118,626	50,961	(67,665)	50,961	91,239
86358BAH5	32,690	(256)	32,435	7,600	(24,835)	7,600	12,138
86358EQJ8	4,145,569	(574,826)	3,570,743	3,206,370	(364,374)	3,206,370	1,113,843
86358HQW2	324,835	(266,557)	58,279	58,279	—	58,279	301,818
86358HRL5	227,784	—	227,784	61,404	(166,380)	61,404	86,972
86358R3Q8	1,050,281	424,085	1,474,366	1,474,342	(24)	1,474,342	885,743
86358R5Q6	141,013	—	141,013	124,445	(16,568)	124,445	79,902
86358R5R4	70,852	—	70,852	5,082	(65,770)	5,082	55,213
86358RA49	1,102,249	—	1,102,249	1,018,016	(84,232)	1,018,016	1,025,969
86358RE86	13,459	3,776	17,235	17,216	(19)	17,216	2,709
86358RL88	264,668	(34,910)	229,758	229,758	—	229,758	150,397
86358RLG0	371,263	49,705	420,968	420,937	(32)	420,937	261,803
86358RUL9	82,366	(56,750)	25,616	25,619	2	25,619	58,799
86358RUM7	144,266	—	144,266	140,835	(3,431)	140,835	83,174
86358RUR6	75,440	206,389	281,828	14,020	(267,808)	14,020	50,346
86358RZD2	131,567	—	131,567	68,071	(63,497)	68,071	81,052
86359A5E9	400,036	—	400,036	378,193	(21,843)	378,193	214,705
86359A6A6	5,190,885	—	5,190,885	2,144,187	(3,046,698)	2,144,187	3,592,487
86359ACC5	977,409	(196,484)	780,925	780,925	—	780,925	432,480
86359ACD3	755,959	(97,850)	658,109	698,847	40,739	698,847	593,349
86359ACE1	266,207	(27,507)	238,700	85,721	(152,979)	85,721	149,764
86359ACG6	64,674	(48,332)	16,341	16,164	(177)	16,164	63,673
86359AEH2	144,530	73,107	217,637	142,464	(75,173)	142,464	29,795
86359AHD8	382,079	108,278	490,357	490,086	(271)	490,086	357,750
86359AKY8	451,672	—	451,672	57,429	(394,243)	57,429	41,163
86359ANH2	1,625,931	—	1,625,931	1,597,035	(28,897)	1,597,035	1,436,518
86359AVY6	698,282	(3,382)	694,899	441,719	(253,180)	441,719	319,882
86359AXX6	3,496,393	—	3,496,393	2,901,987	(594,406)	2,901,987	2,440,768
86359AZE6	1,601,904	—	1,601,904	963,581	(638,323)	963,581	756,924
86359B7K1	205,205	(21,837)	183,368	177,133	(6,234)	177,133	149,858
86359BCV1	1,044,222	(127,934)	916,287	102,912	(813,376)	102,912	593,417
86359BKF7	743,599	428,167	1,171,766	1,174,904	3,137	1,174,904	2,051,566
86359BLB5	1,552,014	(30,744)	1,521,269	1,522,413	1,144	1,522,413	1,344,516
86359BLQ2	1,872,428	990,588	2,863,016	2,866,815	3,799	2,866,815	5,575,621
86359BLS8	5,600	62,462	68,062	4,756	(63,306)	4,756	9,386
86359BU82	290,664	(87,421)	203,243	59,800	(143,443)	59,800	9,375
86359DUV7	179,245	(49,350)	129,895	70,000	(59,895)	70,000	56,732
86359DXD4	294,266	(226,144)	68,122	68,122	—	68,122	63,974
86359LRC5	384,154	(257,490)	126,664	126,645	(18)	126,645	330,247
86359LRW1	28,112,833	(1,510,541)	26,602,292	25,908,064	(694,228)	25,908,064	14,922,573
86359LSM2	1,993,249	(81,453)	1,911,796	1,779,543	(132,253)	1,779,543	1,101,588
86360JAA9	14,272,472	(532,563)	13,739,910	13,658,879	(81,031)	13,658,879	6,736,073
86360JAE1	11,681,658	(761,646)	10,920,012	10,844,925	(75,087)	10,844,925	6,682,423
86360JAN1	5,451,301	(379,004)	5,072,297	5,003,690	(68,607)	5,003,690	2,593,638
86360KAF5	45,956,594	(2,955,673)	43,000,921	41,138,156	(1,862,765)	41,138,156	24,888,253
86360NAS1	1,277,255	810,834	2,088,089	44,222	(2,043,867)	44,222	754,039
86360PAD9	83,766	(4,763)	79,003	67,324	(11,679)	67,324	42,851
86360UAF3	5,428,549	(305,068)	5,123,482	5,009,727	(113,755)	5,009,727	2,769,483
86361EAM3	17,440	—	17,440	3,285	(14,156)	3,285	7,494
86361EAP6	7,862	—	7,862	1,103	(6,759)	1,103	4,903
86361HAA2	17,064,658	(684,002)	16,380,656	15,741,894	(638,762)	15,741,894	8,278,117
86361HAB0	11,202,172	(711,529)	10,490,644	10,493,535	2,891	10,493,535	7,663,395
86361HAZ7		9,594	9,594	3,464	(6,130)	3,464	31,290
86361HBA1	6,110	(3,826)	2,284	1,616	(668)	1,616	12,120
86362HAA1	13,833,890	(1,066,556)	12,767,334	11,542,169	(1,225,165)	11,542,169	6,744,278
86362HAH6	5,729	(3,178)	2,551	196	(2,355)	196	311
86362PAD7	253,546	(27,192)	226,354	107,406	(118,948)	107,406	89,587
86363DAA9	13,393,768	(607,500)	12,786,269	12,257,792	(528,476)	12,257,792	6,628,012
86363HAB8	5,316,372	(237,448)	5,078,925	4,920,744	(158,181)	4,920,744	4,136,897
86363MAB7	5,170,356	(778,974)	4,391,382	3,946,512	(444,871)	3,946,512	2,462,760

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized Other-than- temporary- impairments	Amortized Cost after OTTI	Fair Value
86789MAP2	$847,733	$(457,943)	$389,790	$242,368	$(147,422)	$242,368	$638,798
872224AD2	20,349,000	—	20,349,000	17,477,756	(2,871,244)	17,477,756	9,504,094
872224AK6	119,332	(36,864)	82,468	23,511	(58,957)	23,511	123,806
872224AL4	23,255	(15,155)	8,100	1,164	(6,935)	1,164	13,798
872225AL1	93,707	(20,398)	73,308	73,308	—	73,308	202,063
872225AN7	23,488	(5,311)	18,177	18,177	—	18,177	62,682
872227AE3	7,973,251	(2,572,709)	5,400,542	5,112,135	(288,407)	5,112,135	4,213,329
872227AM5	181,134	(72,466)	108,668	32,844	(75,824)	32,844	268,005
87222EAJ7	31,010	24,043	55,053	13,908	(41,144)	13,908	86,958
88156UAW0		45,750	45,750	45,750	—	45,750	270,139
88157QAL2	1,421,103	(457,898)	963,205	903,070	(60,135)	903,070	1,216,409
885220FS7	9,457,393	—	9,457,393	9,445,513	(11,880)	9,445,513	8,155,109
89789KAC9	30,127	(765)	29,363	6,900	(22,463)	6,900	25,650
92719UAM4	241,410	—	241,410	30,262	(211,148)	30,262	134,418
929227EN2	569,749	—	569,749	366,801	(202,948)	366,801	207,341
929227QB5	319,153	—	319,153	297,659	(21,494)	297,659	257,136
929227ZF6	43,344	(3,165)	40,178	40,178	—	40,178	96,899
92922F4M7	5,208,049	(19,930)	5,188,119	5,188,119	—	5,188,119	3,729,338
92922F5T1	8,964,069	(78,835)	8,885,234	8,885,234	—	8,885,234	6,284,767
92922F6E3	350,821	(77,583)	273,237	273,237	—	273,237	327,226
92922F7A0	2,238,247	—	2,238,247	1,699,451	(538,795)	1,699,451	1,093,509
92922F7Q5	12,204,664	(253,584)	11,951,080	11,950,285	(796)	11,950,285	6,623,957
92922FB72	1,508,053	—	1,508,053	1,502,985	(5,068)	1,502,985	900,960
92922FNW4	1,601,457	(123,016)	1,478,441	1,478,441	—	1,478,441	1,282,818
92922FQ76	787,005	(75,349)	711,656	405,903	(305,753)	405,903	280,066
92922FTJ7	1,777,043	(49,499)	1,727,543	1,699,937	(27,607)	1,699,937	1,149,312
92922FW61	2,145,819	(346,606)	1,799,212	1,626,676	(172,536)	1,626,676	1,107,228
92922FWU8	5,062,212	—	5,062,212	4,980,139	(82,073)	4,980,139	2,691,636
92922FZF8	10,817,997	(41,379)	10,776,618	10,695,626	(80,992)	10,695,626	7,703,998
92925CBB7	5,368,620	(24,538)	5,344,081	5,283,888	(60,193)	5,283,888	3,459,548
92926SAB2	45,599	(923)	44,677	33,310	(11,367)	33,310	31,678
92926SAE6	3,786,053	144,000	3,930,054	3,107,031	(823,023)	3,107,031	2,661,301
92977YAY7	2,719,008	414,131	3,133,138	2,868,059	(265,079)	2,868,059	151,954
92978EAA2	1,533,898	—	1,533,898	1,277,040	(256,858)	1,277,040	1,207,177
93363CAF6	493,439	—	493,439	454,403	(39,036)	454,403	647,924
939335P90	136,353	—	136,353	24,813	(111,541)	24,813	105,085
9393363A9	580,296	—	580,296	429,964	(150,333)	429,964	438,546
9393365V1	2,481,350	(269,112)	2,212,237	2,194,353	(17,885)	2,194,353	1,760,086
939336PT4	386,961	(122,329)	264,633	75,015	(189,618)	75,015	61,371
939336U35	1,894,036	(76,526)	1,817,511	1,817,553	43	1,817,553	1,692,066
939336X65	14,242,800	—	14,242,800	14,219,553	(23,247)	14,219,553	9,642,453
93934FHC9	11,822,157	(1,040,682)	10,781,475	10,707,610	(73,865)	10,707,610	6,324,541
93934FHK1	100,009	(89,807)	10,202	10,202	—	10,202	71,444
93934FJQ6	23,116,067	(2,524,844)	20,591,223	20,060,077	(531,146)	20,060,077	11,625,148
93934FMJ8	274,844	384,301	659,146	134,736	(524,410)	134,736	498,095
93934XAB9	2,228,067	(37,957)	2,190,109	1,794,115	(395,994)	1,794,115	1,802,322
93935AAE2	106,211	322,155	428,366	398,514	(29,853)	398,514	583,482
93935GAJ8	161,312	(20,349)	140,963	706	(140,257)	706	256,004
93935LAG3	125,131	195,530	320,661	50,370	(270,291)	50,370	158,382
93936JAM4	334,700	76,651	411,351	1,911	(409,440)	1,911	81,602
941034AD2	257,294	(84,241)	173,053	173,053	—	173,053	130,330
941574AG0	6,824,731	(1,616,039)	5,208,692	4,706,557	(502,135)	4,706,557	1,710,000
9497EVAF2	18,904	12,699	31,603	11,348	(20,255)	11,348	19,634
94981PAG5	802,956	1,280,654	2,083,610	1,993,301	(90,309)	1,993,301	605,013
94981VAX5	1,188,385	(3,380)	1,185,005	1,185,005	—	1,185,005	1,163,931
94983CAJ6	21,615,546	(3,686)	21,611,860	21,611,860	—	21,611,860	19,291,611
94983EAH6	16,211,476	—	16,211,476	16,192,005	(19,471)	16,192,005	13,657,429
94983TAE0	12,935,357	(9,809)	12,925,548	12,813,552	(111,996)	12,813,552	10,974,352
94983VAC9	10,182,293	(1,094,464)	9,087,828	8,692,723	(395,105)	8,692,723	8,522,414
94983YAQ2	5,376,220	—	5,376,220	5,308,862	(67,359)	5,308,862	4,332,506
94985JAG5	19,506,807	(924,368)	18,582,439	18,456,892	(125,547)	18,456,892	12,319,438
984582AA4	5,692,652	(378,283)	5,314,369	4,212,034	(1,102,335)	4,212,034	4,737,800
984582AB2	102,579	(33,345)	69,235	16,425	(52,809)	16,425	89,849
DUCH1CC26	674	—	674		(674)		70
L26479NN8	2,022,238	(518,183)	1,504,056	1,237,994	(266,062)	1,237,994	2,686,776
L26480MN7	1,956,399	(1,294,652)	661,747	887,038	225,291	887,038	438,529
N2874AAB7	7,638,865	(3,145,633)	4,493,232	4,842,587	349,355	4,842,587	1,719,720

TOTALS	$2,961,408,356	$(107,852,370)	$2,853,555,985	$2,650,607,208	$(202,948,778)	$2,650,607,208	$1,753,799,156

PART C

OTHER INFORMATION

ITEM 24.    Financial Statements and Exhibits

        (a)  Financial Statements

Financial Statements Included in Part A

Condensed Financial Information

Financial Statements Included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2009

Statements of Operations and Changes in Net Assets for the years ended December 31, 2009 and 2008

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2009 and 2008

Statutory Statements of Income for the years ended December 31, 2009, 2008, and 2007

Statutory Statements of Changes in Surplus for the years ended December 31, 2009, 2008, and 2007

Statutory Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007

Notes to Statutory Financial Statements

        (b)  Exhibits

Exhibit 1	Resolution of Board of Directors of MassMutual authorizing the establishment of the Separate Account, incorporated by reference to Initial Registration Statement No. 333-45039 filed on January 28, 1998.

Exhibit 2	Not Applicable.

Exhibit 3	(i) Principal Underwriting Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement 333-45039 filed on June 4, 1998.

(ii) Underwriting and Servicing Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement 333-45039 filed on June 4, 1998.

(iii) Insurance Products Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-109620, filed on August 19, 2008.

(iv) Amendment for Insurance Product Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-81015, filed on Form N-4 in April 2009.

Exhibit 4	Individual Certificate issued under a Group Variable Deferred Annuity Contract with Flexible Purchase Payments, incorporated by reference to Initial Registration Statement No. 333-95851 filed on Form N-4 on February 2, 2000.

Exhibit 5	Application Form, incorporated by reference to Initial Registration Statement No. 333-95851 filed on Form N-4 on February 2, 2000.

Exhibit 6	(i) Copy of Articles of Incorporation of MassMutual, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-50410, filed on November 24, 2008.

(ii) Copy of the Bylaws of MassMutual, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

Exhibit 7	Not Applicable.

Exhibit 8	(a) Fund Participation Agreements

Form of Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer, Inc., incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed on Form N-4 in April 2006.

Form of Participation Agreement with Panorama Series Fund, Inc., incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997.

Form of Participation Agreement with Fidelity Variable Insurance Products Fund II, incorporated by reference to Initial Registration Statement No. 333-65887, filed on October 20, 1998.

Form of Participation Agreement with ING Variable Products Trust, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed on Form N-4 in April 2006.

Form of Participation Agreement with MML Series Investment Fund, incorporated by reference to initial Registration Statement No. 333-130156 filed on December 6, 2005.

Form of Participation Agreement with MML Series Investment Fund II, incorporated by reference to initial Registration Statement No. 333-130156 filed on December 6, 2005.

Form of Participation Agreement with AIM Variable Insurance Funds, Inc., incorporated by reference to initial Registration Statement No. 333-131007 filed on January 13, 2006.

Form of Participation Agreement with PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-80991, filed on Form N-4 in April 2006.

(b) Rule 22c-2 Agreements, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-80991, filed in April 2007.

AIM Variable Insurance Funds
Fidelity Variable Insurance Products Fund
ING Variable Products Trust
MML Series Investment Fund
MML Series Investment Fund II
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
PIMCO Variable Insurance Trust

Exhibit 9	Opinion and Consent of Counsel*

Exhibit 10	(i) Consent of Independent Registered Public Accounting Firm, KPMG LLP*

(ii) Powers of Attorney, incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-81015, filed on Form N-4 in April 2010.

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

Exhibit 14	Not Applicable.

*	Filed herewith.

ITEM 25.    Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Thomas C. Barry, Director 320 Park Avenue, 28th Floor New York, NY 10022	Robert M. Furek, Director 1370 Cutler Court Marco Island, FL 34145

Kathleen A. Corbet, Director 49 Cross Ridge Road New Caanan, CT 06840	Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34101-7716

Roger W. Crandall, Director 1295 State Street Springfield, MA 01111

James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	Cathy E. Minehan, Director 128 Beacon Street Boston, MA 02116

Patricia Diaz Dennis, Director 103 Devine Road San Antonio, TX 78212	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911

William B. Ellis, Director 31 Pound Foolish Lane Glastonbury, CT 06033	Stuart H. Reese, Director, Chairman 1295 State Street Springfield, MA 01111
Robert A. Essner, Director 5 Giralda Farms Madison, NJ 07940 Officers of Massachusetts Mutual Life Insurance Company	William T. Spitz, Director 16 Wynstone Nashville, TN 37215

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Norman A. Smith, Senior Vice President and Corporate Controller 1295 State Street Springfield, MA 01111

Roger W. Crandall, President and Chief Executive Officer (principal executive officer)

1295 State Street

Springfield, MA 01111

Mark Roellig, Executive Vice President and General Counsel

1295 State Street

Springfield, MA 01111

Michael T. Rollings, Executive Vice President and Chief Financial Officer

1295 State Street

Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President

1295 State Street

Springfield, MA 01111

Michael Fanning, Executive Vice President

1295 State Street

Springfield, MA 01111

Thomas Finke, Executive Vice President and Chief Investment Officer

1295 State Street

Springfield, MA 01111

Christine Peaslee, Vice President, Corporate Secretary & Counsel

1295 State Street

Springfield, MA 01111

Debra Palermino, Executive Vice President

1295 State Street

Springfield, MA 01111

Robert Casale, Executive Vice President & Chief Information Officer

1295 State Street

Springfield, MA 01111

ITEM 26.    Persons Controlled By or Under Common Control with the Depositor or Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.

2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.

3.	CML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portfolio of the investment interests in a mezzanine fund.

4.	CML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.

B.	MML Distributors, LLC (Nov. 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual Holding LLC – 1%.)

C.	MassMutual Holding LLC (Nov. 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, Inc. (Dec. 31, 1981), a Massachusetts corporation which operates as a securities broker-dealer.

a.	MML Insurance Agency, Inc. (Nov. 16, 1990), a Massachusetts corporation which operates as an insurance broker.

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b.	MMLISI Financial Alliances, LLC, a Delaware limited liability company which operates as a broker-dealer. (MML Investors Services, Inc. – 51% and Series Members – 49%)

2.	MassMutual Holding MSC, Inc. (Dec. 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

a.	MassMutual Corporate Value Limited (Aug. 24, 1994), a Cayman Islands corporation which holds a 88.4% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC, Inc.—46%)

1)	MassMutual Corporate Value Partners Ltd. (Aug. 24, 1994), owned 88.4% by MassMutual Corporate Value Limited.

b.	1279342 Ontario Limited (Jan. 29, 1998), a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada.

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3.	Babson Capital Management LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.

a.	Babson Capital Securities Inc. (July 1, 1994), a Massachusetts corporation which operates as a securities broker-dealer.

b.	Cornerstone Real Estate Advisers, Inc. (formerly Babson Capital Management Inc.), a Delaware corporation that holds a “corporation” real estate license.

c.	Babson Capital Japan KK, formerly known as MassMutual Investment Management Company (May 28, 2004), a Japanese registered investment adviser.

d.	Babson Capital Asia Limited (May 7, 2009), a Hong Kong company whose sole employee conducts market research for investment opportunities for Babson Capital Management LLC and Massachusetts Mutual Life Insurance Company.

e.	Babson Capital Australia Holding Company Pty Ltd. (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.

1.)	Babson Capital Australia Pty Ltd. (October 16, 2009), an asset manager for Australian institutional investors.

f.	Babson Capital Guernsey Limited, an investment management company organized under the laws of Guernsey.

1.)	Babson Capital Europe Limited, an institutional debt-fund manager organized under the laws of England and Wales.

a.)	Almack Holding Partnership GP Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, serves as general partner of Almack Leveraged 1 LP, Almack Unleveraged 1 LP and Almack Leveraged 2 LP.

b.)	Almack Mezzanine Fund Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as general partner of Almack Mezzanine Founder LP and Almack Mezzanine I LP.

c.)	Almack Mezzanine Fund II Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, serves as general partner of Almack Mezzanine II Leveraged LP, Almack Mezzanine II Unleveraged LP, and Almack Mezzanine Founder II LP.

g.	Cornerstone Real Estate Advisers, LLC (Jan. 20, 1994), a Delaware limited liability company which operates as an investment adviser.

1.)	Cornerstone Real Estate Advisers Europe B.V. (October 31, 2008), a Dutch company that is a wholly-owned subsidiary of Cornerstone Real Estate Advisers LLC that is applying to become a licensed Dutch investment firm regulated by the Dutch Authority for Financial Markets.

2.)	Cornerstone Real Estate Advisers Asia Limited (January 23, 2008), a Hong Kong company that is a wholly-owned subsidiary of Cornerstone Real Estate Advisers LLC that is applying to become a Hong Kong licensed investment firm regulated by the Securities and Futures Commission.

3.)	Cornerstone Acquisitions LLC (August 24, 2007), a Delaware limited liability company that was formed for the purpose of entering into purchase contracts for real property interests for the benefit of Cornerstone Real Estate Advisers LLC clients.

4.)	Cornerstone Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.

a.)	Cornerstone Real Estate UK (No. 2) Limited (formerly, Peder Smedvig Protego Limited), a special purpose holding company.

b.)	Protego Real Estate Investors Finance LLP, a London-based real estate investment management company. (74.715% owned by Cornerstone Real Estate UK Holdings Limited and 25.285% owned by Cornerstone Real Estate UK (No.2) Limited.)

c.)	Protego Real Estate Investors LLP, a London-based real estate investment management company, (74.715% owned by Cornerstone Real Estate UK Holdings Limited and 25.285% owned by Cornerstone Real Estate UK (No.2) Limited.)

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h.	The following are investment-related special purpose entities of Babson Capital Management LLC. These entities are all domiciled in the State of Delaware.

1.	Babson Capital Loan Partners I GP, LLC

2.	Babson Global Macro Management LLC

3.	Babson Mezzanine Realty Management LLC

4.	Babson Mezzanine Realty Management II LLC

5.	BCCM I GP LLC

6.	Blue-Chip Multi-Strategy Management LLC

7.	Boston Mass II, LLC

8.	Cobbs Wharf Management LLC

9.	Congress Avenue Management LLC

10.	Credit Strategies Management LLC

11.	Hanover/Babson Equity Investors Manager LLC

12.	Hanover Preferred Facility Manager LLC

13.	Loan Strategies Management LLC

14.	Mezzco LLC

15.	Mezzco II LLC

16.	Mezzco III LLC

17.	Somerset Special Opportunities Management LLC

18.	Special Value Absolute Return Fund, LLC

19.	Special Value Bond Fund II, LLC

20.	Winterset Management LLC

4.	Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the Oppenheimer companies. (MassMutual Holding LLC – 98.48%).

a.	OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds. (OppenheimerFunds Services, a division of OppenheimerFunds, Inc. operates as a transfer agent for the Oppenheimer funds.)

1.)	Centennial Asset Management Corporation (May 8, 1987), a Delaware corporation which operates as investment adviser and general distributor of the Centennial Trusts.

2.)	OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York corporation which operates as a broker-dealer and general distributor of the Oppenheimer funds.

3.)	Oppenheimer Real Asset Management, Inc. (Dec. 22, 1988), a Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

4.)	Shareholder Financial Services, Inc. (Nov. 1, 1989), a Colorado corporation which operates as a transfer agent for closed-end funds managed by Oppenheimer and certain closed-end funds managed by MassMutual.

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5.)	Shareholder Services, Inc. (Sept. 16, 1987), a Colorado corporation which operates as a transfer agent for the Centennial Trusts.

6.)	OFI Private Investments Inc. (March 20, 2000) is a New York based registered investment adviser which manages separate accounts for investors and also acts as the Program Manager and Investment Manager for several states’ 529 college savings and prepaid tuition plans.

7.)	OFI Institutional Asset Management, Inc. (Nov. 20, 2000) is a New York based registered investment advisor which provides investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee.

a.)	Trinity Investment Management Corporation (Nov. 1, 1974), a Pennsylvania corporation and registered investment adviser which provides portfolio management and equity research services primarily to institutional clients.

b.)	OFI Trust Company (1988), a New York corporation which conducts the business of a trust company.

c.)	HarbourView Asset Management Corporation (April 17, 1986), a New York corporation which operates as an investment adviser.

d.)	OppenheimerFunds International Distributor Limited (formerly known as OpphheimerFunds (Asia) Limited), a Hong Kong mutual fund marketing company. (Owned 95% by OFI Institutional Asset Management, Inc. and 5% by OppenheimerFunds, Inc.)

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8.)	OppenheimerFunds International Ltd. (July 9, 1997), is a Dublin-based limited liability company that currently has no operations.

a.)	OFI Institutional Asset Management, Ltd., (February 6, 2007), is an English-based, limited liability company, wholly-owned by OppenheimerFunds International, Ltd. that currently has no operations.

b.	Tremont Group Holdings, Inc. (previously, Tremont Capital Management, Inc.) (June 28, 2001), a New York-based investment services provider which specializes in hedge funds.

1.)	Tremont (Bermuda) Limited a Bermuda-based investment adviser.

a.)	Tremont Capital Management Limited, a company based in the United Kingdom.

2.)	Tremont Partners, Inc., (1984) a Connecticut corporation that is a registered investment adviser.

3.)	Tremont Securities, Inc., a New York company

4.)	Tremont Capital Management (Asia) Limited, a Hong Kong company.

5.)	Tremont Capital Management (Ireland) Limited, the manager of an Irish umbrella trust that manages a series of non-US strategy based funds.

6.)	Tremont GP, Inc., a Delaware corporation.

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5.	HYP Management LLC (July 24, 1996), a Delaware limited liability company which operates as the “LLC Manager” of MassMutual High Yield Partners II LLC, a high yield bond fund.

6.	MML Realty Management Corporation (Oct. 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

7.	MassMutual International LLC (Feb. 19, 1996), a Delaware corporation which operates as a holding company for those entities constituting MassMutual’s international insurance operations. MassMutual International LLC is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

a.	MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company. (Owned 99.99% by MassMutual International LLC and .01% by MassMutual Holding LLC).

1.)	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent. (MassMutual Asia Limited owns 99.99% and MassMutual Services Limited owns .01%).

2.)	MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds. (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Protective Capital (International) Limited and Kenneth Yu (in trust for MassMutual Asia Ltd.)).

3.)	Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company currently holding 6.38% of MassMutual Life Insurance Company in Japan. (Owned 99.98% by MassMutual Asia Limited, .01% by Ling Sau Lei and .01% by Jones Leung.)

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4.)	MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)

5.)	MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited—50%.)

6.)	MassMutual Asia Investors Limited, a Hong Kong company that provides investment advisory services.

b.	MassMutual Internacional (Chile) Limitada, a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International LLC – 79.43%; MassMutual Holding LLC—.07%; 1279342 Ontario Limited – 20.5%)

1.)	MassMutual (Chile) Limitada (September 13, 2006), a limited liability company organized in the Republic of Chile. (MassMutual Internacional (Chile) Limitada – 99.99 % and MassMutual International LLC .01%).

a.)	Compañia de Seguros CorpVida S.A., corporation organized in the Republic of Chile which operates as an insurance company. (37.48% by Corp. Group Vida Chile S.A., 29.03% by Corp. Group Interhold S.A. and 33.49% by MassMutual (Chile) Limitada)

c.	MassMutual Europe S.A., a corporation organized in the Grand Duchy of Luxembourg which operates as a life insurance company.

d.	MassMutual International Holding MSC, Inc., a Massachusetts corporation which currently acts as a holding company for MMI’s interest in Taiwan.

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1.)	MassMutual Mercuries Life Insurance Company, a Taiwan corporation which operates as a life insurance company. (MassMutual International Holding MSC, Inc. 39.01%, Mercuries Group 39.01%, and 21.98% by other shareholders.)

e.	MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International LLC – 89.88%; MassMutual Asia Limited – 10.10%; and MassMutual Life Insurance Company—.02%).

f.	MassMutual Mercuries Insurance Agency Co., Ltd., a Taiwan company which operates as a life Insurance agency (MassMutual International LLC-50%).

8.	MassMutual Assignment Company (Oct. 4 2000), a North Carolina corporation which operated a structured settlement business.

9.	MML Financial, LLC (May 7, 2004), a Delaware limited liability company which operates as a holding company.

9

10.	MassMutual Baring Holding, LLC (October 14, 2005), a Delaware limited liability company that will act as a holding company for certain MassMutual subsidiaries.

a.	MassMutual Holdings (Bermuda) Limted, a Bermuda company that acts as a holding company for certain MassMutual subsidiaries.

1.)	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.

a.)	Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.

b.)	Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.

c.)	Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited.

d.)	Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

e.)	Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

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i.	Baring Investment Administrative Services (South Africa) Limited (September 4, 1998), a company incorporated under the laws of South Africa. The company was incorporated to serve as the South African Representative Office for selected collective investment schemes as contemplated in the Regulations made pursuant to Section 37A(1) of the Units Trusts Control Act, 1981 as amended.

ii.	Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.

aa.	Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.

bb.	Baring France S.A.S. (July 24, 1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.

cc.	Baring Asset Management (CI) Limited (July 18, 1990), an investment management company organized under the laws of the Isle of Guernsey.

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dd.	Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

ee.	Baring Mutual Fund Management (Ireland) Limited (November 29, 1991), a company incorporated under the laws of Ireland.

ff.	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.

gg.	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

i.	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

ii.	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

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iii.	Baring Asset Management (Japan) Limited (January 13, 1986), a company organized in Japan that acts as an investment adviser.

iv.	Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser incorporated under the laws of Australia.

b.	Baring Asset Management, Inc. (September 28, 1967), a Massachusetts corporation that acts as an investment adviser.

11.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

12.	First Mercantile Trust Company (November 26, 1957), a Tennessee trust company engaged in the business of providing retirement plan investment management and recordkeeping products and services to businesses and individuals

D.	The MassMutual Trust Company (Jan. 12, 2000), a federally chartered stock savings bank which performs trust services.

E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.

F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.

G.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.

H.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.

I.	MMC Equipment Finance LLC (January 27, 2007), a Delaware limited liability company established to engage primarily in equipment finance and leasing activities.

1.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide (owned 99.61% by MMC Equipment Finance LLC and .39% by C.M. Life Insurance Company).

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a.	Winmark Special Finance LLC (May 18, 2004), a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets.

b.	Winmark Limited Funding LLC (June 3, 2004), a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets, and then issues non-recourse promissory notes which are secured by such assets (excluding residual interests).

c.	MMAF Equipment Finance LLC 2009-A (November 13, 2009), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

d.	WEF Seller LLC 2006-A (January 26, 2007), a Delaware limited liability company that previously held a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

1.)	WEF Issuer LLC 2006-A (October 17, 2005), a Delaware limited liability company that holds and manages equipment-related assets and makes payments on certain notes.

J.	Invicta Advisors LLC (April 12, 2006), a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC.

K.	MML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.

L.	MML Re Finance LLLC (December 19, 2008), a Delaware limited Liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.

M.	PL-Apts, LLC (December 18, 2008), a Delaware limited liability company formed for the purpose of owning an apartment complex in Nashville, Tennessee (owned 92.2% by MassMutual and 7.8% by C.M. Life Insurance Company).

N.	CV-APTS, LLC (March 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

O.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. MassMutual holds an 81.39% interest and C.M. Life Insurance Company holds an 18.61% interest.

P.	CB APTS, LLC (April 16, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

Q.	MP-APTS, LLC (April 1, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

R.	MW-APTS, LLC (April 14, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

S.	WW-APTS, LLC (July 9, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

T.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.

U.	Country Club Office Plaza LLC (December 4, 2009), a Delaware Limited Liability company formed to take title to a property. MassMutual is the managing member with an 88.06% ownership interest and C.M. Life Insurance Company holds an 11.94% ownership interest.)

MassMutual or its subsidiaries hold at least 20% ownership of the voting rights or capital of the companies below:

ALERION INVEMENT MANAGERS I LLC, a Delaware limited liability company. Interest is 49.75%.

BRAEMAR POWER AND COMMUNICATIONS MANAGEMENT, LP, a Delaware limited partnership. Interest is 20%.

MM SUNSTONE 2010 LLC (March 4, 2010), a Delaware limited liability company. MassMutual owns 100% of this company.

CM SUNSTONE 2010 LLC (March 4, 2010), a Delaware limited liability company. C.M. Life Insurance Company owns 100% of this company.

INVICTA HOLDINGS LLC (April 12, 2006), a Delaware limited liability company that acts as a holding company. MassMutual holds 45% of the ownership interest in this company.

INVICTA CAPITAL LLC (April 12, 2006), a Delaware limited liability company that guarantees the obligations of Invicta Credit LLC. Invicta Holdings LLC holds 100% of the ownership interest in this company.

INVICTA CREDIT LLC, (April 12, 2006), a Delaware limited liability company that operates as a credit derivative product company. Invicta Holdings LLC holds 100% of the ownership interest in this company.

OX BODIES, INC., an Alabama corporation that manufactures truck bodies and mining machinery. Interest is 26.4%.

QUALIS AUTOMOTIVE LLC, a Michigan limited liability corporation that manufactures automotive parts. Interest is 29%.

TERRA RENEWAL LLC, an Iowa limited liability company that operates as a finance holding company. Interest is 26.3%.

TUBULAR TEXTILE MACHINERY, a North Carolina corporation that manufactures textile machinery. Interest is 30.1%.

VITEX PACKAGING GROUP, INC., a Virginia corporation that supplies flexible packaging products. Interest is 21.0%.

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II. REGISTERED INVESTMENT COMPANY AFFILIATES

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

•	MML Series Investment Fund, a Massachusetts business trust that operates as an open-end investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.

•	MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.

•	MassMutual Select Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

•	MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.

•

MML Series Investment Fund II, a Massachusetts business trust that operates as an open-end investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.

•	The Greater China Fund, Inc. and The Asia Pacific Fund, Inc.: closed-end registered investment companies to which Baring Asset Management (Asia) Limited is the investment adviser.

•	Centennial Government Trust

•	Centennial Money Market Trust

•	OFI Tremont Core Strategies Hedge Fund

•	Oppenheimer Absolute Return Fund

•	Oppenheimer AMT-Free Municipals

•	Oppenheimer AMT-Free New York Municipals

•	Oppenheimer Balanced Fund

•	Oppenheimer Baring SMA International Fund

•	Oppenheimer California Municipal Fund

•	Oppenheimer Capital Appreciation Fund

•	Oppenheimer Capital Income Fund

•	Oppenheimer Cash Reserves

•	Oppenheimer Champion Income Fund

•	Oppenheimer Commodity Strategy Total Return Fund

•	Oppenheimer Developing Markets Fund

•	Oppenheimer Discovery Fund

•	Oppenheimer Emerging Growth Fund

•	Oppenheimer Equity Fund, Inc.

•	Oppenheimer Equity Income Fund, Inc.

•	Oppenheimer Global Fund

•	Oppenheimer Global Opportunities Fund

•	Oppenheimer Global Value Fund

•	Oppenheimer Gold & Special Minerals Fund

•	Oppenheimer Inflation Protected Securities Fund

•	Oppenheimer Institutional Money Market Fund

•	Oppenheimer Institutional Treasury Money Market Fund

•	Oppenheimer Integrity Funds

•	Oppenheimer International Bond Fund

•	Oppenheimer International Diversified Fund

•	Oppenheimer International Growth Fund

•	Oppenheimer International Small Company Fund

•	Oppenheimer International Value Trust

•	Oppenheimer Limited Term California Municipal Fund

•	Oppenheimer Limited-Term Government Fund

•	Oppenheimer Main Street Funds, Inc.®

•	Oppenheimer Main Street Opportunity Fund®

•	Oppenheimer Main Street Small Cap Fund®

•	Oppenheimer Master Event-Linked Bond Fund, LLC

•	Oppenheimer Master International Value Fund, LLC

•	Oppenheimer Master Loan Fund, LLC

•	Oppenheimer Money Market Fund, Inc.

•	Oppenheimer Multi-State Municipal Trust

•	Oppenheimer Municipal Fund

•	Oppenheimer Portfolio Series

•	Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

•	Oppenheimer Principal Protected Trust II®

•	Oppenheimer Principal Protected Trust III®

•	Oppenheimer Principal Protected Trust®

•	Oppenheimer Quest For Value Funds

•	Oppenheimer Quest International Value Fund, Inc.

•	Oppenheimer Real Estate Fund

•	Oppenheimer Rising Dividends Fund, Inc.

•	Oppenheimer Rochester Arizona Municipal Fund

•	Oppenheimer Rochester Double Tax-Free Municipals Fund

•	Oppenheimer Rochester General Municipal Fund

•	Oppenheimer Rochester Maryland Municipal Fund

•	Oppenheimer Rochester Massachusetts Municipal Fund

•	Oppenheimer Rochester Michigan Municipal Fund

•	Oppenheimer Rochester Minnesota Municipal Fund

•	Oppenheimer Rochester North Carolina Municipal Fund

•	Oppenheimer Rochester Ohio Municipal Fund

•	Oppenheimer Rochester Virginia Municipal Fund

•	Oppenheimer Select Value Fund

•	Oppenheimer Senior Floating Rate Fund

•	Oppenheimer Series Fund, Inc.

•	Oppenheimer SMA Core Bond Fund

•	Oppenheimer SMA International Bond Fund

•	Oppenheimer Strategic Income Fund

•	Oppenheimer Target Distribution Fund

•	Oppenheimer Target Distribution & Growth Fund

•	Oppenheimer Transition 2010 Fund

•	Oppenheimer Transition 2015 Fund

•	Oppenheimer Transition 2020 Fund

•	Oppenheimer Transition 2025 Fund

•	Oppenheimer Transition 2030 Fund

•	Oppenheimer Transition 2040 Fund

•	Oppenheimer Transition 2050 Fund

•	Oppenheimer U.S. Government Trust

•	Oppenheimer Variable Account Funds

•	Panorama Series Fund, Inc.

•	Rochester Fund Municipals

•	Rochester Portfolio Series

•	Tennenbaum Opportunities Fund V, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Opportunities Fund, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Continuation Fund, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Special Value Continuation Partners, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

•	Tennenbaum Opportunities Partners V, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

ITEM 27.    Number of Participants

As of February 10, 2010, the number of participants was 2,764.

ITEM 28.    Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

Article	V. of the Bylaws of MassMutual provides for indemnification of directors and officers as follows:

“Article	V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

ITEM 29.    Principal Underwriters

(a) MML Distributors, LLC (“MML Distributors”) and MML Investors Services, Inc. (“MMLISI”), subsidiaries of Massachusetts Mutual Life Insurance Company, act as principal underwriters for contracts/policies that utilize registered separate accounts of Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company. MMLISI serves as principal underwriter of the contracts/policies sold by its registered representatives, and MML Distributors serves as principal underwriter of the contracts/policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MML Distributors and MMLISI either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, MassMutual Variable Life Separate Account II, MML Series Investment Fund, and MML Series Investment Fund II.

(b) MML Distributors, LLC and MML Investors Services, Inc. are the principal underwriters for the contracts. The following people are officers and member representatives of MML Distributors, LLC and officers and directors of MML Investors Services, Inc.

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Elaine A. Sarsynski	Chief Executive Officer, President and Springfield OSJ Supervisor	1295 State Street Springfield, MA 01111-0001

William H. McCauley	Chief Financial Officer, Treasurer and Assistant Vice President

Michael Fanning	Member Representative Massachusetts Mutual Life Insurance Co. MassMutual Holding LLC USIG Operations Supervisor	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Barbara Upton	Assistant Vice President Chief Compliance Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Stephen Alibozek	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Vice President	100 Bright Meadow Blvd Enfield, CT 06082

Donna Watson	Cash and Trading Supervisor Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Sam Jaberi	Chief Technology Officer	1295 State Street Springfield, MA 01111-0001

Lenore MacWade	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Vice President Retirement Services Supervisor and Fund Product Distribution Officer	1295 State Street Springfield, MA 01111-0001

Melissa Millan	USIG Product/Sales Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Richard Byrne	Variable Annuity Supervisor and Variable Annuity Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Jo-Anne Rankin	Variable Life Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Christine Peaslee	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Michele White	Enfield OSJ Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

John Carlson	National Sales Supervisor Vice President	100 Bright Meadow Blvd. Enfield, CT 06082

Mark Larose	Registration Manager	1295 State Street Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, INC.

Name	Positions and Offices	Principal Business Address
Michael Fannning	Chairman of the Board & Chief Executive Officer	*

John Vaccaro	President, Director, Agency Field Force Supervisor	*

William H. McCauley	Chief Financial Officer, Treasurer and Assistant Vice President	*

William F. Monroe, Jr.	Vice President, Chief Operating Officer, Registered Options Principal	*

Michael L. Kerley	Chief Compliance Officer	*

Diana Perlman	Deputy Chief Compliance Officer	*

James Puhala	Deputy Chief Compliance Officer	*

Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	*

Mark Larose	Co-Chief Operations Officer and Assistant Vice President, Registration Manager	*

Sam Jaberi	Chief Technology Officer	*

Kenneth M. Rickson	Field Risk Officer, Director	*

Elaine Sarsynski	RS Supervisor, Director	*

Robert S. Rosenthal	Chief Legal Officer, Secretary, Vice President, Associate General Counsel	*

Douglas Russell	Vice President	**

Wendy Benson	Assistant Vice President, Chief Privacy Officer	*

Matthew Verdi	Assistant Vice President	*

Mary S. Block	Second Vice President, Assistant Secretary	*

Edward K. Duch, III	Assistant Secretary	*

Jennifer L. Dupuis-Krause	Assistant Secretary	*

Christine Peaslee	Assistant Secretary	*

Bruce C. Frisbie	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Lenore McWade	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kathy Rogers	Continuing Education Officer	*

Thomas H. Jurkowski	Agency Vice President	*

Edward Youmell	Agency Vice President	*

John McCloskey	Agency Vice President	*

Henry McCray	Agency Vice President	1113 Sithean Way Richmond, VA 23233

John Carlson	National Sales Supervisor	*

Maritza Flores	Executive Benefits Supervisor	*

Elaine Gruet	Assistant Vice President and Sales and Product Supervisor	*

Michael Rollings	Director	*

Gregory Deavens	Director	**

Melissa Millan	Director	**

Jo-Anne Rankin	Variable Life Product Distribution Officer	**

Richard Byrne	Variable Annuity Product Distribution Officer	**

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

c.  For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

ITEM 30.    Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 100 Bright Meadow Boulevard, Enfield, CT 06082 and 1295 State Street, Springfield, MA 01111.

ITEM 31.    Management Services

Not Applicable.

ITEM 32.    Undertakings

a.  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity certificates may be accepted.

b.  Registrant hereby undertakes to include either (1) as part of any application to purchase a certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.  Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual certificates issued under a group deferred variable annuity contract with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 11 to Registration Statement No. 333-95851 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on April 26, 2010.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL*	Director and Chief Executive Officer (principal executive officer)	April 26, 2010
Roger W. Crandall

MICHAEL T. ROLLINGS* Michael T. Rollings	Chief Financial Officer (principal financial officer)	April 26, 2010

NORMAN A. SMITH* Norman A. Smith	Corporate Controller (principal accounting officer)	April 26, 2010

Thomas C. Barry	Director

KATHLEEN A. CORBET* Kathleen Corbet	Director	April 26, 2010

STUART H. REESE* Stuart H. Reese	Director	April 26, 2010

JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	April 26, 2010

PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	April 26, 2010

William B. Ellis	Director

ROBERT ESSNER* Robert Essner	Director	April 26, 2010

ROBERT M. FUREK* Robert M. Furek	Director	April 26, 2010

RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	April 26, 2010

CATHY E. MINEHAN*	Director	April 26, 2010
Cathy E. Minehan

MARC RACICOT* Marc Racicot	Director	April 26, 2010

WILLIAM T. SPITZ* William T. Spitz	Director	April 26, 2010

/S/ JOHN E. DEITELBAUM		April 26, 2010
John E. Deitelbaum
*As Attorney-in-Fact Pursuant to Power of Attorney
Signed by a majority of Directors

REPRESENTATION BY REGISTRANT’S COUNSEL

As attorney to the Registrant, I, Gary F. Murtagh, have reviewed this Post-Effective Amendment No. 11 to Registration Statement No. 333-95851, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/    GARY F. MURTAGH

Gary F. Murtagh

Assistant Vice President and Counsel

INDEX TO EXHIBITS

Exhibit 9	Opinion and Consent of Counsel
Exhibit 10(i)	Consent of Independent Registered Public Accounting Firm, KPMG LLP